Schedule III Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Real Estate and Accumulated Depreciation [Line Items]
Description		[1]
Initial Cost [Abstract]
Land	$ 1,754,028,090
Buildings, Improvements and Acquisition Fees	3,210,726,573
Cost Capitalized Subsequent to Acquisition Improvements	6,586,061
Cost Capitalized Subsequent to Acquisition Carrying Costs	4,755,408
Gross Amount at Which Carried at Close of Period Land	1,750,783,723	[2],[3],[4],[5]
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,225,312,409	[2],[3],[4],[5]
Gross Amount at Which Carried at Close of Period Total	4,976,096,132	[2],[3],[4],[5]
Accumulated Depreciation	816,087,890	[6]
Reconciliation of total real estate carrying value [Rollforward]
Balance at Beginning of Period	4,119,901,302		3,449,776,818	3,416,323,971
Additions During Period:
Acquisitions	1,016,170,863		713,534,296	57,937,191
Less amounts allocated to intangible assets that are included in Other Assets on our Consolidated Balance Sheets	(133,491,909)		(15,384,932)	(860,287)
Equipment	14,238		33,268	25,500
Improvements, Etc.	2,435,950		2,044,036	1,853,609
Other (Leasing Costs)	1,721,668		1,500,953	1,185,163
Total Additions	886,850,810		701,727,621	60,141,176
Deductions During Period:
Cost of Real Estate sold or disposed of	31,383,561		30,254,678	25,420,455
Cost of Equipment sold	0		0	2,750
Releasing costs	584,192		410,234	801,363
Other (including Provisions for Impairment)	(1,311,773)		938,225	463,761
Total Deductions	30,655,980		31,603,137	26,688,329
Balance at Close of Period	4,976,096,132		4,119,901,302	3,449,776,818
Reconciliation of accumulated depreciation [Rollforward]
Balance at Beginning of Period	715,023,381		632,894,759	554,171,306
Additions During Period - Provision for Depreciation	113,671,104		94,489,028	90,524,336
Deductions During Period:
Accumulated depreciation of real estate and equipment sold or disposed of	12,606,595		12,360,406	11,800,883
Balance at Close of Period	816,087,890		715,023,381	632,894,759
Note 6 [Abstract]
Aggregate adjustment for fair value of legal obligations to perform asset-retirement activities that are conditional on future events	152,277		81,593	(62,571)
Realty Income Corporation [Member]
Note 1 [Abstract]
Number of single-tenant properties	2,619
Number of multi-tenant properties	15
Number of properties owned	2,634
Note 2 [Abstract]
Aggregate cost for federal income tax purposes	4,924,224,479
Note 5 [Abstract]
Number of properties with provisions for impairment recorded during the period	5		4	1
Crest Net Lease, Inc. - wholly owned taxable REIT subsidiary [Member]
Note 1 [Abstract]
Number of properties owned	3
Note 2 [Abstract]
Aggregate cost for federal income tax purposes	7,521,073
Note 5 [Abstract]
Number of properties with provisions for impairment recorded during the period			3	5
Apparel Stores [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	619,035
Buildings, Improvements and Acquisition Fees	867,013
Cost Capitalized Subsequent to Acquisition Improvements	6,484
Cost Capitalized Subsequent to Acquisition Carrying Costs	43,549
Gross Amount at Which Carried at Close of Period Land	619,035
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	917,046
Gross Amount at Which Carried at Close of Period Total	1,536,081
Accumulated Depreciation	490,761
Date Acquired	2/11/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | CA [Member] | South Lake Tahoe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Lake Tahoe
Location	CA
Initial Cost [Abstract]
Land	3,110,000
Buildings, Improvements and Acquisition Fees	3,176,091
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,110,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,176,091
Gross Amount at Which Carried at Close of Period Total	6,286,091
Accumulated Depreciation	153,511
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | CT [Member] | Danbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danbury
Location	CT
Initial Cost [Abstract]
Land	1,096,861
Buildings, Improvements and Acquisition Fees	6,217,688
Cost Capitalized Subsequent to Acquisition Improvements	70,819
Cost Capitalized Subsequent to Acquisition Carrying Costs	56
Gross Amount at Which Carried at Close of Period Land	1,096,861
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,288,563
Gross Amount at Which Carried at Close of Period Total	7,385,424
Accumulated Depreciation	3,594,048
Date Acquired	9/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | CT [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	CT
Initial Cost [Abstract]
Land	771,660
Buildings, Improvements and Acquisition Fees	3,653,539
Cost Capitalized Subsequent to Acquisition Improvements	1,661
Cost Capitalized Subsequent to Acquisition Carrying Costs	161
Gross Amount at Which Carried at Close of Period Land	771,660
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,655,361
Gross Amount at Which Carried at Close of Period Total	4,427,021
Accumulated Depreciation	2,016,077
Date Acquired	3/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | CT [Member] | Manchester1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	CT
Initial Cost [Abstract]
Land	1,250,464
Buildings, Improvements and Acquisition Fees	5,917,037
Cost Capitalized Subsequent to Acquisition Improvements	3,555
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,250,464
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,920,592
Gross Amount at Which Carried at Close of Period Total	7,171,056
Accumulated Depreciation	3,265,459
Date Acquired	3/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | FL [Member] | Deerfield Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Deerfield Beach
Location	FL
Initial Cost [Abstract]
Land	3,160,000
Buildings, Improvements and Acquisition Fees	4,832,848
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,160,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,832,848
Gross Amount at Which Carried at Close of Period Total	7,992,848
Accumulated Depreciation	233,588
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | NY [Member] | Staten Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Staten Island
Location	NY
Initial Cost [Abstract]
Land	4,202,093
Buildings, Improvements and Acquisition Fees	3,385,021
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,202,093
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,385,021
Gross Amount at Which Carried at Close of Period Total	7,587,114
Accumulated Depreciation	1,867,092
Date Acquired	3/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	1,210,000
Buildings, Improvements and Acquisition Fees	2,675,265
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,675,265
Gross Amount at Which Carried at Close of Period Total	3,885,265
Accumulated Depreciation	129,304
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Apparel Stores [Member] | TX [Member] | The Colony [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	The Colony
Location	TX
Initial Cost [Abstract]
Land	2,580,000
Buildings, Improvements and Acquisition Fees	2,214,133
Cost Capitalized Subsequent to Acquisition Improvements	20,700
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,580,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,234,833
Gross Amount at Which Carried at Close of Period Total	4,814,833
Accumulated Depreciation	107,793
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | CO [Member] | Denver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	480,348
Buildings, Improvements and Acquisition Fees	525,270
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	480,348
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,270
Gross Amount at Which Carried at Close of Period Total	1,005,618
Accumulated Depreciation	32
Date of Construction	In-progress
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | CO [Member] | Highlands Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Highlands Ranch
Location	CO
Initial Cost [Abstract]
Land	583,289
Buildings, Improvements and Acquisition Fees	2,139,057
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	583,289
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,139,057
Gross Amount at Which Carried at Close of Period Total	2,722,346
Accumulated Depreciation	658,832
Date of Construction	7/10/2007
Date Acquired	8/11/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | CO [Member] | Littleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	601,388
Buildings, Improvements and Acquisition Fees	2,169,898
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	601,388
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,169,898
Gross Amount at Which Carried at Close of Period Total	2,771,286
Accumulated Depreciation	521,563
Date of Construction	2/2/2006
Date Acquired	11/12/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | CO [Member] | Parker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parker
Location	CO
Initial Cost [Abstract]
Land	868,768
Buildings, Improvements and Acquisition Fees	2,101,248
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	868,768
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,101,248
Gross Amount at Which Carried at Close of Period Total	2,970,016
Accumulated Depreciation	653,832
Date of Construction	2/20/2004
Date Acquired	7/3/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | CO [Member] | Thornton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Thornton
Location	CO
Initial Cost [Abstract]
Land	693,323
Buildings, Improvements and Acquisition Fees	1,896,616
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	693,323
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,896,744
Gross Amount at Which Carried at Close of Period Total	2,590,067
Accumulated Depreciation	532,338
Date of Construction	10/5/2004
Date Acquired	10/15/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Cumming [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cumming
Location	GA
Initial Cost [Abstract]
Land	661,624
Buildings, Improvements and Acquisition Fees	1,822,363
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	661,624
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,822,363
Gross Amount at Which Carried at Close of Period Total	2,483,987
Accumulated Depreciation	599,673
Date of Construction	9/18/2003
Date Acquired	12/31/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Douglasville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Douglasville
Location	GA
Initial Cost [Abstract]
Land	679,868
Buildings, Improvements and Acquisition Fees	1,935,515
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	679,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,935,515
Gross Amount at Which Carried at Close of Period Total	2,615,383
Accumulated Depreciation	642,652
Date of Construction	8/11/2003
Date Acquired	12/30/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Morrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morrow
Location	GA
Initial Cost [Abstract]
Land	725,948
Buildings, Improvements and Acquisition Fees	1,846,315
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	725,948
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,846,315
Gross Amount at Which Carried at Close of Period Total	2,572,263
Accumulated Depreciation	618,450
Date of Construction	7/7/2003
Date Acquired	8/30/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Peachtree City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peachtree City
Location	GA
Initial Cost [Abstract]
Land	1,190,380
Buildings, Improvements and Acquisition Fees	689,284
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,190,380
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	689,284
Gross Amount at Which Carried at Close of Period Total	1,879,664
Accumulated Depreciation	247,836
Date of Construction	12/16/2002
Date Acquired	9/19/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Roswell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roswell
Location	GA
Initial Cost [Abstract]
Land	1,825,000
Buildings, Improvements and Acquisition Fees	1,632,396
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,825,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,632,396
Gross Amount at Which Carried at Close of Period Total	3,457,396
Accumulated Depreciation	35
Date of Construction	In-progress
Date Acquired	8/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | GA [Member] | Warner Robbins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warner Robbins
Location	GA
Initial Cost [Abstract]
Land	1,250,000
Buildings, Improvements and Acquisition Fees	798,619
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	798,619
Gross Amount at Which Carried at Close of Period Total	2,048,619
Accumulated Depreciation	21
Date of Construction	In-progress
Date Acquired	9/1/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | MN [Member] | Ham Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ham Lake
Location	MN
Initial Cost [Abstract]
Land	192,610
Buildings, Improvements and Acquisition Fees	1,930,958
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	192,610
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,930,958
Gross Amount at Which Carried at Close of Period Total	2,123,568
Accumulated Depreciation	544,099
Date of Construction	7/1/2004
Date Acquired	10/31/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | MS [Member] | Olive Branch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olive Branch
Location	MS
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	1,965,718
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,965,718
Gross Amount at Which Carried at Close of Period Total	2,315,718
Accumulated Depreciation	39,448
Date of Construction	6/29/2011
Date Acquired	11/2/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | NC [Member] | Cary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cary
Location	NC
Initial Cost [Abstract]
Land	610,389
Buildings, Improvements and Acquisition Fees	1,492,235
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	610,389
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,492,235
Gross Amount at Which Carried at Close of Period Total	2,102,624
Accumulated Depreciation	335,753
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | NC [Member] | Durham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	680,969
Buildings, Improvements and Acquisition Fees	1,323,140
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	680,969
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,323,164
Gross Amount at Which Carried at Close of Period Total	2,004,133
Accumulated Depreciation	297,724
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | NC [Member] | Wilmington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	378,813
Buildings, Improvements and Acquisition Fees	1,150,679
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	378,813
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,150,679
Gross Amount at Which Carried at Close of Period Total	1,529,492
Accumulated Depreciation	296,306
Date of Construction	7/15/2005
Date Acquired	12/21/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | TN [Member] | Bartlett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bartlett
Location	TN
Initial Cost [Abstract]
Land	648,526
Buildings, Improvements and Acquisition Fees	1,960,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	648,526
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,960,733
Gross Amount at Which Carried at Close of Period Total	2,609,259
Accumulated Depreciation	552,495
Date of Construction	8/3/2004
Date Acquired	10/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Collision Services [Member] | UT [Member] | Salt Lake City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salt Lake City
Location	UT
Initial Cost [Abstract]
Land	2,900,000
Buildings, Improvements and Acquisition Fees	772,471
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,900,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	772,471
Gross Amount at Which Carried at Close of Period Total	3,672,471
Accumulated Depreciation	13
Date of Construction	In-progress
Date Acquired	10/11/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	231,000
Buildings, Improvements and Acquisition Fees	513,057
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	231,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	513,057
Gross Amount at Which Carried at Close of Period Total	744,057
Accumulated Depreciation	494,505
Date Acquired	11/9/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	222,950
Buildings, Improvements and Acquisition Fees	495,178
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	102
Gross Amount at Which Carried at Close of Period Land	222,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	495,280
Gross Amount at Which Carried at Close of Period Total	718,230
Accumulated Depreciation	438,459
Date Acquired	11/2/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	194,250
Buildings, Improvements and Acquisition Fees	431,434
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	194,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,434
Gross Amount at Which Carried at Close of Period Total	625,684
Accumulated Depreciation	417,376
Date Acquired	10/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CA [Member] | Grass Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grass Valley
Location	CA
Initial Cost [Abstract]
Land	325,000
Buildings, Improvements and Acquisition Fees	384,955
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	325,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	384,955
Gross Amount at Which Carried at Close of Period Total	709,955
Accumulated Depreciation	362,675
Date Acquired	5/20/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CA [Member] | Sacramento [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	466,419
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	127
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,546
Gross Amount at Which Carried at Close of Period Total	676,546
Accumulated Depreciation	449,679
Date Acquired	11/25/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CA [Member] | Turlock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Turlock
Location	CA
Initial Cost [Abstract]
Land	222,250
Buildings, Improvements and Acquisition Fees	493,627
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	222,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	493,627
Gross Amount at Which Carried at Close of Period Total	715,877
Accumulated Depreciation	474,017
Date Acquired	12/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | FL [Member] | Deerfield Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Deerfield Beach
Location	FL
Initial Cost [Abstract]
Land	475,000
Buildings, Improvements and Acquisition Fees	871,738
Cost Capitalized Subsequent to Acquisition Improvements	2,420
Cost Capitalized Subsequent to Acquisition Carrying Costs	31,798
Gross Amount at Which Carried at Close of Period Land	475,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	905,956
Gross Amount at Which Carried at Close of Period Total	1,380,956
Accumulated Depreciation	458,176
Date Acquired	1/29/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | FL [Member] | Merritt Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Merritt Island
Location	FL
Initial Cost [Abstract]
Land	309,652
Buildings, Improvements and Acquisition Fees	482,459
Cost Capitalized Subsequent to Acquisition Improvements	25,854
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,831
Gross Amount at Which Carried at Close of Period Land	309,652
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,144
Gross Amount at Which Carried at Close of Period Total	839,796
Accumulated Depreciation	294,225
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CO [Member] | Denver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	141,400
Buildings, Improvements and Acquisition Fees	314,056
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	82
Gross Amount at Which Carried at Close of Period Land	141,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	314,138
Gross Amount at Which Carried at Close of Period Total	455,538
Accumulated Depreciation	302,703
Date Acquired	11/18/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CO [Member] | Littleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	252,925
Buildings, Improvements and Acquisition Fees	561,758
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	181
Gross Amount at Which Carried at Close of Period Land	252,925
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	561,939
Gross Amount at Which Carried at Close of Period Total	814,864
Accumulated Depreciation	535,560
Date Acquired	2/12/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | CO [Member] | Denver1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	699,623
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	699,834
Gross Amount at Which Carried at Close of Period Total	1,014,834
Accumulated Depreciation	659,544
Date Acquired	5/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | GA [Member] | Atlanta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Atlanta
Location	GA
Initial Cost [Abstract]
Land	652,551
Buildings, Improvements and Acquisition Fees	763,360
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	45,476
Gross Amount at Which Carried at Close of Period Land	652,551
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	808,836
Gross Amount at Which Carried at Close of Period Total	1,461,387
Accumulated Depreciation	405,701
Date Acquired	12/18/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MS [Member] | Batesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Batesville
Location	MS
Initial Cost [Abstract]
Land	190,124
Buildings, Improvements and Acquisition Fees	485,670
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	190,124
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	485,838
Gross Amount at Which Carried at Close of Period Total	675,962
Accumulated Depreciation	261,475
Date Acquired	7/27/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MS [Member] | Horn Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Horn Lake
Location	MS
Initial Cost [Abstract]
Land	142,702
Buildings, Improvements and Acquisition Fees	514,779
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	142,702
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	514,990
Gross Amount at Which Carried at Close of Period Total	657,692
Accumulated Depreciation	279,040
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MS [Member] | Richland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richland
Location	MS
Initial Cost [Abstract]
Land	243,565
Buildings, Improvements and Acquisition Fees	558,645
Cost Capitalized Subsequent to Acquisition Improvements	10,302
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	243,565
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	569,158
Gross Amount at Which Carried at Close of Period Total	812,723
Accumulated Depreciation	270,199
Date Acquired	12/21/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | TN [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	TN
Initial Cost [Abstract]
Land	273,120
Buildings, Improvements and Acquisition Fees	431,716
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	273,120
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,927
Gross Amount at Which Carried at Close of Period Total	705,047
Accumulated Depreciation	216,713
Date Acquired	6/30/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | AL [Member] | Millbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Millbrook
Location	AL
Initial Cost [Abstract]
Land	108,000
Buildings, Improvements and Acquisition Fees	518,741
Cost Capitalized Subsequent to Acquisition Improvements	4,157
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	108,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	523,109
Gross Amount at Which Carried at Close of Period Total	631,109
Accumulated Depreciation	269,776
Date of Construction	12/10/1998
Date Acquired	1/21/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | AL [Member] | Montgomery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	254,465
Buildings, Improvements and Acquisition Fees	502,350
Cost Capitalized Subsequent to Acquisition Improvements	10,819
Cost Capitalized Subsequent to Acquisition Carrying Costs	295
Gross Amount at Which Carried at Close of Period Land	254,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	513,464
Gross Amount at Which Carried at Close of Period Total	767,929
Accumulated Depreciation	275,520
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | DE [Member] | Smyrna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	DE
Initial Cost [Abstract]
Land	232,273
Buildings, Improvements and Acquisition Fees	472,855
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	232,273
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	472,855
Gross Amount at Which Carried at Close of Period Total	705,128
Accumulated Depreciation	252,978
Date Acquired	8/7/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IA [Member] | Council Bluffs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Council Bluffs
Location	IA
Initial Cost [Abstract]
Land	194,355
Buildings, Improvements and Acquisition Fees	431,668
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	194,355
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,668
Gross Amount at Which Carried at Close of Period Total	626,023
Accumulated Depreciation	406,876
Date Acquired	5/19/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | ID [Member] | Lewiston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewiston
Location	ID
Initial Cost [Abstract]
Land	138,950
Buildings, Improvements and Acquisition Fees	308,612
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	308,612
Gross Amount at Which Carried at Close of Period Total	447,562
Accumulated Depreciation	299,662
Date Acquired	9/16/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | ID [Member] | Moscow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moscow
Location	ID
Initial Cost [Abstract]
Land	117,250
Buildings, Improvements and Acquisition Fees	260,417
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	117,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	260,417
Gross Amount at Which Carried at Close of Period Total	377,667
Accumulated Depreciation	252,865
Date Acquired	9/14/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IL [Member] | Peoria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peoria
Location	IL
Initial Cost [Abstract]
Land	193,868
Buildings, Improvements and Acquisition Fees	387,737
Cost Capitalized Subsequent to Acquisition Improvements	19,808
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	193,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	407,630
Gross Amount at Which Carried at Close of Period Total	601,498
Accumulated Depreciation	240,058
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IN [Member] | Brazil [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brazil
Location	IN
Initial Cost [Abstract]
Land	183,952
Buildings, Improvements and Acquisition Fees	453,831
Cost Capitalized Subsequent to Acquisition Improvements	8,942
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	183,952
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	462,946
Gross Amount at Which Carried at Close of Period Total	646,898
Accumulated Depreciation	234,623
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IN [Member] | Muncie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	148,901
Buildings, Improvements and Acquisition Fees	645,660
Cost Capitalized Subsequent to Acquisition Improvements	147,678
Cost Capitalized Subsequent to Acquisition Carrying Costs	28,327
Gross Amount at Which Carried at Close of Period Land	148,901
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	821,665
Gross Amount at Which Carried at Close of Period Total	970,566
Accumulated Depreciation	454,452
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IN [Member] | Plainfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plainfield
Location	IN
Initial Cost [Abstract]
Land	453,645
Buildings, Improvements and Acquisition Fees	908,485
Cost Capitalized Subsequent to Acquisition Improvements	42,619
Cost Capitalized Subsequent to Acquisition Carrying Costs	47,114
Gross Amount at Which Carried at Close of Period Land	453,645
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	998,218
Gross Amount at Which Carried at Close of Period Total	1,451,863
Accumulated Depreciation	508,762
Date Acquired	1/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IN [Member] | Princeton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Princeton
Location	IN
Initial Cost [Abstract]
Land	134,209
Buildings, Improvements and Acquisition Fees	560,113
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	134,209
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	560,324
Gross Amount at Which Carried at Close of Period Total	694,533
Accumulated Depreciation	286,723
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | IN [Member] | Vincennes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vincennes
Location	IN
Initial Cost [Abstract]
Land	185,312
Buildings, Improvements and Acquisition Fees	489,779
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	185,312
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	489,952
Gross Amount at Which Carried at Close of Period Total	675,264
Accumulated Depreciation	250,740
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | KS [Member] | Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	222,000
Buildings, Improvements and Acquisition Fees	455,881
Cost Capitalized Subsequent to Acquisition Improvements	18,738
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	222,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	474,765
Gross Amount at Which Carried at Close of Period Total	696,765
Accumulated Depreciation	438,402
Date Acquired	5/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MI [Member] | Alma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alma
Location	MI
Initial Cost [Abstract]
Land	155,000
Buildings, Improvements and Acquisition Fees	600,282
Cost Capitalized Subsequent to Acquisition Improvements	13,902
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	155,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	614,306
Gross Amount at Which Carried at Close of Period Total	769,306
Accumulated Depreciation	303,640
Date of Construction	4/29/1999
Date Acquired	2/10/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MI [Member] | Lansing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lansing
Location	MI
Initial Cost [Abstract]
Land	265,000
Buildings, Improvements and Acquisition Fees	574,931
Cost Capitalized Subsequent to Acquisition Improvements	100,951
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	265,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	676,091
Gross Amount at Which Carried at Close of Period Total	941,091
Accumulated Depreciation	328,024
Date of Construction	4/30/1999
Date Acquired	12/3/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MI [Member] | Sturgis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sturgis
Location	MI
Initial Cost [Abstract]
Land	109,558
Buildings, Improvements and Acquisition Fees	550,274
Cost Capitalized Subsequent to Acquisition Improvements	10,272
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	109,558
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	560,546
Gross Amount at Which Carried at Close of Period Total	670,104
Accumulated Depreciation	287,336
Date Acquired	12/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | MT [Member] | Missoula [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Missoula
Location	MT
Initial Cost [Abstract]
Land	163,100
Buildings, Improvements and Acquisition Fees	362,249
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	163,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	362,249
Gross Amount at Which Carried at Close of Period Total	525,349
Accumulated Depreciation	350,446
Date Acquired	10/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	196,000
Buildings, Improvements and Acquisition Fees	435,321
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	196,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	435,321
Gross Amount at Which Carried at Close of Period Total	631,321
Accumulated Depreciation	410,320
Date Acquired	5/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | NE [Member] | Omaha1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	199,100
Buildings, Improvements and Acquisition Fees	412,042
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	199,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	412,042
Gross Amount at Which Carried at Close of Period Total	611,142
Accumulated Depreciation	388,211
Date Acquired	5/27/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | NM [Member] | Rio Rancho [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rio Rancho
Location	NM
Initial Cost [Abstract]
Land	211,577
Buildings, Improvements and Acquisition Fees	469,923
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	211,577
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	469,923
Gross Amount at Which Carried at Close of Period Total	681,500
Accumulated Depreciation	447,915
Date Acquired	2/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | NV [Member] | Las Vegas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	161,000
Buildings, Improvements and Acquisition Fees	357,585
Cost Capitalized Subsequent to Acquisition Improvements	260,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	161,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	617,585
Gross Amount at Which Carried at Close of Period Total	778,585
Accumulated Depreciation	475,934
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OH [Member] | Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canton
Location	OH
Initial Cost [Abstract]
Land	396,560
Buildings, Improvements and Acquisition Fees	597,553
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	25,682
Gross Amount at Which Carried at Close of Period Land	396,560
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	623,235
Gross Amount at Which Carried at Close of Period Total	1,019,795
Accumulated Depreciation	323,568
Date Acquired	8/14/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OH [Member] | Hamilton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton
Location	OH
Initial Cost [Abstract]
Land	183,000
Buildings, Improvements and Acquisition Fees	515,727
Cost Capitalized Subsequent to Acquisition Improvements	2,941
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	183,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	518,790
Gross Amount at Which Carried at Close of Period Total	701,790
Accumulated Depreciation	263,766
Date of Construction	4/7/1999
Date Acquired	12/3/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OR [Member] | Albany [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albany
Location	OR
Initial Cost [Abstract]
Land	152,250
Buildings, Improvements and Acquisition Fees	338,153
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	152,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,153
Gross Amount at Which Carried at Close of Period Total	490,403
Accumulated Depreciation	329,562
Date Acquired	8/24/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OR [Member] | Beaverton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaverton
Location	OR
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	466,419
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,419
Gross Amount at Which Carried at Close of Period Total	676,419
Accumulated Depreciation	454,568
Date Acquired	8/26/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OR [Member] | Portland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portland
Location	OR
Initial Cost [Abstract]
Land	190,750
Buildings, Improvements and Acquisition Fees	423,664
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,664
Gross Amount at Which Carried at Close of Period Total	614,414
Accumulated Depreciation	412,899
Date Acquired	8/12/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OR [Member] | Portland1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portland
Location	OR
Initial Cost [Abstract]
Land	147,000
Buildings, Improvements and Acquisition Fees	326,493
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	326,493
Gross Amount at Which Carried at Close of Period Total	473,493
Accumulated Depreciation	318,197
Date Acquired	8/26/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | OR [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	OR
Initial Cost [Abstract]
Land	136,500
Buildings, Improvements and Acquisition Fees	303,170
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	136,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,170
Gross Amount at Which Carried at Close of Period Total	439,670
Accumulated Depreciation	295,467
Date Acquired	8/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Butler [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Butler
Location	PA
Initial Cost [Abstract]
Land	339,929
Buildings, Improvements and Acquisition Fees	633,078
Cost Capitalized Subsequent to Acquisition Improvements	20,558
Cost Capitalized Subsequent to Acquisition Carrying Costs	230
Gross Amount at Which Carried at Close of Period Land	339,929
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	653,866
Gross Amount at Which Carried at Close of Period Total	993,795
Accumulated Depreciation	348,575
Date Acquired	8/7/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Dover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dover
Location	PA
Initial Cost [Abstract]
Land	265,112
Buildings, Improvements and Acquisition Fees	593,341
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	265,112
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	593,341
Gross Amount at Which Carried at Close of Period Total	858,453
Accumulated Depreciation	321,392
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Enola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Enola
Location	PA
Initial Cost [Abstract]
Land	220,228
Buildings, Improvements and Acquisition Fees	546,026
Cost Capitalized Subsequent to Acquisition Improvements	11,416
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	220,228
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	557,614
Gross Amount at Which Carried at Close of Period Total	777,842
Accumulated Depreciation	287,698
Date Acquired	11/10/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Hanover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hanover
Location	PA
Initial Cost [Abstract]
Land	132,500
Buildings, Improvements and Acquisition Fees	719,511
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	232
Gross Amount at Which Carried at Close of Period Land	132,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	719,743
Gross Amount at Which Carried at Close of Period Total	852,243
Accumulated Depreciation	356,468
Date of Construction	7/26/1999
Date Acquired	5/13/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Harrisburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrisburg
Location	PA
Initial Cost [Abstract]
Land	283,417
Buildings, Improvements and Acquisition Fees	352,473
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	283,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	352,645
Gross Amount at Which Carried at Close of Period Total	636,062
Accumulated Depreciation	187,409
Date Acquired	9/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Harrisburg1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrisburg
Location	PA
Initial Cost [Abstract]
Land	327,781
Buildings, Improvements and Acquisition Fees	608,291
Cost Capitalized Subsequent to Acquisition Improvements	7,138
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	327,781
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	615,601
Gross Amount at Which Carried at Close of Period Total	943,382
Accumulated Depreciation	330,061
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Lancaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	PA
Initial Cost [Abstract]
Land	199,899
Buildings, Improvements and Acquisition Fees	774,838
Cost Capitalized Subsequent to Acquisition Improvements	24,235
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	199,899
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	799,073
Gross Amount at Which Carried at Close of Period Total	998,972
Accumulated Depreciation	424,151
Date Acquired	8/14/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | New Castle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Castle
Location	PA
Initial Cost [Abstract]
Land	180,009
Buildings, Improvements and Acquisition Fees	525,774
Cost Capitalized Subsequent to Acquisition Improvements	91,802
Cost Capitalized Subsequent to Acquisition Carrying Costs	230
Gross Amount at Which Carried at Close of Period Land	180,009
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	617,806
Gross Amount at Which Carried at Close of Period Total	797,815
Accumulated Depreciation	291,004
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | PA [Member] | Reading [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reading
Location	PA
Initial Cost [Abstract]
Land	378,961
Buildings, Improvements and Acquisition Fees	658,879
Cost Capitalized Subsequent to Acquisition Improvements	9,928
Cost Capitalized Subsequent to Acquisition Carrying Costs	202
Gross Amount at Which Carried at Close of Period Land	378,961
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	669,009
Gross Amount at Which Carried at Close of Period Total	1,047,970
Accumulated Depreciation	338,151
Date of Construction	6/9/1999
Date Acquired	12/4/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Bellevue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellevue
Location	WA
Initial Cost [Abstract]
Land	185,500
Buildings, Improvements and Acquisition Fees	411,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	185,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	412,104
Gross Amount at Which Carried at Close of Period Total	597,604
Accumulated Depreciation	401,536
Date Acquired	8/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Bellingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellingham
Location	WA
Initial Cost [Abstract]
Land	168,000
Buildings, Improvements and Acquisition Fees	373,133
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	168,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,240
Gross Amount at Which Carried at Close of Period Total	541,240
Accumulated Depreciation	363,659
Date Acquired	8/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Hazel Dell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hazel Dell
Location	WA
Initial Cost [Abstract]
Land	168,000
Buildings, Improvements and Acquisition Fees	373,135
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	168,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,135
Gross Amount at Which Carried at Close of Period Total	541,135
Accumulated Depreciation	351,332
Date Acquired	5/23/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Kenmore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kenmore
Location	WA
Initial Cost [Abstract]
Land	199,500
Buildings, Improvements and Acquisition Fees	443,098
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	199,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	443,205
Gross Amount at Which Carried at Close of Period Total	642,705
Accumulated Depreciation	431,847
Date Acquired	8/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Kent [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kent
Location	WA
Initial Cost [Abstract]
Land	199,500
Buildings, Improvements and Acquisition Fees	443,091
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	199,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	443,198
Gross Amount at Which Carried at Close of Period Total	642,698
Accumulated Depreciation	431,840
Date Acquired	8/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	WA
Initial Cost [Abstract]
Land	191,800
Buildings, Improvements and Acquisition Fees	425,996
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	191,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	426,103
Gross Amount at Which Carried at Close of Period Total	617,903
Accumulated Depreciation	415,179
Date Acquired	8/18/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Moses Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moses Lake
Location	WA
Initial Cost [Abstract]
Land	138,600
Buildings, Improvements and Acquisition Fees	307,831
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	138,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	307,938
Gross Amount at Which Carried at Close of Period Total	446,538
Accumulated Depreciation	300,018
Date Acquired	8/12/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Renton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Renton
Location	WA
Initial Cost [Abstract]
Land	185,500
Buildings, Improvements and Acquisition Fees	412,003
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	185,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	412,110
Gross Amount at Which Carried at Close of Period Total	597,610
Accumulated Depreciation	400,062
Date Acquired	9/15/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Seattle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Seattle
Location	WA
Initial Cost [Abstract]
Land	162,400
Buildings, Improvements and Acquisition Fees	360,697
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	162,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	360,804
Gross Amount at Which Carried at Close of Period Total	523,204
Accumulated Depreciation	351,540
Date Acquired	8/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Silverdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Silverdale
Location	WA
Initial Cost [Abstract]
Land	183,808
Buildings, Improvements and Acquisition Fees	419,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	183,808
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	419,884
Gross Amount at Which Carried at Close of Period Total	603,692
Accumulated Depreciation	407,610
Date Acquired	9/16/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Tacoma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tacoma
Location	WA
Initial Cost [Abstract]
Land	196,000
Buildings, Improvements and Acquisition Fees	435,324
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	196,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	435,431
Gross Amount at Which Carried at Close of Period Total	631,431
Accumulated Depreciation	421,147
Date Acquired	10/15/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Vancouver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vancouver
Location	WA
Initial Cost [Abstract]
Land	180,250
Buildings, Improvements and Acquisition Fees	400,343
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	400,343
Gross Amount at Which Carried at Close of Period Total	580,593
Accumulated Depreciation	390,171
Date Acquired	8/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Parts [Member] | WA [Member] | Wenatchee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wenatchee
Location	WA
Initial Cost [Abstract]
Land	148,400
Buildings, Improvements and Acquisition Fees	329,602
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	148,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	329,709
Gross Amount at Which Carried at Close of Period Total	478,109
Accumulated Depreciation	321,235
Date Acquired	8/25/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	210,620
Buildings, Improvements and Acquisition Fees	475,072
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,620
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	475,072
Gross Amount at Which Carried at Close of Period Total	685,692
Accumulated Depreciation	182,899
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	384,608
Buildings, Improvements and Acquisition Fees	279,824
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	384,608
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	279,824
Gross Amount at Which Carried at Close of Period Total	664,432
Accumulated Depreciation	107,730
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	189,341
Buildings, Improvements and Acquisition Fees	546,984
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	110
Gross Amount at Which Carried at Close of Period Land	189,341
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	547,094
Gross Amount at Which Carried at Close of Period Total	736,435
Accumulated Depreciation	210,674
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	226,596
Buildings, Improvements and Acquisition Fees	437,972
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	226,596
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	437,972
Gross Amount at Which Carried at Close of Period Total	664,568
Accumulated Depreciation	168,617
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Flagstaff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flagstaff
Location	AZ
Initial Cost [Abstract]
Land	144,821
Buildings, Improvements and Acquisition Fees	417,485
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	144,821
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	417,485
Gross Amount at Which Carried at Close of Period Total	562,306
Accumulated Depreciation	222,939
Date of Construction	4/11/2002
Date Acquired	8/29/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Sierra Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sierra Vista
Location	AZ
Initial Cost [Abstract]
Land	175,114
Buildings, Improvements and Acquisition Fees	345,508
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,114
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	345,508
Gross Amount at Which Carried at Close of Period Total	520,622
Accumulated Depreciation	133,019
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | AZ [Member] | Tucson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	287,369
Buildings, Improvements and Acquisition Fees	533,684
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	287,369
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	533,684
Gross Amount at Which Carried at Close of Period Total	821,053
Accumulated Depreciation	38,247
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Bakersfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bakersfield
Location	CA
Initial Cost [Abstract]
Land	65,165
Buildings, Improvements and Acquisition Fees	206,927
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	65,165
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	206,927
Gross Amount at Which Carried at Close of Period Total	272,092
Accumulated Depreciation	79,665
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Chula Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chula Vista
Location	CA
Initial Cost [Abstract]
Land	313,293
Buildings, Improvements and Acquisition Fees	409,654
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	313,293
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	409,654
Gross Amount at Which Carried at Close of Period Total	722,947
Accumulated Depreciation	256,033
Date of Construction	5/1/1996
Date Acquired	1/19/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Dublin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dublin
Location	CA
Initial Cost [Abstract]
Land	415,620
Buildings, Improvements and Acquisition Fees	1,153,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	415,620
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,153,928
Gross Amount at Which Carried at Close of Period Total	1,569,548
Accumulated Depreciation	444,260
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Folsom [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Folsom
Location	CA
Initial Cost [Abstract]
Land	471,813
Buildings, Improvements and Acquisition Fees	325,610
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	471,813
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,610
Gross Amount at Which Carried at Close of Period Total	797,423
Accumulated Depreciation	125,358
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Indio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indio
Location	CA
Initial Cost [Abstract]
Land	264,956
Buildings, Improvements and Acquisition Fees	265,509
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	264,956
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	265,509
Gross Amount at Which Carried at Close of Period Total	530,465
Accumulated Depreciation	102,219
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Los Angeles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	580,446
Buildings, Improvements and Acquisition Fees	158,876
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	580,446
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	158,876
Gross Amount at Which Carried at Close of Period Total	739,322
Accumulated Depreciation	61,165
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Oxnard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oxnard
Location	CA
Initial Cost [Abstract]
Land	186,980
Buildings, Improvements and Acquisition Fees	198,236
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	186,980
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	198,236
Gross Amount at Which Carried at Close of Period Total	385,216
Accumulated Depreciation	76,319
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Simi Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Simi Valley
Location	CA
Initial Cost [Abstract]
Land	213,920
Buildings, Improvements and Acquisition Fees	161,012
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	213,920
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	161,012
Gross Amount at Which Carried at Close of Period Total	374,932
Accumulated Depreciation	61,988
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CA [Member] | Vacaville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vacaville
Location	CA
Initial Cost [Abstract]
Land	358,067
Buildings, Improvements and Acquisition Fees	284,931
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	358,067
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	284,931
Gross Amount at Which Carried at Close of Period Total	642,998
Accumulated Depreciation	109,696
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CT [Member] | Hartford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hartford
Location	CT
Initial Cost [Abstract]
Land	248,540
Buildings, Improvements and Acquisition Fees	482,460
Cost Capitalized Subsequent to Acquisition Improvements	2,114
Cost Capitalized Subsequent to Acquisition Carrying Costs	31
Gross Amount at Which Carried at Close of Period Land	248,540
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	484,605
Gross Amount at Which Carried at Close of Period Total	733,145
Accumulated Depreciation	295,135
Date Acquired	9/30/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CT [Member] | Southington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southington
Location	CT
Initial Cost [Abstract]
Land	225,882
Buildings, Improvements and Acquisition Fees	672,910
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	225,882
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	673,082
Gross Amount at Which Carried at Close of Period Total	898,964
Accumulated Depreciation	391,305
Date Acquired	6/6/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CT [Member] | Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vernon
Location	CT
Initial Cost [Abstract]
Land	81,529
Buildings, Improvements and Acquisition Fees	300,518
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	81,529
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,518
Gross Amount at Which Carried at Close of Period Total	382,047
Accumulated Depreciation	114,698
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	76,585
Buildings, Improvements and Acquisition Fees	355,066
Cost Capitalized Subsequent to Acquisition Improvements	6,980
Cost Capitalized Subsequent to Acquisition Carrying Costs	420
Gross Amount at Which Carried at Close of Period Land	76,585
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	362,466
Gross Amount at Which Carried at Close of Period Total	439,051
Accumulated Depreciation	357,861
Date Acquired	12/23/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Lauderdale Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lauderdale Lakes
Location	FL
Initial Cost [Abstract]
Land	65,987
Buildings, Improvements and Acquisition Fees	305,931
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	65,987
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	306,010
Gross Amount at Which Carried at Close of Period Total	371,997
Accumulated Depreciation	305,956
Date Acquired	2/19/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Miami Gardens [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Miami Gardens
Location	FL
Initial Cost [Abstract]
Land	163,239
Buildings, Improvements and Acquisition Fees	262,726
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	163,239
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	262,726
Gross Amount at Which Carried at Close of Period Total	425,965
Accumulated Depreciation	100,274
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Orange City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orange City
Location	FL
Initial Cost [Abstract]
Land	99,613
Buildings, Improvements and Acquisition Fees	139,008
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	99,613
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	139,008
Gross Amount at Which Carried at Close of Period Total	238,621
Accumulated Depreciation	53,516
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Seminole [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Seminole
Location	FL
Initial Cost [Abstract]
Land	68,000
Buildings, Improvements and Acquisition Fees	315,266
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	68,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	315,266
Gross Amount at Which Carried at Close of Period Total	383,266
Accumulated Depreciation	315,266
Date Acquired	12/23/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Sunrise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sunrise
Location	FL
Initial Cost [Abstract]
Land	80,253
Buildings, Improvements and Acquisition Fees	372,070
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	80,253
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	372,070
Gross Amount at Which Carried at Close of Period Total	452,323
Accumulated Depreciation	372,070
Date Acquired	2/14/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	324,538
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,538
Gross Amount at Which Carried at Close of Period Total	394,538
Accumulated Depreciation	324,538
Date Acquired	12/27/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Tampa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	67,000
Buildings, Improvements and Acquisition Fees	310,629
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	67,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	310,629
Gross Amount at Which Carried at Close of Period Total	377,629
Accumulated Depreciation	310,629
Date Acquired	12/27/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | FL [Member] | Tampa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	86,502
Buildings, Improvements and Acquisition Fees	401,041
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	86,502
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	401,120
Gross Amount at Which Carried at Close of Period Total	487,622
Accumulated Depreciation	401,067
Date Acquired	7/23/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Albion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albion
Location	NY
Initial Cost [Abstract]
Land	170,589
Buildings, Improvements and Acquisition Fees	317,424
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,589
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	317,424
Gross Amount at Which Carried at Close of Period Total	488,013
Accumulated Depreciation	162,407
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Bethpage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethpage
Location	NY
Initial Cost [Abstract]
Land	334,120
Buildings, Improvements and Acquisition Fees	621,391
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,120
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	621,391
Gross Amount at Which Carried at Close of Period Total	955,511
Accumulated Depreciation	106,672
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Commack [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Commack
Location	NY
Initial Cost [Abstract]
Land	400,427
Buildings, Improvements and Acquisition Fees	744,533
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,427
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	744,533
Gross Amount at Which Carried at Close of Period Total	1,144,960
Accumulated Depreciation	127,811
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Dansville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dansville
Location	NY
Initial Cost [Abstract]
Land	181,664
Buildings, Improvements and Acquisition Fees	337,991
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,664
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	337,991
Gross Amount at Which Carried at Close of Period Total	519,655
Accumulated Depreciation	172,931
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | East Amherst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Amherst
Location	NY
Initial Cost [Abstract]
Land	260,708
Buildings, Improvements and Acquisition Fees	484,788
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	156
Gross Amount at Which Carried at Close of Period Land	260,708
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	484,944
Gross Amount at Which Carried at Close of Period Total	745,652
Accumulated Depreciation	248,112
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | East Syracuse [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Syracuse
Location	NY
Initial Cost [Abstract]
Land	250,609
Buildings, Improvements and Acquisition Fees	466,264
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	156
Gross Amount at Which Carried at Close of Period Land	250,609
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,420
Gross Amount at Which Carried at Close of Period Total	717,029
Accumulated Depreciation	238,631
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Freeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Freeport
Location	NY
Initial Cost [Abstract]
Land	134,828
Buildings, Improvements and Acquisition Fees	251,894
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	134,828
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	251,894
Gross Amount at Which Carried at Close of Period Total	386,722
Accumulated Depreciation	43,242
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Johnson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Johnson City
Location	NY
Initial Cost [Abstract]
Land	242,863
Buildings, Improvements and Acquisition Fees	451,877
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	156
Gross Amount at Which Carried at Close of Period Land	242,863
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	452,033
Gross Amount at Which Carried at Close of Period Total	694,896
Accumulated Depreciation	231,269
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Queens Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Queens Village
Location	NY
Initial Cost [Abstract]
Land	242,775
Buildings, Improvements and Acquisition Fees	451,749
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,775
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	451,749
Gross Amount at Which Carried at Close of Period Total	694,524
Accumulated Depreciation	77,550
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Riverhead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverhead
Location	NY
Initial Cost [Abstract]
Land	143,929
Buildings, Improvements and Acquisition Fees	268,795
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	143,929
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	268,795
Gross Amount at Which Carried at Close of Period Total	412,724
Accumulated Depreciation	46,143
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | Wellsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wellsville
Location	NY
Initial Cost [Abstract]
Land	161,331
Buildings, Improvements and Acquisition Fees	300,231
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	161,331
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,231
Gross Amount at Which Carried at Close of Period Total	461,562
Accumulated Depreciation	153,610
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NY [Member] | West Amherst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Amherst
Location	NY
Initial Cost [Abstract]
Land	268,692
Buildings, Improvements and Acquisition Fees	499,619
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	156
Gross Amount at Which Carried at Close of Period Land	268,692
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	499,775
Gross Amount at Which Carried at Close of Period Total	768,467
Accumulated Depreciation	255,700
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	234,604
Buildings, Improvements and Acquisition Fees	325,951
Cost Capitalized Subsequent to Acquisition Improvements	12,719
Cost Capitalized Subsequent to Acquisition Carrying Costs	15,373
Gross Amount at Which Carried at Close of Period Land	234,604
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	354,043
Gross Amount at Which Carried at Close of Period Total	588,647
Accumulated Depreciation	201,254
Date of Construction	8/9/1996
Date Acquired	2/19/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Carrollton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carrollton
Location	TX
Initial Cost [Abstract]
Land	174,284
Buildings, Improvements and Acquisition Fees	98,623
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	174,284
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	98,623
Gross Amount at Which Carried at Close of Period Total	272,907
Accumulated Depreciation	37,968
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Carrolton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carrolton
Location	TX
Initial Cost [Abstract]
Land	177,041
Buildings, Improvements and Acquisition Fees	199,088
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	177,041
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	199,088
Gross Amount at Which Carried at Close of Period Total	376,129
Accumulated Depreciation	76,647
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	83,530
Buildings, Improvements and Acquisition Fees	111,960
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	83,530
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	111,960
Gross Amount at Which Carried at Close of Period Total	195,490
Accumulated Depreciation	43,103
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	285,000
Buildings, Improvements and Acquisition Fees	369,697
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	285,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,825
Gross Amount at Which Carried at Close of Period Total	654,825
Accumulated Depreciation	210,085
Date of Construction	8/8/1997
Date Acquired	8/8/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Humble [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Humble
Location	TX
Initial Cost [Abstract]
Land	257,169
Buildings, Improvements and Acquisition Fees	325,652
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	257,169
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,652
Gross Amount at Which Carried at Close of Period Total	582,821
Accumulated Depreciation	125,374
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Hurst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hurst
Location	TX
Initial Cost [Abstract]
Land	373,084
Buildings, Improvements and Acquisition Fees	871,163
Cost Capitalized Subsequent to Acquisition Improvements	23,096
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	373,084
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	894,259
Gross Amount at Which Carried at Close of Period Total	1,267,343
Accumulated Depreciation	476,364
Date Acquired	7/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Lake Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake Jackson
Location	TX
Initial Cost [Abstract]
Land	197,170
Buildings, Improvements and Acquisition Fees	256,376
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	197,170
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,376
Gross Amount at Which Carried at Close of Period Total	453,546
Accumulated Depreciation	98,703
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Lewisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewisville
Location	TX
Initial Cost [Abstract]
Land	130,238
Buildings, Improvements and Acquisition Fees	207,683
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	130,238
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	207,683
Gross Amount at Which Carried at Close of Period Total	337,921
Accumulated Depreciation	79,266
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Lewisville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewisville
Location	TX
Initial Cost [Abstract]
Land	199,942
Buildings, Improvements and Acquisition Fees	324,736
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	149
Gross Amount at Which Carried at Close of Period Land	199,942
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,885
Gross Amount at Which Carried at Close of Period Total	524,827
Accumulated Depreciation	199,745
Date of Construction	8/2/1996
Date Acquired	2/14/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Mansfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mansfield
Location	TX
Initial Cost [Abstract]
Land	420,000
Buildings, Improvements and Acquisition Fees	780,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	420,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	780,000
Gross Amount at Which Carried at Close of Period Total	1,200,000
Accumulated Depreciation	55,900
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Waco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waco
Location	TX
Initial Cost [Abstract]
Land	232,105
Buildings, Improvements and Acquisition Fees	431,053
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	232,105
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,053
Gross Amount at Which Carried at Close of Period Total	663,158
Accumulated Depreciation	30,892
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TX [Member] | Wylie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wylie
Location	TX
Initial Cost [Abstract]
Land	252,000
Buildings, Improvements and Acquisition Fees	468,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	252,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	468,000
Gross Amount at Which Carried at Close of Period Total	720,000
Accumulated Depreciation	33,540
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Denver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	239,024
Buildings, Improvements and Acquisition Fees	444,785
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	239,024
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	444,900
Gross Amount at Which Carried at Close of Period Total	683,924
Accumulated Depreciation	76,389
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Thornton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Thornton
Location	CO
Initial Cost [Abstract]
Land	276,084
Buildings, Improvements and Acquisition Fees	415,464
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	276,084
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	415,579
Gross Amount at Which Carried at Close of Period Total	691,663
Accumulated Depreciation	248,463
Date of Construction	12/31/1996
Date Acquired	10/31/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Denver1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	79,717
Buildings, Improvements and Acquisition Fees	369,587
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	79,717
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,715
Gross Amount at Which Carried at Close of Period Total	449,432
Accumulated Depreciation	369,685
Date Acquired	10/8/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	CO
Initial Cost [Abstract]
Land	70,422
Buildings, Improvements and Acquisition Fees	132,296
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	70,422
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	132,296
Gross Amount at Which Carried at Close of Period Total	202,718
Accumulated Depreciation	22,711
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	231,314
Buildings, Improvements and Acquisition Fees	430,495
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	231,314
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	430,610
Gross Amount at Which Carried at Close of Period Total	661,924
Accumulated Depreciation	73,936
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Broomfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broomfield
Location	CO
Initial Cost [Abstract]
Land	154,930
Buildings, Improvements and Acquisition Fees	503,626
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	135
Gross Amount at Which Carried at Close of Period Land	154,930
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	503,761
Gross Amount at Which Carried at Close of Period Total	658,691
Accumulated Depreciation	309,768
Date of Construction	8/22/1996
Date Acquired	3/15/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | CO [Member] | Longmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Longmont
Location	CO
Initial Cost [Abstract]
Land	87,385
Buildings, Improvements and Acquisition Fees	163,169
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	87,385
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	163,284
Gross Amount at Which Carried at Close of Period Total	250,669
Accumulated Depreciation	28,045
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Douglasville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Douglasville
Location	GA
Initial Cost [Abstract]
Land	214,771
Buildings, Improvements and Acquisition Fees	129,519
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	214,771
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	129,519
Gross Amount at Which Carried at Close of Period Total	344,290
Accumulated Depreciation	49,863
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Atlanta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Atlanta
Location	GA
Initial Cost [Abstract]
Land	309,474
Buildings, Improvements and Acquisition Fees	574,737
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	309,474
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	574,737
Gross Amount at Which Carried at Close of Period Total	884,211
Accumulated Depreciation	41,190
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Bogart [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bogart
Location	GA
Initial Cost [Abstract]
Land	66,807
Buildings, Improvements and Acquisition Fees	309,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	66,807
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	309,733
Gross Amount at Which Carried at Close of Period Total	376,540
Accumulated Depreciation	309,733
Date Acquired	12/20/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Duluth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	290,842
Buildings, Improvements and Acquisition Fees	110,056
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	290,842
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	110,056
Gross Amount at Which Carried at Close of Period Total	400,898
Accumulated Depreciation	42,369
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Duluth1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	222,275
Buildings, Improvements and Acquisition Fees	316,925
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	84
Gross Amount at Which Carried at Close of Period Land	222,275
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	317,009
Gross Amount at Which Carried at Close of Period Total	539,284
Accumulated Depreciation	177,399
Date of Construction	10/24/1997
Date Acquired	6/20/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	GA
Initial Cost [Abstract]
Land	53,589
Buildings, Improvements and Acquisition Fees	248,452
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	53,589
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	248,452
Gross Amount at Which Carried at Close of Period Total	302,041
Accumulated Depreciation	248,452
Date Acquired	12/19/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Kennesaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kennesaw
Location	GA
Initial Cost [Abstract]
Land	266,865
Buildings, Improvements and Acquisition Fees	139,425
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,865
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	139,425
Gross Amount at Which Carried at Close of Period Total	406,290
Accumulated Depreciation	53,677
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	69,561
Buildings, Improvements and Acquisition Fees	346,024
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	281
Gross Amount at Which Carried at Close of Period Land	69,561
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	346,305
Gross Amount at Which Carried at Close of Period Total	415,866
Accumulated Depreciation	346,118
Date Acquired	6/3/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Marietta1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	60,900
Buildings, Improvements and Acquisition Fees	293,461
Cost Capitalized Subsequent to Acquisition Improvements	67,871
Cost Capitalized Subsequent to Acquisition Carrying Costs	499
Gross Amount at Which Carried at Close of Period Land	60,900
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,831
Gross Amount at Which Carried at Close of Period Total	422,731
Accumulated Depreciation	308,514
Date Acquired	12/26/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Norcross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	244,124
Buildings, Improvements and Acquisition Fees	151,831
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	244,124
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	151,831
Gross Amount at Which Carried at Close of Period Total	395,955
Accumulated Depreciation	58,453
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Norcross1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	503,773
Buildings, Improvements and Acquisition Fees	937,121
Cost Capitalized Subsequent to Acquisition Improvements	39,032
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,600
Gross Amount at Which Carried at Close of Period Land	503,773
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	997,753
Gross Amount at Which Carried at Close of Period Total	1,501,526
Accumulated Depreciation	209,273
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Riverdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverdale
Location	GA
Initial Cost [Abstract]
Land	58,444
Buildings, Improvements and Acquisition Fees	270,961
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	58,444
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	270,961
Gross Amount at Which Carried at Close of Period Total	329,405
Accumulated Depreciation	270,961
Date Acquired	1/15/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Rome [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	56,454
Buildings, Improvements and Acquisition Fees	261,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	56,454
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,733
Gross Amount at Which Carried at Close of Period Total	318,187
Accumulated Depreciation	261,733
Date Acquired	12/19/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Snellville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Snellville
Location	GA
Initial Cost [Abstract]
Land	253,316
Buildings, Improvements and Acquisition Fees	132,124
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	253,316
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	132,124
Gross Amount at Which Carried at Close of Period Total	385,440
Accumulated Depreciation	50,866
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | GA [Member] | Tucker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucker
Location	GA
Initial Cost [Abstract]
Land	78,646
Buildings, Improvements and Acquisition Fees	364,625
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	9,589
Gross Amount at Which Carried at Close of Period Land	78,646
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	374,214
Gross Amount at Which Carried at Close of Period Total	452,860
Accumulated Depreciation	368,887
Date Acquired	12/18/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MN [Member] | St. Cloud [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Cloud
Location	MN
Initial Cost [Abstract]
Land	203,338
Buildings, Improvements and Acquisition Fees	258,626
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	203,338
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,626
Gross Amount at Which Carried at Close of Period Total	461,964
Accumulated Depreciation	98,709
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Durham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	354,676
Buildings, Improvements and Acquisition Fees	361,203
Cost Capitalized Subsequent to Acquisition Improvements	3,400
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	354,676
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	364,771
Gross Amount at Which Carried at Close of Period Total	719,447
Accumulated Depreciation	209,923
Date of Construction	8/29/1997
Date Acquired	3/31/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Asheville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Asheville
Location	NC
Initial Cost [Abstract]
Land	441,746
Buildings, Improvements and Acquisition Fees	242,565
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	441,746
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	242,565
Gross Amount at Which Carried at Close of Period Total	684,311
Accumulated Depreciation	93,386
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Concord [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Concord
Location	NC
Initial Cost [Abstract]
Land	237,688
Buildings, Improvements and Acquisition Fees	357,976
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	237,688
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	357,976
Gross Amount at Which Carried at Close of Period Total	595,664
Accumulated Depreciation	192,796
Date Acquired	11/5/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Durham1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	55,074
Buildings, Improvements and Acquisition Fees	255,336
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	1,490
Gross Amount at Which Carried at Close of Period Land	55,074
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,826
Gross Amount at Which Carried at Close of Period Total	311,900
Accumulated Depreciation	256,042
Date Acquired	11/13/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Fayetteville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fayetteville
Location	NC
Initial Cost [Abstract]
Land	224,326
Buildings, Improvements and Acquisition Fees	257,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	205
Gross Amount at Which Carried at Close of Period Land	224,326
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	257,938
Gross Amount at Which Carried at Close of Period Total	482,264
Accumulated Depreciation	144,927
Date Acquired	12/3/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Greensboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greensboro
Location	NC
Initial Cost [Abstract]
Land	286,068
Buildings, Improvements and Acquisition Fees	244,606
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	286,068
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	244,606
Gross Amount at Which Carried at Close of Period Total	530,674
Accumulated Depreciation	94,165
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Matthews
Location	NC
Initial Cost [Abstract]
Land	295,580
Buildings, Improvements and Acquisition Fees	338,472
Cost Capitalized Subsequent to Acquisition Improvements	10,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,703
Gross Amount at Which Carried at Close of Period Land	295,580
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	362,175
Gross Amount at Which Carried at Close of Period Total	657,755
Accumulated Depreciation	191,648
Date of Construction	8/28/1998
Date Acquired	2/27/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Pineville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pineville
Location	NC
Initial Cost [Abstract]
Land	254,460
Buildings, Improvements and Acquisition Fees	355,630
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	358
Gross Amount at Which Carried at Close of Period Land	254,460
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	355,988
Gross Amount at Which Carried at Close of Period Total	610,448
Accumulated Depreciation	203,471
Date of Construction	8/28/1997
Date Acquired	4/16/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Raleigh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raleigh
Location	NC
Initial Cost [Abstract]
Land	89,145
Buildings, Improvements and Acquisition Fees	413,301
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	89,145
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,301
Gross Amount at Which Carried at Close of Period Total	502,446
Accumulated Depreciation	413,301
Date Acquired	10/28/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Raleigh1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raleigh
Location	NC
Initial Cost [Abstract]
Land	398,694
Buildings, Improvements and Acquisition Fees	263,621
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	398,694
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	263,621
Gross Amount at Which Carried at Close of Period Total	662,315
Accumulated Depreciation	149,789
Date Acquired	10/1/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NC [Member] | Salisbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salisbury
Location	NC
Initial Cost [Abstract]
Land	235,614
Buildings, Improvements and Acquisition Fees	150,592
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	235,614
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	150,592
Gross Amount at Which Carried at Close of Period Total	386,206
Accumulated Depreciation	57,976
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Brentwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brentwood
Location	TN
Initial Cost [Abstract]
Land	305,546
Buildings, Improvements and Acquisition Fees	505,728
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	305,546
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	505,728
Gross Amount at Which Carried at Close of Period Total	811,274
Accumulated Depreciation	282,357
Date of Construction	3/13/1998
Date Acquired	5/28/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Hendersonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hendersonville
Location	TN
Initial Cost [Abstract]
Land	175,764
Buildings, Improvements and Acquisition Fees	327,096
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	327,096
Gross Amount at Which Carried at Close of Period Total	502,860
Accumulated Depreciation	117,209
Date Acquired	1/21/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Hermitage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hermitage
Location	TN
Initial Cost [Abstract]
Land	204,296
Buildings, Improvements and Acquisition Fees	172,695
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	204,296
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	172,695
Gross Amount at Which Carried at Close of Period Total	376,991
Accumulated Depreciation	66,486
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	TN
Initial Cost [Abstract]
Land	175,769
Buildings, Improvements and Acquisition Fees	327,068
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,769
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	327,068
Gross Amount at Which Carried at Close of Period Total	502,837
Accumulated Depreciation	117,199
Date Acquired	1/21/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	108,094
Buildings, Improvements and Acquisition Fees	217,079
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	108,094
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	217,079
Gross Amount at Which Carried at Close of Period Total	325,173
Accumulated Depreciation	83,573
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Memphis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	214,110
Buildings, Improvements and Acquisition Fees	193,591
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	214,110
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	193,591
Gross Amount at Which Carried at Close of Period Total	407,701
Accumulated Depreciation	74,530
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Memphis2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	215,017
Buildings, Improvements and Acquisition Fees	216,794
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	215,017
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	216,794
Gross Amount at Which Carried at Close of Period Total	431,811
Accumulated Depreciation	82,743
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	150,411
Buildings, Improvements and Acquisition Fees	215,528
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	215,528
Gross Amount at Which Carried at Close of Period Total	365,939
Accumulated Depreciation	82,976
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | TN [Member] | Nashville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashville
Location	TN
Initial Cost [Abstract]
Land	342,960
Buildings, Improvements and Acquisition Fees	227,440
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	342,960
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	227,440
Gross Amount at Which Carried at Close of Period Total	570,400
Accumulated Depreciation	129,970
Date Acquired	9/17/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IL [Member] | Arlington Hts [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington Hts
Location	IL
Initial Cost [Abstract]
Land	441,437
Buildings, Improvements and Acquisition Fees	215,983
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	441,437
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	215,983
Gross Amount at Which Carried at Close of Period Total	657,420
Accumulated Depreciation	83,152
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IL [Member] | Chicago [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chicago
Location	IL
Initial Cost [Abstract]
Land	329,076
Buildings, Improvements and Acquisition Fees	255,294
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	329,076
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	255,294
Gross Amount at Which Carried at Close of Period Total	584,370
Accumulated Depreciation	98,286
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IL [Member] | Round Lake Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Round Lake Beach
Location	IL
Initial Cost [Abstract]
Land	472,132
Buildings, Improvements and Acquisition Fees	236,585
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	472,132
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	236,585
Gross Amount at Which Carried at Close of Period Total	708,717
Accumulated Depreciation	91,083
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IL [Member] | Westchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westchester
Location	IL
Initial Cost [Abstract]
Land	421,239
Buildings, Improvements and Acquisition Fees	184,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	421,239
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	184,812
Gross Amount at Which Carried at Close of Period Total	606,051
Accumulated Depreciation	71,151
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IN [Member] | Anderson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anderson
Location	IN
Initial Cost [Abstract]
Land	232,170
Buildings, Improvements and Acquisition Fees	385,661
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	232,170
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	385,746
Gross Amount at Which Carried at Close of Period Total	617,916
Accumulated Depreciation	216,619
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	231,384
Buildings, Improvements and Acquisition Fees	428,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	130
Gross Amount at Which Carried at Close of Period Land	231,384
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,437
Gross Amount at Which Carried at Close of Period Total	659,821
Accumulated Depreciation	262,016
Date Acquired	9/27/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IN [Member] | Michigan City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Michigan City
Location	IN
Initial Cost [Abstract]
Land	392,638
Buildings, Improvements and Acquisition Fees	297,650
Cost Capitalized Subsequent to Acquisition Improvements	(3,065)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	389,573
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	297,650
Gross Amount at Which Carried at Close of Period Total	687,223
Accumulated Depreciation	114,594
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | IN [Member] | Warsaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warsaw
Location	IN
Initial Cost [Abstract]
Land	140,893
Buildings, Improvements and Acquisition Fees	228,116
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,893
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,116
Gross Amount at Which Carried at Close of Period Total	369,009
Accumulated Depreciation	87,823
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | KS [Member] | Olathe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olathe
Location	KS
Initial Cost [Abstract]
Land	217,995
Buildings, Improvements and Acquisition Fees	367,055
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	21
Gross Amount at Which Carried at Close of Period Land	217,995
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	367,076
Gross Amount at Which Carried at Close of Period Total	585,071
Accumulated Depreciation	214,726
Date of Construction	4/22/1997
Date Acquired	11/11/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | KS [Member] | Topeka [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Topeka
Location	KS
Initial Cost [Abstract]
Land	32,022
Buildings, Improvements and Acquisition Fees	60,368
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	32,022
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	60,368
Gross Amount at Which Carried at Close of Period Total	92,390
Accumulated Depreciation	10,363
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MI [Member] | Kalamazoo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kalamazoo
Location	MI
Initial Cost [Abstract]
Land	391,745
Buildings, Improvements and Acquisition Fees	296,975
Cost Capitalized Subsequent to Acquisition Improvements	(2,196)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	389,549
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	296,975
Gross Amount at Which Carried at Close of Period Total	686,524
Accumulated Depreciation	114,334
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MI [Member] | Portage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portage
Location	MI
Initial Cost [Abstract]
Land	402,409
Buildings, Improvements and Acquisition Fees	286,441
Cost Capitalized Subsequent to Acquisition Improvements	(2,112)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,297
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	286,441
Gross Amount at Which Carried at Close of Period Total	686,738
Accumulated Depreciation	110,278
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MI [Member] | Southfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southfield
Location	MI
Initial Cost [Abstract]
Land	275,952
Buildings, Improvements and Acquisition Fees	350,765
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	275,952
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	350,765
Gross Amount at Which Carried at Close of Period Total	626,717
Accumulated Depreciation	135,043
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MI [Member] | Troy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Troy
Location	MI
Initial Cost [Abstract]
Land	214,893
Buildings, Improvements and Acquisition Fees	199,299
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	214,893
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	199,299
Gross Amount at Which Carried at Close of Period Total	414,192
Accumulated Depreciation	76,728
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NE [Member] | Lincoln [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lincoln
Location	NE
Initial Cost [Abstract]
Land	337,138
Buildings, Improvements and Acquisition Fees	316,958
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,138
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	316,958
Gross Amount at Which Carried at Close of Period Total	654,096
Accumulated Depreciation	122,026
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NE [Member] | Scotts Bluff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Scotts Bluff
Location	NE
Initial Cost [Abstract]
Land	33,307
Buildings, Improvements and Acquisition Fees	63,355
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	33,307
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	63,355
Gross Amount at Which Carried at Close of Period Total	96,662
Accumulated Depreciation	10,876
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	231,553
Buildings, Improvements and Acquisition Fees	430,026
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	231,553
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	430,026
Gross Amount at Which Carried at Close of Period Total	661,579
Accumulated Depreciation	30,819
Date Acquired	3/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NV [Member] | Las Vegas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	326,879
Buildings, Improvements and Acquisition Fees	359,101
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	326,879
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	359,101
Gross Amount at Which Carried at Close of Period Total	685,980
Accumulated Depreciation	138,252
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NV [Member] | Las Vegas1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	316,441
Buildings, Improvements and Acquisition Fees	369,768
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	316,441
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,768
Gross Amount at Which Carried at Close of Period Total	686,209
Accumulated Depreciation	142,359
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NV [Member] | Las Vegas2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	252,169
Buildings, Improvements and Acquisition Fees	562,715
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	252,169
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	562,715
Gross Amount at Which Carried at Close of Period Total	814,884
Accumulated Depreciation	216,643
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NV [Member] | Sparks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sparks
Location	NV
Initial Cost [Abstract]
Land	326,813
Buildings, Improvements and Acquisition Fees	306,311
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	326,813
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	306,311
Gross Amount at Which Carried at Close of Period Total	633,124
Accumulated Depreciation	117,928
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Hamilton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton
Location	OH
Initial Cost [Abstract]
Land	252,608
Buildings, Improvements and Acquisition Fees	413,279
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	252,608
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,279
Gross Amount at Which Carried at Close of Period Total	665,887
Accumulated Depreciation	240,387
Date of Construction	3/31/1997
Date Acquired	10/4/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Dublin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dublin
Location	OH
Initial Cost [Abstract]
Land	437,887
Buildings, Improvements and Acquisition Fees	428,046
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,887
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,046
Gross Amount at Which Carried at Close of Period Total	865,933
Accumulated Depreciation	147,675
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Akron [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	139,126
Buildings, Improvements and Acquisition Fees	460,334
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	139,126
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	460,448
Gross Amount at Which Carried at Close of Period Total	599,574
Accumulated Depreciation	263,135
Date Acquired	9/18/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Beaver Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaver Creek
Location	OH
Initial Cost [Abstract]
Land	349,091
Buildings, Improvements and Acquisition Fees	251,127
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	349,091
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	251,127
Gross Amount at Which Carried at Close of Period Total	600,218
Accumulated Depreciation	73,245
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Beavercreek1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beavercreek
Location	OH
Initial Cost [Abstract]
Land	205,000
Buildings, Improvements and Acquisition Fees	492,538
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	205,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	492,538
Gross Amount at Which Carried at Close of Period Total	697,538
Accumulated Depreciation	291,418
Date of Construction	2/13/1997
Date Acquired	9/9/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Canal Winchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canal Winchester
Location	OH
Initial Cost [Abstract]
Land	443,751
Buildings, Improvements and Acquisition Fees	825,491
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	443,751
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	825,491
Gross Amount at Which Carried at Close of Period Total	1,269,242
Accumulated Depreciation	296,846
Date of Construction	12/19/2002
Date Acquired	8/21/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Centerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Centerville
Location	OH
Initial Cost [Abstract]
Land	305,000
Buildings, Improvements and Acquisition Fees	420,448
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	305,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,448
Gross Amount at Which Carried at Close of Period Total	725,448
Accumulated Depreciation	259,977
Date of Construction	7/24/1996
Date Acquired	6/28/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	211,185
Buildings, Improvements and Acquisition Fees	392,210
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	211,185
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	392,210
Gross Amount at Which Carried at Close of Period Total	603,395
Accumulated Depreciation	127,468
Date Acquired	11/3/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	305,556
Buildings, Improvements and Acquisition Fees	244,662
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	305,556
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	244,662
Gross Amount at Which Carried at Close of Period Total	550,218
Accumulated Depreciation	71,359
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	589,286
Buildings, Improvements and Acquisition Fees	160,932
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	589,286
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	160,932
Gross Amount at Which Carried at Close of Period Total	750,218
Accumulated Depreciation	46,938
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	159,375
Buildings, Improvements and Acquisition Fees	265,842
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	159,375
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	265,842
Gross Amount at Which Carried at Close of Period Total	425,217
Accumulated Depreciation	77,537
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	300,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,217
Gross Amount at Which Carried at Close of Period Total	650,217
Accumulated Depreciation	84,561
Date Acquired	12/20/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cincinnati5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	293,005
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	293,005
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	85
Gross Amount at Which Carried at Close of Period Total	293,090
Accumulated Depreciation	3
Date Acquired	9/17/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cleveland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	OH
Initial Cost [Abstract]
Land	215,111
Buildings, Improvements and Acquisition Fees	216,517
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	215,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	216,517
Gross Amount at Which Carried at Close of Period Total	431,628
Accumulated Depreciation	82,637
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	71,098
Buildings, Improvements and Acquisition Fees	329,627
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	71,098
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	329,627
Gross Amount at Which Carried at Close of Period Total	400,725
Accumulated Depreciation	329,627
Date Acquired	10/2/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	75,761
Buildings, Improvements and Acquisition Fees	351,247
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	75,761
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	351,247
Gross Amount at Which Carried at Close of Period Total	427,008
Accumulated Depreciation	351,247
Date Acquired	10/24/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	432,110
Buildings, Improvements and Acquisition Fees	386,553
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	432,110
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	386,553
Gross Amount at Which Carried at Close of Period Total	818,663
Accumulated Depreciation	133,360
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	466,696
Buildings, Improvements and Acquisition Fees	548,133
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	466,696
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	548,133
Gross Amount at Which Carried at Close of Period Total	1,014,829
Accumulated Depreciation	189,105
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	337,679
Buildings, Improvements and Acquisition Fees	272,484
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,679
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	272,484
Gross Amount at Which Carried at Close of Period Total	610,163
Accumulated Depreciation	79,474
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	190,000
Buildings, Improvements and Acquisition Fees	260,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	260,162
Gross Amount at Which Carried at Close of Period Total	450,162
Accumulated Depreciation	75,880
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	371,429
Buildings, Improvements and Acquisition Fees	278,734
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	371,429
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	278,734
Gross Amount at Which Carried at Close of Period Total	650,163
Accumulated Depreciation	81,297
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Columbus7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	214,737
Buildings, Improvements and Acquisition Fees	85,425
Cost Capitalized Subsequent to Acquisition Improvements	24,485
Cost Capitalized Subsequent to Acquisition Carrying Costs	118
Gross Amount at Which Carried at Close of Period Land	214,737
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	110,028
Gross Amount at Which Carried at Close of Period Total	324,765
Accumulated Depreciation	29,892
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Cuyahoga Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cuyahoga Falls
Location	OH
Initial Cost [Abstract]
Land	253,750
Buildings, Improvements and Acquisition Fees	271,400
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	253,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,400
Gross Amount at Which Carried at Close of Period Total	525,150
Accumulated Depreciation	79,158
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Dayton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dayton
Location	OH
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	324,538
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,660
Gross Amount at Which Carried at Close of Period Total	394,660
Accumulated Depreciation	324,615
Date Acquired	10/31/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Eastlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eastlake
Location	OH
Initial Cost [Abstract]
Land	321,347
Buildings, Improvements and Acquisition Fees	459,774
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	321,347
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	459,983
Gross Amount at Which Carried at Close of Period Total	781,330
Accumulated Depreciation	295,124
Date Acquired	12/22/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Fairfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fairfield
Location	OH
Initial Cost [Abstract]
Land	323,408
Buildings, Improvements and Acquisition Fees	235,024
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	323,408
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	235,109
Gross Amount at Which Carried at Close of Period Total	558,517
Accumulated Depreciation	134,300
Date Acquired	9/17/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Fairlawn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fairlawn
Location	OH
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	270,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	270,150
Gross Amount at Which Carried at Close of Period Total	550,150
Accumulated Depreciation	78,793
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Findlay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Findlay
Location	OH
Initial Cost [Abstract]
Land	283,515
Buildings, Improvements and Acquisition Fees	397,004
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	283,515
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	397,118
Gross Amount at Which Carried at Close of Period Total	680,633
Accumulated Depreciation	223,003
Date Acquired	12/24/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Huber Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huber Heights
Location	OH
Initial Cost [Abstract]
Land	282,000
Buildings, Improvements and Acquisition Fees	449,381
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	282,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	449,381
Gross Amount at Which Carried at Close of Period Total	731,381
Accumulated Depreciation	268,879
Date of Construction	12/3/1996
Date Acquired	7/18/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Lima [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lima
Location	OH
Initial Cost [Abstract]
Land	241,132
Buildings, Improvements and Acquisition Fees	114,085
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	241,132
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	114,085
Gross Amount at Which Carried at Close of Period Total	355,217
Accumulated Depreciation	33,275
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	OH
Initial Cost [Abstract]
Land	100,000
Buildings, Improvements and Acquisition Fees	275,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	275,162
Gross Amount at Which Carried at Close of Period Total	375,162
Accumulated Depreciation	77,504
Date Acquired	12/20/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Mason [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mason
Location	OH
Initial Cost [Abstract]
Land	310,990
Buildings, Improvements and Acquisition Fees	405,373
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,990
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	405,373
Gross Amount at Which Carried at Close of Period Total	716,363
Accumulated Depreciation	139,853
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Middleburg Hghts [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Middleburg Hghts
Location	OH
Initial Cost [Abstract]
Land	317,308
Buildings, Improvements and Acquisition Fees	307,842
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	317,308
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	307,842
Gross Amount at Which Carried at Close of Period Total	625,150
Accumulated Depreciation	89,787
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Milford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milford
Location	OH
Initial Cost [Abstract]
Land	353,324
Buildings, Improvements and Acquisition Fees	269,997
Cost Capitalized Subsequent to Acquisition Improvements	(36,723)
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	314,484
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	272,199
Gross Amount at Which Carried at Close of Period Total	586,683
Accumulated Depreciation	154,354
Date Acquired	9/18/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Mt. Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Vernon
Location	OH
Initial Cost [Abstract]
Land	216,115
Buildings, Improvements and Acquisition Fees	375,357
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	216,115
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,471
Gross Amount at Which Carried at Close of Period Total	591,586
Accumulated Depreciation	210,841
Date Acquired	12/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Norwalk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norwalk
Location	OH
Initial Cost [Abstract]
Land	200,205
Buildings, Improvements and Acquisition Fees	366,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	200,205
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	366,114
Gross Amount at Which Carried at Close of Period Total	566,319
Accumulated Depreciation	205,584
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Parma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parma
Location	OH
Initial Cost [Abstract]
Land	268,966
Buildings, Improvements and Acquisition Fees	381,184
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	268,966
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	381,184
Gross Amount at Which Carried at Close of Period Total	650,150
Accumulated Depreciation	111,178
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Reynoldsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reynoldsburg
Location	OH
Initial Cost [Abstract]
Land	267,750
Buildings, Improvements and Acquisition Fees	497,371
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	267,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	497,371
Gross Amount at Which Carried at Close of Period Total	765,121
Accumulated Depreciation	145,067
Date Acquired	9/15/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Reynoldsburg1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reynoldsburg
Location	OH
Initial Cost [Abstract]
Land	374,000
Buildings, Improvements and Acquisition Fees	176,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	374,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	176,162
Gross Amount at Which Carried at Close of Period Total	550,162
Accumulated Depreciation	51,380
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | S. Euclid [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	S. Euclid
Location	OH
Initial Cost [Abstract]
Land	337,593
Buildings, Improvements and Acquisition Fees	451,944
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,593
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	451,944
Gross Amount at Which Carried at Close of Period Total	789,537
Accumulated Depreciation	155,921
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Sandusky [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandusky
Location	OH
Initial Cost [Abstract]
Land	264,708
Buildings, Improvements and Acquisition Fees	404,011
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	343
Gross Amount at Which Carried at Close of Period Land	264,708
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	404,354
Gross Amount at Which Carried at Close of Period Total	669,062
Accumulated Depreciation	227,118
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Solon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Solon
Location	OH
Initial Cost [Abstract]
Land	794,305
Buildings, Improvements and Acquisition Fees	222,797
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	794,305
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	222,797
Gross Amount at Which Carried at Close of Period Total	1,017,102
Accumulated Depreciation	76,865
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Springboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springboro
Location	OH
Initial Cost [Abstract]
Land	191,911
Buildings, Improvements and Acquisition Fees	522,902
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	191,911
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	522,902
Gross Amount at Which Carried at Close of Period Total	714,813
Accumulated Depreciation	309,225
Date Acquired	3/7/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	OH
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	280,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	280,217
Gross Amount at Which Carried at Close of Period Total	600,217
Accumulated Depreciation	81,730
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Springfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	OH
Initial Cost [Abstract]
Land	189,091
Buildings, Improvements and Acquisition Fees	136,127
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	189,091
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	136,127
Gross Amount at Which Carried at Close of Period Total	325,218
Accumulated Depreciation	39,703
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Stow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stow
Location	OH
Initial Cost [Abstract]
Land	310,000
Buildings, Improvements and Acquisition Fees	415,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	415,150
Gross Amount at Which Carried at Close of Period Total	725,150
Accumulated Depreciation	121,085
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Toledo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toledo
Location	OH
Initial Cost [Abstract]
Land	120,000
Buildings, Improvements and Acquisition Fees	230,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	120,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	230,217
Gross Amount at Which Carried at Close of Period Total	350,217
Accumulated Depreciation	67,146
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Toledo1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toledo
Location	OH
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	280,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	280,217
Gross Amount at Which Carried at Close of Period Total	600,217
Accumulated Depreciation	81,730
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Toledo2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toledo
Location	OH
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	530,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,217
Gross Amount at Which Carried at Close of Period Total	780,217
Accumulated Depreciation	154,646
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Toledo3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toledo
Location	OH
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	175,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	25
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	175,242
Gross Amount at Which Carried at Close of Period Total	425,242
Accumulated Depreciation	51,120
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | West Chester1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Chester
Location	OH
Initial Cost [Abstract]
Land	446,449
Buildings, Improvements and Acquisition Fees	768,644
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	446,449
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	768,644
Gross Amount at Which Carried at Close of Period Total	1,215,093
Accumulated Depreciation	259,162
Date of Construction	6/27/2003
Date Acquired	3/11/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OH [Member] | Zanesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zanesville
Location	OH
Initial Cost [Abstract]
Land	125,000
Buildings, Improvements and Acquisition Fees	300,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	125,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,162
Gross Amount at Which Carried at Close of Period Total	425,162
Accumulated Depreciation	87,547
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OR [Member] | Portland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portland
Location	OR
Initial Cost [Abstract]
Land	251,499
Buildings, Improvements and Acquisition Fees	345,952
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	251,499
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	345,952
Gross Amount at Which Carried at Close of Period Total	597,451
Accumulated Depreciation	128,001
Date Acquired	9/26/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OR [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	OR
Initial Cost [Abstract]
Land	337,711
Buildings, Improvements and Acquisition Fees	253,855
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,711
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	253,855
Gross Amount at Which Carried at Close of Period Total	591,566
Accumulated Depreciation	97,732
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Harrisburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrisburg
Location	PA
Initial Cost [Abstract]
Land	131,529
Buildings, Improvements and Acquisition Fees	220,317
Cost Capitalized Subsequent to Acquisition Improvements	(2,515)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	129,014
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	220,317
Gross Amount at Which Carried at Close of Period Total	349,331
Accumulated Depreciation	84,818
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Bethel Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethel Park
Location	PA
Initial Cost [Abstract]
Land	299,595
Buildings, Improvements and Acquisition Fees	331,264
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	299,595
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	331,378
Gross Amount at Which Carried at Close of Period Total	630,973
Accumulated Depreciation	186,083
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Bethlehem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethlehem
Location	PA
Initial Cost [Abstract]
Land	229,162
Buildings, Improvements and Acquisition Fees	310,526
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	229,162
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	310,698
Gross Amount at Which Carried at Close of Period Total	539,860
Accumulated Depreciation	174,415
Date Acquired	12/24/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Bethlehem1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethlehem
Location	PA
Initial Cost [Abstract]
Land	275,328
Buildings, Improvements and Acquisition Fees	389,067
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	629
Gross Amount at Which Carried at Close of Period Land	275,328
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	389,696
Gross Amount at Which Carried at Close of Period Total	665,024
Accumulated Depreciation	218,963
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Bridgeville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bridgeville
Location	PA
Initial Cost [Abstract]
Land	275,000
Buildings, Improvements and Acquisition Fees	375,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	275,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,150
Gross Amount at Which Carried at Close of Period Total	650,150
Accumulated Depreciation	109,418
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Coraopolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coraopolis
Location	PA
Initial Cost [Abstract]
Land	225,000
Buildings, Improvements and Acquisition Fees	375,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,150
Gross Amount at Which Carried at Close of Period Total	600,150
Accumulated Depreciation	109,418
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Monroeville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monroeville
Location	PA
Initial Cost [Abstract]
Land	275,000
Buildings, Improvements and Acquisition Fees	250,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	275,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	250,150
Gross Amount at Which Carried at Close of Period Total	525,150
Accumulated Depreciation	72,960
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	858,500
Buildings, Improvements and Acquisition Fees	877,744
Cost Capitalized Subsequent to Acquisition Improvements	2,319
Cost Capitalized Subsequent to Acquisition Carrying Costs	1,701
Gross Amount at Which Carried at Close of Period Land	858,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	881,764
Gross Amount at Which Carried at Close of Period Total	1,740,264
Accumulated Depreciation	627,677
Date of Construction	5/19/1995
Date Acquired	12/5/1994
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	378,715
Buildings, Improvements and Acquisition Fees	685,374
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	378,715
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	685,374
Gross Amount at Which Carried at Close of Period Total	1,064,089
Accumulated Depreciation	251,658
Date of Construction	8/22/2002
Date Acquired	1/17/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	219,938
Buildings, Improvements and Acquisition Fees	408,466
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	219,938
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,466
Gross Amount at Which Carried at Close of Period Total	628,404
Accumulated Depreciation	132,752
Date Acquired	11/3/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	300,150
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,150
Gross Amount at Which Carried at Close of Period Total	475,150
Accumulated Depreciation	87,543
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	243,750
Buildings, Improvements and Acquisition Fees	406,400
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	243,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	406,400
Gross Amount at Which Carried at Close of Period Total	650,150
Accumulated Depreciation	118,533
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	208,333
Buildings, Improvements and Acquisition Fees	416,817
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	208,333
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	416,817
Gross Amount at Which Carried at Close of Period Total	625,150
Accumulated Depreciation	121,571
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Pittsburgh5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	121,429
Buildings, Improvements and Acquisition Fees	303,721
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	121,429
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,721
Gross Amount at Which Carried at Close of Period Total	425,150
Accumulated Depreciation	88,585
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Warminster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warminster
Location	PA
Initial Cost [Abstract]
Land	323,847
Buildings, Improvements and Acquisition Fees	216,999
Cost Capitalized Subsequent to Acquisition Improvements	(3,929)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	319,918
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	216,999
Gross Amount at Which Carried at Close of Period Total	536,917
Accumulated Depreciation	83,541
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | Wexford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wexford
Location	PA
Initial Cost [Abstract]
Land	284,375
Buildings, Improvements and Acquisition Fees	240,775
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	284,375
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	240,775
Gross Amount at Which Carried at Close of Period Total	525,150
Accumulated Depreciation	70,226
Date Acquired	9/17/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | PA [Member] | York [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	York
Location	PA
Initial Cost [Abstract]
Land	249,436
Buildings, Improvements and Acquisition Fees	347,424
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	404
Gross Amount at Which Carried at Close of Period Land	249,436
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	347,828
Gross Amount at Which Carried at Close of Period Total	597,264
Accumulated Depreciation	195,295
Date Acquired	12/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WA [Member] | Tacoma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tacoma
Location	WA
Initial Cost [Abstract]
Land	109,127
Buildings, Improvements and Acquisition Fees	202,691
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	109,127
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	202,691
Gross Amount at Which Carried at Close of Period Total	311,818
Accumulated Depreciation	34,795
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WA [Member] | Bremerton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bremerton
Location	WA
Initial Cost [Abstract]
Land	261,172
Buildings, Improvements and Acquisition Fees	373,080
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,621
Gross Amount at Which Carried at Close of Period Land	261,172
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,701
Gross Amount at Which Carried at Close of Period Total	636,873
Accumulated Depreciation	225,488
Date of Construction	3/19/1997
Date Acquired	7/24/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | KY [Member] | Louisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	KY
Initial Cost [Abstract]
Land	56,054
Buildings, Improvements and Acquisition Fees	259,881
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	56,054
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	259,881
Gross Amount at Which Carried at Close of Period Total	315,935
Accumulated Depreciation	259,881
Date Acquired	12/17/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | KY [Member] | Newport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newport
Location	KY
Initial Cost [Abstract]
Land	323,511
Buildings, Improvements and Acquisition Fees	289,017
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	323,511
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,102
Gross Amount at Which Carried at Close of Period Total	612,613
Accumulated Depreciation	165,169
Date Acquired	9/17/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Billerica [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Billerica
Location	MA
Initial Cost [Abstract]
Land	399,043
Buildings, Improvements and Acquisition Fees	462,240
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	399,043
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	462,412
Gross Amount at Which Carried at Close of Period Total	861,455
Accumulated Depreciation	271,860
Date Acquired	4/2/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | East Falmouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Falmouth
Location	MA
Initial Cost [Abstract]
Land	191,302
Buildings, Improvements and Acquisition Fees	340,539
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	191,302
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	340,539
Gross Amount at Which Carried at Close of Period Total	531,841
Accumulated Depreciation	131,106
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | East Wareham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Wareham
Location	MA
Initial Cost [Abstract]
Land	149,680
Buildings, Improvements and Acquisition Fees	278,669
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	149,680
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	278,669
Gross Amount at Which Carried at Close of Period Total	428,349
Accumulated Depreciation	107,285
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Fairhaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fairhaven
Location	MA
Initial Cost [Abstract]
Land	138,957
Buildings, Improvements and Acquisition Fees	289,294
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,957
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,294
Gross Amount at Which Carried at Close of Period Total	428,251
Accumulated Depreciation	111,376
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Gardner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gardner
Location	MA
Initial Cost [Abstract]
Land	138,990
Buildings, Improvements and Acquisition Fees	289,361
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,990
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,361
Gross Amount at Which Carried at Close of Period Total	428,351
Accumulated Depreciation	111,402
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Hyannis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hyannis
Location	MA
Initial Cost [Abstract]
Land	180,653
Buildings, Improvements and Acquisition Fees	458,522
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,653
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	458,522
Gross Amount at Which Carried at Close of Period Total	639,175
Accumulated Depreciation	175,003
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Lenox [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lenox
Location	MA
Initial Cost [Abstract]
Land	287,769
Buildings, Improvements and Acquisition Fees	535,273
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	232
Gross Amount at Which Carried at Close of Period Land	287,769
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	535,505
Gross Amount at Which Carried at Close of Period Total	823,274
Accumulated Depreciation	274,021
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Newburyport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newburyport
Location	MA
Initial Cost [Abstract]
Land	274,698
Buildings, Improvements and Acquisition Fees	466,449
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	274,698
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,449
Gross Amount at Which Carried at Close of Period Total	741,147
Accumulated Depreciation	178,028
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | North Reading [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Reading
Location	MA
Initial Cost [Abstract]
Land	180,546
Buildings, Improvements and Acquisition Fees	351,161
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,546
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	351,161
Gross Amount at Which Carried at Close of Period Total	531,707
Accumulated Depreciation	135,195
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MA [Member] | Orleans [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orleans
Location	MA
Initial Cost [Abstract]
Land	138,212
Buildings, Improvements and Acquisition Fees	394,065
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,212
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	394,065
Gross Amount at Which Carried at Close of Period Total	532,277
Accumulated Depreciation	151,713
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MD [Member] | Aberdeen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aberdeen
Location	MD
Initial Cost [Abstract]
Land	223,617
Buildings, Improvements and Acquisition Fees	225,605
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	223,617
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	225,605
Gross Amount at Which Carried at Close of Period Total	449,222
Accumulated Depreciation	86,106
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MD [Member] | Bethesda [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethesda
Location	MD
Initial Cost [Abstract]
Land	282,717
Buildings, Improvements and Acquisition Fees	525,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	282,717
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,928
Gross Amount at Which Carried at Close of Period Total	808,645
Accumulated Depreciation	90,284
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MD [Member] | Capital Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Capital Heights
Location	MD
Initial Cost [Abstract]
Land	547,173
Buildings, Improvements and Acquisition Fees	219,979
Cost Capitalized Subsequent to Acquisition Improvements	(12,319)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	534,854
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	219,979
Gross Amount at Which Carried at Close of Period Total	754,833
Accumulated Depreciation	84,688
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MD [Member] | Clinton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clinton
Location	MD
Initial Cost [Abstract]
Land	70,880
Buildings, Improvements and Acquisition Fees	328,620
Cost Capitalized Subsequent to Acquisition Improvements	11,440
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	70,880
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	340,060
Gross Amount at Which Carried at Close of Period Total	410,940
Accumulated Depreciation	331,957
Date Acquired	11/15/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MD [Member] | Lexington Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington Park
Location	MD
Initial Cost [Abstract]
Land	111,396
Buildings, Improvements and Acquisition Fees	335,288
Cost Capitalized Subsequent to Acquisition Improvements	(7,600)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	103,796
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	335,288
Gross Amount at Which Carried at Close of Period Total	439,084
Accumulated Depreciation	129,082
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | MO [Member] | Independence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Independence
Location	MO
Initial Cost [Abstract]
Land	297,641
Buildings, Improvements and Acquisition Fees	233,152
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,641
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	233,152
Gross Amount at Which Carried at Close of Period Total	530,793
Accumulated Depreciation	140,280
Date Acquired	12/20/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | ND [Member] | Fargo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fargo
Location	ND
Initial Cost [Abstract]
Land	53,973
Buildings, Improvements and Acquisition Fees	100,262
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	53,973
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	100,262
Gross Amount at Which Carried at Close of Period Total	154,235
Accumulated Depreciation	17,212
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Cherry Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cherry Hill
Location	NJ
Initial Cost [Abstract]
Land	463,808
Buildings, Improvements and Acquisition Fees	862,240
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	463,808
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	862,240
Gross Amount at Which Carried at Close of Period Total	1,326,048
Accumulated Depreciation	148,018
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Edison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Edison
Location	NJ
Initial Cost [Abstract]
Land	448,936
Buildings, Improvements and Acquisition Fees	238,773
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	448,936
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	238,773
Gross Amount at Which Carried at Close of Period Total	687,709
Accumulated Depreciation	91,924
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Glassboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glassboro
Location	NJ
Initial Cost [Abstract]
Land	182,013
Buildings, Improvements and Acquisition Fees	312,480
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	182,013
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	312,480
Gross Amount at Which Carried at Close of Period Total	494,493
Accumulated Depreciation	119,263
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Hamilton Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton Square
Location	NJ
Initial Cost [Abstract]
Land	422,477
Buildings, Improvements and Acquisition Fees	291,555
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	422,477
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,555
Gross Amount at Which Carried at Close of Period Total	714,032
Accumulated Depreciation	112,245
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Hamilton Township [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton Township
Location	NJ
Initial Cost [Abstract]
Land	265,238
Buildings, Improvements and Acquisition Fees	298,167
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	265,238
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	298,167
Gross Amount at Which Carried at Close of Period Total	563,405
Accumulated Depreciation	114,791
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Pleasantville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pleasantville
Location	NJ
Initial Cost [Abstract]
Land	77,105
Buildings, Improvements and Acquisition Fees	144,693
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	77,105
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	144,693
Gross Amount at Which Carried at Close of Period Total	221,798
Accumulated Depreciation	24,839
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Randolph [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Randolph
Location	NJ
Initial Cost [Abstract]
Land	452,629
Buildings, Improvements and Acquisition Fees	390,163
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	452,629
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,163
Gross Amount at Which Carried at Close of Period Total	842,792
Accumulated Depreciation	150,210
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Westfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westfield
Location	NJ
Initial Cost [Abstract]
Land	705,337
Buildings, Improvements and Acquisition Fees	288,720
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	705,337
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	288,720
Gross Amount at Which Carried at Close of Period Total	994,057
Accumulated Depreciation	111,153
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | NJ [Member] | Woodbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodbury
Location	NJ
Initial Cost [Abstract]
Land	212,788
Buildings, Improvements and Acquisition Fees	320,283
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	212,788
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	320,283
Gross Amount at Which Carried at Close of Period Total	533,071
Accumulated Depreciation	123,305
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OK [Member] | Midwest City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midwest City
Location	OK
Initial Cost [Abstract]
Land	106,312
Buildings, Improvements and Acquisition Fees	333,551
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	106,312
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	333,551
Gross Amount at Which Carried at Close of Period Total	439,863
Accumulated Depreciation	178,531
Date of Construction	8/6/1998
Date Acquired	8/8/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OK [Member] | Oklahoma City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	143,655
Buildings, Improvements and Acquisition Fees	295,422
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	143,655
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	295,422
Gross Amount at Which Carried at Close of Period Total	439,077
Accumulated Depreciation	162,005
Date of Construction	3/6/1998
Date Acquired	7/29/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | OK [Member] | Tulsa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	133,648
Buildings, Improvements and Acquisition Fees	249,702
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	133,648
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	249,702
Gross Amount at Which Carried at Close of Period Total	383,350
Accumulated Depreciation	42,865
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	267,622
Buildings, Improvements and Acquisition Fees	298,594
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	428
Gross Amount at Which Carried at Close of Period Land	267,622
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	299,022
Gross Amount at Which Carried at Close of Period Total	566,644
Accumulated Depreciation	164,128
Date of Construction	3/31/1998
Date Acquired	11/5/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SC [Member] | Charleston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charleston
Location	SC
Initial Cost [Abstract]
Land	217,250
Buildings, Improvements and Acquisition Fees	294,079
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	159
Gross Amount at Which Carried at Close of Period Land	217,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	294,238
Gross Amount at Which Carried at Close of Period Total	511,488
Accumulated Depreciation	169,051
Date of Construction	7/14/1997
Date Acquired	3/13/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SC [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	221,946
Buildings, Improvements and Acquisition Fees	315,163
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	221,946
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	315,331
Gross Amount at Which Carried at Close of Period Total	537,277
Accumulated Depreciation	179,168
Date of Construction	9/5/1997
Date Acquired	3/31/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SC [Member] | Lexington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	SC
Initial Cost [Abstract]
Land	241,534
Buildings, Improvements and Acquisition Fees	342,182
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	302
Gross Amount at Which Carried at Close of Period Land	241,534
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	342,484
Gross Amount at Which Carried at Close of Period Total	584,018
Accumulated Depreciation	174,325
Date Acquired	9/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SC [Member] | North Charleston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Charleston
Location	SC
Initial Cost [Abstract]
Land	174,980
Buildings, Improvements and Acquisition Fees	341,466
Cost Capitalized Subsequent to Acquisition Improvements	5,875
Cost Capitalized Subsequent to Acquisition Carrying Costs	5,413
Gross Amount at Which Carried at Close of Period Land	174,980
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	352,754
Gross Amount at Which Carried at Close of Period Total	527,734
Accumulated Depreciation	188,569
Date of Construction	8/6/1998
Date Acquired	3/12/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | SD [Member] | Sioux Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sioux Falls
Location	SD
Initial Cost [Abstract]
Land	48,833
Buildings, Improvements and Acquisition Fees	91,572
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	48,833
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	91,572
Gross Amount at Which Carried at Close of Period Total	140,405
Accumulated Depreciation	15,720
Date Acquired	9/4/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | VA [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	403,549
Buildings, Improvements and Acquisition Fees	876,981
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	403,549
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	876,981
Gross Amount at Which Carried at Close of Period Total	1,280,530
Accumulated Depreciation	278,112
Date of Construction	7/8/2004
Date Acquired	10/17/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | VA [Member] | Roanoke [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roanoke
Location	VA
Initial Cost [Abstract]
Land	349,628
Buildings, Improvements and Acquisition Fees	322,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	153
Gross Amount at Which Carried at Close of Period Land	349,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	322,698
Gross Amount at Which Carried at Close of Period Total	672,326
Accumulated Depreciation	181,194
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | VA [Member] | Warrenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warrenton
Location	VA
Initial Cost [Abstract]
Land	186,723
Buildings, Improvements and Acquisition Fees	241,173
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	186,723
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	241,173
Gross Amount at Which Carried at Close of Period Total	427,896
Accumulated Depreciation	92,848
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WI [Member] | Milwaukee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milwaukee
Location	WI
Initial Cost [Abstract]
Land	173,005
Buildings, Improvements and Acquisition Fees	499,244
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	173,005
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	499,244
Gross Amount at Which Carried at Close of Period Total	672,249
Accumulated Depreciation	320,348
Date Acquired	12/22/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WI [Member] | Milwaukee1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milwaukee
Location	WI
Initial Cost [Abstract]
Land	152,509
Buildings, Improvements and Acquisition Fees	475,480
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	152,509
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	475,677
Gross Amount at Which Carried at Close of Period Total	628,186
Accumulated Depreciation	290,887
Date Acquired	9/27/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WI [Member] | New Berlin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Berlin
Location	WI
Initial Cost [Abstract]
Land	188,491
Buildings, Improvements and Acquisition Fees	466,268
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	375
Gross Amount at Which Carried at Close of Period Land	188,491
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,643
Gross Amount at Which Carried at Close of Period Total	655,134
Accumulated Depreciation	299,354
Date Acquired	12/22/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Service [Member] | WI [Member] | Racine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Racine
Location	WI
Initial Cost [Abstract]
Land	184,002
Buildings, Improvements and Acquisition Fees	114,167
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	184,002
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	114,167
Gross Amount at Which Carried at Close of Period Total	298,169
Accumulated Depreciation	43,953
Date Acquired	5/14/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	178,297
Buildings, Improvements and Acquisition Fees	396,004
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	178,297
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	396,004
Gross Amount at Which Carried at Close of Period Total	574,301
Accumulated Depreciation	345,954
Date Acquired	1/19/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	427,395
Buildings, Improvements and Acquisition Fees	472,030
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	427,395
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	472,030
Gross Amount at Which Carried at Close of Period Total	899,425
Accumulated Depreciation	251,122
Date of Construction	6/10/1998
Date Acquired	12/5/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | St. Cloud [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Cloud
Location	FL
Initial Cost [Abstract]
Land	525,207
Buildings, Improvements and Acquisition Fees	976,968
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	525,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	976,968
Gross Amount at Which Carried at Close of Period Total	1,502,175
Accumulated Depreciation	200,274
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Destin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Destin
Location	FL
Initial Cost [Abstract]
Land	1,034,411
Buildings, Improvements and Acquisition Fees	1,922,591
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,034,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,922,591
Gross Amount at Which Carried at Close of Period Total	2,957,002
Accumulated Depreciation	394,127
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Ft. Walton Bch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ft. Walton Bch
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,032
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,532
Gross Amount at Which Carried at Close of Period Total	1,816,643
Accumulated Depreciation	242,383
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Ft. Walton Bch1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ft. Walton Bch
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,032
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,532
Gross Amount at Which Carried at Close of Period Total	1,816,643
Accumulated Depreciation	242,383
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	645,402
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	645,402
Gross Amount at Which Carried at Close of Period Total	1,145,402
Accumulated Depreciation	343,327
Date of Construction	6/4/1998
Date Acquired	12/31/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Milton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milton
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,145
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,145
Gross Amount at Which Carried at Close of Period Total	1,816,256
Accumulated Depreciation	242,131
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Niceville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Niceville
Location	FL
Initial Cost [Abstract]
Land	920,803
Buildings, Improvements and Acquisition Fees	1,711,621
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	920,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,711,621
Gross Amount at Which Carried at Close of Period Total	2,632,424
Accumulated Depreciation	350,878
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,172,023
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,023
Gross Amount at Which Carried at Close of Period Total	1,802,267
Accumulated Depreciation	240,261
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Orlando1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,076
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,576
Gross Amount at Which Carried at Close of Period Total	1,816,687
Accumulated Depreciation	242,391
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Oviedo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oviedo
Location	FL
Initial Cost [Abstract]
Land	971,996
Buildings, Improvements and Acquisition Fees	1,806,780
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	971,996
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,806,780
Gross Amount at Which Carried at Close of Period Total	2,778,776
Accumulated Depreciation	370,386
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Pace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pace
Location	FL
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,171,993
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,493
Gross Amount at Which Carried at Close of Period Total	1,802,737
Accumulated Depreciation	240,530
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Panama City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Panama City
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,076
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,576
Gross Amount at Which Carried at Close of Period Total	1,816,687
Accumulated Depreciation	242,391
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Pensacola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,063
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,063
Gross Amount at Which Carried at Close of Period Total	1,816,174
Accumulated Depreciation	242,114
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Pensacola1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	588,305
Buildings, Improvements and Acquisition Fees	1,094,130
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	588,305
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,094,130
Gross Amount at Which Carried at Close of Period Total	1,682,435
Accumulated Depreciation	224,293
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Pensacola2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	308,067
Buildings, Improvements and Acquisition Fees	573,708
Cost Capitalized Subsequent to Acquisition Improvements	23,430
Cost Capitalized Subsequent to Acquisition Carrying Costs	143
Gross Amount at Which Carried at Close of Period Land	308,067
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	597,281
Gross Amount at Which Carried at Close of Period Total	905,348
Accumulated Depreciation	125,782
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Sanford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sanford
Location	FL
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,172,023
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,023
Gross Amount at Which Carried at Close of Period Total	1,802,267
Accumulated Depreciation	240,261
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Tallahassee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tallahassee
Location	FL
Initial Cost [Abstract]
Land	419,902
Buildings, Improvements and Acquisition Fees	781,405
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	419,902
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	781,405
Gross Amount at Which Carried at Close of Period Total	1,201,307
Accumulated Depreciation	160,184
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Tallahassee1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tallahassee
Location	FL
Initial Cost [Abstract]
Land	611,916
Buildings, Improvements and Acquisition Fees	1,137,986
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	611,916
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,138,486
Gross Amount at Which Carried at Close of Period Total	1,750,402
Accumulated Depreciation	233,558
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | FL [Member] | Union Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Union Park
Location	FL
Initial Cost [Abstract]
Land	1,004,103
Buildings, Improvements and Acquisition Fees	1,866,287
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,004,103
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,866,287
Gross Amount at Which Carried at Close of Period Total	2,870,390
Accumulated Depreciation	382,585
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	191,267
Buildings, Improvements and Acquisition Fees	424,811
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	73
Gross Amount at Which Carried at Close of Period Land	191,267
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	424,884
Gross Amount at Which Carried at Close of Period Total	616,151
Accumulated Depreciation	371,168
Date Acquired	1/26/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Carrollton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carrollton
Location	TX
Initial Cost [Abstract]
Land	568,401
Buildings, Improvements and Acquisition Fees	1,056,394
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	568,401
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,056,394
Gross Amount at Which Carried at Close of Period Total	1,624,795
Accumulated Depreciation	343,324
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	543,950
Buildings, Improvements and Acquisition Fees	1,010,984
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	543,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,010,984
Gross Amount at Which Carried at Close of Period Total	1,554,934
Accumulated Depreciation	328,566
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	151,018
Buildings, Improvements and Acquisition Fees	335,417
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	151,018
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	335,417
Gross Amount at Which Carried at Close of Period Total	486,435
Accumulated Depreciation	293,024
Date Acquired	1/25/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Humble [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Humble
Location	TX
Initial Cost [Abstract]
Land	612,414
Buildings, Improvements and Acquisition Fees	1,138,132
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	612,414
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,138,132
Gross Amount at Which Carried at Close of Period Total	1,750,546
Accumulated Depreciation	369,889
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Waco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waco
Location	TX
Initial Cost [Abstract]
Land	401,999
Buildings, Improvements and Acquisition Fees	747,362
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	401,999
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	747,362
Gross Amount at Which Carried at Close of Period Total	1,149,361
Accumulated Depreciation	242,888
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Arlington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	599,558
Buildings, Improvements and Acquisition Fees	1,114,256
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	599,558
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,114,256
Gross Amount at Which Carried at Close of Period Total	1,713,814
Accumulated Depreciation	362,129
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	185,454
Buildings, Improvements and Acquisition Fees	411,899
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	185,454
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	411,899
Gross Amount at Which Carried at Close of Period Total	597,353
Accumulated Depreciation	358,448
Date Acquired	2/6/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Austin1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	710,485
Buildings, Improvements and Acquisition Fees	1,320,293
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	710,485
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,320,293
Gross Amount at Which Carried at Close of Period Total	2,030,778
Accumulated Depreciation	429,090
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Austin2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	590,828
Buildings, Improvements and Acquisition Fees	1,098,073
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	590,828
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,098,073
Gross Amount at Which Carried at Close of Period Total	1,688,901
Accumulated Depreciation	356,869
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Austin3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	569,909
Buildings, Improvements and Acquisition Fees	1,059,195
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	569,909
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,059,195
Gross Amount at Which Carried at Close of Period Total	1,629,104
Accumulated Depreciation	344,234
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Austin4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	532,497
Buildings, Improvements and Acquisition Fees	989,715
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	532,497
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	989,715
Gross Amount at Which Carried at Close of Period Total	1,522,212
Accumulated Depreciation	321,653
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Conroe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conroe
Location	TX
Initial Cost [Abstract]
Land	396,068
Buildings, Improvements and Acquisition Fees	736,346
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	396,068
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	736,346
Gross Amount at Which Carried at Close of Period Total	1,132,414
Accumulated Depreciation	239,308
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Garland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Garland
Location	TX
Initial Cost [Abstract]
Land	242,887
Buildings, Improvements and Acquisition Fees	539,461
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,887
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	539,461
Gross Amount at Which Carried at Close of Period Total	782,348
Accumulated Depreciation	471,279
Date Acquired	1/19/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Harlingen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harlingen
Location	TX
Initial Cost [Abstract]
Land	134,599
Buildings, Improvements and Acquisition Fees	298,948
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	134,599
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	298,948
Gross Amount at Which Carried at Close of Period Total	433,547
Accumulated Depreciation	261,165
Date Acquired	1/17/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	392,113
Buildings, Improvements and Acquisition Fees	729,002
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	392,113
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	729,002
Gross Amount at Which Carried at Close of Period Total	1,121,115
Accumulated Depreciation	236,921
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	1,030,379
Buildings, Improvements and Acquisition Fees	1,914,353
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,030,379
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,914,353
Gross Amount at Which Carried at Close of Period Total	2,944,732
Accumulated Depreciation	622,161
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	619,101
Buildings, Improvements and Acquisition Fees	1,150,551
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	619,101
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,150,551
Gross Amount at Which Carried at Close of Period Total	1,769,652
Accumulated Depreciation	373,925
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	642,495
Buildings, Improvements and Acquisition Fees	1,193,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	642,495
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,193,997
Gross Amount at Which Carried at Close of Period Total	1,836,492
Accumulated Depreciation	388,045
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Houston5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	872,866
Buildings, Improvements and Acquisition Fees	1,621,829
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	872,866
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,621,829
Gross Amount at Which Carried at Close of Period Total	2,494,695
Accumulated Depreciation	527,090
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Leon Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Leon Valley
Location	TX
Initial Cost [Abstract]
Land	178,221
Buildings, Improvements and Acquisition Fees	395,834
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	178,221
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	395,834
Gross Amount at Which Carried at Close of Period Total	574,055
Accumulated Depreciation	345,805
Date Acquired	1/17/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Leon Valley1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Leon Valley
Location	TX
Initial Cost [Abstract]
Land	529,967
Buildings, Improvements and Acquisition Fees	985,046
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	529,967
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	985,046
Gross Amount at Which Carried at Close of Period Total	1,515,013
Accumulated Depreciation	320,135
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Mesquite [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	591,538
Buildings, Improvements and Acquisition Fees	1,099,363
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	591,538
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,099,363
Gross Amount at Which Carried at Close of Period Total	1,690,901
Accumulated Depreciation	357,289
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | N. Richland Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	N. Richland Hills
Location	TX
Initial Cost [Abstract]
Land	509,861
Buildings, Improvements and Acquisition Fees	947,707
Cost Capitalized Subsequent to Acquisition Improvements	(189,562)
Cost Capitalized Subsequent to Acquisition Carrying Costs	95
Gross Amount at Which Carried at Close of Period Land	320,299
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	947,802
Gross Amount at Which Carried at Close of Period Total	1,268,101
Accumulated Depreciation	308,021
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Pasadena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasadena
Location	TX
Initial Cost [Abstract]
Land	107,391
Buildings, Improvements and Acquisition Fees	238,519
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	107,391
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	238,519
Gross Amount at Which Carried at Close of Period Total	345,910
Accumulated Depreciation	208,373
Date Acquired	1/24/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	494,407
Buildings, Improvements and Acquisition Fees	918,976
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	494,407
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	918,976
Gross Amount at Which Carried at Close of Period Total	1,413,383
Accumulated Depreciation	298,663
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Plano1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	187,564
Buildings, Improvements and Acquisition Fees	417,157
Cost Capitalized Subsequent to Acquisition Improvements	700
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	187,564
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	417,857
Gross Amount at Which Carried at Close of Period Total	605,421
Accumulated Depreciation	364,255
Date Acquired	1/18/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Richardson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richardson
Location	TX
Initial Cost [Abstract]
Land	555,188
Buildings, Improvements and Acquisition Fees	1,031,855
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	555,188
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,031,855
Gross Amount at Which Carried at Close of Period Total	1,587,043
Accumulated Depreciation	335,349
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	245,164
Buildings, Improvements and Acquisition Fees	544,518
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,164
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	544,518
Gross Amount at Which Carried at Close of Period Total	789,682
Accumulated Depreciation	473,857
Date Acquired	2/14/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | San Antonio1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	688,249
Buildings, Improvements and Acquisition Fees	1,278,967
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	688,249
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,278,967
Gross Amount at Which Carried at Close of Period Total	1,967,216
Accumulated Depreciation	415,660
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Stafford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stafford
Location	TX
Initial Cost [Abstract]
Land	706,786
Buildings, Improvements and Acquisition Fees	1,313,395
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	706,786
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,313,395
Gross Amount at Which Carried at Close of Period Total	2,020,181
Accumulated Depreciation	426,849
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TX [Member] | Webster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Webster
Location	TX
Initial Cost [Abstract]
Land	600,261
Buildings, Improvements and Acquisition Fees	1,115,563
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	600,261
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,115,563
Gross Amount at Which Carried at Close of Period Total	1,715,824
Accumulated Depreciation	362,554
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Denver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	688,292
Buildings, Improvements and Acquisition Fees	1,331,224
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	688,292
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,331,224
Gross Amount at Which Carried at Close of Period Total	2,019,516
Accumulated Depreciation	479,016
Date of Construction	1/10/2003
Date Acquired	5/30/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	221,691
Buildings, Improvements and Acquisition Fees	492,382
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	221,691
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	492,382
Gross Amount at Which Carried at Close of Period Total	714,073
Accumulated Depreciation	430,151
Date Acquired	1/29/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Arvada [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arvada
Location	CO
Initial Cost [Abstract]
Land	301,489
Buildings, Improvements and Acquisition Fees	931,092
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	301,489
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	931,092
Gross Amount at Which Carried at Close of Period Total	1,232,581
Accumulated Depreciation	414,374
Date of Construction	9/22/2000
Date Acquired	11/18/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Aurora1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	353,283
Buildings, Improvements and Acquisition Fees	1,135,051
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	353,283
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,135,051
Gross Amount at Which Carried at Close of Period Total	1,488,334
Accumulated Depreciation	490,000
Date of Construction	1/3/2001
Date Acquired	3/10/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	280,193
Buildings, Improvements and Acquisition Fees	622,317
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,193
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,317
Gross Amount at Which Carried at Close of Period Total	902,510
Accumulated Depreciation	543,663
Date Acquired	1/23/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Colorado Springs1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	192,988
Buildings, Improvements and Acquisition Fees	433,542
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	192,988
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	433,542
Gross Amount at Which Carried at Close of Period Total	626,530
Accumulated Depreciation	331,276
Date Acquired	5/20/1993
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | CO [Member] | Westminster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westminster
Location	CO
Initial Cost [Abstract]
Land	526,620
Buildings, Improvements and Acquisition Fees	1,099,523
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	526,620
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,099,523
Gross Amount at Which Carried at Close of Period Total	1,626,143
Accumulated Depreciation	474,662
Date of Construction	1/12/2001
Date Acquired	1/18/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Peachtree City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peachtree City
Location	GA
Initial Cost [Abstract]
Land	625,316
Buildings, Improvements and Acquisition Fees	1,162,827
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	625,316
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,162,827
Gross Amount at Which Carried at Close of Period Total	1,788,143
Accumulated Depreciation	238,375
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Roswell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roswell
Location	GA
Initial Cost [Abstract]
Land	515,617
Buildings, Improvements and Acquisition Fees	959,138
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	515,617
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	959,138
Gross Amount at Which Carried at Close of Period Total	1,474,755
Accumulated Depreciation	196,619
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Atlanta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Atlanta
Location	GA
Initial Cost [Abstract]
Land	55,840
Buildings, Improvements and Acquisition Fees	258,889
Cost Capitalized Subsequent to Acquisition Improvements	1,750
Cost Capitalized Subsequent to Acquisition Carrying Costs	7,080
Gross Amount at Which Carried at Close of Period Land	55,840
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	267,719
Gross Amount at Which Carried at Close of Period Total	323,559
Accumulated Depreciation	259,010
Date Acquired	11/27/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Duluth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	638,509
Buildings, Improvements and Acquisition Fees	1,186,594
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	638,509
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,186,594
Gross Amount at Which Carried at Close of Period Total	1,825,103
Accumulated Depreciation	385,639
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Kennesaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kennesaw
Location	GA
Initial Cost [Abstract]
Land	519,903
Buildings, Improvements and Acquisition Fees	967,180
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	519,903
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	967,180
Gross Amount at Which Carried at Close of Period Total	1,487,083
Accumulated Depreciation	198,268
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	500,293
Buildings, Improvements and Acquisition Fees	930,657
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,293
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	930,657
Gross Amount at Which Carried at Close of Period Total	1,430,950
Accumulated Depreciation	190,781
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	GA
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,171,988
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,171,988
Gross Amount at Which Carried at Close of Period Total	1,802,232
Accumulated Depreciation	240,253
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Alpharetta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alpharetta
Location	GA
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,171,870
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,370
Gross Amount at Which Carried at Close of Period Total	1,802,614
Accumulated Depreciation	240,504
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Conyers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conyers
Location	GA
Initial Cost [Abstract]
Land	531,935
Buildings, Improvements and Acquisition Fees	1,180,296
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	531,935
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,180,296
Gross Amount at Which Carried at Close of Period Total	1,712,231
Accumulated Depreciation	458,034
Date of Construction	3/28/2002
Date Acquired	11/13/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Conyers1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conyers
Location	GA
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,027
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,027
Gross Amount at Which Carried at Close of Period Total	1,816,138
Accumulated Depreciation	242,106
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Hiram [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hiram
Location	GA
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,017
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,017
Gross Amount at Which Carried at Close of Period Total	1,816,128
Accumulated Depreciation	242,104
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Lawrenceville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawrenceville
Location	GA
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,137
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,637
Gross Amount at Which Carried at Close of Period Total	1,816,748
Accumulated Depreciation	242,404
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | McDonough [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	McDonough
Location	GA
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,032
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,532
Gross Amount at Which Carried at Close of Period Total	1,816,643
Accumulated Depreciation	242,383
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Sandy Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandy Springs
Location	GA
Initial Cost [Abstract]
Land	586,211
Buildings, Improvements and Acquisition Fees	1,090,241
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	586,211
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,090,241
Gross Amount at Which Carried at Close of Period Total	1,676,452
Accumulated Depreciation	223,495
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | GA [Member] | Stockbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stockbridge
Location	GA
Initial Cost [Abstract]
Land	632,128
Buildings, Improvements and Acquisition Fees	1,175,478
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	632,128
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,175,978
Gross Amount at Which Carried at Close of Period Total	1,808,106
Accumulated Depreciation	241,244
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MN [Member] | Eagan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eagan
Location	MN
Initial Cost [Abstract]
Land	902,443
Buildings, Improvements and Acquisition Fees	845,536
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	902,443
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	845,536
Gross Amount at Which Carried at Close of Period Total	1,747,979
Accumulated Depreciation	452,387
Date of Construction	6/19/1998
Date Acquired	2/20/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NC [Member] | Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Matthews
Location	NC
Initial Cost [Abstract]
Land	489,063
Buildings, Improvements and Acquisition Fees	909,052
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	489,063
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	909,052
Gross Amount at Which Carried at Close of Period Total	1,398,115
Accumulated Depreciation	295,438
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NC [Member] | Charlotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	508,100
Buildings, Improvements and Acquisition Fees	457,295
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	508,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	457,295
Gross Amount at Which Carried at Close of Period Total	965,395
Accumulated Depreciation	157,767
Date Acquired	5/27/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NC [Member] | Charlotte1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	181,662
Buildings, Improvements and Acquisition Fees	338,164
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,662
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,164
Gross Amount at Which Carried at Close of Period Total	519,826
Accumulated Depreciation	109,899
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NC [Member] | Clemmons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clemmons
Location	NC
Initial Cost [Abstract]
Land	630,000
Buildings, Improvements and Acquisition Fees	1,100,160
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,100,160
Gross Amount at Which Carried at Close of Period Total	1,730,160
Accumulated Depreciation	181,526
Date Acquired	11/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NC [Member] | Jamestown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jamestown
Location	NC
Initial Cost [Abstract]
Land	650,000
Buildings, Improvements and Acquisition Fees	857,823
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	650,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	857,823
Gross Amount at Which Carried at Close of Period Total	1,507,823
Accumulated Depreciation	141,541
Date Acquired	11/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TN [Member] | Hermitage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hermitage
Location	TN
Initial Cost [Abstract]
Land	560,443
Buildings, Improvements and Acquisition Fees	1,011,799
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,443
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,011,799
Gross Amount at Which Carried at Close of Period Total	1,572,242
Accumulated Depreciation	380,907
Date of Construction	10/15/2001
Date Acquired	5/9/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | TN [Member] | Goodlettsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goodlettsville
Location	TN
Initial Cost [Abstract]
Land	601,306
Buildings, Improvements and Acquisition Fees	1,117,504
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	601,306
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,117,504
Gross Amount at Which Carried at Close of Period Total	1,718,810
Accumulated Depreciation	363,185
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | UT [Member] | Bountiful [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bountiful
Location	UT
Initial Cost [Abstract]
Land	183,750
Buildings, Improvements and Acquisition Fees	408,115
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	111
Gross Amount at Which Carried at Close of Period Land	183,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,226
Gross Amount at Which Carried at Close of Period Total	591,976
Accumulated Depreciation	356,591
Date Acquired	1/30/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Montgomery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	544,181
Buildings, Improvements and Acquisition Fees	654,046
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	544,181
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,546
Gross Amount at Which Carried at Close of Period Total	1,198,727
Accumulated Depreciation	93,574
Date Acquired	1/24/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,532
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,532
Gross Amount at Which Carried at Close of Period Total	1,816,643
Accumulated Depreciation	242,210
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Athens [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Athens
Location	AL
Initial Cost [Abstract]
Land	760,031
Buildings, Improvements and Acquisition Fees	1,413,494
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	760,031
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,413,494
Gross Amount at Which Carried at Close of Period Total	2,173,525
Accumulated Depreciation	289,762
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Auburn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Auburn
Location	AL
Initial Cost [Abstract]
Land	660,210
Buildings, Improvements and Acquisition Fees	1,228,112
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	660,210
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,228,612
Gross Amount at Which Carried at Close of Period Total	1,888,822
Accumulated Depreciation	252,034
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Birmingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Birmingham
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,180,909
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,409
Gross Amount at Which Carried at Close of Period Total	1,816,520
Accumulated Depreciation	242,357
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Daphne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Daphne
Location	AL
Initial Cost [Abstract]
Land	876,139
Buildings, Improvements and Acquisition Fees	1,629,123
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	876,139
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,629,623
Gross Amount at Which Carried at Close of Period Total	2,505,762
Accumulated Depreciation	334,241
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Decatur [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Decatur
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,499
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,999
Gross Amount at Which Carried at Close of Period Total	1,817,110
Accumulated Depreciation	242,478
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Dothan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dothan
Location	AL
Initial Cost [Abstract]
Land	455,651
Buildings, Improvements and Acquisition Fees	565,343
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,651
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	565,343
Gross Amount at Which Carried at Close of Period Total	1,020,994
Accumulated Depreciation	71,227
Date of Construction	10/17/2008
Date Acquired	6/10/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Foley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Foley
Location	AL
Initial Cost [Abstract]
Land	870,031
Buildings, Improvements and Acquisition Fees	1,617,357
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	870,031
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,617,857
Gross Amount at Which Carried at Close of Period Total	2,487,888
Accumulated Depreciation	331,829
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Gardendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gardendale
Location	AL
Initial Cost [Abstract]
Land	610,055
Buildings, Improvements and Acquisition Fees	1,134,554
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	610,055
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,135,054
Gross Amount at Which Carried at Close of Period Total	1,745,109
Accumulated Depreciation	232,295
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Hoover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hoover
Location	AL
Initial Cost [Abstract]
Land	504,396
Buildings, Improvements and Acquisition Fees	938,299
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	504,396
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	938,299
Gross Amount at Which Carried at Close of Period Total	1,442,695
Accumulated Depreciation	192,347
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Hoover1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hoover
Location	AL
Initial Cost [Abstract]
Land	620,270
Buildings, Improvements and Acquisition Fees	1,153,493
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,270
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,153,493
Gross Amount at Which Carried at Close of Period Total	1,773,763
Accumulated Depreciation	236,462
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huntsville
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,499
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,499
Gross Amount at Which Carried at Close of Period Total	1,816,610
Accumulated Depreciation	242,203
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Huntsville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huntsville
Location	AL
Initial Cost [Abstract]
Land	499,843
Buildings, Improvements and Acquisition Fees	929,863
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	499,843
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	930,363
Gross Amount at Which Carried at Close of Period Total	1,430,206
Accumulated Depreciation	190,893
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Mobile [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mobile
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,181,499
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,181,499
Gross Amount at Which Carried at Close of Period Total	1,816,610
Accumulated Depreciation	242,203
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Mobile1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mobile
Location	AL
Initial Cost [Abstract]
Land	525,750
Buildings, Improvements and Acquisition Fees	977,810
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	525,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	977,810
Gross Amount at Which Carried at Close of Period Total	1,503,560
Accumulated Depreciation	200,447
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Orange Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orange Beach
Location	AL
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,172,036
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,536
Gross Amount at Which Carried at Close of Period Total	1,802,780
Accumulated Depreciation	240,538
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Pelham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pelham
Location	AL
Initial Cost [Abstract]
Land	635,111
Buildings, Improvements and Acquisition Fees	1,180,909
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,180,909
Gross Amount at Which Carried at Close of Period Total	1,816,020
Accumulated Depreciation	242,083
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | AL [Member] | Phenix City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phenix City
Location	AL
Initial Cost [Abstract]
Land	630,244
Buildings, Improvements and Acquisition Fees	1,172,024
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	500
Gross Amount at Which Carried at Close of Period Land	630,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,524
Gross Amount at Which Carried at Close of Period Total	1,802,768
Accumulated Depreciation	240,536
Date Acquired	11/22/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	IL
Initial Cost [Abstract]
Land	513,204
Buildings, Improvements and Acquisition Fees	953,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	513,204
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	953,885
Gross Amount at Which Carried at Close of Period Total	1,467,089
Accumulated Depreciation	310,009
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Joliet [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Joliet
Location	IL
Initial Cost [Abstract]
Land	452,267
Buildings, Improvements and Acquisition Fees	840,716
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	452,267
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	840,716
Gross Amount at Which Carried at Close of Period Total	1,292,983
Accumulated Depreciation	273,229
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Lombard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lombard
Location	IL
Initial Cost [Abstract]
Land	428,170
Buildings, Improvements and Acquisition Fees	795,965
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,000
Gross Amount at Which Carried at Close of Period Land	428,170
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	797,965
Gross Amount at Which Carried at Close of Period Total	1,226,135
Accumulated Depreciation	259,416
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Niles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Niles
Location	IL
Initial Cost [Abstract]
Land	366,969
Buildings, Improvements and Acquisition Fees	682,306
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	366,969
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	682,306
Gross Amount at Which Carried at Close of Period Total	1,049,275
Accumulated Depreciation	221,745
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Orland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orland Park
Location	IL
Initial Cost [Abstract]
Land	663,087
Buildings, Improvements and Acquisition Fees	1,232,240
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	663,087
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,232,240
Gross Amount at Which Carried at Close of Period Total	1,895,327
Accumulated Depreciation	400,474
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | Vernon Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vernon Hills
Location	IL
Initial Cost [Abstract]
Land	524,948
Buildings, Improvements and Acquisition Fees	975,668
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	524,948
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	975,668
Gross Amount at Which Carried at Close of Period Total	1,500,616
Accumulated Depreciation	317,088
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | IL [Member] | West Dundee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Dundee
Location	IL
Initial Cost [Abstract]
Land	530,835
Buildings, Improvements and Acquisition Fees	986,628
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	530,835
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	986,628
Gross Amount at Which Carried at Close of Period Total	1,517,463
Accumulated Depreciation	320,650
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | KS [Member] | Overland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Overland Park
Location	KS
Initial Cost [Abstract]
Land	1,101,841
Buildings, Improvements and Acquisition Fees	2,047,067
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,101,841
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,047,067
Gross Amount at Which Carried at Close of Period Total	3,148,908
Accumulated Depreciation	665,293
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	253,128
Buildings, Improvements and Acquisition Fees	810,922
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	253,128
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	810,922
Gross Amount at Which Carried at Close of Period Total	1,064,050
Accumulated Depreciation	398,752
Date of Construction	7/22/1999
Date Acquired	3/4/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OH [Member] | Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canton
Location	OH
Initial Cost [Abstract]
Land	337,161
Buildings, Improvements and Acquisition Fees	626,948
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,161
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	626,948
Gross Amount at Which Carried at Close of Period Total	964,109
Accumulated Depreciation	203,754
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OH [Member] | Akron [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	242,133
Buildings, Improvements and Acquisition Fees	450,467
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,133
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	450,467
Gross Amount at Which Carried at Close of Period Total	692,600
Accumulated Depreciation	146,398
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OH [Member] | Cleveland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	OH
Initial Cost [Abstract]
Land	582,107
Buildings, Improvements and Acquisition Fees	1,081,848
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	582,107
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,081,848
Gross Amount at Which Carried at Close of Period Total	1,663,955
Accumulated Depreciation	351,597
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OH [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	385,878
Buildings, Improvements and Acquisition Fees	717,422
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	385,878
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	717,422
Gross Amount at Which Carried at Close of Period Total	1,103,300
Accumulated Depreciation	233,158
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OH [Member] | Cambridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cambridge
Location	OH
Initial Cost [Abstract]
Land	103,368
Buildings, Improvements and Acquisition Fees	192,760
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	103,368
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	192,760
Gross Amount at Which Carried at Close of Period Total	296,128
Accumulated Depreciation	62,643
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Lancaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	PA
Initial Cost [Abstract]
Land	431,050
Buildings, Improvements and Acquisition Fees	801,313
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	431,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	801,313
Gross Amount at Which Carried at Close of Period Total	1,232,363
Accumulated Depreciation	260,423
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Monroeville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monroeville
Location	PA
Initial Cost [Abstract]
Land	723,660
Buildings, Improvements and Acquisition Fees	1,344,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	723,660
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,344,733
Gross Amount at Which Carried at Close of Period Total	2,068,393
Accumulated Depreciation	437,034
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	334,939
Buildings, Improvements and Acquisition Fees	622,821
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,939
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,821
Gross Amount at Which Carried at Close of Period Total	957,760
Accumulated Depreciation	202,413
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Pittsburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	384,756
Buildings, Improvements and Acquisition Fees	715,339
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	384,756
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	715,339
Gross Amount at Which Carried at Close of Period Total	1,100,095
Accumulated Depreciation	232,481
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | York [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	York
Location	PA
Initial Cost [Abstract]
Land	389,291
Buildings, Improvements and Acquisition Fees	723,760
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	389,291
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	723,760
Gross Amount at Which Carried at Close of Period Total	1,113,051
Accumulated Depreciation	235,218
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Greensburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greensburg
Location	PA
Initial Cost [Abstract]
Land	594,891
Buildings, Improvements and Acquisition Fees	1,105,589
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	594,891
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,105,589
Gross Amount at Which Carried at Close of Period Total	1,700,480
Accumulated Depreciation	359,312
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | PA [Member] | Mechanicsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mechanicsburg
Location	PA
Initial Cost [Abstract]
Land	455,854
Buildings, Improvements and Acquisition Fees	847,377
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,854
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	847,377
Gross Amount at Which Carried at Close of Period Total	1,303,231
Accumulated Depreciation	275,393
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | WA [Member] | Tacoma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tacoma
Location	WA
Initial Cost [Abstract]
Land	187,111
Buildings, Improvements and Acquisition Fees	415,579
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	187,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	415,579
Gross Amount at Which Carried at Close of Period Total	602,690
Accumulated Depreciation	363,054
Date Acquired	1/25/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | KY [Member] | Winchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winchester
Location	KY
Initial Cost [Abstract]
Land	355,474
Buildings, Improvements and Acquisition Fees	929,177
Cost Capitalized Subsequent to Acquisition Improvements	20,045
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,651
Gross Amount at Which Carried at Close of Period Land	355,474
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	971,873
Gross Amount at Which Carried at Close of Period Total	1,327,347
Accumulated Depreciation	505,544
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MA [Member] | Allston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Allston
Location	MA
Initial Cost [Abstract]
Land	576,505
Buildings, Improvements and Acquisition Fees	1,071,520
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	576,505
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,520
Gross Amount at Which Carried at Close of Period Total	1,648,025
Accumulated Depreciation	348,239
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MA [Member] | Shrewsbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shrewsbury
Location	MA
Initial Cost [Abstract]
Land	721,065
Buildings, Improvements and Acquisition Fees	1,339,913
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	721,065
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,339,913
Gross Amount at Which Carried at Close of Period Total	2,060,978
Accumulated Depreciation	435,468
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MA [Member] | Waltham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waltham
Location	MA
Initial Cost [Abstract]
Land	338,955
Buildings, Improvements and Acquisition Fees	630,279
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	338,955
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	630,279
Gross Amount at Which Carried at Close of Period Total	969,234
Accumulated Depreciation	204,837
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MA [Member] | Weymouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Weymouth
Location	MA
Initial Cost [Abstract]
Land	752,234
Buildings, Improvements and Acquisition Fees	1,397,799
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	752,234
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,397,799
Gross Amount at Which Carried at Close of Period Total	2,150,033
Accumulated Depreciation	454,280
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MA [Member] | Woburn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woburn
Location	MA
Initial Cost [Abstract]
Land	676,968
Buildings, Improvements and Acquisition Fees	1,258,018
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	676,968
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,258,018
Gross Amount at Which Carried at Close of Period Total	1,934,986
Accumulated Depreciation	408,852
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MD [Member] | Capital Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Capital Heights
Location	MD
Initial Cost [Abstract]
Land	701,705
Buildings, Improvements and Acquisition Fees	1,303,958
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	701,705
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,303,958
Gross Amount at Which Carried at Close of Period Total	2,005,663
Accumulated Depreciation	423,782
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MD [Member] | Annapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Annapolis
Location	MD
Initial Cost [Abstract]
Land	780,806
Buildings, Improvements and Acquisition Fees	1,450,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	780,806
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,450,860
Gross Amount at Which Carried at Close of Period Total	2,231,666
Accumulated Depreciation	471,525
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MD [Member] | Bowie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bowie
Location	MD
Initial Cost [Abstract]
Land	734,558
Buildings, Improvements and Acquisition Fees	1,364,970
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	734,558
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,364,970
Gross Amount at Which Carried at Close of Period Total	2,099,528
Accumulated Depreciation	443,611
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MD [Member] | Germantown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Germantown
Location	MD
Initial Cost [Abstract]
Land	808,296
Buildings, Improvements and Acquisition Fees	1,501,913
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	808,296
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,501,913
Gross Amount at Which Carried at Close of Period Total	2,310,209
Accumulated Depreciation	488,118
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MD [Member] | Waldorf [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waldorf
Location	MD
Initial Cost [Abstract]
Land	427,033
Buildings, Improvements and Acquisition Fees	793,854
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	427,033
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	793,854
Gross Amount at Which Carried at Close of Period Total	1,220,887
Accumulated Depreciation	257,998
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MO [Member] | Independence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Independence
Location	MO
Initial Cost [Abstract]
Land	721,020
Buildings, Improvements and Acquisition Fees	1,339,829
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	721,020
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,339,829
Gross Amount at Which Carried at Close of Period Total	2,060,849
Accumulated Depreciation	435,440
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MO [Member] | Ferguson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ferguson
Location	MO
Initial Cost [Abstract]
Land	386,112
Buildings, Improvements and Acquisition Fees	717,856
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	386,112
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	717,856
Gross Amount at Which Carried at Close of Period Total	1,103,968
Accumulated Depreciation	233,299
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | MO [Member] | Grandview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grandview
Location	MO
Initial Cost [Abstract]
Land	347,150
Buildings, Improvements and Acquisition Fees	711,024
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	347,150
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	711,024
Gross Amount at Which Carried at Close of Period Total	1,058,174
Accumulated Depreciation	378,061
Date of Construction	8/20/1998
Date Acquired	2/20/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NJ [Member] | Deptford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Deptford
Location	NJ
Initial Cost [Abstract]
Land	619,376
Buildings, Improvements and Acquisition Fees	1,151,062
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	619,376
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,151,062
Gross Amount at Which Carried at Close of Period Total	1,770,438
Accumulated Depreciation	374,091
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NJ [Member] | Maple Shade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maple Shade
Location	NJ
Initial Cost [Abstract]
Land	508,285
Buildings, Improvements and Acquisition Fees	944,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	508,285
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	944,750
Gross Amount at Which Carried at Close of Period Total	1,453,035
Accumulated Depreciation	307,040
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OK [Member] | Oklahoma City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	509,370
Buildings, Improvements and Acquisition Fees	752,691
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	509,370
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	752,691
Gross Amount at Which Carried at Close of Period Total	1,262,061
Accumulated Depreciation	377,771
Date of Construction	4/14/1999
Date Acquired	9/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | OK [Member] | Oklahoma City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	404,815
Buildings, Improvements and Acquisition Fees	771,625
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	404,815
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	771,625
Gross Amount at Which Carried at Close of Period Total	1,176,440
Accumulated Depreciation	387,254
Date of Construction	4/9/1999
Date Acquired	10/16/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	343,785
Buildings, Improvements and Acquisition Fees	295,001
Cost Capitalized Subsequent to Acquisition Improvements	183,130
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	343,785
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	478,131
Gross Amount at Which Carried at Close of Period Total	821,916
Accumulated Depreciation	308,846
Date of Construction	5/27/1997
Date Acquired	2/7/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | SD [Member] | Sioux Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sioux Falls
Location	SD
Initial Cost [Abstract]
Land	332,979
Buildings, Improvements and Acquisition Fees	498,108
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	332,979
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	498,108
Gross Amount at Which Carried at Close of Period Total	831,087
Accumulated Depreciation	266,502
Date of Construction	6/1/1999
Date Acquired	2/27/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	VA
Initial Cost [Abstract]
Land	542,791
Buildings, Improvements and Acquisition Fees	1,008,832
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	542,791
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,008,832
Gross Amount at Which Carried at Close of Period Total	1,551,623
Accumulated Depreciation	327,866
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Alexandria1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	VA
Initial Cost [Abstract]
Land	592,698
Buildings, Improvements and Acquisition Fees	1,101,517
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	592,698
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,101,517
Gross Amount at Which Carried at Close of Period Total	1,694,215
Accumulated Depreciation	357,989
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Chesapeake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chesapeake
Location	VA
Initial Cost [Abstract]
Land	770,000
Buildings, Improvements and Acquisition Fees	1,112,334
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	770,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,112,334
Gross Amount at Which Carried at Close of Period Total	1,882,334
Accumulated Depreciation	183,535
Date Acquired	11/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Lynchburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lynchburg
Location	VA
Initial Cost [Abstract]
Land	342,751
Buildings, Improvements and Acquisition Fees	637,329
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	342,751
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	637,329
Gross Amount at Which Carried at Close of Period Total	980,080
Accumulated Depreciation	207,128
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Virginia Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Virginia Beach
Location	VA
Initial Cost [Abstract]
Land	780,000
Buildings, Improvements and Acquisition Fees	1,026,384
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	780,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,026,384
Gross Amount at Which Carried at Close of Period Total	1,806,384
Accumulated Depreciation	169,353
Date Acquired	11/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | VA [Member] | Woodbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodbridge
Location	VA
Initial Cost [Abstract]
Land	774,854
Buildings, Improvements and Acquisition Fees	1,439,806
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	774,854
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,439,806
Gross Amount at Which Carried at Close of Period Total	2,214,660
Accumulated Depreciation	467,933
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | WI [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	WI
Initial Cost [Abstract]
Land	452,630
Buildings, Improvements and Acquisition Fees	811,977
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	452,630
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	811,977
Gross Amount at Which Carried at Close of Period Total	1,264,607
Accumulated Depreciation	429,051
Date of Construction	10/20/1998
Date Acquired	4/7/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | WI [Member] | Brown Deer [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brown Deer
Location	WI
Initial Cost [Abstract]
Land	257,408
Buildings, Improvements and Acquisition Fees	802,141
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	257,408
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	802,141
Gross Amount at Which Carried at Close of Period Total	1,059,549
Accumulated Depreciation	418,513
Date of Construction	12/15/1998
Date Acquired	7/16/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | WI [Member] | Delafield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Delafield
Location	WI
Initial Cost [Abstract]
Land	324,574
Buildings, Improvements and Acquisition Fees	772,702
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	324,574
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	772,702
Gross Amount at Which Carried at Close of Period Total	1,097,276
Accumulated Depreciation	379,257
Date of Construction	7/29/1999
Date Acquired	2/26/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | WI [Member] | Oak Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oak Creek
Location	WI
Initial Cost [Abstract]
Land	420,465
Buildings, Improvements and Acquisition Fees	852,408
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	420,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	852,408
Gross Amount at Which Carried at Close of Period Total	1,272,873
Accumulated Depreciation	450,415
Date of Construction	8/7/1998
Date Acquired	3/20/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NH [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	NH
Initial Cost [Abstract]
Land	722,532
Buildings, Improvements and Acquisition Fees	1,342,636
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	722,532
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,342,636
Gross Amount at Which Carried at Close of Period Total	2,065,168
Accumulated Depreciation	436,353
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NH [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	NH
Initial Cost [Abstract]
Land	597,833
Buildings, Improvements and Acquisition Fees	1,111,059
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	597,833
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,111,059
Gross Amount at Which Carried at Close of Period Total	1,708,892
Accumulated Depreciation	361,090
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Automotive Tire Services [Member] | NH [Member] | Newington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newington
Location	NH
Initial Cost [Abstract]
Land	690,753
Buildings, Improvements and Acquisition Fees	1,283,624
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	690,753
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,283,624
Gross Amount at Which Carried at Close of Period Total	1,974,377
Accumulated Depreciation	417,174
Date Acquired	11/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Aviation [Member] | TX [Member] | Dallas Fort Worth Airport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas Fort Worth Airport
Location	TX
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	37,503,886
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	37,503,886
Gross Amount at Which Carried at Close of Period Total	37,503,886
Accumulated Depreciation	809,251
Date Acquired	6/20/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	12,677,285
Buildings, Improvements and Acquisition Fees	2,750,715
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	12,677,285
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,750,715
Gross Amount at Which Carried at Close of Period Total	15,428,000
Accumulated Depreciation	173,313
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	5,445,030
Buildings, Improvements and Acquisition Fees	21,154,970
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,445,030
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	21,154,970
Gross Amount at Which Carried at Close of Period Total	26,600,000
Accumulated Depreciation	1,304,556
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	6,039,131
Buildings, Improvements and Acquisition Fees	1,576,869
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	6,039,131
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,576,869
Gross Amount at Which Carried at Close of Period Total	7,616,000
Accumulated Depreciation	97,240
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	4,988,527
Buildings, Improvements and Acquisition Fees	1,999,473
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,988,527
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,999,473
Gross Amount at Which Carried at Close of Period Total	6,988,000
Accumulated Depreciation	123,989
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	8,146,907
Buildings, Improvements and Acquisition Fees	2,067,093
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	8,146,907
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,067,093
Gross Amount at Which Carried at Close of Period Total	10,214,000
Accumulated Depreciation	127,471
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	12,675,172
Buildings, Improvements and Acquisition Fees	4,907,828
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	12,675,172
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,907,828
Gross Amount at Which Carried at Close of Period Total	17,583,000
Accumulated Depreciation	303,305
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	45,184,528
Buildings, Improvements and Acquisition Fees	10,437,472
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	45,184,528
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,437,472
Gross Amount at Which Carried at Close of Period Total	55,622,000
Accumulated Depreciation	645,364
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Calistoga7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calistoga
Location	CA
Initial Cost [Abstract]
Land	10,630,191
Buildings, Improvements and Acquisition Fees	5,580,929
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	10,630,191
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,580,929
Gross Amount at Which Carried at Close of Period Total	16,211,120
Accumulated Depreciation	232,804
Date Acquired	12/15/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	6,000,000
Buildings, Improvements and Acquisition Fees	25,000,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	6,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	25,000,000
Gross Amount at Which Carried at Close of Period Total	31,000,000
Accumulated Depreciation	1,541,667
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	11,253,989
Buildings, Improvements and Acquisition Fees	2,846,011
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	11,253,989
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,846,011
Gross Amount at Which Carried at Close of Period Total	14,100,000
Accumulated Depreciation	176,880
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	17,590,091
Buildings, Improvements and Acquisition Fees	5,898,149
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	17,590,091
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,898,149
Gross Amount at Which Carried at Close of Period Total	23,488,240
Accumulated Depreciation	379,248
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	10,777,485
Buildings, Improvements and Acquisition Fees	390,515
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	10,777,485
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,515
Gross Amount at Which Carried at Close of Period Total	11,168,000
Accumulated Depreciation	21,582
Date Acquired	9/17/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	4,675,262
Buildings, Improvements and Acquisition Fees	298,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,675,262
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	298,928
Gross Amount at Which Carried at Close of Period Total	4,974,190
Accumulated Depreciation	12,455
Date Acquired	12/15/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Napa5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Napa
Location	CA
Initial Cost [Abstract]
Land	6,860,862
Buildings, Improvements and Acquisition Fees	524,117
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	6,860,862
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	524,117
Gross Amount at Which Carried at Close of Period Total	7,384,979
Accumulated Depreciation	874
Date Acquired	12/15/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | Paicines [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Paicines
Location	CA
Initial Cost [Abstract]
Land	12,058,127
Buildings, Improvements and Acquisition Fees	1,607,783
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	12,058,127
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,607,783
Gross Amount at Which Carried at Close of Period Total	13,665,910
Accumulated Depreciation	87,143
Date Acquired	12/15/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | St. Helena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Helena
Location	CA
Initial Cost [Abstract]
Land	15,254,700
Buildings, Improvements and Acquisition Fees	4,150,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	15,254,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,150,300
Gross Amount at Which Carried at Close of Period Total	19,405,000
Accumulated Depreciation	260,613
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | CA [Member] | St. Helena1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Helena
Location	CA
Initial Cost [Abstract]
Land	23,471,336
Buildings, Improvements and Acquisition Fees	6,589,664
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	23,471,336
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,589,664
Gross Amount at Which Carried at Close of Period Total	30,061,000
Accumulated Depreciation	408,820
Date Acquired	6/25/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Beverages [Member] | LA [Member] | Shreveport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	1,320,003
Buildings, Improvements and Acquisition Fees	8,130,438
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	147
Gross Amount at Which Carried at Close of Period Land	1,320,003
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,130,585
Gross Amount at Which Carried at Close of Period Total	9,450,588
Accumulated Depreciation	230,375
Date Acquired	4/22/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Book Stores [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	998,250
Buildings, Improvements and Acquisition Fees	3,696,707
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	998,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,696,786
Gross Amount at Which Carried at Close of Period Total	4,695,036
Accumulated Depreciation	2,187,176
Date Acquired	3/11/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Business Services [Member] | TX [Member] | Midland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midland
Location	TX
Initial Cost [Abstract]
Land	45,500
Buildings, Improvements and Acquisition Fees	101,058
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	295
Gross Amount at Which Carried at Close of Period Land	45,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	101,353
Gross Amount at Which Carried at Close of Period Total	146,853
Accumulated Depreciation	98,035
Date Acquired	10/27/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	308,951
Buildings, Improvements and Acquisition Fees	1,025,612
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	308,951
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,025,612
Gross Amount at Which Carried at Close of Period Total	1,334,563
Accumulated Depreciation	504,297
Date of Construction	7/26/1999
Date Acquired	1/13/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	318,500
Buildings, Improvements and Acquisition Fees	707,397
Cost Capitalized Subsequent to Acquisition Improvements	32,420
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	739,817
Gross Amount at Which Carried at Close of Period Total	1,058,317
Accumulated Depreciation	658,209
Date Acquired	9/29/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	115,000
Buildings, Improvements and Acquisition Fees	285,172
Cost Capitalized Subsequent to Acquisition Improvements	39,971
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,279
Gross Amount at Which Carried at Close of Period Land	115,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	347,422
Gross Amount at Which Carried at Close of Period Total	462,422
Accumulated Depreciation	321,242
Date Acquired	2/8/1984
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	304,500
Buildings, Improvements and Acquisition Fees	676,303
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	61
Gross Amount at Which Carried at Close of Period Land	304,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	676,364
Gross Amount at Which Carried at Close of Period Total	980,864
Accumulated Depreciation	628,003
Date Acquired	9/28/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Tucson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	283,500
Buildings, Improvements and Acquisition Fees	546,878
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	254
Gross Amount at Which Carried at Close of Period Land	283,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	547,132
Gross Amount at Which Carried at Close of Period Total	830,632
Accumulated Depreciation	507,930
Date Acquired	9/29/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Avondale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Avondale
Location	AZ
Initial Cost [Abstract]
Land	242,723
Buildings, Improvements and Acquisition Fees	1,129,139
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,723
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,129,139
Gross Amount at Which Carried at Close of Period Total	1,371,862
Accumulated Depreciation	566,538
Date of Construction	4/20/1999
Date Acquired	7/28/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Chandler [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chandler
Location	AZ
Initial Cost [Abstract]
Land	271,695
Buildings, Improvements and Acquisition Fees	603,446
Cost Capitalized Subsequent to Acquisition Improvements	9,758
Cost Capitalized Subsequent to Acquisition Carrying Costs	39
Gross Amount at Which Carried at Close of Period Land	271,695
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	613,243
Gross Amount at Which Carried at Close of Period Total	884,938
Accumulated Depreciation	579,687
Date Acquired	12/14/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Chandler1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chandler
Location	AZ
Initial Cost [Abstract]
Land	291,720
Buildings, Improvements and Acquisition Fees	647,923
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	171
Gross Amount at Which Carried at Close of Period Land	291,720
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	648,094
Gross Amount at Which Carried at Close of Period Total	939,814
Accumulated Depreciation	622,289
Date Acquired	12/11/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Phoenix2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	260,719
Buildings, Improvements and Acquisition Fees	516,181
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	32,234
Gross Amount at Which Carried at Close of Period Land	260,719
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	548,415
Gross Amount at Which Carried at Close of Period Total	809,134
Accumulated Depreciation	441,575
Date Acquired	12/26/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Scottsdale
Location	AZ
Initial Cost [Abstract]
Land	291,993
Buildings, Improvements and Acquisition Fees	648,529
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	171
Gross Amount at Which Carried at Close of Period Land	291,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	648,700
Gross Amount at Which Carried at Close of Period Total	940,693
Accumulated Depreciation	622,875
Date Acquired	12/14/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Scottsdale1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Scottsdale
Location	AZ
Initial Cost [Abstract]
Land	264,504
Buildings, Improvements and Acquisition Fees	587,471
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	27,466
Gross Amount at Which Carried at Close of Period Land	264,504
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	614,937
Gross Amount at Which Carried at Close of Period Total	879,441
Accumulated Depreciation	506,679
Date Acquired	6/29/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AZ [Member] | Tempe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tempe
Location	AZ
Initial Cost [Abstract]
Land	292,200
Buildings, Improvements and Acquisition Fees	648,989
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,613
Gross Amount at Which Carried at Close of Period Land	292,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	665,602
Gross Amount at Which Carried at Close of Period Total	957,802
Accumulated Depreciation	622,716
Date Acquired	3/10/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Sacramento [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	290,734
Buildings, Improvements and Acquisition Fees	645,732
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	127
Gross Amount at Which Carried at Close of Period Land	290,734
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	645,859
Gross Amount at Which Carried at Close of Period Total	936,593
Accumulated Depreciation	624,816
Date Acquired	10/5/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Chula Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chula Vista
Location	CA
Initial Cost [Abstract]
Land	350,563
Buildings, Improvements and Acquisition Fees	778,614
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	43,353
Gross Amount at Which Carried at Close of Period Land	350,563
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	821,967
Gross Amount at Which Carried at Close of Period Total	1,172,530
Accumulated Depreciation	762,595
Date Acquired	10/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Folsom [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Folsom
Location	CA
Initial Cost [Abstract]
Land	281,563
Buildings, Improvements and Acquisition Fees	625,363
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	46
Gross Amount at Which Carried at Close of Period Land	281,563
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	625,409
Gross Amount at Which Carried at Close of Period Total	906,972
Accumulated Depreciation	605,068
Date Acquired	10/23/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Simi Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Simi Valley
Location	CA
Initial Cost [Abstract]
Land	208,585
Buildings, Improvements and Acquisition Fees	967,055
Cost Capitalized Subsequent to Acquisition Improvements	22,800
Cost Capitalized Subsequent to Acquisition Carrying Costs	31
Gross Amount at Which Carried at Close of Period Land	208,585
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	989,886
Gross Amount at Which Carried at Close of Period Total	1,198,471
Accumulated Depreciation	985,258
Date Acquired	12/20/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Calabasas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calabasas
Location	CA
Initial Cost [Abstract]
Land	156,430
Buildings, Improvements and Acquisition Fees	725,248
Cost Capitalized Subsequent to Acquisition Improvements	100,838
Cost Capitalized Subsequent to Acquisition Carrying Costs	58,741
Gross Amount at Which Carried at Close of Period Land	156,430
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	884,827
Gross Amount at Which Carried at Close of Period Total	1,041,257
Accumulated Depreciation	780,338
Date Acquired	9/26/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Carmichael [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carmichael
Location	CA
Initial Cost [Abstract]
Land	131,035
Buildings, Improvements and Acquisition Fees	607,507
Cost Capitalized Subsequent to Acquisition Improvements	43,568
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	131,035
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,075
Gross Amount at Which Carried at Close of Period Total	782,110
Accumulated Depreciation	609,648
Date Acquired	8/22/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Chino [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chino
Location	CA
Initial Cost [Abstract]
Land	155,000
Buildings, Improvements and Acquisition Fees	634,071
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	22
Gross Amount at Which Carried at Close of Period Land	155,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	634,093
Gross Amount at Which Carried at Close of Period Total	789,093
Accumulated Depreciation	634,082
Date Acquired	10/6/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | CA [Member] | El Cajon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Cajon
Location	CA
Initial Cost [Abstract]
Land	157,804
Buildings, Improvements and Acquisition Fees	731,621
Cost Capitalized Subsequent to Acquisition Improvements	2,540
Cost Capitalized Subsequent to Acquisition Carrying Costs	44,802
Gross Amount at Which Carried at Close of Period Land	157,804
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	778,963
Gross Amount at Which Carried at Close of Period Total	936,767
Accumulated Depreciation	732,418
Date Acquired	12/19/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Escondido [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Escondido
Location	CA
Initial Cost [Abstract]
Land	276,286
Buildings, Improvements and Acquisition Fees	613,638
Cost Capitalized Subsequent to Acquisition Improvements	5,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	44,389
Gross Amount at Which Carried at Close of Period Land	276,286
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	663,027
Gross Amount at Which Carried at Close of Period Total	939,313
Accumulated Depreciation	608,130
Date Acquired	12/31/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Mission Viejo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mission Viejo
Location	CA
Initial Cost [Abstract]
Land	353,891
Buildings, Improvements and Acquisition Fees	744,367
Cost Capitalized Subsequent to Acquisition Improvements	12,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	353,891
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	756,867
Gross Amount at Which Carried at Close of Period Total	1,110,758
Accumulated Depreciation	583,892
Date Acquired	6/24/1993
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Oceanside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oceanside
Location	CA
Initial Cost [Abstract]
Land	145,568
Buildings, Improvements and Acquisition Fees	674,889
Cost Capitalized Subsequent to Acquisition Improvements	17,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,568
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	691,889
Gross Amount at Which Carried at Close of Period Total	837,457
Accumulated Depreciation	681,999
Date Acquired	12/23/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Palmdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palmdale
Location	CA
Initial Cost [Abstract]
Land	249,490
Buildings, Improvements and Acquisition Fees	554,125
Cost Capitalized Subsequent to Acquisition Improvements	9,864
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	249,490
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	563,989
Gross Amount at Which Carried at Close of Period Total	813,479
Accumulated Depreciation	522,837
Date Acquired	9/14/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Rancho Cordova [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rancho Cordova
Location	CA
Initial Cost [Abstract]
Land	276,328
Buildings, Improvements and Acquisition Fees	613,733
Cost Capitalized Subsequent to Acquisition Improvements	24,967
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	276,328
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	638,700
Gross Amount at Which Carried at Close of Period Total	915,028
Accumulated Depreciation	572,355
Date Acquired	3/22/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Rancho Cucamonga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rancho Cucamonga
Location	CA
Initial Cost [Abstract]
Land	471,733
Buildings, Improvements and Acquisition Fees	1,047,739
Cost Capitalized Subsequent to Acquisition Improvements	49,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	80
Gross Amount at Which Carried at Close of Period Land	471,733
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,096,819
Gross Amount at Which Carried at Close of Period Total	1,568,552
Accumulated Depreciation	1,016,796
Date Acquired	12/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Roseville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	CA
Initial Cost [Abstract]
Land	297,343
Buildings, Improvements and Acquisition Fees	660,411
Cost Capitalized Subsequent to Acquisition Improvements	27,496
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,343
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	687,907
Gross Amount at Which Carried at Close of Period Total	985,250
Accumulated Depreciation	655,805
Date Acquired	10/21/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Santee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Santee
Location	CA
Initial Cost [Abstract]
Land	248,418
Buildings, Improvements and Acquisition Fees	551,748
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	248,418
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	551,748
Gross Amount at Which Carried at Close of Period Total	800,166
Accumulated Depreciation	539,716
Date Acquired	7/23/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Valencia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Valencia
Location	CA
Initial Cost [Abstract]
Land	301,295
Buildings, Improvements and Acquisition Fees	669,185
Cost Capitalized Subsequent to Acquisition Improvements	67,995
Cost Capitalized Subsequent to Acquisition Carrying Costs	46
Gross Amount at Which Carried at Close of Period Land	301,295
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	737,226
Gross Amount at Which Carried at Close of Period Total	1,038,521
Accumulated Depreciation	647,837
Date Acquired	6/23/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CA [Member] | Walnut [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Walnut
Location	CA
Initial Cost [Abstract]
Land	217,365
Buildings, Improvements and Acquisition Fees	1,007,753
Cost Capitalized Subsequent to Acquisition Improvements	1,200
Cost Capitalized Subsequent to Acquisition Carrying Costs	51,164
Gross Amount at Which Carried at Close of Period Land	217,365
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,060,117
Gross Amount at Which Carried at Close of Period Total	1,277,482
Accumulated Depreciation	1,022,917
Date Acquired	8/22/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	184,800
Buildings, Improvements and Acquisition Fees	410,447
Cost Capitalized Subsequent to Acquisition Improvements	22,872
Cost Capitalized Subsequent to Acquisition Carrying Costs	189
Gross Amount at Which Carried at Close of Period Land	184,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	433,508
Gross Amount at Which Carried at Close of Period Total	618,308
Accumulated Depreciation	386,583
Date Acquired	3/30/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Sunrise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sunrise
Location	FL
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	533,280
Cost Capitalized Subsequent to Acquisition Improvements	92,266
Cost Capitalized Subsequent to Acquisition Carrying Costs	28,616
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,162
Gross Amount at Which Carried at Close of Period Total	899,162
Accumulated Depreciation	525,053
Date Acquired	5/25/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	53,385
Buildings, Improvements and Acquisition Fees	199,846
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	53,385
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	200,000
Gross Amount at Which Carried at Close of Period Total	253,385
Accumulated Depreciation	199,862
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | FL [Member] | Niceville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Niceville
Location	FL
Initial Cost [Abstract]
Land	73,696
Buildings, Improvements and Acquisition Fees	341,688
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	420
Gross Amount at Which Carried at Close of Period Land	73,696
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	342,108
Gross Amount at Which Carried at Close of Period Total	415,804
Accumulated Depreciation	341,823
Date Acquired	12/3/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	159,177
Buildings, Improvements and Acquisition Fees	353,538
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	159,177
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	353,692
Gross Amount at Which Carried at Close of Period Total	512,869
Accumulated Depreciation	345,844
Date Acquired	7/2/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Orlando1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	68,001
Buildings, Improvements and Acquisition Fees	313,922
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	189
Gross Amount at Which Carried at Close of Period Land	68,001
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	314,111
Gross Amount at Which Carried at Close of Period Total	382,112
Accumulated Depreciation	314,054
Date Acquired	9/4/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Oviedo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oviedo
Location	FL
Initial Cost [Abstract]
Land	166,409
Buildings, Improvements and Acquisition Fees	369,598
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	166,409
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,752
Gross Amount at Which Carried at Close of Period Total	536,161
Accumulated Depreciation	356,250
Date Acquired	11/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Panama City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Panama City
Location	FL
Initial Cost [Abstract]
Land	69,500
Buildings, Improvements and Acquisition Fees	244,314
Cost Capitalized Subsequent to Acquisition Improvements	78,565
Cost Capitalized Subsequent to Acquisition Carrying Costs	4,560
Gross Amount at Which Carried at Close of Period Land	69,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	327,439
Gross Amount at Which Carried at Close of Period Total	396,939
Accumulated Depreciation	262,364
Date Acquired	6/15/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | FL [Member] | Pensacola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	147,000
Buildings, Improvements and Acquisition Fees	326,492
Cost Capitalized Subsequent to Acquisition Improvements	20,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	240
Gross Amount at Which Carried at Close of Period Land	147,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	346,732
Gross Amount at Which Carried at Close of Period Total	493,732
Accumulated Depreciation	301,294
Date Acquired	3/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Bradenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bradenton
Location	FL
Initial Cost [Abstract]
Land	160,060
Buildings, Improvements and Acquisition Fees	355,501
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	160,060
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	380,580
Gross Amount at Which Carried at Close of Period Total	540,640
Accumulated Depreciation	351,482
Date Acquired	5/5/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Clearwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clearwater
Location	FL
Initial Cost [Abstract]
Land	42,223
Buildings, Improvements and Acquisition Fees	269,380
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	42,223
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,459
Gross Amount at Which Carried at Close of Period Total	311,682
Accumulated Depreciation	269,405
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | FL [Member] | Jacksonville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	48,000
Buildings, Improvements and Acquisition Fees	243,060
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	420
Gross Amount at Which Carried at Close of Period Land	48,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	243,480
Gross Amount at Which Carried at Close of Period Total	291,480
Accumulated Depreciation	243,195
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | FL [Member] | Margate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Margate
Location	FL
Initial Cost [Abstract]
Land	66,686
Buildings, Improvements and Acquisition Fees	309,183
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	240
Gross Amount at Which Carried at Close of Period Land	66,686
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	309,423
Gross Amount at Which Carried at Close of Period Total	376,109
Accumulated Depreciation	309,295
Date Acquired	12/16/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Melbourne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Melbourne
Location	FL
Initial Cost [Abstract]
Land	256,439
Buildings, Improvements and Acquisition Fees	549,345
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	79
Gross Amount at Which Carried at Close of Period Land	256,439
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	549,424
Gross Amount at Which Carried at Close of Period Total	805,863
Accumulated Depreciation	425,251
Date Acquired	4/16/1993
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Orlando2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	190,050
Buildings, Improvements and Acquisition Fees	422,107
Cost Capitalized Subsequent to Acquisition Improvements	5,707
Cost Capitalized Subsequent to Acquisition Carrying Costs	342
Gross Amount at Which Carried at Close of Period Land	190,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,156
Gross Amount at Which Carried at Close of Period Total	618,206
Accumulated Depreciation	387,751
Date Acquired	3/30/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | Royal Palm Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Royal Palm Beach
Location	FL
Initial Cost [Abstract]
Land	194,193
Buildings, Improvements and Acquisition Fees	431,309
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	194,193
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,309
Gross Amount at Which Carried at Close of Period Total	650,502
Accumulated Depreciation	408,182
Date Acquired	11/15/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | FL [Member] | St. Augustine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Augustine
Location	FL
Initial Cost [Abstract]
Land	44,800
Buildings, Improvements and Acquisition Fees	213,040
Cost Capitalized Subsequent to Acquisition Improvements	23,090
Cost Capitalized Subsequent to Acquisition Carrying Costs	189
Gross Amount at Which Carried at Close of Period Land	44,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	236,319
Gross Amount at Which Carried at Close of Period Total	281,119
Accumulated Depreciation	220,463
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | TX [Member] | Carrollton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carrollton
Location	TX
Initial Cost [Abstract]
Land	277,850
Buildings, Improvements and Acquisition Fees	617,113
Cost Capitalized Subsequent to Acquisition Improvements	12,086
Cost Capitalized Subsequent to Acquisition Carrying Costs	18,443
Gross Amount at Which Carried at Close of Period Land	277,850
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	647,642
Gross Amount at Which Carried at Close of Period Total	925,492
Accumulated Depreciation	608,652
Date Acquired	12/11/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	216,160
Buildings, Improvements and Acquisition Fees	427,962
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	149
Gross Amount at Which Carried at Close of Period Land	216,160
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,111
Gross Amount at Which Carried at Close of Period Total	644,271
Accumulated Depreciation	355,360
Date Acquired	2/7/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	294,582
Buildings, Improvements and Acquisition Fees	919,276
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	294,582
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	919,276
Gross Amount at Which Carried at Close of Period Total	1,213,858
Accumulated Depreciation	470,412
Date of Construction	1/11/1999
Date Acquired	8/14/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Humble [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Humble
Location	TX
Initial Cost [Abstract]
Land	278,915
Buildings, Improvements and Acquisition Fees	1,034,868
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	278,915
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,034,868
Gross Amount at Which Carried at Close of Period Total	1,313,783
Accumulated Depreciation	508,840
Date of Construction	7/19/1999
Date Acquired	5/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Lewisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewisville
Location	TX
Initial Cost [Abstract]
Land	192,777
Buildings, Improvements and Acquisition Fees	428,121
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	95
Gross Amount at Which Carried at Close of Period Land	192,777
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,216
Gross Amount at Which Carried at Close of Period Total	620,993
Accumulated Depreciation	426,627
Date Acquired	1/7/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Mansfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mansfield
Location	TX
Initial Cost [Abstract]
Land	181,375
Buildings, Improvements and Acquisition Fees	402,839
Cost Capitalized Subsequent to Acquisition Improvements	46,878
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,274
Gross Amount at Which Carried at Close of Period Land	181,375
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,991
Gross Amount at Which Carried at Close of Period Total	648,366
Accumulated Depreciation	376,128
Date Acquired	12/20/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Arlington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	241,500
Buildings, Improvements and Acquisition Fees	550,559
Cost Capitalized Subsequent to Acquisition Improvements	33,725
Cost Capitalized Subsequent to Acquisition Carrying Costs	54
Gross Amount at Which Carried at Close of Period Land	241,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	584,338
Gross Amount at Which Carried at Close of Period Total	825,838
Accumulated Depreciation	533,698
Date Acquired	9/22/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	217,878
Buildings, Improvements and Acquisition Fees	483,913
Cost Capitalized Subsequent to Acquisition Improvements	29,469
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	217,878
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	513,382
Gross Amount at Which Carried at Close of Period Total	731,260
Accumulated Depreciation	451,746
Date Acquired	6/22/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Austin1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	103,600
Buildings, Improvements and Acquisition Fees	230,532
Cost Capitalized Subsequent to Acquisition Improvements	8,750
Cost Capitalized Subsequent to Acquisition Carrying Costs	142
Gross Amount at Which Carried at Close of Period Land	103,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	239,424
Gross Amount at Which Carried at Close of Period Total	343,024
Accumulated Depreciation	237,870
Date Acquired	10/29/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | TX [Member] | Austin2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	236,733
Buildings, Improvements and Acquisition Fees	640,023
Cost Capitalized Subsequent to Acquisition Improvements	36,746
Cost Capitalized Subsequent to Acquisition Carrying Costs	254
Gross Amount at Which Carried at Close of Period Land	236,733
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	677,023
Gross Amount at Which Carried at Close of Period Total	913,756
Accumulated Depreciation	534,980
Date Acquired	9/27/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Austin3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	191,636
Buildings, Improvements and Acquisition Fees	425,629
Cost Capitalized Subsequent to Acquisition Improvements	15,530
Cost Capitalized Subsequent to Acquisition Carrying Costs	294
Gross Amount at Which Carried at Close of Period Land	191,636
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	441,453
Gross Amount at Which Carried at Close of Period Total	633,089
Accumulated Depreciation	402,956
Date Acquired	12/22/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Austin4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	134,383
Buildings, Improvements and Acquisition Fees	623,103
Cost Capitalized Subsequent to Acquisition Improvements	2,379
Cost Capitalized Subsequent to Acquisition Carrying Costs	7,064
Gross Amount at Which Carried at Close of Period Land	134,383
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	632,546
Gross Amount at Which Carried at Close of Period Total	766,929
Accumulated Depreciation	623,676
Date Acquired	12/23/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Garland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Garland
Location	TX
Initial Cost [Abstract]
Land	211,050
Buildings, Improvements and Acquisition Fees	468,749
Cost Capitalized Subsequent to Acquisition Improvements	19,199
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,532
Gross Amount at Which Carried at Close of Period Land	211,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	505,480
Gross Amount at Which Carried at Close of Period Total	716,530
Accumulated Depreciation	424,321
Date Acquired	12/12/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	149,109
Buildings, Improvements and Acquisition Fees	323,314
Cost Capitalized Subsequent to Acquisition Improvements	5,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	87
Gross Amount at Which Carried at Close of Period Land	149,109
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,401
Gross Amount at Which Carried at Close of Period Total	477,510
Accumulated Depreciation	292,529
Date Acquired	6/26/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	139,125
Buildings, Improvements and Acquisition Fees	308,997
Cost Capitalized Subsequent to Acquisition Improvements	19,128
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	139,125
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,253
Gross Amount at Which Carried at Close of Period Total	467,378
Accumulated Depreciation	313,375
Date Acquired	5/22/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	219,100
Buildings, Improvements and Acquisition Fees	486,631
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	261
Gross Amount at Which Carried at Close of Period Land	219,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	486,892
Gross Amount at Which Carried at Close of Period Total	705,992
Accumulated Depreciation	451,959
Date Acquired	9/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	60,000
Buildings, Improvements and Acquisition Fees	278,175
Cost Capitalized Subsequent to Acquisition Improvements	22,168
Cost Capitalized Subsequent to Acquisition Carrying Costs	597
Gross Amount at Which Carried at Close of Period Land	60,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,940
Gross Amount at Which Carried at Close of Period Total	360,940
Accumulated Depreciation	282,960
Date Acquired	5/1/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Houston5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	141,296
Buildings, Improvements and Acquisition Fees	313,824
Cost Capitalized Subsequent to Acquisition Improvements	12,442
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,308
Gross Amount at Which Carried at Close of Period Land	141,296
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,574
Gross Amount at Which Carried at Close of Period Total	469,870
Accumulated Depreciation	314,310
Date Acquired	7/24/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Mesquite [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	85,000
Buildings, Improvements and Acquisition Fees	394,079
Cost Capitalized Subsequent to Acquisition Improvements	9,855
Cost Capitalized Subsequent to Acquisition Carrying Costs	12,885
Gross Amount at Which Carried at Close of Period Land	85,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	416,819
Gross Amount at Which Carried at Close of Period Total	501,819
Accumulated Depreciation	405,987
Date Acquired	10/24/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Pasadena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasadena
Location	TX
Initial Cost [Abstract]
Land	60,000
Buildings, Improvements and Acquisition Fees	278,173
Cost Capitalized Subsequent to Acquisition Improvements	21,315
Cost Capitalized Subsequent to Acquisition Carrying Costs	14,967
Gross Amount at Which Carried at Close of Period Land	60,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	314,455
Gross Amount at Which Carried at Close of Period Total	374,455
Accumulated Depreciation	283,899
Date Acquired	10/23/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	250,514
Buildings, Improvements and Acquisition Fees	556,399
Cost Capitalized Subsequent to Acquisition Improvements	19,869
Cost Capitalized Subsequent to Acquisition Carrying Costs	10,306
Gross Amount at Which Carried at Close of Period Land	250,514
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,574
Gross Amount at Which Carried at Close of Period Total	837,088
Accumulated Depreciation	539,440
Date Acquired	12/10/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Plano1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	261,912
Buildings, Improvements and Acquisition Fees	581,658
Cost Capitalized Subsequent to Acquisition Improvements	30,831
Cost Capitalized Subsequent to Acquisition Carrying Costs	18,268
Gross Amount at Which Carried at Close of Period Land	261,912
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	630,757
Gross Amount at Which Carried at Close of Period Total	892,669
Accumulated Depreciation	605,583
Date Acquired	1/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	182,868
Buildings, Improvements and Acquisition Fees	406,155
Cost Capitalized Subsequent to Acquisition Improvements	18,940
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	182,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	425,095
Gross Amount at Which Carried at Close of Period Total	607,963
Accumulated Depreciation	388,280
Date Acquired	12/6/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	220,500
Buildings, Improvements and Acquisition Fees	447,108
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	220,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,223
Gross Amount at Which Carried at Close of Period Total	667,723
Accumulated Depreciation	405,930
Date Acquired	3/30/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Arlington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	82,109
Buildings, Improvements and Acquisition Fees	380,677
Cost Capitalized Subsequent to Acquisition Improvements	12,321
Cost Capitalized Subsequent to Acquisition Carrying Costs	95
Gross Amount at Which Carried at Close of Period Land	82,109
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	393,093
Gross Amount at Which Carried at Close of Period Total	475,202
Accumulated Depreciation	382,242
Date Acquired	12/13/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Arlington2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	238,000
Buildings, Improvements and Acquisition Fees	528,604
Cost Capitalized Subsequent to Acquisition Improvements	(24,713)
Cost Capitalized Subsequent to Acquisition Carrying Costs	605
Gross Amount at Which Carried at Close of Period Land	238,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	504,496
Gross Amount at Which Carried at Close of Period Total	742,496
Accumulated Depreciation	495,796
Date Acquired	9/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Austin5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	88,872
Buildings, Improvements and Acquisition Fees	222,684
Cost Capitalized Subsequent to Acquisition Improvements	48,416
Cost Capitalized Subsequent to Acquisition Carrying Costs	15,026
Gross Amount at Which Carried at Close of Period Land	88,872
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	286,126
Gross Amount at Which Carried at Close of Period Total	374,998
Accumulated Depreciation	254,097
Date Acquired	1/12/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | TX [Member] | Bedford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bedford
Location	TX
Initial Cost [Abstract]
Land	241,500
Buildings, Improvements and Acquisition Fees	550,559
Cost Capitalized Subsequent to Acquisition Improvements	34,949
Cost Capitalized Subsequent to Acquisition Carrying Costs	73
Gross Amount at Which Carried at Close of Period Land	241,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	585,581
Gross Amount at Which Carried at Close of Period Total	827,081
Accumulated Depreciation	513,989
Date Acquired	9/22/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Cedar Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Park
Location	TX
Initial Cost [Abstract]
Land	168,857
Buildings, Improvements and Acquisition Fees	375,036
Cost Capitalized Subsequent to Acquisition Improvements	5,200
Cost Capitalized Subsequent to Acquisition Carrying Costs	282
Gross Amount at Which Carried at Close of Period Land	168,857
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	380,518
Gross Amount at Which Carried at Close of Period Total	549,375
Accumulated Depreciation	349,173
Date Acquired	11/21/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Colleyville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colleyville
Location	TX
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	1,070,360
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,070,360
Gross Amount at Which Carried at Close of Period Total	1,320,360
Accumulated Depreciation	522,737
Date of Construction	8/17/1999
Date Acquired	5/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Converse [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Converse
Location	TX
Initial Cost [Abstract]
Land	217,000
Buildings, Improvements and Acquisition Fees	481,963
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	294
Gross Amount at Which Carried at Close of Period Land	217,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	482,257
Gross Amount at Which Carried at Close of Period Total	699,257
Accumulated Depreciation	447,710
Date Acquired	9/28/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Corinth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Corinth
Location	TX
Initial Cost [Abstract]
Land	285,000
Buildings, Improvements and Acquisition Fees	1,041,626
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	285,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,041,626
Gross Amount at Which Carried at Close of Period Total	1,326,626
Accumulated Depreciation	515,600
Date of Construction	6/4/1999
Date Acquired	5/19/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Euless [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Euless
Location	TX
Initial Cost [Abstract]
Land	234,111
Buildings, Improvements and Acquisition Fees	519,962
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	217
Gross Amount at Which Carried at Close of Period Land	234,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	520,179
Gross Amount at Which Carried at Close of Period Total	754,290
Accumulated Depreciation	512,569
Date Acquired	5/8/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Flower Mound [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flower Mound
Location	TX
Initial Cost [Abstract]
Land	281,735
Buildings, Improvements and Acquisition Fees	1,099,726
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,735
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,099,726
Gross Amount at Which Carried at Close of Period Total	1,381,461
Accumulated Depreciation	551,668
Date of Construction	4/23/1999
Date Acquired	1/13/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Flower Mound1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flower Mound
Location	TX
Initial Cost [Abstract]
Land	202,773
Buildings, Improvements and Acquisition Fees	442,845
Cost Capitalized Subsequent to Acquisition Improvements	32,069
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,315
Gross Amount at Which Carried at Close of Period Land	202,773
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	491,229
Gross Amount at Which Carried at Close of Period Total	694,002
Accumulated Depreciation	446,086
Date Acquired	4/20/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Fort Worth1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	238,000
Buildings, Improvements and Acquisition Fees	528,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,095
Gross Amount at Which Carried at Close of Period Land	238,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,703
Gross Amount at Which Carried at Close of Period Total	768,703
Accumulated Depreciation	490,978
Date Acquired	9/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Fort Worth2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	85,518
Buildings, Improvements and Acquisition Fees	396,495
Cost Capitalized Subsequent to Acquisition Improvements	33,279
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,266
Gross Amount at Which Carried at Close of Period Land	85,518
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	436,040
Gross Amount at Which Carried at Close of Period Total	521,558
Accumulated Depreciation	413,632
Date Acquired	12/3/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Grand Prairie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grand Prairie
Location	TX
Initial Cost [Abstract]
Land	167,164
Buildings, Improvements and Acquisition Fees	371,276
Cost Capitalized Subsequent to Acquisition Improvements	58,206
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,412
Gross Amount at Which Carried at Close of Period Land	167,164
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,894
Gross Amount at Which Carried at Close of Period Total	613,058
Accumulated Depreciation	358,938
Date Acquired	12/13/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Katy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Katy
Location	TX
Initial Cost [Abstract]
Land	309,898
Buildings, Improvements and Acquisition Fees	983,041
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	309,898
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	983,041
Gross Amount at Which Carried at Close of Period Total	1,292,939
Accumulated Depreciation	509,568
Date of Construction	11/30/1998
Date Acquired	8/21/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Mesquite1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	139,466
Buildings, Improvements and Acquisition Fees	326,525
Cost Capitalized Subsequent to Acquisition Improvements	39,638
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,047
Gross Amount at Which Carried at Close of Period Land	139,466
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	379,210
Gross Amount at Which Carried at Close of Period Total	518,676
Accumulated Depreciation	292,190
Date Acquired	10/8/1992
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Round Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Round Rock
Location	TX
Initial Cost [Abstract]
Land	186,380
Buildings, Improvements and Acquisition Fees	413,957
Cost Capitalized Subsequent to Acquisition Improvements	30,800
Cost Capitalized Subsequent to Acquisition Carrying Costs	272
Gross Amount at Which Carried at Close of Period Land	186,380
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,029
Gross Amount at Which Carried at Close of Period Total	631,409
Accumulated Depreciation	393,821
Date Acquired	4/19/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Round Rock1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Round Rock
Location	TX
Initial Cost [Abstract]
Land	80,525
Buildings, Improvements and Acquisition Fees	373,347
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	19,117
Gross Amount at Which Carried at Close of Period Land	80,525
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	392,464
Gross Amount at Which Carried at Close of Period Total	472,989
Accumulated Depreciation	380,022
Date Acquired	12/16/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	217,000
Buildings, Improvements and Acquisition Fees	481,967
Cost Capitalized Subsequent to Acquisition Improvements	32,529
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	217,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	514,611
Gross Amount at Which Carried at Close of Period Total	731,611
Accumulated Depreciation	458,931
Date Acquired	10/14/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	130,833
Buildings, Improvements and Acquisition Fees	606,596
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	254
Gross Amount at Which Carried at Close of Period Land	130,833
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	606,850
Gross Amount at Which Carried at Close of Period Total	737,683
Accumulated Depreciation	606,671
Date Acquired	3/24/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	81,530
Buildings, Improvements and Acquisition Fees	378,007
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	266
Gross Amount at Which Carried at Close of Period Land	81,530
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	378,273
Gross Amount at Which Carried at Close of Period Total	459,803
Accumulated Depreciation	378,143
Date Acquired	12/11/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	234,500
Buildings, Improvements and Acquisition Fees	520,831
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	282
Gross Amount at Which Carried at Close of Period Land	234,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	521,113
Gross Amount at Which Carried at Close of Period Total	755,613
Accumulated Depreciation	500,264
Date Acquired	12/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	102,512
Buildings, Improvements and Acquisition Fees	475,288
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	294
Gross Amount at Which Carried at Close of Period Land	102,512
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	475,582
Gross Amount at Which Carried at Close of Period Total	578,094
Accumulated Depreciation	475,472
Date Acquired	12/3/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	181,412
Buildings, Improvements and Acquisition Fees	402,923
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	396
Gross Amount at Which Carried at Close of Period Land	181,412
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	403,319
Gross Amount at Which Carried at Close of Period Total	584,731
Accumulated Depreciation	394,331
Date Acquired	7/7/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | San Antonio8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	139,125
Buildings, Improvements and Acquisition Fees	308,997
Cost Capitalized Subsequent to Acquisition Improvements	30,885
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,386
Gross Amount at Which Carried at Close of Period Land	139,125
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	353,268
Gross Amount at Which Carried at Close of Period Total	492,393
Accumulated Depreciation	321,387
Date Acquired	5/22/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TX [Member] | Sugar Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sugar Land
Location	TX
Initial Cost [Abstract]
Land	339,310
Buildings, Improvements and Acquisition Fees	1,000,876
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	339,310
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,000,876
Gross Amount at Which Carried at Close of Period Total	1,340,186
Accumulated Depreciation	498,768
Date of Construction	5/30/1999
Date Acquired	1/13/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Littleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	161,617
Buildings, Improvements and Acquisition Fees	358,956
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	82
Gross Amount at Which Carried at Close of Period Land	161,617
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	359,038
Gross Amount at Which Carried at Close of Period Total	520,655
Accumulated Depreciation	344,699
Date Acquired	12/10/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Parker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parker
Location	CO
Initial Cost [Abstract]
Land	153,551
Buildings, Improvements and Acquisition Fees	341,042
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	153,551
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	341,253
Gross Amount at Which Carried at Close of Period Total	494,804
Accumulated Depreciation	330,068
Date Acquired	10/19/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	287,000
Buildings, Improvements and Acquisition Fees	637,440
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	287,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	637,718
Gross Amount at Which Carried at Close of Period Total	924,718
Accumulated Depreciation	612,233
Date Acquired	12/31/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Broomfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broomfield
Location	CO
Initial Cost [Abstract]
Land	155,306
Buildings, Improvements and Acquisition Fees	344,941
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	155,306
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	370,152
Gross Amount at Which Carried at Close of Period Total	525,458
Accumulated Depreciation	343,715
Date Acquired	3/15/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Longmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Longmont
Location	CO
Initial Cost [Abstract]
Land	115,592
Buildings, Improvements and Acquisition Fees	535,931
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	71
Gross Amount at Which Carried at Close of Period Land	115,592
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	536,002
Gross Amount at Which Carried at Close of Period Total	651,594
Accumulated Depreciation	535,933
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Louisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	CO
Initial Cost [Abstract]
Land	58,089
Buildings, Improvements and Acquisition Fees	269,313
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	58,089
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,524
Gross Amount at Which Carried at Close of Period Total	327,613
Accumulated Depreciation	269,415
Date Acquired	6/22/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	115,542
Buildings, Improvements and Acquisition Fees	535,700
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	115,542
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	535,700
Gross Amount at Which Carried at Close of Period Total	651,242
Accumulated Depreciation	535,700
Date Acquired	12/4/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Colorado Springs1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	58,400
Buildings, Improvements and Acquisition Fees	271,217
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	58,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	296,428
Gross Amount at Which Carried at Close of Period Total	354,828
Accumulated Depreciation	284,693
Date Acquired	12/22/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | CO [Member] | Westminster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westminster
Location	CO
Initial Cost [Abstract]
Land	306,387
Buildings, Improvements and Acquisition Fees	695,737
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	504
Gross Amount at Which Carried at Close of Period Land	306,387
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	696,241
Gross Amount at Which Carried at Close of Period Total	1,002,628
Accumulated Depreciation	628,923
Date Acquired	9/27/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Fort Collins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Collins
Location	CO
Initial Cost [Abstract]
Land	55,200
Buildings, Improvements and Acquisition Fees	256,356
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	55,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,356
Gross Amount at Which Carried at Close of Period Total	311,556
Accumulated Depreciation	256,356
Date Acquired	12/22/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | CO [Member] | Fort Collins1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Collins
Location	CO
Initial Cost [Abstract]
Land	137,734
Buildings, Improvements and Acquisition Fees	638,593
Cost Capitalized Subsequent to Acquisition Improvements	41,477
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,120
Gross Amount at Which Carried at Close of Period Land	137,734
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	702,190
Gross Amount at Which Carried at Close of Period Total	839,924
Accumulated Depreciation	664,084
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Greeley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greeley
Location	CO
Initial Cost [Abstract]
Land	58,400
Buildings, Improvements and Acquisition Fees	270,755
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	58,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	296,033
Gross Amount at Which Carried at Close of Period Total	354,433
Accumulated Depreciation	286,394
Date Acquired	11/21/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | CO [Member] | Greenwood Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenwood Village
Location	CO
Initial Cost [Abstract]
Land	131,216
Buildings, Improvements and Acquisition Fees	608,372
Cost Capitalized Subsequent to Acquisition Improvements	6,862
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,189
Gross Amount at Which Carried at Close of Period Land	131,216
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	636,423
Gross Amount at Which Carried at Close of Period Total	767,639
Accumulated Depreciation	618,138
Date Acquired	12/5/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Smyrna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	GA
Initial Cost [Abstract]
Land	274,750
Buildings, Improvements and Acquisition Fees	610,229
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	415
Gross Amount at Which Carried at Close of Period Land	274,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	610,644
Gross Amount at Which Carried at Close of Period Total	885,394
Accumulated Depreciation	562,625
Date Acquired	11/15/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Duluth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	310,000
Buildings, Improvements and Acquisition Fees	1,040,008
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,040,008
Gross Amount at Which Carried at Close of Period Total	1,350,008
Accumulated Depreciation	507,920
Date of Construction	8/25/1999
Date Acquired	6/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	292,250
Buildings, Improvements and Acquisition Fees	649,095
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	292,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	649,095
Gross Amount at Which Carried at Close of Period Total	941,345
Accumulated Depreciation	595,942
Date Acquired	12/2/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Marietta1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	148,620
Buildings, Improvements and Acquisition Fees	330,090
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	205
Gross Amount at Which Carried at Close of Period Land	148,620
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	355,295
Gross Amount at Which Carried at Close of Period Total	503,915
Accumulated Depreciation	322,362
Date Acquired	9/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Lawrenceville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawrenceville
Location	GA
Initial Cost [Abstract]
Land	141,449
Buildings, Improvements and Acquisition Fees	314,161
Cost Capitalized Subsequent to Acquisition Improvements	110,068
Cost Capitalized Subsequent to Acquisition Carrying Costs	7,446
Gross Amount at Which Carried at Close of Period Land	141,449
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,675
Gross Amount at Which Carried at Close of Period Total	573,124
Accumulated Depreciation	306,109
Date Acquired	7/7/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Stockbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stockbridge
Location	GA
Initial Cost [Abstract]
Land	168,700
Buildings, Improvements and Acquisition Fees	374,688
Cost Capitalized Subsequent to Acquisition Improvements	24,894
Cost Capitalized Subsequent to Acquisition Carrying Costs	499
Gross Amount at Which Carried at Close of Period Land	168,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	400,081
Gross Amount at Which Carried at Close of Period Total	568,781
Accumulated Depreciation	354,649
Date Acquired	3/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Ellenwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ellenwood
Location	GA
Initial Cost [Abstract]
Land	119,678
Buildings, Improvements and Acquisition Fees	275,414
Cost Capitalized Subsequent to Acquisition Improvements	58,545
Cost Capitalized Subsequent to Acquisition Carrying Costs	479
Gross Amount at Which Carried at Close of Period Land	119,678
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	334,438
Gross Amount at Which Carried at Close of Period Total	454,116
Accumulated Depreciation	259,545
Date Acquired	11/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Lithia Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lithia Springs
Location	GA
Initial Cost [Abstract]
Land	187,444
Buildings, Improvements and Acquisition Fees	363,358
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	84
Gross Amount at Which Carried at Close of Period Land	187,444
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	363,442
Gross Amount at Which Carried at Close of Period Total	550,886
Accumulated Depreciation	320,551
Date Acquired	12/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Lithonia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lithonia
Location	GA
Initial Cost [Abstract]
Land	239,715
Buildings, Improvements and Acquisition Fees	524,459
Cost Capitalized Subsequent to Acquisition Improvements	24,410
Cost Capitalized Subsequent to Acquisition Carrying Costs	25,836
Gross Amount at Which Carried at Close of Period Land	239,715
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	574,705
Gross Amount at Which Carried at Close of Period Total	814,420
Accumulated Depreciation	464,058
Date Acquired	8/20/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Marietta2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	301,000
Buildings, Improvements and Acquisition Fees	668,529
Cost Capitalized Subsequent to Acquisition Improvements	36,480
Cost Capitalized Subsequent to Acquisition Carrying Costs	9,981
Gross Amount at Which Carried at Close of Period Land	301,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	714,990
Gross Amount at Which Carried at Close of Period Total	1,015,990
Accumulated Depreciation	619,404
Date Acquired	12/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Marietta3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	295,750
Buildings, Improvements and Acquisition Fees	596,299
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,678
Gross Amount at Which Carried at Close of Period Land	295,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	613,977
Gross Amount at Which Carried at Close of Period Total	909,727
Accumulated Depreciation	554,987
Date Acquired	12/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | GA [Member] | Stone Mountain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stone Mountain
Location	GA
Initial Cost [Abstract]
Land	65,000
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	84
Gross Amount at Which Carried at Close of Period Land	65,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	84
Gross Amount at Which Carried at Close of Period Total	65,084
Accumulated Depreciation	4
Date Acquired	6/19/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | Apple Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Apple Valley
Location	MN
Initial Cost [Abstract]
Land	113,523
Buildings, Improvements and Acquisition Fees	526,319
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	113,523
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	526,516
Gross Amount at Which Carried at Close of Period Total	640,039
Accumulated Depreciation	526,371
Date Acquired	3/26/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | Brooklyn Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Park
Location	MN
Initial Cost [Abstract]
Land	118,111
Buildings, Improvements and Acquisition Fees	547,587
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	118,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	547,784
Gross Amount at Which Carried at Close of Period Total	665,895
Accumulated Depreciation	547,639
Date Acquired	3/26/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | Eden Prairie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eden Prairie
Location	MN
Initial Cost [Abstract]
Land	124,286
Buildings, Improvements and Acquisition Fees	576,243
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	124,286
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	576,440
Gross Amount at Which Carried at Close of Period Total	700,726
Accumulated Depreciation	576,295
Date Acquired	3/27/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | Maple Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maple Grove
Location	MN
Initial Cost [Abstract]
Land	313,250
Buildings, Improvements and Acquisition Fees	660,149
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	313,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	660,427
Gross Amount at Which Carried at Close of Period Total	973,677
Accumulated Depreciation	564,679
Date Acquired	7/11/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | Plymouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plymouth
Location	MN
Initial Cost [Abstract]
Land	134,221
Buildings, Improvements and Acquisition Fees	622,350
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	134,221
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,547
Gross Amount at Which Carried at Close of Period Total	756,768
Accumulated Depreciation	622,402
Date Acquired	12/12/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MN [Member] | White Bear Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	White Bear Lake
Location	MN
Initial Cost [Abstract]
Land	242,165
Buildings, Improvements and Acquisition Fees	537,856
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	242,165
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	538,134
Gross Amount at Which Carried at Close of Period Total	780,299
Accumulated Depreciation	457,429
Date Acquired	8/30/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MS [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	248,483
Buildings, Improvements and Acquisition Fees	572,522
Cost Capitalized Subsequent to Acquisition Improvements	17,627
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,780
Gross Amount at Which Carried at Close of Period Land	248,483
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	607,929
Gross Amount at Which Carried at Close of Period Total	856,412
Accumulated Depreciation	284,319
Date Acquired	11/16/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MS [Member] | Pearl [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pearl
Location	MS
Initial Cost [Abstract]
Land	121,801
Buildings, Improvements and Acquisition Fees	270,524
Cost Capitalized Subsequent to Acquisition Improvements	18,837
Cost Capitalized Subsequent to Acquisition Carrying Costs	4,207
Gross Amount at Which Carried at Close of Period Land	121,801
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,568
Gross Amount at Which Carried at Close of Period Total	415,369
Accumulated Depreciation	259,738
Date Acquired	11/15/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MS [Member] | Tupelo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tupelo
Location	MS
Initial Cost [Abstract]
Land	121,697
Buildings, Improvements and Acquisition Fees	637,691
Cost Capitalized Subsequent to Acquisition Improvements	26,216
Cost Capitalized Subsequent to Acquisition Carrying Costs	9,587
Gross Amount at Which Carried at Close of Period Land	121,697
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	673,494
Gross Amount at Which Carried at Close of Period Total	795,191
Accumulated Depreciation	390,556
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NC [Member] | Cary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cary
Location	NC
Initial Cost [Abstract]
Land	75,200
Buildings, Improvements and Acquisition Fees	262,973
Cost Capitalized Subsequent to Acquisition Improvements	15,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	75,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	278,160
Gross Amount at Which Carried at Close of Period Total	353,360
Accumulated Depreciation	266,248
Date Acquired	1/25/1984
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | NC [Member] | Durham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	175,700
Buildings, Improvements and Acquisition Fees	390,234
Cost Capitalized Subsequent to Acquisition Improvements	26,312
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	175,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	416,733
Gross Amount at Which Carried at Close of Period Total	592,433
Accumulated Depreciation	371,081
Date Acquired	3/29/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NC [Member] | Concord [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Concord
Location	NC
Initial Cost [Abstract]
Land	32,441
Buildings, Improvements and Acquisition Fees	190,859
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	326
Gross Amount at Which Carried at Close of Period Land	32,441
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	191,185
Gross Amount at Which Carried at Close of Period Total	223,626
Accumulated Depreciation	191,060
Date Acquired	12/23/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | NC [Member] | Durham1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	220,728
Buildings, Improvements and Acquisition Fees	429,380
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	321
Gross Amount at Which Carried at Close of Period Land	220,728
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	429,701
Gross Amount at Which Carried at Close of Period Total	650,429
Accumulated Depreciation	379,062
Date Acquired	12/29/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NC [Member] | Charlotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	134,582
Buildings, Improvements and Acquisition Fees	268,222
Cost Capitalized Subsequent to Acquisition Improvements	24,478
Cost Capitalized Subsequent to Acquisition Carrying Costs	139
Gross Amount at Which Carried at Close of Period Land	134,582
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	292,839
Gross Amount at Which Carried at Close of Period Total	427,421
Accumulated Depreciation	261,834
Date Acquired	11/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NC [Member] | Kernersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kernersville
Location	NC
Initial Cost [Abstract]
Land	162,216
Buildings, Improvements and Acquisition Fees	316,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	223
Gross Amount at Which Carried at Close of Period Land	162,216
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	316,523
Gross Amount at Which Carried at Close of Period Total	478,739
Accumulated Depreciation	279,410
Date Acquired	12/14/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	238,263
Buildings, Improvements and Acquisition Fees	504,897
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	238,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	504,897
Gross Amount at Which Carried at Close of Period Total	743,160
Accumulated Depreciation	468,820
Date Acquired	9/29/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | TN [Member] | Memphis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	238,000
Buildings, Improvements and Acquisition Fees	528,608
Cost Capitalized Subsequent to Acquisition Improvements	2,734
Cost Capitalized Subsequent to Acquisition Carrying Costs	111
Gross Amount at Which Carried at Close of Period Land	238,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	531,453
Gross Amount at Which Carried at Close of Period Total	769,453
Accumulated Depreciation	492,184
Date Acquired	9/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | UT [Member] | Layton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Layton
Location	UT
Initial Cost [Abstract]
Land	136,574
Buildings, Improvements and Acquisition Fees	269,008
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	136,574
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,322
Gross Amount at Which Carried at Close of Period Total	405,896
Accumulated Depreciation	236,315
Date Acquired	2/1/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | UT [Member] | Sandy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandy
Location	UT
Initial Cost [Abstract]
Land	168,089
Buildings, Improvements and Acquisition Fees	373,330
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	168,089
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,644
Gross Amount at Which Carried at Close of Period Total	541,733
Accumulated Depreciation	325,104
Date Acquired	2/1/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | AL [Member] | Birmingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Birmingham
Location	AL
Initial Cost [Abstract]
Land	63,800
Buildings, Improvements and Acquisition Fees	295,791
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	84
Gross Amount at Which Carried at Close of Period Land	63,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	295,875
Gross Amount at Which Carried at Close of Period Total	359,675
Accumulated Depreciation	295,803
Date Acquired	10/31/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IA [Member] | Cedar Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Rapids
Location	IA
Initial Cost [Abstract]
Land	194,950
Buildings, Improvements and Acquisition Fees	427,085
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	194,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	427,085
Gross Amount at Which Carried at Close of Period Total	622,035
Accumulated Depreciation	343,157
Date Acquired	9/24/1992
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IA [Member] | Iowa City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Iowa City
Location	IA
Initial Cost [Abstract]
Land	186,900
Buildings, Improvements and Acquisition Fees	408,910
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	186,900
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,910
Gross Amount at Which Carried at Close of Period Total	595,810
Accumulated Depreciation	328,448
Date Acquired	9/24/1992
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Bartlett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bartlett
Location	IL
Initial Cost [Abstract]
Land	120,824
Buildings, Improvements and Acquisition Fees	560,166
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	120,824
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	560,166
Gross Amount at Which Carried at Close of Period Total	680,990
Accumulated Depreciation	560,166
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	IL
Initial Cost [Abstract]
Land	468,000
Buildings, Improvements and Acquisition Fees	1,259,926
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	468,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,259,926
Gross Amount at Which Carried at Close of Period Total	1,727,926
Accumulated Depreciation	606,955
Date of Construction	10/26/1999
Date Acquired	6/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Aurora1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	IL
Initial Cost [Abstract]
Land	165,679
Buildings, Improvements and Acquisition Fees	398,738
Cost Capitalized Subsequent to Acquisition Improvements	27,450
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,087
Gross Amount at Which Carried at Close of Period Land	165,679
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,275
Gross Amount at Which Carried at Close of Period Total	612,954
Accumulated Depreciation	390,942
Date Acquired	12/21/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Vernon Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vernon Hills
Location	IL
Initial Cost [Abstract]
Land	132,523
Buildings, Improvements and Acquisition Fees	614,430
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	132,523
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	614,564
Gross Amount at Which Carried at Close of Period Total	747,087
Accumulated Depreciation	614,471
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Addison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Addison
Location	IL
Initial Cost [Abstract]
Land	125,780
Buildings, Improvements and Acquisition Fees	583,146
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	125,780
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	583,280
Gross Amount at Which Carried at Close of Period Total	709,060
Accumulated Depreciation	583,186
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Algonquin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Algonquin
Location	IL
Initial Cost [Abstract]
Land	241,500
Buildings, Improvements and Acquisition Fees	509,629
Cost Capitalized Subsequent to Acquisition Improvements	28,260
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	241,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	538,023
Gross Amount at Which Carried at Close of Period Total	779,523
Accumulated Depreciation	436,216
Date Acquired	7/10/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Carol Stream [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carol Stream
Location	IL
Initial Cost [Abstract]
Land	122,831
Buildings, Improvements and Acquisition Fees	586,416
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	122,831
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,550
Gross Amount at Which Carried at Close of Period Total	709,381
Accumulated Depreciation	586,457
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Crystal Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crystal Lake
Location	IL
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	1,259,424
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,259,424
Gross Amount at Which Carried at Close of Period Total	1,659,424
Accumulated Depreciation	610,901
Date of Construction	9/28/1999
Date Acquired	5/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Elk Grove Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elk Grove Village
Location	IL
Initial Cost [Abstract]
Land	126,860
Buildings, Improvements and Acquisition Fees	588,175
Cost Capitalized Subsequent to Acquisition Improvements	2,394
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	126,860
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	590,569
Gross Amount at Which Carried at Close of Period Total	717,429
Accumulated Depreciation	588,205
Date Acquired	3/26/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Glendale Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale Heights
Location	IL
Initial Cost [Abstract]
Land	318,500
Buildings, Improvements and Acquisition Fees	707,399
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	318,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,571
Gross Amount at Which Carried at Close of Period Total	1,026,071
Accumulated Depreciation	652,038
Date Acquired	11/16/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Hoffman Estates [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hoffman Estates
Location	IL
Initial Cost [Abstract]
Land	318,500
Buildings, Improvements and Acquisition Fees	707,399
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	257
Gross Amount at Which Carried at Close of Period Land	318,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,656
Gross Amount at Which Carried at Close of Period Total	1,026,156
Accumulated Depreciation	642,249
Date Acquired	3/31/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Lake in the Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake in the Hills
Location	IL
Initial Cost [Abstract]
Land	375,000
Buildings, Improvements and Acquisition Fees	1,127,678
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	375,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,127,678
Gross Amount at Which Carried at Close of Period Total	1,502,678
Accumulated Depreciation	547,001
Date of Construction	9/3/1999
Date Acquired	5/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Lockport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lockport
Location	IL
Initial Cost [Abstract]
Land	189,477
Buildings, Improvements and Acquisition Fees	442,018
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	189,477
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	442,103
Gross Amount at Which Carried at Close of Period Total	631,580
Accumulated Depreciation	427,617
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Naperville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Naperville
Location	IL
Initial Cost [Abstract]
Land	425,000
Buildings, Improvements and Acquisition Fees	1,230,654
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	425,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,230,654
Gross Amount at Which Carried at Close of Period Total	1,655,654
Accumulated Depreciation	592,848
Date of Construction	10/6/1999
Date Acquired	5/19/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | OFallon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	O'Fallon
Location	IL
Initial Cost [Abstract]
Land	141,250
Buildings, Improvements and Acquisition Fees	313,722
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	232
Gross Amount at Which Carried at Close of Period Land	141,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	313,954
Gross Amount at Which Carried at Close of Period Total	455,204
Accumulated Depreciation	303,518
Date Acquired	10/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Oswego [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oswego
Location	IL
Initial Cost [Abstract]
Land	380,000
Buildings, Improvements and Acquisition Fees	1,165,818
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	380,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,165,818
Gross Amount at Which Carried at Close of Period Total	1,545,818
Accumulated Depreciation	569,361
Date of Construction	8/18/1999
Date Acquired	6/30/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Palatine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palatine
Location	IL
Initial Cost [Abstract]
Land	121,911
Buildings, Improvements and Acquisition Fees	565,232
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	121,911
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	565,366
Gross Amount at Which Carried at Close of Period Total	687,277
Accumulated Depreciation	565,273
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Roselle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roselle
Location	IL
Initial Cost [Abstract]
Land	297,541
Buildings, Improvements and Acquisition Fees	561,037
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	297,541
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	561,209
Gross Amount at Which Carried at Close of Period Total	858,750
Accumulated Depreciation	515,206
Date Acquired	12/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Schaumburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Schaumburg
Location	IL
Initial Cost [Abstract]
Land	218,798
Buildings, Improvements and Acquisition Fees	485,955
Cost Capitalized Subsequent to Acquisition Improvements	20,461
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	218,798
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	506,416
Gross Amount at Which Carried at Close of Period Total	725,214
Accumulated Depreciation	473,487
Date Acquired	12/17/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IL [Member] | Westmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westmont
Location	IL
Initial Cost [Abstract]
Land	124,742
Buildings, Improvements and Acquisition Fees	578,330
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	124,742
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,502
Gross Amount at Which Carried at Close of Period Total	703,244
Accumulated Depreciation	578,442
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	544,153
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	544,364
Gross Amount at Which Carried at Close of Period Total	789,364
Accumulated Depreciation	466,357
Date Acquired	6/29/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IN [Member] | Fishers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fishers
Location	IN
Initial Cost [Abstract]
Land	60,000
Buildings, Improvements and Acquisition Fees	278,175
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	60,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	280,760
Gross Amount at Which Carried at Close of Period Total	340,760
Accumulated Depreciation	278,517
Date Acquired	4/30/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IN [Member] | Fishers1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fishers
Location	IN
Initial Cost [Abstract]
Land	212,118
Buildings, Improvements and Acquisition Fees	419,958
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	212,118
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,236
Gross Amount at Which Carried at Close of Period Total	632,354
Accumulated Depreciation	351,614
Date Acquired	12/27/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | IN [Member] | Highland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Highland
Location	IN
Initial Cost [Abstract]
Land	220,460
Buildings, Improvements and Acquisition Fees	436,476
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	220,460
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	436,790
Gross Amount at Which Carried at Close of Period Total	657,250
Accumulated Depreciation	365,381
Date Acquired	12/26/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Olathe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olathe
Location	KS
Initial Cost [Abstract]
Land	304,500
Buildings, Improvements and Acquisition Fees	676,308
Cost Capitalized Subsequent to Acquisition Improvements	66,918
Cost Capitalized Subsequent to Acquisition Carrying Costs	186
Gross Amount at Which Carried at Close of Period Land	304,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	743,412
Gross Amount at Which Carried at Close of Period Total	1,047,912
Accumulated Depreciation	642,889
Date Acquired	9/28/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Overland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Overland Park
Location	KS
Initial Cost [Abstract]
Land	357,500
Buildings, Improvements and Acquisition Fees	1,115,171
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	357,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,115,171
Gross Amount at Which Carried at Close of Period Total	1,472,671
Accumulated Depreciation	548,329
Date of Construction	7/23/1999
Date Acquired	5/14/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Lenexa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lenexa
Location	KS
Initial Cost [Abstract]
Land	318,500
Buildings, Improvements and Acquisition Fees	707,399
Cost Capitalized Subsequent to Acquisition Improvements	14,200
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	721,599
Gross Amount at Which Carried at Close of Period Total	1,040,099
Accumulated Depreciation	651,247
Date Acquired	3/31/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Shawnee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shawnee
Location	KS
Initial Cost [Abstract]
Land	288,246
Buildings, Improvements and Acquisition Fees	935,875
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	288,246
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	935,875
Gross Amount at Which Carried at Close of Period Total	1,224,121
Accumulated Depreciation	482,016
Date of Construction	12/29/1998
Date Acquired	8/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Shawnee1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shawnee
Location	KS
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	699,629
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	302
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	699,931
Gross Amount at Which Carried at Close of Period Total	1,014,931
Accumulated Depreciation	647,351
Date Acquired	10/27/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Wichita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	108,569
Buildings, Improvements and Acquisition Fees	352,287
Cost Capitalized Subsequent to Acquisition Improvements	8,286
Cost Capitalized Subsequent to Acquisition Carrying Costs	100
Gross Amount at Which Carried at Close of Period Land	108,569
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	360,673
Gross Amount at Which Carried at Close of Period Total	469,242
Accumulated Depreciation	32,533
Date Acquired	12/16/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KS [Member] | Wichita1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	209,890
Buildings, Improvements and Acquisition Fees	415,549
Cost Capitalized Subsequent to Acquisition Improvements	26,399
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,270
Gross Amount at Which Carried at Close of Period Land	209,890
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	458,218
Gross Amount at Which Carried at Close of Period Total	668,108
Accumulated Depreciation	372,180
Date Acquired	12/26/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MI [Member] | Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canton
Location	MI
Initial Cost [Abstract]
Land	55,000
Buildings, Improvements and Acquisition Fees	378,848
Cost Capitalized Subsequent to Acquisition Improvements	2,913
Cost Capitalized Subsequent to Acquisition Carrying Costs	10,977
Gross Amount at Which Carried at Close of Period Land	55,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	392,738
Gross Amount at Which Carried at Close of Period Total	447,738
Accumulated Depreciation	384,796
Date Acquired	10/6/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	142,867
Buildings, Improvements and Acquisition Fees	317,315
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	142,867
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	317,461
Gross Amount at Which Carried at Close of Period Total	460,328
Accumulated Depreciation	304,833
Date Acquired	12/9/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NE [Member] | Omaha1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	60,500
Buildings, Improvements and Acquisition Fees	280,491
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	179
Gross Amount at Which Carried at Close of Period Land	60,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	280,670
Gross Amount at Which Carried at Close of Period Total	341,170
Accumulated Depreciation	280,607
Date Acquired	8/1/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NE [Member] | Bellevue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellevue
Location	NE
Initial Cost [Abstract]
Land	60,568
Buildings, Improvements and Acquisition Fees	280,819
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	179
Gross Amount at Which Carried at Close of Period Land	60,568
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	280,998
Gross Amount at Which Carried at Close of Period Total	341,566
Accumulated Depreciation	280,935
Date Acquired	12/16/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NE [Member] | Omaha2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	53,000
Buildings, Improvements and Acquisition Fees	245,720
Cost Capitalized Subsequent to Acquisition Improvements	22,027
Cost Capitalized Subsequent to Acquisition Carrying Costs	179
Gross Amount at Which Carried at Close of Period Land	53,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	267,926
Gross Amount at Which Carried at Close of Period Total	320,926
Accumulated Depreciation	252,274
Date Acquired	10/11/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NV [Member] | Las Vegas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	201,250
Buildings, Improvements and Acquisition Fees	446,983
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	126
Gross Amount at Which Carried at Close of Period Land	201,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,109
Gross Amount at Which Carried at Close of Period Total	648,359
Accumulated Depreciation	383,058
Date Acquired	6/29/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Dublin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dublin
Location	OH
Initial Cost [Abstract]
Land	84,000
Buildings, Improvements and Acquisition Fees	389,446
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	230
Gross Amount at Which Carried at Close of Period Land	84,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	389,676
Gross Amount at Which Carried at Close of Period Total	473,676
Accumulated Depreciation	389,626
Date Acquired	10/8/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Centerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Centerville
Location	OH
Initial Cost [Abstract]
Land	174,519
Buildings, Improvements and Acquisition Fees	387,613
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	237
Gross Amount at Which Carried at Close of Period Land	174,519
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	387,850
Gross Amount at Which Carried at Close of Period Total	562,369
Accumulated Depreciation	379,270
Date Acquired	7/23/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Huber Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huber Heights
Location	OH
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	544,153
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	544,275
Gross Amount at Which Carried at Close of Period Total	789,275
Accumulated Depreciation	460,840
Date Acquired	9/27/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Beavercreek11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beavercreek
Location	OH
Initial Cost [Abstract]
Land	179,552
Buildings, Improvements and Acquisition Fees	398,786
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	179,552
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	398,908
Gross Amount at Which Carried at Close of Period Total	578,460
Accumulated Depreciation	391,607
Date Acquired	6/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Englewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Englewood
Location	OH
Initial Cost [Abstract]
Land	74,000
Buildings, Improvements and Acquisition Fees	343,083
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	258
Gross Amount at Which Carried at Close of Period Land	74,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	343,341
Gross Amount at Which Carried at Close of Period Total	417,341
Accumulated Depreciation	343,228
Date Acquired	10/23/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Forest Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Forest Park
Location	OH
Initial Cost [Abstract]
Land	170,778
Buildings, Improvements and Acquisition Fees	379,305
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	170,778
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	379,390
Gross Amount at Which Carried at Close of Period Total	550,168
Accumulated Depreciation	368,356
Date Acquired	9/28/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Pickerington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pickerington
Location	OH
Initial Cost [Abstract]
Land	87,580
Buildings, Improvements and Acquisition Fees	406,055
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	116
Gross Amount at Which Carried at Close of Period Land	87,580
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	406,171
Gross Amount at Which Carried at Close of Period Total	493,751
Accumulated Depreciation	406,088
Date Acquired	12/11/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Westerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westerville
Location	OH
Initial Cost [Abstract]
Land	82,000
Buildings, Improvements and Acquisition Fees	380,173
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	82,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	380,295
Gross Amount at Which Carried at Close of Period Total	462,295
Accumulated Depreciation	380,250
Date Acquired	10/8/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OH [Member] | Westerville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westerville
Location	OH
Initial Cost [Abstract]
Land	294,350
Buildings, Improvements and Acquisition Fees	646,557
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	294,350
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	646,679
Gross Amount at Which Carried at Close of Period Total	941,029
Accumulated Depreciation	548,848
Date Acquired	9/26/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Kent [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kent
Location	WA
Initial Cost [Abstract]
Land	128,300
Buildings, Improvements and Acquisition Fees	539,141
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	128,300
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	539,141
Gross Amount at Which Carried at Close of Period Total	667,441
Accumulated Depreciation	539,141
Date Acquired	6/3/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | WA [Member] | Renton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Renton
Location	WA
Initial Cost [Abstract]
Land	111,183
Buildings, Improvements and Acquisition Fees	515,490
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	111,183
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	515,490
Gross Amount at Which Carried at Close of Period Total	626,673
Accumulated Depreciation	515,490
Date Acquired	3/24/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Federal Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Federal Way
Location	WA
Initial Cost [Abstract]
Land	150,785
Buildings, Improvements and Acquisition Fees	699,101
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	150,785
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	699,208
Gross Amount at Which Carried at Close of Period Total	849,993
Accumulated Depreciation	699,108
Date Acquired	12/17/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Federal Way1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Federal Way
Location	WA
Initial Cost [Abstract]
Land	261,943
Buildings, Improvements and Acquisition Fees	581,782
Cost Capitalized Subsequent to Acquisition Improvements	27,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	261,943
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	609,389
Gross Amount at Which Carried at Close of Period Total	871,332
Accumulated Depreciation	550,588
Date Acquired	11/21/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Kent1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kent
Location	WA
Initial Cost [Abstract]
Land	140,763
Buildings, Improvements and Acquisition Fees	678,809
Cost Capitalized Subsequent to Acquisition Improvements	36,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,763
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	715,309
Gross Amount at Which Carried at Close of Period Total	856,072
Accumulated Depreciation	688,973
Date Acquired	12/17/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Kirkland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kirkland
Location	WA
Initial Cost [Abstract]
Land	301,000
Buildings, Improvements and Acquisition Fees	668,534
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	301,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	668,641
Gross Amount at Which Carried at Close of Period Total	969,641
Accumulated Depreciation	634,865
Date Acquired	3/31/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Puyallup [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Puyallup
Location	WA
Initial Cost [Abstract]
Land	195,552
Buildings, Improvements and Acquisition Fees	434,327
Cost Capitalized Subsequent to Acquisition Improvements	27,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	195,552
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	461,434
Gross Amount at Which Carried at Close of Period Total	656,986
Accumulated Depreciation	414,855
Date Acquired	12/6/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WA [Member] | Redmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Redmond
Location	WA
Initial Cost [Abstract]
Land	279,830
Buildings, Improvements and Acquisition Fees	621,513
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	107
Gross Amount at Which Carried at Close of Period Land	279,830
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	621,620
Gross Amount at Which Carried at Close of Period Total	901,450
Accumulated Depreciation	607,967
Date Acquired	7/27/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | KY [Member] | Lexington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	KY
Initial Cost [Abstract]
Land	210,427
Buildings, Improvements and Acquisition Fees	420,883
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	210,427
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,070
Gross Amount at Which Carried at Close of Period Total	631,497
Accumulated Depreciation	346,854
Date Acquired	8/20/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MA [Member] | Acton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Acton
Location	MA
Initial Cost [Abstract]
Land	315,533
Buildings, Improvements and Acquisition Fees	700,813
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	315,533
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	701,091
Gross Amount at Which Carried at Close of Period Total	1,016,624
Accumulated Depreciation	650,942
Date Acquired	9/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MA [Member] | Marlborough [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marlborough
Location	MA
Initial Cost [Abstract]
Land	352,765
Buildings, Improvements and Acquisition Fees	776,488
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	232
Gross Amount at Which Carried at Close of Period Land	352,765
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	776,720
Gross Amount at Which Carried at Close of Period Total	1,129,485
Accumulated Depreciation	715,749
Date Acquired	11/4/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MA [Member] | Westborough [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westborough
Location	MA
Initial Cost [Abstract]
Land	359,412
Buildings, Improvements and Acquisition Fees	773,877
Cost Capitalized Subsequent to Acquisition Improvements	42,842
Cost Capitalized Subsequent to Acquisition Carrying Costs	12,173
Gross Amount at Which Carried at Close of Period Land	359,412
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	828,892
Gross Amount at Which Carried at Close of Period Total	1,188,304
Accumulated Depreciation	713,940
Date Acquired	11/1/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MD [Member] | Waldorf [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waldorf
Location	MD
Initial Cost [Abstract]
Land	237,207
Buildings, Improvements and Acquisition Fees	526,844
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	237,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	527,016
Gross Amount at Which Carried at Close of Period Total	764,223
Accumulated Depreciation	505,921
Date Acquired	12/31/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MD [Member] | Ellicott City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ellicott City
Location	MD
Initial Cost [Abstract]
Land	219,368
Buildings, Improvements and Acquisition Fees	630,839
Cost Capitalized Subsequent to Acquisition Improvements	26,550
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	219,368
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	657,389
Gross Amount at Which Carried at Close of Period Total	876,757
Accumulated Depreciation	592,602
Date Acquired	12/19/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MD [Member] | Frederick [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Frederick
Location	MD
Initial Cost [Abstract]
Land	203,352
Buildings, Improvements and Acquisition Fees	1,017,109
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	203,352
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,017,109
Gross Amount at Which Carried at Close of Period Total	1,220,461
Accumulated Depreciation	547,544
Date Acquired	7/6/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MD [Member] | Olney [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olney
Location	MD
Initial Cost [Abstract]
Land	342,500
Buildings, Improvements and Acquisition Fees	760,701
Cost Capitalized Subsequent to Acquisition Improvements	4,400
Cost Capitalized Subsequent to Acquisition Carrying Costs	41,605
Gross Amount at Which Carried at Close of Period Land	342,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	806,706
Gross Amount at Which Carried at Close of Period Total	1,149,206
Accumulated Depreciation	744,537
Date Acquired	12/18/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MD [Member] | Waldorf1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waldorf
Location	MD
Initial Cost [Abstract]
Land	130,430
Buildings, Improvements and Acquisition Fees	604,702
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	130,430
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	604,980
Gross Amount at Which Carried at Close of Period Total	735,410
Accumulated Depreciation	604,906
Date Acquired	9/26/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Florissant [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florissant
Location	MO
Initial Cost [Abstract]
Land	318,500
Buildings, Improvements and Acquisition Fees	707,399
Cost Capitalized Subsequent to Acquisition Improvements	78,556
Cost Capitalized Subsequent to Acquisition Carrying Costs	10,975
Gross Amount at Which Carried at Close of Period Land	318,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	796,930
Gross Amount at Which Carried at Close of Period Total	1,115,430
Accumulated Depreciation	655,218
Date Acquired	3/30/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Florissant1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florissant
Location	MO
Initial Cost [Abstract]
Land	181,300
Buildings, Improvements and Acquisition Fees	402,672
Cost Capitalized Subsequent to Acquisition Improvements	34,635
Cost Capitalized Subsequent to Acquisition Carrying Costs	12,499
Gross Amount at Which Carried at Close of Period Land	181,300
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	449,806
Gross Amount at Which Carried at Close of Period Total	631,106
Accumulated Depreciation	376,688
Date Acquired	3/29/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Gladstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gladstone
Location	MO
Initial Cost [Abstract]
Land	294,000
Buildings, Improvements and Acquisition Fees	652,987
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	9,295
Gross Amount at Which Carried at Close of Period Land	294,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	662,282
Gross Amount at Which Carried at Close of Period Total	956,282
Accumulated Depreciation	607,205
Date Acquired	9/29/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Lees Summit [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lee's Summit
Location	MO
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	993,787
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	993,787
Gross Amount at Which Carried at Close of Period Total	1,323,787
Accumulated Depreciation	488,641
Date of Construction	7/26/1999
Date Acquired	6/17/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Lees Summit1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lee's Summit
Location	MO
Initial Cost [Abstract]
Land	313,740
Buildings, Improvements and Acquisition Fees	939,367
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	313,740
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	939,367
Gross Amount at Which Carried at Close of Period Total	1,253,107
Accumulated Depreciation	458,771
Date of Construction	9/8/1999
Date Acquired	6/30/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Lees Summit2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lee's Summit
Location	MO
Initial Cost [Abstract]
Land	239,627
Buildings, Improvements and Acquisition Fees	532,220
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	179
Gross Amount at Which Carried at Close of Period Land	239,627
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	532,399
Gross Amount at Which Carried at Close of Period Total	772,026
Accumulated Depreciation	472,100
Date Acquired	9/27/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | Liberty [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Liberty
Location	MO
Initial Cost [Abstract]
Land	65,400
Buildings, Improvements and Acquisition Fees	303,211
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	123
Gross Amount at Which Carried at Close of Period Land	65,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,334
Gross Amount at Which Carried at Close of Period Total	393,734
Accumulated Depreciation	318,008
Date Acquired	6/18/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | MO [Member] | North Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Kansas City
Location	MO
Initial Cost [Abstract]
Land	307,784
Buildings, Improvements and Acquisition Fees	910,401
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	307,784
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,401
Gross Amount at Which Carried at Close of Period Total	1,218,185
Accumulated Depreciation	474,405
Date of Construction	9/28/1999
Date Acquired	8/21/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NJ [Member] | Clementon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clementon
Location	NJ
Initial Cost [Abstract]
Land	279,851
Buildings, Improvements and Acquisition Fees	554,060
Cost Capitalized Subsequent to Acquisition Improvements	18,899
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	279,851
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	572,959
Gross Amount at Which Carried at Close of Period Total	852,810
Accumulated Depreciation	447,515
Date Acquired	9/9/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OK [Member] | Midwest City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midwest City
Location	OK
Initial Cost [Abstract]
Land	67,800
Buildings, Improvements and Acquisition Fees	314,338
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	67,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	314,338
Gross Amount at Which Carried at Close of Period Total	382,138
Accumulated Depreciation	314,338
Date Acquired	8/14/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OK [Member] | Oklahoma City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	50,800
Buildings, Improvements and Acquisition Fees	214,474
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	50,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	214,647
Gross Amount at Which Carried at Close of Period Total	265,447
Accumulated Depreciation	214,587
Date Acquired	6/15/1982
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | OK [Member] | Oklahoma City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	79,000
Buildings, Improvements and Acquisition Fees	366,261
Cost Capitalized Subsequent to Acquisition Improvements	17,659
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	79,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	384,093
Gross Amount at Which Carried at Close of Period Total	463,093
Accumulated Depreciation	381,092
Date Acquired	11/14/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | OK [Member] | Broken Arrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broken Arrow
Location	OK
Initial Cost [Abstract]
Land	78,705
Buildings, Improvements and Acquisition Fees	220,434
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	78,705
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	220,434
Gross Amount at Which Carried at Close of Period Total	299,139
Accumulated Depreciation	220,434
Date Acquired	1/27/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | OK [Member] | Yukon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yukon
Location	OK
Initial Cost [Abstract]
Land	61,000
Buildings, Improvements and Acquisition Fees	282,812
Cost Capitalized Subsequent to Acquisition Improvements	27,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	61,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	309,985
Gross Amount at Which Carried at Close of Period Total	370,985
Accumulated Depreciation	299,846
Date Acquired	5/2/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	58,160
Buildings, Improvements and Acquisition Fees	269,643
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	139
Gross Amount at Which Carried at Close of Period Land	58,160
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,782
Gross Amount at Which Carried at Close of Period Total	327,942
Accumulated Depreciation	269,778
Date Acquired	11/14/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | SC [Member] | Charleston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charleston
Location	SC
Initial Cost [Abstract]
Land	140,700
Buildings, Improvements and Acquisition Fees	312,498
Cost Capitalized Subsequent to Acquisition Improvements	25,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	376
Gross Amount at Which Carried at Close of Period Land	140,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	337,874
Gross Amount at Which Carried at Close of Period Total	478,574
Accumulated Depreciation	299,023
Date Acquired	3/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | SC [Member] | Charleston1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charleston
Location	SC
Initial Cost [Abstract]
Land	125,593
Buildings, Improvements and Acquisition Fees	278,947
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	514
Gross Amount at Which Carried at Close of Period Land	125,593
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	279,461
Gross Amount at Which Carried at Close of Period Total	405,054
Accumulated Depreciation	263,233
Date Acquired	5/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | SC [Member] | Columbia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	160,831
Buildings, Improvements and Acquisition Fees	313,600
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	223
Gross Amount at Which Carried at Close of Period Land	160,831
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	313,823
Gross Amount at Which Carried at Close of Period Total	474,654
Accumulated Depreciation	277,027
Date Acquired	12/14/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | SC [Member] | Goose Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goose Creek
Location	SC
Initial Cost [Abstract]
Land	61,635
Buildings, Improvements and Acquisition Fees	192,905
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	376
Gross Amount at Which Carried at Close of Period Land	61,635
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	193,281
Gross Amount at Which Carried at Close of Period Total	254,916
Accumulated Depreciation	193,077
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | SC [Member] | Summerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Summerville
Location	SC
Initial Cost [Abstract]
Land	44,400
Buildings, Improvements and Acquisition Fees	174,500
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	321
Gross Amount at Which Carried at Close of Period Land	44,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	174,821
Gross Amount at Which Carried at Close of Period Total	219,221
Accumulated Depreciation	174,584
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Child Care [Member] | SC [Member] | Sumter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	56,010
Buildings, Improvements and Acquisition Fees	268,903
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	344
Gross Amount at Which Carried at Close of Period Land	56,010
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,247
Gross Amount at Which Carried at Close of Period Total	325,257
Accumulated Depreciation	269,222
Date Acquired	6/18/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	269,500
Buildings, Improvements and Acquisition Fees	598,567
Cost Capitalized Subsequent to Acquisition Improvements	2,740
Cost Capitalized Subsequent to Acquisition Carrying Costs	199
Gross Amount at Which Carried at Close of Period Land	269,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	601,506
Gross Amount at Which Carried at Close of Period Total	871,006
Accumulated Depreciation	543,460
Date Acquired	3/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Chesapeake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chesapeake
Location	VA
Initial Cost [Abstract]
Land	190,050
Buildings, Improvements and Acquisition Fees	422,107
Cost Capitalized Subsequent to Acquisition Improvements	24,568
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	446,675
Gross Amount at Which Carried at Close of Period Total	636,725
Accumulated Depreciation	398,179
Date Acquired	3/28/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Virginia Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Virginia Beach
Location	VA
Initial Cost [Abstract]
Land	69,080
Buildings, Improvements and Acquisition Fees	320,270
Cost Capitalized Subsequent to Acquisition Improvements	29,024
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,825
Gross Amount at Which Carried at Close of Period Land	69,080
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	363,119
Gross Amount at Which Carried at Close of Period Total	432,199
Accumulated Depreciation	330,377
Date Acquired	11/15/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Centreville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Centreville
Location	VA
Initial Cost [Abstract]
Land	371,000
Buildings, Improvements and Acquisition Fees	824,003
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	290
Gross Amount at Which Carried at Close of Period Land	371,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	824,293
Gross Amount at Which Carried at Close of Period Total	1,195,293
Accumulated Depreciation	731,148
Date Acquired	9/29/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Glen Allen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glen Allen
Location	VA
Initial Cost [Abstract]
Land	74,643
Buildings, Improvements and Acquisition Fees	346,060
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	283
Gross Amount at Which Carried at Close of Period Land	74,643
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	346,343
Gross Amount at Which Carried at Close of Period Total	420,986
Accumulated Depreciation	346,151
Date Acquired	6/20/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | VA [Member] | Portsmouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portsmouth
Location	VA
Initial Cost [Abstract]
Land	171,575
Buildings, Improvements and Acquisition Fees	381,073
Cost Capitalized Subsequent to Acquisition Improvements	24,932
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	171,575
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	406,005
Gross Amount at Which Carried at Close of Period Total	577,580
Accumulated Depreciation	364,556
Date Acquired	12/21/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WI [Member] | Appleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Appleton
Location	WI
Initial Cost [Abstract]
Land	196,000
Buildings, Improvements and Acquisition Fees	424,038
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	370
Gross Amount at Which Carried at Close of Period Land	196,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	424,408
Gross Amount at Which Carried at Close of Period Total	620,408
Accumulated Depreciation	362,898
Date Acquired	7/10/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WI [Member] | Waukesha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waukesha
Location	WI
Initial Cost [Abstract]
Land	233,100
Buildings, Improvements and Acquisition Fees	461,500
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	370
Gross Amount at Which Carried at Close of Period Land	233,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	461,870
Gross Amount at Which Carried at Close of Period Total	694,970
Accumulated Depreciation	386,335
Date Acquired	12/13/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | WI [Member] | Waukesha1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waukesha
Location	WI
Initial Cost [Abstract]
Land	215,950
Buildings, Improvements and Acquisition Fees	427,546
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	370
Gross Amount at Which Carried at Close of Period Land	215,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	427,916
Gross Amount at Which Carried at Close of Period Total	643,866
Accumulated Depreciation	357,923
Date Acquired	12/13/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Child Care [Member] | NH [Member] | Londonderry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Londonderry
Location	NH
Initial Cost [Abstract]
Land	335,467
Buildings, Improvements and Acquisition Fees	745,082
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	335,467
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	745,360
Gross Amount at Which Carried at Close of Period Total	1,080,827
Accumulated Depreciation	663,770
Date Acquired	8/18/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	401,874
Buildings, Improvements and Acquisition Fees	933,768
Cost Capitalized Subsequent to Acquisition Improvements	103,336
Cost Capitalized Subsequent to Acquisition Carrying Costs	31,913
Gross Amount at Which Carried at Close of Period Land	401,874
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,069,017
Gross Amount at Which Carried at Close of Period Total	1,470,891
Accumulated Depreciation	548,348
Date Acquired	12/23/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | FL [Member] | Melbourne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Melbourne
Location	FL
Initial Cost [Abstract]
Land	269,697
Buildings, Improvements and Acquisition Fees	522,414
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	716
Gross Amount at Which Carried at Close of Period Land	269,697
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	523,130
Gross Amount at Which Carried at Close of Period Total	792,827
Accumulated Depreciation	316,345
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | FL [Member] | Mary Esther [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mary Esther
Location	FL
Initial Cost [Abstract]
Land	149,696
Buildings, Improvements and Acquisition Fees	363,263
Cost Capitalized Subsequent to Acquisition Improvements	60,014
Cost Capitalized Subsequent to Acquisition Carrying Costs	57
Gross Amount at Which Carried at Close of Period Land	149,696
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,334
Gross Amount at Which Carried at Close of Period Total	573,030
Accumulated Depreciation	228,074
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | NY [Member] | Westbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westbury
Location	NY
Initial Cost [Abstract]
Land	6,333,590
Buildings, Improvements and Acquisition Fees	3,952,773
Cost Capitalized Subsequent to Acquisition Improvements	20,493
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	6,333,590
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,973,266
Gross Amount at Which Carried at Close of Period Total	10,306,856
Accumulated Depreciation	2,267,121
Date Acquired	9/29/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | GA [Member] | Smyrna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	GA
Initial Cost [Abstract]
Land	1,094,058
Buildings, Improvements and Acquisition Fees	3,090,236
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,094,058
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,090,236
Gross Amount at Which Carried at Close of Period Total	4,184,294
Accumulated Depreciation	1,797,373
Date Acquired	6/9/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | NC [Member] | Pineville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pineville
Location	NC
Initial Cost [Abstract]
Land	567,864
Buildings, Improvements and Acquisition Fees	840,284
Cost Capitalized Subsequent to Acquisition Improvements	37,249
Cost Capitalized Subsequent to Acquisition Carrying Costs	39,217
Gross Amount at Which Carried at Close of Period Land	567,864
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	916,750
Gross Amount at Which Carried at Close of Period Total	1,484,614
Accumulated Depreciation	462,251
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | TN [Member] | Bartlett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bartlett
Location	TN
Initial Cost [Abstract]
Land	420,000
Buildings, Improvements and Acquisition Fees	674,437
Cost Capitalized Subsequent to Acquisition Improvements	38,966
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,323
Gross Amount at Which Carried at Close of Period Land	420,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	719,726
Gross Amount at Which Carried at Close of Period Total	1,139,726
Accumulated Depreciation	341,427
Date of Construction	5/12/1999
Date Acquired	2/23/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | IN [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	IN
Initial Cost [Abstract]
Land	93,999
Buildings, Improvements and Acquisition Fees	193,753
Cost Capitalized Subsequent to Acquisition Improvements	2,822
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	93,999
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	196,660
Gross Amount at Which Carried at Close of Period Total	290,659
Accumulated Depreciation	118,157
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Consumer Electronics [Member] | MI [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MI
Initial Cost [Abstract]
Land	550,162
Buildings, Improvements and Acquisition Fees	571,590
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	550,162
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	571,590
Gross Amount at Which Carried at Close of Period Total	1,121,752
Accumulated Depreciation	294,493
Date of Construction	1/15/1999
Date Acquired	9/25/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	821,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	821,637
Gross Amount at Which Carried at Close of Period Total	1,381,637
Accumulated Depreciation	256,074
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	440,000
Buildings, Improvements and Acquisition Fees	511,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	440,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	511,637
Gross Amount at Which Carried at Close of Period Total	951,637
Accumulated Depreciation	159,458
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	360,000
Buildings, Improvements and Acquisition Fees	421,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	360,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,637
Gross Amount at Which Carried at Close of Period Total	781,637
Accumulated Depreciation	131,408
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	220,000
Buildings, Improvements and Acquisition Fees	311,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	220,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,637
Gross Amount at Which Carried at Close of Period Total	531,637
Accumulated Depreciation	97,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Peoria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peoria
Location	AZ
Initial Cost [Abstract]
Land	520,000
Buildings, Improvements and Acquisition Fees	751,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	520,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	751,637
Gross Amount at Which Carried at Close of Period Total	1,271,637
Accumulated Depreciation	234,258
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Sierra Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sierra Vista
Location	AZ
Initial Cost [Abstract]
Land	110,000
Buildings, Improvements and Acquisition Fees	301,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	110,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	301,637
Gross Amount at Which Carried at Close of Period Total	411,637
Accumulated Depreciation	94,008
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tucson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	240,000
Buildings, Improvements and Acquisition Fees	341,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	341,637
Gross Amount at Which Carried at Close of Period Total	581,637
Accumulated Depreciation	106,474
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	710,000
Buildings, Improvements and Acquisition Fees	591,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	710,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	591,637
Gross Amount at Which Carried at Close of Period Total	1,301,637
Accumulated Depreciation	184,391
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Scottsdale
Location	AZ
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	201,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	201,637
Gross Amount at Which Carried at Close of Period Total	411,637
Accumulated Depreciation	62,841
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Scottsdale1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Scottsdale
Location	AZ
Initial Cost [Abstract]
Land	660,000
Buildings, Improvements and Acquisition Fees	1,031,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	660,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,031,637
Gross Amount at Which Carried at Close of Period Total	1,691,637
Accumulated Depreciation	321,524
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tempe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tempe
Location	AZ
Initial Cost [Abstract]
Land	620,000
Buildings, Improvements and Acquisition Fees	1,071,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,637
Gross Amount at Which Carried at Close of Period Total	1,691,637
Accumulated Depreciation	333,991
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Florence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florence
Location	AZ
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	371,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	371,637
Gross Amount at Which Carried at Close of Period Total	521,637
Accumulated Depreciation	115,824
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Gilbert [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gilbert
Location	AZ
Initial Cost [Abstract]
Land	680,000
Buildings, Improvements and Acquisition Fees	1,111,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	680,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,111,637
Gross Amount at Which Carried at Close of Period Total	1,791,637
Accumulated Depreciation	346,458
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Litchfield Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Litchfield Park
Location	AZ
Initial Cost [Abstract]
Land	610,000
Buildings, Improvements and Acquisition Fees	531,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	610,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	531,637
Gross Amount at Which Carried at Close of Period Total	1,141,637
Accumulated Depreciation	165,691
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Marana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marana
Location	AZ
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	331,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	331,637
Gross Amount at Which Carried at Close of Period Total	511,637
Accumulated Depreciation	103,358
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Marana1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marana
Location	AZ
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	911,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	911,637
Gross Amount at Which Carried at Close of Period Total	1,241,637
Accumulated Depreciation	284,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Maricopa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maricopa
Location	AZ
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	361,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,637
Gross Amount at Which Carried at Close of Period Total	531,637
Accumulated Depreciation	112,708
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	750,000
Buildings, Improvements and Acquisition Fees	1,071,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	750,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,637
Gross Amount at Which Carried at Close of Period Total	1,821,637
Accumulated Depreciation	333,991
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	810,000
Buildings, Improvements and Acquisition Fees	1,061,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	810,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,061,637
Gross Amount at Which Carried at Close of Period Total	1,871,637
Accumulated Depreciation	330,874
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	890,000
Buildings, Improvements and Acquisition Fees	1,081,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	890,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,081,637
Gross Amount at Which Carried at Close of Period Total	1,971,637
Accumulated Depreciation	337,108
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	780,000
Buildings, Improvements and Acquisition Fees	1,071,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	780,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,637
Gross Amount at Which Carried at Close of Period Total	1,851,637
Accumulated Depreciation	333,991
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Mesa5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	900,000
Buildings, Improvements and Acquisition Fees	1,191,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	900,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,191,637
Gross Amount at Which Carried at Close of Period Total	2,091,637
Accumulated Depreciation	371,391
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Payson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Payson
Location	AZ
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	351,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	351,637
Gross Amount at Which Carried at Close of Period Total	561,637
Accumulated Depreciation	109,591
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Payson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Payson
Location	AZ
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	311,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,637
Gross Amount at Which Carried at Close of Period Total	571,637
Accumulated Depreciation	97,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	661,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	661,637
Gross Amount at Which Carried at Close of Period Total	981,637
Accumulated Depreciation	206,208
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	450,000
Buildings, Improvements and Acquisition Fees	651,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	450,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,637
Gross Amount at Which Carried at Close of Period Total	1,101,637
Accumulated Depreciation	203,091
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	430,000
Buildings, Improvements and Acquisition Fees	711,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	430,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	711,637
Gross Amount at Which Carried at Close of Period Total	1,141,637
Accumulated Depreciation	221,791
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	730,000
Buildings, Improvements and Acquisition Fees	931,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	730,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	931,637
Gross Amount at Which Carried at Close of Period Total	1,661,637
Accumulated Depreciation	290,358
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	931,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	931,637
Gross Amount at Which Carried at Close of Period Total	1,331,637
Accumulated Depreciation	290,358
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Phoenix8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	790,000
Buildings, Improvements and Acquisition Fees	1,051,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	790,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,051,637
Gross Amount at Which Carried at Close of Period Total	1,841,637
Accumulated Depreciation	327,758
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Pinetop [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pinetop
Location	AZ
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	311,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,637
Gross Amount at Which Carried at Close of Period Total	481,637
Accumulated Depreciation	97,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Queen Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Queen Creek
Location	AZ
Initial Cost [Abstract]
Land	520,000
Buildings, Improvements and Acquisition Fees	891,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	520,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	891,637
Gross Amount at Which Carried at Close of Period Total	1,411,637
Accumulated Depreciation	277,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tempe1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tempe
Location	AZ
Initial Cost [Abstract]
Land	270,000
Buildings, Improvements and Acquisition Fees	461,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	270,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	461,637
Gross Amount at Which Carried at Close of Period Total	731,637
Accumulated Depreciation	143,874
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tolleson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tolleson
Location	AZ
Initial Cost [Abstract]
Land	460,000
Buildings, Improvements and Acquisition Fees	1,231,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	460,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,231,637
Gross Amount at Which Carried at Close of Period Total	1,691,637
Accumulated Depreciation	383,858
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tombstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tombstone
Location	AZ
Initial Cost [Abstract]
Land	110,000
Buildings, Improvements and Acquisition Fees	381,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	110,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	381,637
Gross Amount at Which Carried at Close of Period Total	491,637
Accumulated Depreciation	118,941
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tucson2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	550,000
Buildings, Improvements and Acquisition Fees	511,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	550,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	511,637
Gross Amount at Which Carried at Close of Period Total	1,061,637
Accumulated Depreciation	159,458
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Tucson3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	126,000
Buildings, Improvements and Acquisition Fees	234,565
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	126,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	234,565
Gross Amount at Which Carried at Close of Period Total	360,565
Accumulated Depreciation	72,324
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Wellton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wellton
Location	AZ
Initial Cost [Abstract]
Land	120,000
Buildings, Improvements and Acquisition Fees	291,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	120,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,637
Gross Amount at Which Carried at Close of Period Total	411,637
Accumulated Depreciation	90,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AZ [Member] | Wickenburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wickenburg
Location	AZ
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	291,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,637
Gross Amount at Which Carried at Close of Period Total	441,637
Accumulated Depreciation	90,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | CT [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	CT
Initial Cost [Abstract]
Land	118,262
Buildings, Improvements and Acquisition Fees	305,510
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	118,262
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	305,510
Gross Amount at Which Carried at Close of Period Total	423,772
Accumulated Depreciation	205,201
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | CT [Member] | Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vernon
Location	CT
Initial Cost [Abstract]
Land	179,646
Buildings, Improvements and Acquisition Fees	319,372
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	179,646
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	319,372
Gross Amount at Which Carried at Close of Period Total	499,018
Accumulated Depreciation	214,511
Date Acquired	3/9/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | CT [Member] | Westbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westbrook
Location	CT
Initial Cost [Abstract]
Land	98,247
Buildings, Improvements and Acquisition Fees	373,340
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	98,247
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,340
Gross Amount at Which Carried at Close of Period Total	471,587
Accumulated Depreciation	250,760
Date Acquired	3/9/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	522,188
Buildings, Improvements and Acquisition Fees	371,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	522,188
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	371,885
Gross Amount at Which Carried at Close of Period Total	894,073
Accumulated Depreciation	187,801
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	301,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	301,637
Gross Amount at Which Carried at Close of Period Total	601,637
Accumulated Depreciation	94,008
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Tampa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	380,000
Buildings, Improvements and Acquisition Fees	361,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	380,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,637
Gross Amount at Which Carried at Close of Period Total	741,637
Accumulated Depreciation	112,708
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Tampa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	591,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	591,637
Gross Amount at Which Carried at Close of Period Total	911,637
Accumulated Depreciation	184,391
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	515,834
Buildings, Improvements and Acquisition Fees	873,187
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	515,834
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	873,187
Gross Amount at Which Carried at Close of Period Total	1,389,021
Accumulated Depreciation	440,958
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	527,076
Buildings, Improvements and Acquisition Fees	464,561
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,076
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	464,561
Gross Amount at Which Carried at Close of Period Total	991,637
Accumulated Depreciation	144,785
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	240,000
Buildings, Improvements and Acquisition Fees	301,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	301,637
Gross Amount at Which Carried at Close of Period Total	541,637
Accumulated Depreciation	94,008
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Panama City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Panama City
Location	FL
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	431,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,637
Gross Amount at Which Carried at Close of Period Total	641,637
Accumulated Depreciation	134,524
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Pensacola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	168,000
Buildings, Improvements and Acquisition Fees	312,727
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	168,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	312,727
Gross Amount at Which Carried at Close of Period Total	480,727
Accumulated Depreciation	96,422
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Tallahassee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tallahassee
Location	FL
Initial Cost [Abstract]
Land	600,000
Buildings, Improvements and Acquisition Fees	341,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	341,637
Gross Amount at Which Carried at Close of Period Total	941,637
Accumulated Depreciation	106,474
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Webster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Webster
Location	FL
Initial Cost [Abstract]
Land	640,000
Buildings, Improvements and Acquisition Fees	1,071,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	640,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,637
Gross Amount at Which Carried at Close of Period Total	1,711,637
Accumulated Depreciation	333,991
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Clearwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clearwater
Location	FL
Initial Cost [Abstract]
Land	359,792
Buildings, Improvements and Acquisition Fees	311,845
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	359,792
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,845
Gross Amount at Which Carried at Close of Period Total	671,637
Accumulated Depreciation	97,189
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Jacksonville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	266,111
Buildings, Improvements and Acquisition Fees	494,206
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	494,206
Gross Amount at Which Carried at Close of Period Total	760,317
Accumulated Depreciation	152,380
Date Acquired	4/1/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Englewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Englewood
Location	FL
Initial Cost [Abstract]
Land	270,000
Buildings, Improvements and Acquisition Fees	331,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	270,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	331,637
Gross Amount at Which Carried at Close of Period Total	601,637
Accumulated Depreciation	103,358
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Archer [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Archer
Location	FL
Initial Cost [Abstract]
Land	296,238
Buildings, Improvements and Acquisition Fees	578,145
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	296,238
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,145
Gross Amount at Which Carried at Close of Period Total	874,383
Accumulated Depreciation	291,962
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Bushnell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bushnell
Location	FL
Initial Cost [Abstract]
Land	130,000
Buildings, Improvements and Acquisition Fees	291,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	130,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,637
Gross Amount at Which Carried at Close of Period Total	421,637
Accumulated Depreciation	90,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Cocoa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cocoa
Location	FL
Initial Cost [Abstract]
Land	323,827
Buildings, Improvements and Acquisition Fees	287,810
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	323,827
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	287,810
Gross Amount at Which Carried at Close of Period Total	611,637
Accumulated Depreciation	89,698
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Deltona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Deltona
Location	FL
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	321,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	321,637
Gross Amount at Which Carried at Close of Period Total	461,637
Accumulated Depreciation	100,241
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Ellenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ellenton
Location	FL
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	261,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,637
Gross Amount at Which Carried at Close of Period Total	511,637
Accumulated Depreciation	81,541
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	480,318
Buildings, Improvements and Acquisition Fees	600,633
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	480,318
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	600,633
Gross Amount at Which Carried at Close of Period Total	1,080,951
Accumulated Depreciation	303,318
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	347,310
Buildings, Improvements and Acquisition Fees	694,859
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	347,310
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	694,859
Gross Amount at Which Carried at Close of Period Total	1,042,169
Accumulated Depreciation	350,902
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	339,263
Buildings, Improvements and Acquisition Fees	658,807
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	339,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	658,807
Gross Amount at Which Carried at Close of Period Total	998,070
Accumulated Depreciation	332,696
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	351,921
Buildings, Improvements and Acquisition Fees	552,557
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,921
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	552,557
Gross Amount at Which Carried at Close of Period Total	904,478
Accumulated Depreciation	279,040
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Gainesville5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	500,032
Buildings, Improvements and Acquisition Fees	850,291
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,032
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	850,291
Gross Amount at Which Carried at Close of Period Total	1,350,323
Accumulated Depreciation	429,396
Date Acquired	5/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Homosassa Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Homosassa Springs
Location	FL
Initial Cost [Abstract]
Land	740,000
Buildings, Improvements and Acquisition Fees	621,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	740,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	621,637
Gross Amount at Which Carried at Close of Period Total	1,361,637
Accumulated Depreciation	193,741
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Hudson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hudson
Location	FL
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	351,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	351,637
Gross Amount at Which Carried at Close of Period Total	651,637
Accumulated Depreciation	109,591
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Intercession City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Intercession City
Location	FL
Initial Cost [Abstract]
Land	161,776
Buildings, Improvements and Acquisition Fees	319,861
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	161,776
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	319,861
Gross Amount at Which Carried at Close of Period Total	481,637
Accumulated Depreciation	99,687
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Key West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Key West
Location	FL
Initial Cost [Abstract]
Land	873,700
Buildings, Improvements and Acquisition Fees	627,937
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	873,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	627,937
Gross Amount at Which Carried at Close of Period Total	1,501,637
Accumulated Depreciation	195,704
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Key West1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Key West
Location	FL
Initial Cost [Abstract]
Land	492,785
Buildings, Improvements and Acquisition Fees	208,852
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,785
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	208,852
Gross Amount at Which Carried at Close of Period Total	701,637
Accumulated Depreciation	65,090
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Lakeland1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	321,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	321,637
Gross Amount at Which Carried at Close of Period Total	621,637
Accumulated Depreciation	100,241
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Lakeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeport
Location	FL
Initial Cost [Abstract]
Land	180,342
Buildings, Improvements and Acquisition Fees	331,295
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,342
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	331,295
Gross Amount at Which Carried at Close of Period Total	511,637
Accumulated Depreciation	103,251
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Land O Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Land O' Lakes
Location	FL
Initial Cost [Abstract]
Land	120,000
Buildings, Improvements and Acquisition Fees	361,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	120,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,637
Gross Amount at Which Carried at Close of Period Total	481,637
Accumulated Depreciation	112,708
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Lutz [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lutz
Location	FL
Initial Cost [Abstract]
Land	480,000
Buildings, Improvements and Acquisition Fees	421,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	480,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,637
Gross Amount at Which Carried at Close of Period Total	901,637
Accumulated Depreciation	131,408
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Naples [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Naples
Location	FL
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	301,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	301,637
Gross Amount at Which Carried at Close of Period Total	451,637
Accumulated Depreciation	94,008
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Naples1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Naples
Location	FL
Initial Cost [Abstract]
Land	620,000
Buildings, Improvements and Acquisition Fees	381,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	381,637
Gross Amount at Which Carried at Close of Period Total	1,001,637
Accumulated Depreciation	118,941
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | New Port Richey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Port Richey
Location	FL
Initial Cost [Abstract]
Land	190,000
Buildings, Improvements and Acquisition Fees	601,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	601,637
Gross Amount at Which Carried at Close of Period Total	791,637
Accumulated Depreciation	187,508
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | North Fort Meyers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Fort Meyers
Location	FL
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	281,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	281,637
Gross Amount at Which Carried at Close of Period Total	421,637
Accumulated Depreciation	87,774
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Okeechobee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Okeechobee
Location	FL
Initial Cost [Abstract]
Land	195,075
Buildings, Improvements and Acquisition Fees	346,562
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	195,075
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	346,562
Gross Amount at Which Carried at Close of Period Total	541,637
Accumulated Depreciation	108,009
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Palm Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palm Bay
Location	FL
Initial Cost [Abstract]
Land	230,880
Buildings, Improvements and Acquisition Fees	300,757
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,880
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,757
Gross Amount at Which Carried at Close of Period Total	531,637
Accumulated Depreciation	93,733
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Palm Harbor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palm Harbor
Location	FL
Initial Cost [Abstract]
Land	510,000
Buildings, Improvements and Acquisition Fees	381,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	510,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	381,637
Gross Amount at Which Carried at Close of Period Total	891,637
Accumulated Depreciation	118,941
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Port Charlotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Port Charlotte
Location	FL
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	311,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,637
Gross Amount at Which Carried at Close of Period Total	481,637
Accumulated Depreciation	97,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Port Charlotte1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Port Charlotte
Location	FL
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	356,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	356,637
Gross Amount at Which Carried at Close of Period Total	556,637
Accumulated Depreciation	111,149
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Port Orange [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Port Orange
Location	FL
Initial Cost [Abstract]
Land	609,438
Buildings, Improvements and Acquisition Fees	512,199
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	609,438
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	512,199
Gross Amount at Which Carried at Close of Period Total	1,121,637
Accumulated Depreciation	159,633
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Punta Gorda [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Punta Gorda
Location	FL
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	511,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	511,637
Gross Amount at Which Carried at Close of Period Total	911,637
Accumulated Depreciation	159,458
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | FL [Member] | Winter Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winter Springs
Location	FL
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	291,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,637
Gross Amount at Which Carried at Close of Period Total	441,637
Accumulated Depreciation	90,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NY [Member] | Kingston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingston
Location	NY
Initial Cost [Abstract]
Land	257,763
Buildings, Improvements and Acquisition Fees	456,042
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	257,763
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,042
Gross Amount at Which Carried at Close of Period Total	713,805
Accumulated Depreciation	304,788
Date Acquired	4/6/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Norcross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	384,162
Buildings, Improvements and Acquisition Fees	651,273
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	384,162
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,273
Gross Amount at Which Carried at Close of Period Total	1,035,435
Accumulated Depreciation	378,764
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rome [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	391,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,242
Gross Amount at Which Carried at Close of Period Total	601,242
Accumulated Depreciation	128,451
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Decatur [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Decatur
Location	GA
Initial Cost [Abstract]
Land	529,383
Buildings, Improvements and Acquisition Fees	532,429
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	529,383
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	532,429
Gross Amount at Which Carried at Close of Period Total	1,061,812
Accumulated Depreciation	309,635
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Lithonia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lithonia
Location	GA
Initial Cost [Abstract]
Land	386,784
Buildings, Improvements and Acquisition Fees	776,436
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	386,784
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	776,436
Gross Amount at Which Carried at Close of Period Total	1,163,220
Accumulated Depreciation	451,570
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Summerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Summerville
Location	GA
Initial Cost [Abstract]
Land	66,231
Buildings, Improvements and Acquisition Fees	124,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	66,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	124,242
Gross Amount at Which Carried at Close of Period Total	190,473
Accumulated Depreciation	40,787
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	620,000
Buildings, Improvements and Acquisition Fees	383,232
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	383,232
Gross Amount at Which Carried at Close of Period Total	1,003,232
Accumulated Depreciation	190,972
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	540,000
Buildings, Improvements and Acquisition Fees	337,853
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	337,853
Gross Amount at Which Carried at Close of Period Total	877,853
Accumulated Depreciation	168,359
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	510,000
Buildings, Improvements and Acquisition Fees	392,929
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	510,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	392,929
Gross Amount at Which Carried at Close of Period Total	902,929
Accumulated Depreciation	195,805
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	422,020
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	422,020
Gross Amount at Which Carried at Close of Period Total	602,020
Accumulated Depreciation	210,303
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	392,171
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	392,171
Gross Amount at Which Carried at Close of Period Total	652,171
Accumulated Depreciation	195,429
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Augusta5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	240,000
Buildings, Improvements and Acquisition Fees	451,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	451,637
Gross Amount at Which Carried at Close of Period Total	691,637
Accumulated Depreciation	140,758
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Cahutta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cahutta
Location	GA
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	813,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,742
Gross Amount at Which Carried at Close of Period Total	1,251,242
Accumulated Depreciation	267,172
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Calhoun [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calhoun
Location	GA
Initial Cost [Abstract]
Land	122,500
Buildings, Improvements and Acquisition Fees	228,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	122,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,742
Gross Amount at Which Carried at Close of Period Total	351,242
Accumulated Depreciation	75,097
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Calhoun1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Calhoun
Location	GA
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	488,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,742
Gross Amount at Which Carried at Close of Period Total	751,242
Accumulated Depreciation	160,464
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Cartersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cartersville
Location	GA
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	488,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,742
Gross Amount at Which Carried at Close of Period Total	751,242
Accumulated Depreciation	160,464
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Chatsworth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chatsworth
Location	GA
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	261,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	47
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,289
Gross Amount at Which Carried at Close of Period Total	401,289
Accumulated Depreciation	85,795
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Chatsworth1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chatsworth
Location	GA
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	261,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	47
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,289
Gross Amount at Which Carried at Close of Period Total	401,289
Accumulated Depreciation	85,795
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Chatsworth2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chatsworth
Location	GA
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	261,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	47
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,289
Gross Amount at Which Carried at Close of Period Total	401,289
Accumulated Depreciation	85,795
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Chickamauga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chickamauga
Location	GA
Initial Cost [Abstract]
Land	181,731
Buildings, Improvements and Acquisition Fees	338,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,731
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,742
Gross Amount at Which Carried at Close of Period Total	520,473
Accumulated Depreciation	111,214
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	171,500
Buildings, Improvements and Acquisition Fees	319,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	171,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	319,742
Gross Amount at Which Carried at Close of Period Total	491,242
Accumulated Depreciation	104,976
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	87,500
Buildings, Improvements and Acquisition Fees	163,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	87,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	163,742
Gross Amount at Which Carried at Close of Period Total	251,242
Accumulated Depreciation	53,756
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	485,650
Buildings, Improvements and Acquisition Fees	903,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	485,650
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	903,162
Gross Amount at Which Carried at Close of Period Total	1,388,812
Accumulated Depreciation	296,532
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	146,000
Buildings, Improvements and Acquisition Fees	272,385
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	146,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	272,385
Gross Amount at Which Carried at Close of Period Total	418,385
Accumulated Depreciation	89,427
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	420,000
Buildings, Improvements and Acquisition Fees	781,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	420,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	781,242
Gross Amount at Which Carried at Close of Period Total	1,201,242
Accumulated Depreciation	256,501
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	391,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,242
Gross Amount at Which Carried at Close of Period Total	601,242
Accumulated Depreciation	128,451
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dalton6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dalton
Location	GA
Initial Cost [Abstract]
Land	332,500
Buildings, Improvements and Acquisition Fees	618,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	332,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	618,742
Gross Amount at Which Carried at Close of Period Total	951,242
Accumulated Depreciation	203,147
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Dunwoody [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dunwoody
Location	GA
Initial Cost [Abstract]
Land	545,462
Buildings, Improvements and Acquisition Fees	724,254
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	545,462
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	724,254
Gross Amount at Which Carried at Close of Period Total	1,269,716
Accumulated Depreciation	421,205
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Flintstone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flintstone
Location	GA
Initial Cost [Abstract]
Land	157,500
Buildings, Improvements and Acquisition Fees	293,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,742
Gross Amount at Which Carried at Close of Period Total	451,242
Accumulated Depreciation	96,439
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lafayette
Location	GA
Initial Cost [Abstract]
Land	122,500
Buildings, Improvements and Acquisition Fees	228,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	122,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,742
Gross Amount at Which Carried at Close of Period Total	351,242
Accumulated Depreciation	75,097
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Mableton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mableton
Location	GA
Initial Cost [Abstract]
Land	491,069
Buildings, Improvements and Acquisition Fees	355,957
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	491,069
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	355,957
Gross Amount at Which Carried at Close of Period Total	847,026
Accumulated Depreciation	207,000
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Martinez [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martinez
Location	GA
Initial Cost [Abstract]
Land	450,000
Buildings, Improvements and Acquisition Fees	402,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	450,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	402,777
Gross Amount at Which Carried at Close of Period Total	852,777
Accumulated Depreciation	200,713
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Martinez1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martinez
Location	GA
Initial Cost [Abstract]
Land	830,000
Buildings, Improvements and Acquisition Fees	871,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	830,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	871,637
Gross Amount at Which Carried at Close of Period Total	1,701,637
Accumulated Depreciation	271,658
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Ringgold [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ringgold
Location	GA
Initial Cost [Abstract]
Land	385,000
Buildings, Improvements and Acquisition Fees	716,242
Cost Capitalized Subsequent to Acquisition Improvements	(21,175)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	363,825
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	716,242
Gross Amount at Which Carried at Close of Period Total	1,080,067
Accumulated Depreciation	235,160
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Ringgold1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ringgold
Location	GA
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	350,000
Accumulated Depreciation	0
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Ringgold2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ringgold
Location	GA
Initial Cost [Abstract]
Land	234,500
Buildings, Improvements and Acquisition Fees	1,168,914
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	234,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,168,914
Gross Amount at Which Carried at Close of Period Total	1,403,414
Accumulated Depreciation	332,564
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Ringgold3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ringgold
Location	GA
Initial Cost [Abstract]
Land	482,251
Buildings, Improvements and Acquisition Fees	896,851
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	482,251
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	896,851
Gross Amount at Which Carried at Close of Period Total	1,379,102
Accumulated Depreciation	294,460
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rocky Face [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rocky Face
Location	GA
Initial Cost [Abstract]
Land	164,231
Buildings, Improvements and Acquisition Fees	306,241
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	164,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	306,241
Gross Amount at Which Carried at Close of Period Total	470,472
Accumulated Depreciation	100,543
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rome1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	199,199
Buildings, Improvements and Acquisition Fees	371,183
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	199,199
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	371,183
Gross Amount at Which Carried at Close of Period Total	570,382
Accumulated Depreciation	121,865
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rome2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	201,791
Buildings, Improvements and Acquisition Fees	375,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	201,791
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,997
Gross Amount at Which Carried at Close of Period Total	577,788
Accumulated Depreciation	123,446
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rome3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	586,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,242
Gross Amount at Which Carried at Close of Period Total	901,242
Accumulated Depreciation	192,476
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Rossville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rossville
Location	GA
Initial Cost [Abstract]
Land	157,500
Buildings, Improvements and Acquisition Fees	293,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,742
Gross Amount at Which Carried at Close of Period Total	451,242
Accumulated Depreciation	96,439
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | GA [Member] | Trenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Trenton
Location	GA
Initial Cost [Abstract]
Land	129,231
Buildings, Improvements and Acquisition Fees	241,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	129,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	241,242
Gross Amount at Which Carried at Close of Period Total	370,473
Accumulated Depreciation	79,202
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Ham Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ham Lake
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Princeton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Princeton
Location	MN
Initial Cost [Abstract]
Land	546,257
Buildings, Improvements and Acquisition Fees	1,012,476
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	546,257
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,014,476
Gross Amount at Which Carried at Close of Period Total	1,560,733
Accumulated Depreciation	42,403
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Newport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newport
Location	MN
Initial Cost [Abstract]
Land	967,228
Buildings, Improvements and Acquisition Fees	1,794,280
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	967,228
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,796,280
Gross Amount at Which Carried at Close of Period Total	2,763,508
Accumulated Depreciation	74,978
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Cloud [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Cloud
Location	MN
Initial Cost [Abstract]
Land	786,129
Buildings, Improvements and Acquisition Fees	1,458,454
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	786,129
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,459,954
Gross Amount at Which Carried at Close of Period Total	2,246,083
Accumulated Depreciation	60,931
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Woodbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodbury
Location	MN
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,786,000
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,787,500
Gross Amount at Which Carried at Close of Period Total	2,750,000
Accumulated Depreciation	74,579
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Eagan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eagan
Location	MN
Initial Cost [Abstract]
Land	699,277
Buildings, Improvements and Acquisition Fees	1,296,658
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	699,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,298,658
Gross Amount at Which Carried at Close of Period Total	1,997,935
Accumulated Depreciation	54,244
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	MN
Initial Cost [Abstract]
Land	132,924
Buildings, Improvements and Acquisition Fees	244,858
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	132,924
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	246,858
Gross Amount at Which Carried at Close of Period Total	379,782
Accumulated Depreciation	10,419
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Roseville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	403,786
Buildings, Improvements and Acquisition Fees	748,387
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	403,786
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	749,887
Gross Amount at Which Carried at Close of Period Total	1,153,673
Accumulated Depreciation	31,345
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Apple Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Apple Valley
Location	MN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	648,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,000,000
Accumulated Depreciation	27,217
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brooklyn Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Park
Location	MN
Initial Cost [Abstract]
Land	830,336
Buildings, Improvements and Acquisition Fees	1,540,052
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	830,336
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,542,052
Gross Amount at Which Carried at Close of Period Total	2,372,388
Accumulated Depreciation	64,386
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Eden Prairie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eden Prairie
Location	MN
Initial Cost [Abstract]
Land	947,702
Buildings, Improvements and Acquisition Fees	1,758,519
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	947,702
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,760,019
Gross Amount at Which Carried at Close of Period Total	2,707,721
Accumulated Depreciation	73,434
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | White Bear Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	White Bear Lake
Location	MN
Initial Cost [Abstract]
Land	943,945
Buildings, Improvements and Acquisition Fees	1,751,040
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	943,945
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,753,040
Gross Amount at Which Carried at Close of Period Total	2,696,985
Accumulated Depreciation	73,177
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Andover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Andover
Location	MN
Initial Cost [Abstract]
Land	888,706
Buildings, Improvements and Acquisition Fees	1,648,454
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	888,706
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,650,454
Gross Amount at Which Carried at Close of Period Total	2,539,160
Accumulated Depreciation	68,902
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Baxter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Baxter
Location	MN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	648,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,000,000
Accumulated Depreciation	27,217
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Blaine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blaine
Location	MN
Initial Cost [Abstract]
Land	767,270
Buildings, Improvements and Acquisition Fees	1,422,929
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	767,270
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,424,929
Gross Amount at Which Carried at Close of Period Total	2,192,199
Accumulated Depreciation	59,505
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Bloomington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bloomington
Location	MN
Initial Cost [Abstract]
Land	676,771
Buildings, Improvements and Acquisition Fees	1,255,359
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	676,771
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,256,859
Gross Amount at Which Carried at Close of Period Total	1,933,630
Accumulated Depreciation	52,469
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Bloomington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bloomington
Location	MN
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	485,500
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,500
Gross Amount at Which Carried at Close of Period Total	750,000
Accumulated Depreciation	20,446
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brainerd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brainerd
Location	MN
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	907,000
Cost Capitalized Subsequent to Acquisition Improvements	3,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,000
Gross Amount at Which Carried at Close of Period Total	1,400,000
Accumulated Depreciation	38,117
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brooklyn Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Center
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,818,061
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,915
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brooklyn Center1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Center
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brooklyn Center2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Center
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Brooklyn Park1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brooklyn Park
Location	MN
Initial Cost [Abstract]
Land	578,964
Buildings, Improvements and Acquisition Fees	1,073,220
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	578,964
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,075,220
Gross Amount at Which Carried at Close of Period Total	1,654,184
Accumulated Depreciation	44,934
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Burnsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burnsville
Location	MN
Initial Cost [Abstract]
Land	615,240
Buildings, Improvements and Acquisition Fees	1,141,089
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	615,240
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,142,589
Gross Amount at Which Carried at Close of Period Total	1,757,829
Accumulated Depreciation	47,708
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Burnsville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burnsville
Location	MN
Initial Cost [Abstract]
Land	515,298
Buildings, Improvements and Acquisition Fees	954,981
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	515,298
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	956,981
Gross Amount at Which Carried at Close of Period Total	1,472,279
Accumulated Depreciation	40,008
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Burnsville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burnsville
Location	MN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	648,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,000,000
Accumulated Depreciation	27,217
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Burnsville3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burnsville
Location	MN
Initial Cost [Abstract]
Land	932,558
Buildings, Improvements and Acquisition Fees	1,729,892
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	932,558
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,731,892
Gross Amount at Which Carried at Close of Period Total	2,664,450
Accumulated Depreciation	72,296
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Chaska [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chaska
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Chaska1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chaska
Location	MN
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	908,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,000
Gross Amount at Which Carried at Close of Period Total	1,400,000
Accumulated Depreciation	38,050
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Columbia Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia Heights
Location	MN
Initial Cost [Abstract]
Land	673,068
Buildings, Improvements and Acquisition Fees	1,248,483
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	673,068
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,249,983
Gross Amount at Which Carried at Close of Period Total	1,923,051
Accumulated Depreciation	52,183
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Coon Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coon Rapids
Location	MN
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	908,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,000
Gross Amount at Which Carried at Close of Period Total	1,400,000
Accumulated Depreciation	38,050
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Cottage Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cottage Grove
Location	MN
Initial Cost [Abstract]
Land	805,888
Buildings, Improvements and Acquisition Fees	1,494,650
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	805,888
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,496,650
Gross Amount at Which Carried at Close of Period Total	2,302,538
Accumulated Depreciation	62,494
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Crystal [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crystal
Location	MN
Initial Cost [Abstract]
Land	552,641
Buildings, Improvements and Acquisition Fees	1,024,332
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	552,641
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,026,332
Gross Amount at Which Carried at Close of Period Total	1,578,973
Accumulated Depreciation	42,897
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Crystal1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crystal
Location	MN
Initial Cost [Abstract]
Land	740,518
Buildings, Improvements and Acquisition Fees	1,373,248
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	740,518
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,375,248
Gross Amount at Which Carried at Close of Period Total	2,115,766
Accumulated Depreciation	57,435
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Eagan1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eagan
Location	MN
Initial Cost [Abstract]
Land	906,287
Buildings, Improvements and Acquisition Fees	1,680,604
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	906,287
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,683,104
Gross Amount at Which Carried at Close of Period Total	2,589,391
Accumulated Depreciation	70,296
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Eden Prairie1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eden Prairie
Location	MN
Initial Cost [Abstract]
Land	485,526
Buildings, Improvements and Acquisition Fees	899,690
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	485,526
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	901,690
Gross Amount at Which Carried at Close of Period Total	1,387,216
Accumulated Depreciation	37,704
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Edina [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Edina
Location	MN
Initial Cost [Abstract]
Land	568,893
Buildings, Improvements and Acquisition Fees	1,054,516
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	568,893
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,056,516
Gross Amount at Which Carried at Close of Period Total	1,625,409
Accumulated Depreciation	44,155
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Elk River [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elk River
Location	MN
Initial Cost [Abstract]
Land	613,113
Buildings, Improvements and Acquisition Fees	1,137,137
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	613,113
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,138,637
Gross Amount at Which Carried at Close of Period Total	1,751,750
Accumulated Depreciation	47,543
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Elk River1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elk River
Location	MN
Initial Cost [Abstract]
Land	456,850
Buildings, Improvements and Acquisition Fees	846,435
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	456,850
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	848,435
Gross Amount at Which Carried at Close of Period Total	1,305,285
Accumulated Depreciation	35,485
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Excelsior [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Excelsior
Location	MN
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	485,500
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,500
Gross Amount at Which Carried at Close of Period Total	750,000
Accumulated Depreciation	20,446
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Falcon Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Falcon Heights
Location	MN
Initial Cost [Abstract]
Land	494,415
Buildings, Improvements and Acquisition Fees	916,199
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	494,415
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	918,199
Gross Amount at Which Carried at Close of Period Total	1,412,614
Accumulated Depreciation	38,392
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Farmington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Farmington
Location	MN
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	810,500
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	812,500
Gross Amount at Which Carried at Close of Period Total	1,250,000
Accumulated Depreciation	33,988
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Forest Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Forest Lake
Location	MN
Initial Cost [Abstract]
Land	398,985
Buildings, Improvements and Acquisition Fees	739,473
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	398,985
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	740,973
Gross Amount at Which Carried at Close of Period Total	1,139,958
Accumulated Depreciation	30,974
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Fridley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fridley
Location	MN
Initial Cost [Abstract]
Land	519,325
Buildings, Improvements and Acquisition Fees	962,461
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	519,325
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	964,461
Gross Amount at Which Carried at Close of Period Total	1,483,786
Accumulated Depreciation	40,319
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Fridley1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fridley
Location	MN
Initial Cost [Abstract]
Land	706,295
Buildings, Improvements and Acquisition Fees	1,309,691
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	706,295
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,311,691
Gross Amount at Which Carried at Close of Period Total	2,017,986
Accumulated Depreciation	54,787
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Fridley2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fridley
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Golden Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Golden Valley
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Hastings [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hastings
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Inver Grove Hghts [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Inver Grove Hghts
Location	MN
Initial Cost [Abstract]
Land	134,705
Buildings, Improvements and Acquisition Fees	248,666
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	134,705
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	250,166
Gross Amount at Which Carried at Close of Period Total	384,871
Accumulated Depreciation	10,524
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Inver Grove Hghts1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Inver Grove Hghts
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Lakeville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeville
Location	MN
Initial Cost [Abstract]
Land	631,855
Buildings, Improvements and Acquisition Fees	1,171,446
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	631,855
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,173,446
Gross Amount at Which Carried at Close of Period Total	1,805,301
Accumulated Depreciation	49,027
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Lakeville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeville
Location	MN
Initial Cost [Abstract]
Land	654,912
Buildings, Improvements and Acquisition Fees	1,214,266
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	654,912
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,216,266
Gross Amount at Which Carried at Close of Period Total	1,871,178
Accumulated Depreciation	50,811
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Litchfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Litchfield
Location	MN
Initial Cost [Abstract]
Land	388,788
Buildings, Improvements and Acquisition Fees	720,536
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	388,788
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	722,036
Gross Amount at Which Carried at Close of Period Total	1,110,824
Accumulated Depreciation	30,185
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Little Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Little Falls
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Long Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Long Lake
Location	MN
Initial Cost [Abstract]
Land	808,543
Buildings, Improvements and Acquisition Fees	1,499,579
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	808,543
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,501,579
Gross Amount at Which Carried at Close of Period Total	2,310,122
Accumulated Depreciation	62,699
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Maplewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maplewood
Location	MN
Initial Cost [Abstract]
Land	931,427
Buildings, Improvements and Acquisition Fees	1,728,293
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	931,427
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,729,793
Gross Amount at Which Carried at Close of Period Total	2,661,220
Accumulated Depreciation	72,175
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Maplewood1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maplewood
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Mendota Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mendota Heights
Location	MN
Initial Cost [Abstract]
Land	827,026
Buildings, Improvements and Acquisition Fees	1,533,906
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,026
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,535,906
Gross Amount at Which Carried at Close of Period Total	2,362,932
Accumulated Depreciation	64,129
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Mendota Heights1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mendota Heights
Location	MN
Initial Cost [Abstract]
Land	717,808
Buildings, Improvements and Acquisition Fees	1,331,072
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	717,808
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,333,072
Gross Amount at Which Carried at Close of Period Total	2,050,880
Accumulated Depreciation	55,678
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	365,977
Buildings, Improvements and Acquisition Fees	678,171
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	365,977
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	679,671
Gross Amount at Which Carried at Close of Period Total	1,045,648
Accumulated Depreciation	28,420
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	738,535
Buildings, Improvements and Acquisition Fees	1,370,064
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	738,535
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,371,564
Gross Amount at Which Carried at Close of Period Total	2,110,099
Accumulated Depreciation	57,249
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	811,510
Buildings, Improvements and Acquisition Fees	1,505,590
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	811,510
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,507,090
Gross Amount at Which Carried at Close of Period Total	2,318,600
Accumulated Depreciation	62,895
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	648,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,000,000
Accumulated Depreciation	27,183
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	759,822
Buildings, Improvements and Acquisition Fees	1,409,597
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	759,822
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,411,097
Gross Amount at Which Carried at Close of Period Total	2,170,919
Accumulated Depreciation	58,896
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	967,640
Buildings, Improvements and Acquisition Fees	1,795,045
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	967,640
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,797,045
Gross Amount at Which Carried at Close of Period Total	2,764,685
Accumulated Depreciation	75,010
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	856,122
Buildings, Improvements and Acquisition Fees	1,587,941
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	856,122
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,589,941
Gross Amount at Which Carried at Close of Period Total	2,446,063
Accumulated Depreciation	66,381
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	938,237
Buildings, Improvements and Acquisition Fees	1,740,440
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	938,237
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,742,440
Gross Amount at Which Carried at Close of Period Total	2,680,677
Accumulated Depreciation	72,735
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	539,242
Buildings, Improvements and Acquisition Fees	999,450
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	539,242
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,001,450
Gross Amount at Which Carried at Close of Period Total	1,540,692
Accumulated Depreciation	41,860
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	577,070
Buildings, Improvements and Acquisition Fees	1,069,702
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	577,070
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,702
Gross Amount at Which Carried at Close of Period Total	1,648,772
Accumulated Depreciation	44,788
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Minneapolis14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minneapolis
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Monticello [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monticello
Location	MN
Initial Cost [Abstract]
Land	589,643
Buildings, Improvements and Acquisition Fees	1,093,051
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	589,643
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,095,051
Gross Amount at Which Carried at Close of Period Total	1,684,694
Accumulated Depreciation	45,760
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Mounds View [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mounds View
Location	MN
Initial Cost [Abstract]
Land	743,926
Buildings, Improvements and Acquisition Fees	1,379,578
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	743,926
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,381,578
Gross Amount at Which Carried at Close of Period Total	2,125,504
Accumulated Depreciation	57,699
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | New Brighton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Brighton
Location	MN
Initial Cost [Abstract]
Land	585,039
Buildings, Improvements and Acquisition Fees	1,085,002
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	585,039
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,086,502
Gross Amount at Which Carried at Close of Period Total	1,671,541
Accumulated Depreciation	45,371
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | New Hope [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Hope
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Oak Park Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oak Park Heights
Location	MN
Initial Cost [Abstract]
Land	635,158
Buildings, Improvements and Acquisition Fees	1,177,579
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,158
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,179,579
Gross Amount at Which Carried at Close of Period Total	1,814,737
Accumulated Depreciation	49,282
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Pine City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pine City
Location	MN
Initial Cost [Abstract]
Land	644,412
Buildings, Improvements and Acquisition Fees	1,194,265
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	644,412
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,196,765
Gross Amount at Which Carried at Close of Period Total	1,841,177
Accumulated Depreciation	50,032
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Ramsey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ramsey
Location	MN
Initial Cost [Abstract]
Land	650,205
Buildings, Improvements and Acquisition Fees	1,205,523
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	650,205
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,207,523
Gross Amount at Which Carried at Close of Period Total	1,857,728
Accumulated Depreciation	50,447
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Richfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richfield
Location	MN
Initial Cost [Abstract]
Land	436,919
Buildings, Improvements and Acquisition Fees	809,921
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	436,919
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	811,421
Gross Amount at Which Carried at Close of Period Total	1,248,340
Accumulated Depreciation	33,909
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Richfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richfield
Location	MN
Initial Cost [Abstract]
Land	630,540
Buildings, Improvements and Acquisition Fees	1,169,003
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,540
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,171,003
Gross Amount at Which Carried at Close of Period Total	1,801,543
Accumulated Depreciation	48,925
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Richfield2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richfield
Location	MN
Initial Cost [Abstract]
Land	678,216
Buildings, Improvements and Acquisition Fees	1,257,543
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	678,216
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,259,543
Gross Amount at Which Carried at Close of Period Total	1,937,759
Accumulated Depreciation	52,614
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Richfield3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richfield
Location	MN
Initial Cost [Abstract]
Land	839,497
Buildings, Improvements and Acquisition Fees	1,557,065
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	839,497
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,559,065
Gross Amount at Which Carried at Close of Period Total	2,398,562
Accumulated Depreciation	65,094
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rochester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	MN
Initial Cost [Abstract]
Land	110,113
Buildings, Improvements and Acquisition Fees	202,995
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	110,113
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	204,495
Gross Amount at Which Carried at Close of Period Total	314,608
Accumulated Depreciation	8,621
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rochester1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	MN
Initial Cost [Abstract]
Land	585,831
Buildings, Improvements and Acquisition Fees	1,085,971
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	585,831
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,087,971
Gross Amount at Which Carried at Close of Period Total	1,673,802
Accumulated Depreciation	45,465
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rochester2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	MN
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	485,500
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,500
Gross Amount at Which Carried at Close of Period Total	750,000
Accumulated Depreciation	20,446
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rochester3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	MN
Initial Cost [Abstract]
Land	66,848
Buildings, Improvements and Acquisition Fees	122,146
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	66,848
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	124,146
Gross Amount at Which Carried at Close of Period Total	190,994
Accumulated Depreciation	5,306
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rochester4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	MN
Initial Cost [Abstract]
Land	594,385
Buildings, Improvements and Acquisition Fees	1,101,857
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	594,385
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,103,857
Gross Amount at Which Carried at Close of Period Total	1,698,242
Accumulated Depreciation	46,127
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Rogers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rogers
Location	MN
Initial Cost [Abstract]
Land	781,303
Buildings, Improvements and Acquisition Fees	1,448,991
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	781,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,450,991
Gross Amount at Which Carried at Close of Period Total	2,232,294
Accumulated Depreciation	60,591
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Roseville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Roseville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Roseville3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Sauk Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sauk Rapids
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Savage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Savage
Location	MN
Initial Cost [Abstract]
Land	605,220
Buildings, Improvements and Acquisition Fees	1,122,481
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	605,220
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,123,981
Gross Amount at Which Carried at Close of Period Total	1,729,201
Accumulated Depreciation	46,933
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Savage1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Savage
Location	MN
Initial Cost [Abstract]
Land	569,195
Buildings, Improvements and Acquisition Fees	1,055,575
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	569,195
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,057,075
Gross Amount at Which Carried at Close of Period Total	1,626,270
Accumulated Depreciation	44,145
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Savage2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Savage
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Shakopee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shakopee
Location	MN
Initial Cost [Abstract]
Land	783,764
Buildings, Improvements and Acquisition Fees	1,454,062
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	783,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,455,562
Gross Amount at Which Carried at Close of Period Total	2,239,326
Accumulated Depreciation	60,748
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Shakopee1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shakopee
Location	MN
Initial Cost [Abstract]
Land	688,324
Buildings, Improvements and Acquisition Fees	1,276,317
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	688,324
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,278,317
Gross Amount at Which Carried at Close of Period Total	1,966,641
Accumulated Depreciation	53,397
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Shakopee2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shakopee
Location	MN
Initial Cost [Abstract]
Land	477,517
Buildings, Improvements and Acquisition Fees	883,817
Cost Capitalized Subsequent to Acquisition Improvements	3,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	477,517
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	886,817
Gross Amount at Which Carried at Close of Period Total	1,364,334
Accumulated Depreciation	37,151
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Shakopee3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shakopee
Location	MN
Initial Cost [Abstract]
Land	522,391
Buildings, Improvements and Acquisition Fees	966,156
Cost Capitalized Subsequent to Acquisition Improvements	4,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	522,391
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	970,156
Gross Amount at Which Carried at Close of Period Total	1,492,547
Accumulated Depreciation	40,690
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Cloud1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Cloud
Location	MN
Initial Cost [Abstract]
Land	677,052
Buildings, Improvements and Acquisition Fees	1,255,383
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	677,052
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,257,383
Gross Amount at Which Carried at Close of Period Total	1,934,435
Accumulated Depreciation	52,524
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Cloud2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Cloud
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	322,000
Cost Capitalized Subsequent to Acquisition Improvements	3,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,742
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Louis Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Louis Park
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Michael [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Michael
Location	MN
Initial Cost [Abstract]
Land	561,604
Buildings, Improvements and Acquisition Fees	1,040,480
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	561,604
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,042,980
Gross Amount at Which Carried at Close of Period Total	1,604,584
Accumulated Depreciation	43,624
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	827,608
Buildings, Improvements and Acquisition Fees	1,535,987
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,608
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,536,987
Gross Amount at Which Carried at Close of Period Total	2,364,595
Accumulated Depreciation	64,108
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	808,755
Buildings, Improvements and Acquisition Fees	1,500,473
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	808,755
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,501,973
Gross Amount at Which Carried at Close of Period Total	2,310,728
Accumulated Depreciation	62,682
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	418,774
Buildings, Improvements and Acquisition Fees	776,223
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	418,774
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	777,723
Gross Amount at Which Carried at Close of Period Total	1,196,497
Accumulated Depreciation	32,505
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,818,061
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,915
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	576,820
Buildings, Improvements and Acquisition Fees	1,069,736
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	576,820
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,071,236
Gross Amount at Which Carried at Close of Period Total	1,648,056
Accumulated Depreciation	44,735
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	592,617
Buildings, Improvements and Acquisition Fees	1,099,075
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	592,617
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,100,575
Gross Amount at Which Carried at Close of Period Total	1,693,192
Accumulated Depreciation	45,957
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	739,277
Buildings, Improvements and Acquisition Fees	1,371,444
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	739,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,372,944
Gross Amount at Which Carried at Close of Period Total	2,112,221
Accumulated Depreciation	57,306
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	788,752
Buildings, Improvements and Acquisition Fees	1,463,324
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	788,752
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,464,824
Gross Amount at Which Carried at Close of Period Total	2,253,576
Accumulated Depreciation	61,134
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	950,678
Buildings, Improvements and Acquisition Fees	1,764,046
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	950,678
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,765,546
Gross Amount at Which Carried at Close of Period Total	2,716,224
Accumulated Depreciation	73,664
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	486,000
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,500
Gross Amount at Which Carried at Close of Period Total	750,000
Accumulated Depreciation	20,413
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	541,547
Buildings, Improvements and Acquisition Fees	1,004,231
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	541,547
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,005,731
Gross Amount at Which Carried at Close of Period Total	1,547,278
Accumulated Depreciation	42,005
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	832,144
Buildings, Improvements and Acquisition Fees	1,543,409
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	832,144
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,545,409
Gross Amount at Which Carried at Close of Period Total	2,377,553
Accumulated Depreciation	64,525
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul15 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul16 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	531,091
Buildings, Improvements and Acquisition Fees	984,311
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	531,091
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	986,311
Gross Amount at Which Carried at Close of Period Total	1,517,402
Accumulated Depreciation	41,230
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul17 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	MN
Initial Cost [Abstract]
Land	789,790
Buildings, Improvements and Acquisition Fees	1,464,752
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	789,790
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,466,752
Gross Amount at Which Carried at Close of Period Total	2,256,542
Accumulated Depreciation	61,248
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul Park
Location	MN
Initial Cost [Abstract]
Land	1,925,000
Buildings, Improvements and Acquisition Fees	3,575,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,925,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,575,000
Gross Amount at Which Carried at Close of Period Total	5,500,000
Accumulated Depreciation	148,958
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | St. Paul Park1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul Park
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,818,061
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,915
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Vadnais Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vadnais Heights
Location	MN
Initial Cost [Abstract]
Land	931,400
Buildings, Improvements and Acquisition Fees	1,727,742
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	931,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,729,742
Gross Amount at Which Carried at Close of Period Total	2,661,142
Accumulated Depreciation	72,206
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | West St. Paul [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West St. Paul
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,818,061
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,915
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | White Bear Lake1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	White Bear Lake
Location	MN
Initial Cost [Abstract]
Land	860,523
Buildings, Improvements and Acquisition Fees	1,596,113
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	860,523
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,598,113
Gross Amount at Which Carried at Close of Period Total	2,458,636
Accumulated Depreciation	66,721
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Willmar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Willmar
Location	MN
Initial Cost [Abstract]
Land	919,366
Buildings, Improvements and Acquisition Fees	1,705,395
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	919,366
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,707,395
Gross Amount at Which Carried at Close of Period Total	2,626,761
Accumulated Depreciation	71,275
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MN [Member] | Zimmerman [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zimmerman
Location	MN
Initial Cost [Abstract]
Land	979,764
Buildings, Improvements and Acquisition Fees	1,817,561
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	979,764
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,819,561
Gross Amount at Which Carried at Close of Period Total	2,799,325
Accumulated Depreciation	75,948
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	MS
Initial Cost [Abstract]
Land	350,341
Buildings, Improvements and Acquisition Fees	651,013
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,341
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,013
Gross Amount at Which Carried at Close of Period Total	1,001,354
Accumulated Depreciation	170,349
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	MS
Initial Cost [Abstract]
Land	472,960
Buildings, Improvements and Acquisition Fees	878,735
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	472,960
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	878,735
Gross Amount at Which Carried at Close of Period Total	1,351,695
Accumulated Depreciation	229,936
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	329,904
Buildings, Improvements and Acquisition Fees	613,221
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	329,904
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	613,221
Gross Amount at Which Carried at Close of Period Total	943,125
Accumulated Depreciation	160,460
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Pearl [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pearl
Location	MS
Initial Cost [Abstract]
Land	544,488
Buildings, Improvements and Acquisition Fees	1,011,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	544,488
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,011,733
Gross Amount at Which Carried at Close of Period Total	1,556,221
Accumulated Depreciation	264,737
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Brandon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brandon
Location	MS
Initial Cost [Abstract]
Land	671,486
Buildings, Improvements and Acquisition Fees	1,247,588
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	671,486
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,247,588
Gross Amount at Which Carried at Close of Period Total	1,919,074
Accumulated Depreciation	326,453
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Flowood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flowood
Location	MS
Initial Cost [Abstract]
Land	437,926
Buildings, Improvements and Acquisition Fees	813,832
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,926
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,832
Gross Amount at Which Carried at Close of Period Total	1,251,758
Accumulated Depreciation	212,953
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Flowood1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flowood
Location	MS
Initial Cost [Abstract]
Land	399,972
Buildings, Improvements and Acquisition Fees	743,347
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	399,972
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	743,347
Gross Amount at Which Carried at Close of Period Total	1,143,319
Accumulated Depreciation	194,510
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Jackson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	540,108
Buildings, Improvements and Acquisition Fees	1,003,600
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,108
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,003,600
Gross Amount at Which Carried at Close of Period Total	1,543,708
Accumulated Depreciation	262,609
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Meridian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	437,926
Buildings, Improvements and Acquisition Fees	813,671
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,926
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,671
Gross Amount at Which Carried at Close of Period Total	1,251,597
Accumulated Depreciation	212,911
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Meridian1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	405,811
Buildings, Improvements and Acquisition Fees	754,030
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	405,811
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	754,030
Gross Amount at Which Carried at Close of Period Total	1,159,841
Accumulated Depreciation	197,305
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Meridian2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	145,975
Buildings, Improvements and Acquisition Fees	271,478
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,975
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,478
Gross Amount at Which Carried at Close of Period Total	417,453
Accumulated Depreciation	71,037
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Meridian3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	280,273
Buildings, Improvements and Acquisition Fees	520,887
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,273
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	520,887
Gross Amount at Which Carried at Close of Period Total	801,160
Accumulated Depreciation	136,299
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Meridian4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	321,146
Buildings, Improvements and Acquisition Fees	596,794
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	321,146
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	596,794
Gross Amount at Which Carried at Close of Period Total	917,940
Accumulated Depreciation	154,172
Date Acquired	7/19/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Newton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newton
Location	MS
Initial Cost [Abstract]
Land	467,121
Buildings, Improvements and Acquisition Fees	867,891
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	467,121
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	867,891
Gross Amount at Which Carried at Close of Period Total	1,335,012
Accumulated Depreciation	227,099
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Southaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southaven
Location	MS
Initial Cost [Abstract]
Land	310,000
Buildings, Improvements and Acquisition Fees	641,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	641,637
Gross Amount at Which Carried at Close of Period Total	951,637
Accumulated Depreciation	199,974
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Terry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Terry
Location	MS
Initial Cost [Abstract]
Land	583,901
Buildings, Improvements and Acquisition Fees	1,084,930
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	583,901
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,084,930
Gross Amount at Which Carried at Close of Period Total	1,668,831
Accumulated Depreciation	283,890
Date Acquired	6/30/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MS [Member] | Waveland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waveland
Location	MS
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	331,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	331,637
Gross Amount at Which Carried at Close of Period Total	511,637
Accumulated Depreciation	103,358
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Cary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cary
Location	NC
Initial Cost [Abstract]
Land	255,064
Buildings, Improvements and Acquisition Fees	473,349
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	255,064
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	475,849
Gross Amount at Which Carried at Close of Period Total	730,913
Accumulated Depreciation	72,728
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Durham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Durham
Location	NC
Initial Cost [Abstract]
Land	720,000
Buildings, Improvements and Acquisition Fees	851,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	720,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	851,637
Gross Amount at Which Carried at Close of Period Total	1,571,637
Accumulated Depreciation	265,424
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	351,812
Buildings, Improvements and Acquisition Fees	653,930
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,930
Gross Amount at Which Carried at Close of Period Total	1,006,742
Accumulated Depreciation	99,553
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	NC
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	530,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,000
Gross Amount at Which Carried at Close of Period Total	680,000
Accumulated Depreciation	347,150
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Aberdeen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aberdeen
Location	NC
Initial Cost [Abstract]
Land	600,000
Buildings, Improvements and Acquisition Fees	300,625
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,625
Gross Amount at Which Carried at Close of Period Total	900,625
Accumulated Depreciation	131,751
Date Acquired	1/25/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Greensboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greensboro
Location	NC
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	655,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	655,000
Gross Amount at Which Carried at Close of Period Total	1,355,000
Accumulated Depreciation	319,858
Date Acquired	10/27/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Raleigh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raleigh
Location	NC
Initial Cost [Abstract]
Land	740,000
Buildings, Improvements and Acquisition Fees	791,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	740,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	791,637
Gross Amount at Which Carried at Close of Period Total	1,531,637
Accumulated Depreciation	246,724
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Salisbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salisbury
Location	NC
Initial Cost [Abstract]
Land	474,946
Buildings, Improvements and Acquisition Fees	882,203
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	474,946
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	884,203
Gross Amount at Which Carried at Close of Period Total	1,359,149
Accumulated Depreciation	134,550
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	NC
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	515,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	515,000
Gross Amount at Which Carried at Close of Period Total	845,000
Accumulated Depreciation	337,325
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Charlotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	291,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,637
Gross Amount at Which Carried at Close of Period Total	591,637
Accumulated Depreciation	90,891
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Charlotte1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	640,000
Buildings, Improvements and Acquisition Fees	581,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	640,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	581,637
Gross Amount at Which Carried at Close of Period Total	1,221,637
Accumulated Depreciation	181,274
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Jacksonville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	NC
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	371,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	371,637
Gross Amount at Which Carried at Close of Period Total	551,637
Accumulated Depreciation	115,824
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Archdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Archdale
Location	NC
Initial Cost [Abstract]
Land	410,000
Buildings, Improvements and Acquisition Fees	731,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	410,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	731,637
Gross Amount at Which Carried at Close of Period Total	1,141,637
Accumulated Depreciation	228,024
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Banner Elk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Banner Elk
Location	NC
Initial Cost [Abstract]
Land	355,330
Buildings, Improvements and Acquisition Fees	660,558
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	355,330
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	662,058
Gross Amount at Which Carried at Close of Period Total	1,017,388
Accumulated Depreciation	100,746
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Banner Elk1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Banner Elk
Location	NC
Initial Cost [Abstract]
Land	386,993
Buildings, Improvements and Acquisition Fees	718,861
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	386,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	720,861
Gross Amount at Which Carried at Close of Period Total	1,107,854
Accumulated Depreciation	109,776
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Blowing Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blowing Rock
Location	NC
Initial Cost [Abstract]
Land	369,403
Buildings, Improvements and Acquisition Fees	685,693
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	369,403
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	688,193
Gross Amount at Which Carried at Close of Period Total	1,057,596
Accumulated Depreciation	104,933
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Burgaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burgaw
Location	NC
Initial Cost [Abstract]
Land	198,774
Buildings, Improvements and Acquisition Fees	369,653
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	198,774
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	370,653
Gross Amount at Which Carried at Close of Period Total	569,427
Accumulated Depreciation	56,438
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Burgaw1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burgaw
Location	NC
Initial Cost [Abstract]
Land	457,356
Buildings, Improvements and Acquisition Fees	849,377
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	457,356
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	850,877
Gross Amount at Which Carried at Close of Period Total	1,308,233
Accumulated Depreciation	129,384
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Carolina Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carolina Beach
Location	NC
Initial Cost [Abstract]
Land	457,356
Buildings, Improvements and Acquisition Fees	848,929
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	457,356
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	850,929
Gross Amount at Which Carried at Close of Period Total	1,308,285
Accumulated Depreciation	129,503
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Goldsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goldsboro
Location	NC
Initial Cost [Abstract]
Land	460,000
Buildings, Improvements and Acquisition Fees	740,625
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	460,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	740,625
Gross Amount at Which Carried at Close of Period Total	1,200,625
Accumulated Depreciation	324,618
Date Acquired	1/25/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Hampstead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hampstead
Location	NC
Initial Cost [Abstract]
Land	562,900
Buildings, Improvements and Acquisition Fees	1,045,971
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	562,900
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,046,971
Gross Amount at Which Carried at Close of Period Total	1,609,871
Accumulated Depreciation	159,013
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Holly Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Holly Ridge
Location	NC
Initial Cost [Abstract]
Land	721,215
Buildings, Improvements and Acquisition Fees	1,339,486
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	721,215
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,340,986
Gross Amount at Which Carried at Close of Period Total	2,062,201
Accumulated Depreciation	203,717
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Hubert [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hubert
Location	NC
Initial Cost [Abstract]
Land	404,584
Buildings, Improvements and Acquisition Fees	750,372
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	404,584
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	752,872
Gross Amount at Which Carried at Close of Period Total	1,157,456
Accumulated Depreciation	114,743
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Jacksonville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	NC
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	260,727
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	260,727
Gross Amount at Which Carried at Close of Period Total	400,727
Accumulated Depreciation	80,388
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Jacksonville3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	NC
Initial Cost [Abstract]
Land	351,812
Buildings, Improvements and Acquisition Fees	653,367
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,867
Gross Amount at Which Carried at Close of Period Total	1,006,679
Accumulated Depreciation	99,655
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Kinston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kinston
Location	NC
Initial Cost [Abstract]
Land	550,000
Buildings, Improvements and Acquisition Fees	1,057,833
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	153
Gross Amount at Which Carried at Close of Period Land	550,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,057,986
Gross Amount at Which Carried at Close of Period Total	1,607,986
Accumulated Depreciation	601,155
Date Acquired	10/24/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Richlands [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richlands
Location	NC
Initial Cost [Abstract]
Land	492,537
Buildings, Improvements and Acquisition Fees	914,735
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,537
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	916,235
Gross Amount at Which Carried at Close of Period Total	1,408,772
Accumulated Depreciation	139,296
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Richlands1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richlands
Location	NC
Initial Cost [Abstract]
Land	376,439
Buildings, Improvements and Acquisition Fees	698,103
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	376,439
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	700,603
Gross Amount at Which Carried at Close of Period Total	1,077,042
Accumulated Depreciation	106,815
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Riegelwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riegelwood
Location	NC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	452,416
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	453,916
Gross Amount at Which Carried at Close of Period Total	453,916
Accumulated Depreciation	73,298
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Rose Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rose Hill
Location	NC
Initial Cost [Abstract]
Land	198,774
Buildings, Improvements and Acquisition Fees	369,153
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	198,774
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	370,653
Gross Amount at Which Carried at Close of Period Total	569,427
Accumulated Depreciation	56,550
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Roxboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roxboro
Location	NC
Initial Cost [Abstract]
Land	243,112
Buildings, Improvements and Acquisition Fees	368,107
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	243,112
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	368,107
Gross Amount at Which Carried at Close of Period Total	611,219
Accumulated Depreciation	129,444
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Shallotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shallotte
Location	NC
Initial Cost [Abstract]
Land	492,537
Buildings, Improvements and Acquisition Fees	914,766
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,537
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	916,266
Gross Amount at Which Carried at Close of Period Total	1,408,803
Accumulated Depreciation	139,301
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wallace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wallace
Location	NC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	175,408
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	177,408
Gross Amount at Which Carried at Close of Period Total	177,408
Accumulated Depreciation	37,179
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Whitelake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Whitelake
Location	NC
Initial Cost [Abstract]
Land	351,812
Buildings, Improvements and Acquisition Fees	653,367
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,867
Gross Amount at Which Carried at Close of Period Total	1,006,679
Accumulated Depreciation	99,655
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	439,765
Buildings, Improvements and Acquisition Fees	817,271
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	439,765
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	818,271
Gross Amount at Which Carried at Close of Period Total	1,258,036
Accumulated Depreciation	124,327
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	334,222
Buildings, Improvements and Acquisition Fees	621,320
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,320
Gross Amount at Which Carried at Close of Period Total	956,542
Accumulated Depreciation	94,607
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	228,678
Buildings, Improvements and Acquisition Fees	424,774
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	228,678
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	426,274
Gross Amount at Which Carried at Close of Period Total	654,952
Accumulated Depreciation	64,985
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	364,126
Buildings, Improvements and Acquisition Fees	676,287
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	364,126
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	677,787
Gross Amount at Which Carried at Close of Period Total	1,041,913
Accumulated Depreciation	103,132
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	804,196
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	805,696
Gross Amount at Which Carried at Close of Period Total	805,696
Accumulated Depreciation	122,531
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	386,993
Buildings, Improvements and Acquisition Fees	718,788
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	386,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	720,288
Gross Amount at Which Carried at Close of Period Total	1,107,281
Accumulated Depreciation	109,578
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	334,222
Buildings, Improvements and Acquisition Fees	620,751
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,251
Gross Amount at Which Carried at Close of Period Total	956,473
Accumulated Depreciation	94,709
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	474,946
Buildings, Improvements and Acquisition Fees	881,640
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	474,946
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	883,640
Gross Amount at Which Carried at Close of Period Total	1,358,586
Accumulated Depreciation	134,464
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	351,366
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	353,366
Gross Amount at Which Carried at Close of Period Total	353,366
Accumulated Depreciation	94,763
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	334,222
Buildings, Improvements and Acquisition Fees	620,284
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,284
Gross Amount at Which Carried at Close of Period Total	956,506
Accumulated Depreciation	94,825
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	527,718
Buildings, Improvements and Acquisition Fees	979,145
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,718
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	981,645
Gross Amount at Which Carried at Close of Period Total	1,509,363
Accumulated Depreciation	149,440
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	439,765
Buildings, Improvements and Acquisition Fees	815,793
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	439,765
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	818,293
Gross Amount at Which Carried at Close of Period Total	1,258,058
Accumulated Depreciation	124,665
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Wilmington13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	NC
Initial Cost [Abstract]
Land	527,718
Buildings, Improvements and Acquisition Fees	979,102
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,718
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	981,602
Gross Amount at Which Carried at Close of Period Total	1,509,320
Accumulated Depreciation	149,434
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Winston-Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winston-Salem
Location	NC
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	311,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	311,637
Gross Amount at Which Carried at Close of Period Total	631,637
Accumulated Depreciation	97,124
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NC [Member] | Zebulon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zebulon
Location	NC
Initial Cost [Abstract]
Land	306,077
Buildings, Improvements and Acquisition Fees	568,087
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	306,077
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	570,587
Gross Amount at Which Carried at Close of Period Total	876,664
Accumulated Depreciation	87,096
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	TN
Initial Cost [Abstract]
Land	266,119
Buildings, Improvements and Acquisition Fees	495,463
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,119
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	495,463
Gross Amount at Which Carried at Close of Period Total	761,582
Accumulated Depreciation	162,671
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Manchester1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	TN
Initial Cost [Abstract]
Land	281,675
Buildings, Improvements and Acquisition Fees	524,352
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,675
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	524,352
Gross Amount at Which Carried at Close of Period Total	806,027
Accumulated Depreciation	172,156
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Smyrna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	TN
Initial Cost [Abstract]
Land	426,466
Buildings, Improvements and Acquisition Fees	793,251
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	426,466
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	793,251
Gross Amount at Which Carried at Close of Period Total	1,219,717
Accumulated Depreciation	260,444
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	110,009
Buildings, Improvements and Acquisition Fees	205,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	110,009
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	205,545
Gross Amount at Which Carried at Close of Period Total	315,554
Accumulated Depreciation	67,481
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Dayton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dayton
Location	TN
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	488,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,742
Gross Amount at Which Carried at Close of Period Total	751,242
Accumulated Depreciation	160,464
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	549,500
Buildings, Improvements and Acquisition Fees	1,021,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	549,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,021,742
Gross Amount at Which Carried at Close of Period Total	1,571,242
Accumulated Depreciation	335,466
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Nashville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashville
Location	TN
Initial Cost [Abstract]
Land	498,628
Buildings, Improvements and Acquisition Fees	927,264
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	498,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	927,264
Gross Amount at Which Carried at Close of Period Total	1,425,892
Accumulated Depreciation	304,446
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Athens [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Athens
Location	TN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	326,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	326,242
Gross Amount at Which Carried at Close of Period Total	501,242
Accumulated Depreciation	107,110
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Decatur [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Decatur
Location	TN
Initial Cost [Abstract]
Land	181,731
Buildings, Improvements and Acquisition Fees	338,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,731
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,742
Gross Amount at Which Carried at Close of Period Total	520,473
Accumulated Depreciation	111,214
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Smyrna1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	TN
Initial Cost [Abstract]
Land	630,000
Buildings, Improvements and Acquisition Fees	1,170,036
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	630,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,170,036
Gross Amount at Which Carried at Close of Period Total	1,800,036
Accumulated Depreciation	247,657
Date Acquired	9/27/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Arrington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arrington
Location	TN
Initial Cost [Abstract]
Land	385,000
Buildings, Improvements and Acquisition Fees	716,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	385,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	716,242
Gross Amount at Which Carried at Close of Period Total	1,101,242
Accumulated Depreciation	235,160
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Athens1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Athens
Location	TN
Initial Cost [Abstract]
Land	124,179
Buildings, Improvements and Acquisition Fees	231,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	124,179
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	231,860
Gross Amount at Which Carried at Close of Period Total	356,039
Accumulated Depreciation	76,121
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Benton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Benton
Location	TN
Initial Cost [Abstract]
Land	192,500
Buildings, Improvements and Acquisition Fees	358,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	192,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	358,742
Gross Amount at Which Carried at Close of Period Total	551,242
Accumulated Depreciation	117,781
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	326,242
Cost Capitalized Subsequent to Acquisition Improvements	(79,571)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	162,879
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,792
Gross Amount at Which Carried at Close of Period Total	421,671
Accumulated Depreciation	84,964
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	300,373
Buildings, Improvements and Acquisition Fees	559,077
Cost Capitalized Subsequent to Acquisition Improvements	(39,679)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,694
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,077
Gross Amount at Which Carried at Close of Period Total	819,771
Accumulated Depreciation	183,557
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	326,242
Cost Capitalized Subsequent to Acquisition Improvements	(24,664)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,336
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	326,242
Gross Amount at Which Carried at Close of Period Total	476,578
Accumulated Depreciation	107,110
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	181,731
Buildings, Improvements and Acquisition Fees	338,741
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,731
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,741
Gross Amount at Which Carried at Close of Period Total	520,472
Accumulated Depreciation	111,214
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	168,000
Buildings, Improvements and Acquisition Fees	313,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	168,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	313,242
Gross Amount at Which Carried at Close of Period Total	481,242
Accumulated Depreciation	102,841
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	159,979
Buildings, Improvements and Acquisition Fees	298,346
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	159,979
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	298,346
Gross Amount at Which Carried at Close of Period Total	458,325
Accumulated Depreciation	97,951
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	105,000
Buildings, Improvements and Acquisition Fees	196,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	105,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	196,242
Gross Amount at Which Carried at Close of Period Total	301,242
Accumulated Depreciation	64,426
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	456,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,242
Gross Amount at Which Carried at Close of Period Total	701,242
Accumulated Depreciation	149,793
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	297,500
Buildings, Improvements and Acquisition Fees	553,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	553,742
Gross Amount at Which Carried at Close of Period Total	851,242
Accumulated Depreciation	181,806
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	323,750
Buildings, Improvements and Acquisition Fees	822,529
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	323,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	822,529
Gross Amount at Which Carried at Close of Period Total	1,146,279
Accumulated Depreciation	250,144
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	521,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	521,242
Gross Amount at Which Carried at Close of Period Total	801,242
Accumulated Depreciation	171,135
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	257,250
Buildings, Improvements and Acquisition Fees	478,992
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	257,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	478,992
Gross Amount at Which Carried at Close of Period Total	736,242
Accumulated Depreciation	157,263
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	283,209
Buildings, Improvements and Acquisition Fees	527,201
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	283,209
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	527,201
Gross Amount at Which Carried at Close of Period Total	810,410
Accumulated Depreciation	173,091
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	542,500
Buildings, Improvements and Acquisition Fees	1,008,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	542,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,008,742
Gross Amount at Which Carried at Close of Period Total	1,551,242
Accumulated Depreciation	331,197
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Chattanooga14 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	332,500
Buildings, Improvements and Acquisition Fees	618,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	332,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	618,742
Gross Amount at Which Carried at Close of Period Total	951,242
Accumulated Depreciation	203,147
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	227,500
Buildings, Improvements and Acquisition Fees	423,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	227,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,742
Gross Amount at Which Carried at Close of Period Total	651,242
Accumulated Depreciation	139,122
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	521,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	521,242
Gross Amount at Which Carried at Close of Period Total	801,242
Accumulated Depreciation	171,135
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	456,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,242
Gross Amount at Which Carried at Close of Period Total	701,242
Accumulated Depreciation	149,793
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	157,500
Buildings, Improvements and Acquisition Fees	293,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,742
Gross Amount at Which Carried at Close of Period Total	451,242
Accumulated Depreciation	96,439
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	122,500
Buildings, Improvements and Acquisition Fees	228,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	122,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,742
Gross Amount at Which Carried at Close of Period Total	351,242
Accumulated Depreciation	75,097
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Cleveland6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cleveland
Location	TN
Initial Cost [Abstract]
Land	300,373
Buildings, Improvements and Acquisition Fees	559,077
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,373
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,077
Gross Amount at Which Carried at Close of Period Total	859,450
Accumulated Depreciation	183,557
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Dunlap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dunlap
Location	TN
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	586,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,242
Gross Amount at Which Carried at Close of Period Total	901,242
Accumulated Depreciation	192,476
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Etowah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Etowah
Location	TN
Initial Cost [Abstract]
Land	192,500
Buildings, Improvements and Acquisition Fees	358,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	192,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	358,742
Gross Amount at Which Carried at Close of Period Total	551,242
Accumulated Depreciation	117,781
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Gallatin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gallatin
Location	TN
Initial Cost [Abstract]
Land	525,000
Buildings, Improvements and Acquisition Fees	976,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	525,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	976,242
Gross Amount at Which Carried at Close of Period Total	1,501,242
Accumulated Depreciation	320,526
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Gray [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gray
Location	TN
Initial Cost [Abstract]
Land	191,151
Buildings, Improvements and Acquisition Fees	355,563
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	191,151
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	355,563
Gross Amount at Which Carried at Close of Period Total	546,714
Accumulated Depreciation	58,666
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Harrison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrison
Location	TN
Initial Cost [Abstract]
Land	484,313
Buildings, Improvements and Acquisition Fees	900,680
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	484,313
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	900,680
Gross Amount at Which Carried at Close of Period Total	1,384,993
Accumulated Depreciation	295,717
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Hixson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hixson
Location	TN
Initial Cost [Abstract]
Land	271,250
Buildings, Improvements and Acquisition Fees	504,992
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	271,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	504,992
Gross Amount at Which Carried at Close of Period Total	776,242
Accumulated Depreciation	165,799
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Hixson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hixson
Location	TN
Initial Cost [Abstract]
Land	513,215
Buildings, Improvements and Acquisition Fees	954,355
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	513,215
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	954,355
Gross Amount at Which Carried at Close of Period Total	1,467,570
Accumulated Depreciation	313,340
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Hixson2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hixson
Location	TN
Initial Cost [Abstract]
Land	94,500
Buildings, Improvements and Acquisition Fees	176,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	94,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	176,742
Gross Amount at Which Carried at Close of Period Total	271,242
Accumulated Depreciation	58,024
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Hixson3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hixson
Location	TN
Initial Cost [Abstract]
Land	300,373
Buildings, Improvements and Acquisition Fees	559,077
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,373
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,077
Gross Amount at Which Carried at Close of Period Total	859,450
Accumulated Depreciation	183,557
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Kimball [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kimball
Location	TN
Initial Cost [Abstract]
Land	332,500
Buildings, Improvements and Acquisition Fees	618,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	332,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	618,742
Gross Amount at Which Carried at Close of Period Total	951,242
Accumulated Depreciation	203,147
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Kingsport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingsport
Location	TN
Initial Cost [Abstract]
Land	155,603
Buildings, Improvements and Acquisition Fees	289,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	155,603
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,545
Gross Amount at Which Carried at Close of Period Total	445,148
Accumulated Depreciation	47,773
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Kingsport1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingsport
Location	TN
Initial Cost [Abstract]
Land	310,303
Buildings, Improvements and Acquisition Fees	576,845
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	576,845
Gross Amount at Which Carried at Close of Period Total	887,148
Accumulated Depreciation	95,178
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | La Vergne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	La Vergne
Location	TN
Initial Cost [Abstract]
Land	577,500
Buildings, Improvements and Acquisition Fees	1,073,742
Cost Capitalized Subsequent to Acquisition Improvements	(15,745)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	561,755
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,073,742
Gross Amount at Which Carried at Close of Period Total	1,635,497
Accumulated Depreciation	352,539
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | La Vergne1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	La Vergne
Location	TN
Initial Cost [Abstract]
Land	340,000
Buildings, Improvements and Acquisition Fees	650,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	340,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	990,000
Accumulated Depreciation	425,750
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Manchester2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	TN
Initial Cost [Abstract]
Land	319,846
Buildings, Improvements and Acquisition Fees	595,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	319,846
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	595,242
Gross Amount at Which Carried at Close of Period Total	915,088
Accumulated Depreciation	195,432
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Monteagle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monteagle
Location	TN
Initial Cost [Abstract]
Land	271,173
Buildings, Improvements and Acquisition Fees	504,849
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	271,173
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	504,849
Gross Amount at Which Carried at Close of Period Total	776,022
Accumulated Depreciation	165,752
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Mt. Juliet [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Juliet
Location	TN
Initial Cost [Abstract]
Land	397,128
Buildings, Improvements and Acquisition Fees	738,764
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	397,128
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	738,764
Gross Amount at Which Carried at Close of Period Total	1,135,892
Accumulated Depreciation	242,555
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Murfreesboro1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	467,810
Buildings, Improvements and Acquisition Fees	870,032
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	467,810
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	870,032
Gross Amount at Which Carried at Close of Period Total	1,337,842
Accumulated Depreciation	285,654
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Murfreesboro2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	300,373
Buildings, Improvements and Acquisition Fees	559,077
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,373
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,077
Gross Amount at Which Carried at Close of Period Total	859,450
Accumulated Depreciation	183,557
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Ocoee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ocoee
Location	TN
Initial Cost [Abstract]
Land	119,792
Buildings, Improvements and Acquisition Fees	223,713
Cost Capitalized Subsequent to Acquisition Improvements	(11,239)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	108,553
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	223,713
Gross Amount at Which Carried at Close of Period Total	332,266
Accumulated Depreciation	73,446
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Ooltewah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ooltewah
Location	TN
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,301,242
Cost Capitalized Subsequent to Acquisition Improvements	(190,623)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	635,909
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,174,710
Gross Amount at Which Carried at Close of Period Total	1,810,619
Accumulated Depreciation	390,110
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Ooltewah1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ooltewah
Location	TN
Initial Cost [Abstract]
Land	234,231
Buildings, Improvements and Acquisition Fees	436,241
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	234,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	436,241
Gross Amount at Which Carried at Close of Period Total	670,472
Accumulated Depreciation	143,226
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Ooltewah2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ooltewah
Location	TN
Initial Cost [Abstract]
Land	105,000
Buildings, Improvements and Acquisition Fees	196,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	105,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	196,242
Gross Amount at Which Carried at Close of Period Total	301,242
Accumulated Depreciation	64,426
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Red Bank [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Red Bank
Location	TN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	651,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,242
Gross Amount at Which Carried at Close of Period Total	1,001,242
Accumulated Depreciation	213,818
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Roan Mountain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roan Mountain
Location	TN
Initial Cost [Abstract]
Land	286,303
Buildings, Improvements and Acquisition Fees	532,274
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	286,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	532,274
Gross Amount at Which Carried at Close of Period Total	818,577
Accumulated Depreciation	87,824
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Shelbyville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shelbyville
Location	TN
Initial Cost [Abstract]
Land	320,229
Buildings, Improvements and Acquisition Fees	595,953
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,229
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	595,953
Gross Amount at Which Carried at Close of Period Total	916,182
Accumulated Depreciation	195,665
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Soddy Daisy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Soddy Daisy
Location	TN
Initial Cost [Abstract]
Land	297,500
Buildings, Improvements and Acquisition Fees	553,732
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	553,732
Gross Amount at Which Carried at Close of Period Total	851,232
Accumulated Depreciation	181,803
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Soddy Daisy1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Soddy Daisy
Location	TN
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	651,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,242
Gross Amount at Which Carried at Close of Period Total	1,001,242
Accumulated Depreciation	213,818
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Soddy Daisy2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Soddy Daisy
Location	TN
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	456,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,242
Gross Amount at Which Carried at Close of Period Total	701,242
Accumulated Depreciation	149,793
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Sweetwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sweetwater
Location	TN
Initial Cost [Abstract]
Land	122,500
Buildings, Improvements and Acquisition Fees	228,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	122,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,742
Gross Amount at Which Carried at Close of Period Total	351,242
Accumulated Depreciation	75,097
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Sweetwater1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sweetwater
Location	TN
Initial Cost [Abstract]
Land	339,231
Buildings, Improvements and Acquisition Fees	1,131,287
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	339,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,131,287
Gross Amount at Which Carried at Close of Period Total	1,470,518
Accumulated Depreciation	293,926
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | TN [Member] | Sweetwater2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sweetwater
Location	TN
Initial Cost [Abstract]
Land	133,000
Buildings, Improvements and Acquisition Fees	248,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	133,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	248,242
Gross Amount at Which Carried at Close of Period Total	381,242
Accumulated Depreciation	81,500
Date Acquired	10/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AL [Member] | Daphne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Daphne
Location	AL
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	391,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,637
Gross Amount at Which Carried at Close of Period Total	531,637
Accumulated Depreciation	122,058
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AL [Member] | Mobile [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mobile
Location	AL
Initial Cost [Abstract]
Land	190,000
Buildings, Improvements and Acquisition Fees	301,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	301,637
Gross Amount at Which Carried at Close of Period Total	491,637
Accumulated Depreciation	94,008
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | AL [Member] | Mobile1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mobile
Location	AL
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	421,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,637
Gross Amount at Which Carried at Close of Period Total	601,637
Accumulated Depreciation	131,408
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Wilmington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilmington
Location	DE
Initial Cost [Abstract]
Land	280,682
Buildings, Improvements and Acquisition Fees	424,525
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,682
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	424,525
Gross Amount at Which Carried at Close of Period Total	705,207
Accumulated Depreciation	149,284
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Smyrna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	DE
Initial Cost [Abstract]
Land	121,774
Buildings, Improvements and Acquisition Fees	186,436
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	121,774
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	186,436
Gross Amount at Which Carried at Close of Period Total	308,210
Accumulated Depreciation	65,556
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Dover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dover
Location	DE
Initial Cost [Abstract]
Land	278,804
Buildings, Improvements and Acquisition Fees	421,707
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	278,804
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,707
Gross Amount at Which Carried at Close of Period Total	700,511
Accumulated Depreciation	148,293
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Milford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milford
Location	DE
Initial Cost [Abstract]
Land	310,049
Buildings, Improvements and Acquisition Fees	468,575
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,049
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	468,575
Gross Amount at Which Carried at Close of Period Total	778,624
Accumulated Depreciation	164,775
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Camden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Camden
Location	DE
Initial Cost [Abstract]
Land	113,811
Buildings, Improvements and Acquisition Fees	174,435
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	113,811
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	174,435
Gross Amount at Which Carried at Close of Period Total	288,246
Accumulated Depreciation	61,336
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Camden1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Camden
Location	DE
Initial Cost [Abstract]
Land	250,528
Buildings, Improvements and Acquisition Fees	379,165
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,528
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	379,165
Gross Amount at Which Carried at Close of Period Total	629,693
Accumulated Depreciation	133,333
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Dewey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dewey
Location	DE
Initial Cost [Abstract]
Land	147,465
Buildings, Improvements and Acquisition Fees	224,665
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	224,665
Gross Amount at Which Carried at Close of Period Total	372,130
Accumulated Depreciation	79,000
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Dover1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dover
Location	DE
Initial Cost [Abstract]
Land	367,137
Buildings, Improvements and Acquisition Fees	554,207
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	367,137
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	554,207
Gross Amount at Which Carried at Close of Period Total	921,344
Accumulated Depreciation	194,889
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Dover2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dover
Location	DE
Initial Cost [Abstract]
Land	367,425
Buildings, Improvements and Acquisition Fees	554,884
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	367,425
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	554,884
Gross Amount at Which Carried at Close of Period Total	922,309
Accumulated Depreciation	195,127
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Felton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Felton
Location	DE
Initial Cost [Abstract]
Land	307,260
Buildings, Improvements and Acquisition Fees	464,391
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	307,260
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	464,391
Gross Amount at Which Carried at Close of Period Total	771,651
Accumulated Depreciation	163,304
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Greenwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenwood
Location	DE
Initial Cost [Abstract]
Land	632,303
Buildings, Improvements and Acquisition Fees	1,176,711
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	632,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,176,711
Gross Amount at Which Carried at Close of Period Total	1,809,014
Accumulated Depreciation	194,155
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Harrington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrington
Location	DE
Initial Cost [Abstract]
Land	563,812
Buildings, Improvements and Acquisition Fees	849,220
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	563,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	849,220
Gross Amount at Which Carried at Close of Period Total	1,413,032
Accumulated Depreciation	298,635
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Newcastle1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newcastle
Location	DE
Initial Cost [Abstract]
Land	589,325
Buildings, Improvements and Acquisition Fees	887,488
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	589,325
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	887,488
Gross Amount at Which Carried at Close of Period Total	1,476,813
Accumulated Depreciation	312,093
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Smyrna1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Smyrna
Location	DE
Initial Cost [Abstract]
Land	401,135
Buildings, Improvements and Acquisition Fees	605,332
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	401,135
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	605,332
Gross Amount at Which Carried at Close of Period Total	1,006,467
Accumulated Depreciation	212,868
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | DE [Member] | Townsend [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Townsend
Location	DE
Initial Cost [Abstract]
Land	241,416
Buildings, Improvements and Acquisition Fees	365,749
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	241,416
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	365,749
Gross Amount at Which Carried at Close of Period Total	607,165
Accumulated Depreciation	128,614
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	IL
Initial Cost [Abstract]
Land	173,812
Buildings, Improvements and Acquisition Fees	625,030
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	173,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	625,344
Gross Amount at Which Carried at Close of Period Total	799,156
Accumulated Depreciation	363,664
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Belvidere [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Belvidere
Location	IL
Initial Cost [Abstract]
Land	768,748
Buildings, Improvements and Acquisition Fees	1,426,176
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	768,748
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,427,676
Gross Amount at Which Carried at Close of Period Total	2,196,424
Accumulated Depreciation	116,771
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Dekalb [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dekalb
Location	IL
Initial Cost [Abstract]
Land	661,500
Buildings, Improvements and Acquisition Fees	1,226,500
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	661,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,228,500
Gross Amount at Which Carried at Close of Period Total	1,890,000
Accumulated Depreciation	100,564
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Godfrey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Godfrey
Location	IL
Initial Cost [Abstract]
Land	374,586
Buildings, Improvements and Acquisition Fees	733,190
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	374,586
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	733,504
Gross Amount at Which Carried at Close of Period Total	1,108,090
Accumulated Depreciation	426,557
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Granite City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Granite City
Location	IL
Initial Cost [Abstract]
Land	362,287
Buildings, Improvements and Acquisition Fees	737,255
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	314
Gross Amount at Which Carried at Close of Period Land	362,287
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	737,569
Gross Amount at Which Carried at Close of Period Total	1,099,856
Accumulated Depreciation	428,923
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Harford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harford
Location	IL
Initial Cost [Abstract]
Land	599,172
Buildings, Improvements and Acquisition Fees	1,110,747
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	599,172
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,112,747
Gross Amount at Which Carried at Close of Period Total	1,711,919
Accumulated Depreciation	91,111
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Loves Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Loves Park
Location	IL
Initial Cost [Abstract]
Land	547,582
Buildings, Improvements and Acquisition Fees	1,016,523
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	547,582
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,018,023
Gross Amount at Which Carried at Close of Period Total	1,565,605
Accumulated Depreciation	164,937
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Loves Park1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Loves Park
Location	IL
Initial Cost [Abstract]
Land	760,725
Buildings, Improvements and Acquisition Fees	1,410,775
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	760,725
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,412,775
Gross Amount at Which Carried at Close of Period Total	2,173,500
Accumulated Depreciation	115,613
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Machesney Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Machesney Park
Location	IL
Initial Cost [Abstract]
Land	562,275
Buildings, Improvements and Acquisition Fees	1,043,225
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	562,275
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,044,225
Gross Amount at Which Carried at Close of Period Total	1,606,500
Accumulated Depreciation	85,397
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Marengo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marengo
Location	IL
Initial Cost [Abstract]
Land	501,948
Buildings, Improvements and Acquisition Fees	930,688
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	501,948
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	932,188
Gross Amount at Which Carried at Close of Period Total	1,434,136
Accumulated Depreciation	76,306
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Rochelle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochelle
Location	IL
Initial Cost [Abstract]
Land	607,418
Buildings, Improvements and Acquisition Fees	1,128,145
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	607,418
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,129,145
Gross Amount at Which Carried at Close of Period Total	1,736,563
Accumulated Depreciation	182,782
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Rockford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rockford
Location	IL
Initial Cost [Abstract]
Land	463,050
Buildings, Improvements and Acquisition Fees	858,450
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	463,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	859,950
Gross Amount at Which Carried at Close of Period Total	1,323,000
Accumulated Depreciation	70,407
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Rockford1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rockford
Location	IL
Initial Cost [Abstract]
Land	388,631
Buildings, Improvements and Acquisition Fees	720,244
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	388,631
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	721,744
Gross Amount at Which Carried at Close of Period Total	1,110,375
Accumulated Depreciation	59,120
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IL [Member] | Tuscola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tuscola
Location	IL
Initial Cost [Abstract]
Land	752,456
Buildings, Improvements and Acquisition Fees	1,394,419
Cost Capitalized Subsequent to Acquisition Improvements	3,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	752,456
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,397,419
Gross Amount at Which Carried at Close of Period Total	2,149,875
Accumulated Depreciation	114,478
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Muncie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	103,950
Buildings, Improvements and Acquisition Fees	193,870
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	103,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	193,870
Gross Amount at Which Carried at Close of Period Total	297,820
Accumulated Depreciation	35,863
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Albany [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albany
Location	IN
Initial Cost [Abstract]
Land	427,437
Buildings, Improvements and Acquisition Fees	794,632
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	427,437
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	796,632
Gross Amount at Which Carried at Close of Period Total	1,224,069
Accumulated Depreciation	147,920
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | New Castle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Castle
Location	IN
Initial Cost [Abstract]
Land	138,600
Buildings, Improvements and Acquisition Fees	258,672
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,672
Gross Amount at Which Carried at Close of Period Total	397,272
Accumulated Depreciation	47,851
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Anderson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anderson
Location	IN
Initial Cost [Abstract]
Land	147,263
Buildings, Improvements and Acquisition Fees	274,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	274,307
Gross Amount at Which Carried at Close of Period Total	421,570
Accumulated Depreciation	50,744
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	129,938
Buildings, Improvements and Acquisition Fees	242,134
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	129,938
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	242,134
Gross Amount at Which Carried at Close of Period Total	372,072
Accumulated Depreciation	44,791
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Michigan City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Michigan City
Location	IN
Initial Cost [Abstract]
Land	227,500
Buildings, Improvements and Acquisition Fees	422,249
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	227,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,749
Gross Amount at Which Carried at Close of Period Total	651,249
Accumulated Depreciation	71,716
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Warsaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warsaw
Location	IN
Initial Cost [Abstract]
Land	415,275
Buildings, Improvements and Acquisition Fees	772,713
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	415,275
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	774,213
Gross Amount at Which Carried at Close of Period Total	1,189,488
Accumulated Depreciation	143,636
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	IN
Initial Cost [Abstract]
Land	209,196
Buildings, Improvements and Acquisition Fees	389,995
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	209,196
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,495
Gross Amount at Which Carried at Close of Period Total	600,691
Accumulated Depreciation	72,833
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	IN
Initial Cost [Abstract]
Land	281,248
Buildings, Improvements and Acquisition Fees	523,589
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,248
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,089
Gross Amount at Which Carried at Close of Period Total	806,337
Accumulated Depreciation	97,548
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	IN
Initial Cost [Abstract]
Land	139,219
Buildings, Improvements and Acquisition Fees	259,369
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	139,219
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	259,369
Gross Amount at Which Carried at Close of Period Total	398,588
Accumulated Depreciation	47,980
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Greenwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenwood
Location	IN
Initial Cost [Abstract]
Land	173,250
Buildings, Improvements and Acquisition Fees	323,022
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	173,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	323,022
Gross Amount at Which Carried at Close of Period Total	496,272
Accumulated Depreciation	59,756
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lafayette
Location	IN
Initial Cost [Abstract]
Land	147,263
Buildings, Improvements and Acquisition Fees	274,309
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	274,309
Gross Amount at Which Carried at Close of Period Total	421,572
Accumulated Depreciation	50,744
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Anderson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anderson
Location	IN
Initial Cost [Abstract]
Land	283,430
Buildings, Improvements and Acquisition Fees	527,190
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	283,430
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	529,190
Gross Amount at Which Carried at Close of Period Total	812,620
Accumulated Depreciation	98,443
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Elkhart [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elkhart
Location	IN
Initial Cost [Abstract]
Land	495,914
Buildings, Improvements and Acquisition Fees	922,471
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	495,914
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	923,971
Gross Amount at Which Carried at Close of Period Total	1,419,885
Accumulated Depreciation	171,341
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Frankfort [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Frankfort
Location	IN
Initial Cost [Abstract]
Land	208,666
Buildings, Improvements and Acquisition Fees	388,345
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	208,666
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,345
Gross Amount at Which Carried at Close of Period Total	599,011
Accumulated Depreciation	72,757
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Hartford City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hartford City
Location	IN
Initial Cost [Abstract]
Land	250,310
Buildings, Improvements and Acquisition Fees	465,702
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,310
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,702
Gross Amount at Which Carried at Close of Period Total	718,012
Accumulated Depreciation	87,068
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Indianapolis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	269,294
Buildings, Improvements and Acquisition Fees	500,939
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,294
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	502,439
Gross Amount at Which Carried at Close of Period Total	771,733
Accumulated Depreciation	93,358
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Indianapolis2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	318,432
Buildings, Improvements and Acquisition Fees	592,193
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,432
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	593,693
Gross Amount at Which Carried at Close of Period Total	912,125
Accumulated Depreciation	110,240
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Knox [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Knox
Location	IN
Initial Cost [Abstract]
Land	341,250
Buildings, Improvements and Acquisition Fees	633,499
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	341,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	634,999
Gross Amount at Which Carried at Close of Period Total	976,249
Accumulated Depreciation	107,276
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Lafayette1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lafayette
Location	IN
Initial Cost [Abstract]
Land	112,613
Buildings, Improvements and Acquisition Fees	209,959
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	112,613
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	209,959
Gross Amount at Which Carried at Close of Period Total	322,572
Accumulated Depreciation	38,839
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Mishawaka [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mishawaka
Location	IN
Initial Cost [Abstract]
Land	123,983
Buildings, Improvements and Acquisition Fees	231,743
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	123,983
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	233,743
Gross Amount at Which Carried at Close of Period Total	357,726
Accumulated Depreciation	43,786
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Morristown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morristown
Location	IN
Initial Cost [Abstract]
Land	366,590
Buildings, Improvements and Acquisition Fees	682,082
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	366,590
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	684,082
Gross Amount at Which Carried at Close of Period Total	1,050,672
Accumulated Depreciation	127,098
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Muncie1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	184,237
Buildings, Improvements and Acquisition Fees	342,974
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	184,237
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	344,974
Gross Amount at Which Carried at Close of Period Total	529,211
Accumulated Depreciation	64,363
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | New Albany [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Albany
Location	IN
Initial Cost [Abstract]
Land	181,459
Buildings, Improvements and Acquisition Fees	289,353
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	181,459
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,564
Gross Amount at Which Carried at Close of Period Total	471,023
Accumulated Depreciation	194,486
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | New Albany1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Albany
Location	IN
Initial Cost [Abstract]
Land	262,465
Buildings, Improvements and Acquisition Fees	331,796
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	262,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	332,007
Gross Amount at Which Carried at Close of Period Total	594,472
Accumulated Depreciation	222,993
Date Acquired	3/6/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | New Castle11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Castle
Location	IN
Initial Cost [Abstract]
Land	79,854
Buildings, Improvements and Acquisition Fees	149,572
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	79,854
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	150,572
Gross Amount at Which Carried at Close of Period Total	230,426
Accumulated Depreciation	28,126
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | New Castle2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Castle
Location	IN
Initial Cost [Abstract]
Land	203,941
Buildings, Improvements and Acquisition Fees	380,019
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	203,941
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	381,519
Gross Amount at Which Carried at Close of Period Total	585,460
Accumulated Depreciation	70,988
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Richmond1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	IN
Initial Cost [Abstract]
Land	255,908
Buildings, Improvements and Acquisition Fees	476,528
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	255,908
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	478,528
Gross Amount at Which Carried at Close of Period Total	734,436
Accumulated Depreciation	89,071
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Rushville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rushville
Location	IN
Initial Cost [Abstract]
Land	138,600
Buildings, Improvements and Acquisition Fees	258,672
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,672
Gross Amount at Which Carried at Close of Period Total	397,272
Accumulated Depreciation	47,851
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Rushville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rushville
Location	IN
Initial Cost [Abstract]
Land	121,275
Buildings, Improvements and Acquisition Fees	226,497
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	121,275
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	226,497
Gross Amount at Which Carried at Close of Period Total	347,772
Accumulated Depreciation	41,899
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | South Bend [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Bend
Location	IN
Initial Cost [Abstract]
Land	372,387
Buildings, Improvements and Acquisition Fees	693,064
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	372,387
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	695,064
Gross Amount at Which Carried at Close of Period Total	1,067,451
Accumulated Depreciation	129,130
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Wabash [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wabash
Location	IN
Initial Cost [Abstract]
Land	334,923
Buildings, Improvements and Acquisition Fees	623,488
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,923
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	624,988
Gross Amount at Which Carried at Close of Period Total	959,911
Accumulated Depreciation	116,029
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Wabash1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wabash
Location	IN
Initial Cost [Abstract]
Land	430,437
Buildings, Improvements and Acquisition Fees	800,871
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	430,437
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	802,871
Gross Amount at Which Carried at Close of Period Total	1,233,308
Accumulated Depreciation	149,075
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | West Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Lafayette
Location	IN
Initial Cost [Abstract]
Land	1,052,628
Buildings, Improvements and Acquisition Fees	1,340,855
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,052,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,342,855
Gross Amount at Which Carried at Close of Period Total	2,395,483
Accumulated Depreciation	248,748
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | IN [Member] | Zionsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zionsville
Location	IN
Initial Cost [Abstract]
Land	910,595
Buildings, Improvements and Acquisition Fees	1,691,926
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	910,595
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,693,926
Gross Amount at Which Carried at Close of Period Total	2,604,521
Accumulated Depreciation	313,920
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Kalamazoo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kalamazoo
Location	MI
Initial Cost [Abstract]
Land	238,000
Buildings, Improvements and Acquisition Fees	442,249
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	238,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	443,249
Gross Amount at Which Carried at Close of Period Total	681,249
Accumulated Depreciation	74,870
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Midland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midland
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	811,013
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,013
Gross Amount at Which Carried at Close of Period Total	1,250,513
Accumulated Depreciation	137,371
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Breckenridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Breckenridge
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	811,968
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,468
Gross Amount at Which Carried at Close of Period Total	1,250,968
Accumulated Depreciation	137,319
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Carson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carson City
Location	MI
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	486,468
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,468
Gross Amount at Which Carried at Close of Period Total	750,968
Accumulated Depreciation	82,739
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Charlevoix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlevoix
Location	MI
Initial Cost [Abstract]
Land	385,000
Buildings, Improvements and Acquisition Fees	713,013
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	385,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	715,513
Gross Amount at Which Carried at Close of Period Total	1,100,513
Accumulated Depreciation	121,086
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Cheboygan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cheboygan
Location	MI
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	518,013
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	520,513
Gross Amount at Which Carried at Close of Period Total	800,513
Accumulated Depreciation	88,261
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Clare [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clare
Location	MI
Initial Cost [Abstract]
Land	229,250
Buildings, Improvements and Acquisition Fees	426,218
Cost Capitalized Subsequent to Acquisition Improvements	500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	229,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	426,718
Gross Amount at Which Carried at Close of Period Total	655,968
Accumulated Depreciation	71,959
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Clare1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clare
Location	MI
Initial Cost [Abstract]
Land	306,250
Buildings, Improvements and Acquisition Fees	567,718
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	306,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	569,718
Gross Amount at Which Carried at Close of Period Total	875,968
Accumulated Depreciation	96,416
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Comstock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Comstock
Location	MI
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	583,761
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,261
Gross Amount at Which Carried at Close of Period Total	901,261
Accumulated Depreciation	99,329
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Farwell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Farwell
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	811,468
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,468
Gross Amount at Which Carried at Close of Period Total	1,250,968
Accumulated Depreciation	137,447
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Flint [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flint
Location	MI
Initial Cost [Abstract]
Land	194,492
Buildings, Improvements and Acquisition Fees	476,504
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	348
Gross Amount at Which Carried at Close of Period Land	194,492
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	476,852
Gross Amount at Which Carried at Close of Period Total	671,344
Accumulated Depreciation	305,901
Date Acquired	12/21/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Gladwin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gladwin
Location	MI
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	259,013
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	260,513
Gross Amount at Which Carried at Close of Period Total	400,513
Accumulated Depreciation	44,238
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Grand Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grand Rapids
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	812,261
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,761
Gross Amount at Which Carried at Close of Period Total	1,251,261
Accumulated Depreciation	137,368
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Kalkaska [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kalkaska
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	809,513
Cost Capitalized Subsequent to Acquisition Improvements	3,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,013
Gross Amount at Which Carried at Close of Period Total	1,250,513
Accumulated Depreciation	137,756
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Lake City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake City
Location	MI
Initial Cost [Abstract]
Land	115,500
Buildings, Improvements and Acquisition Fees	213,513
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	115,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	215,013
Gross Amount at Which Carried at Close of Period Total	330,513
Accumulated Depreciation	36,579
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Lakeview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeview
Location	MI
Initial Cost [Abstract]
Land	96,250
Buildings, Improvements and Acquisition Fees	177,718
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	96,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	179,718
Gross Amount at Which Carried at Close of Period Total	275,968
Accumulated Depreciation	30,766
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mackinaw City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mackinaw City
Location	MI
Initial Cost [Abstract]
Land	455,000
Buildings, Improvements and Acquisition Fees	844,513
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	845,513
Gross Amount at Which Carried at Close of Period Total	1,300,513
Accumulated Depreciation	142,585
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mecosta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mecosta
Location	MI
Initial Cost [Abstract]
Land	122,500
Buildings, Improvements and Acquisition Fees	227,468
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	122,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,468
Gross Amount at Which Carried at Close of Period Total	350,968
Accumulated Depreciation	38,715
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	463,750
Buildings, Improvements and Acquisition Fees	860,718
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	463,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	862,218
Gross Amount at Which Carried at Close of Period Total	1,325,968
Accumulated Depreciation	145,525
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	649,468
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,968
Gross Amount at Which Carried at Close of Period Total	1,000,968
Accumulated Depreciation	109,965
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	324,468
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,968
Gross Amount at Which Carried at Close of Period Total	500,968
Accumulated Depreciation	55,256
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	388,968
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,968
Gross Amount at Which Carried at Close of Period Total	600,968
Accumulated Depreciation	66,326
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	162,750
Buildings, Improvements and Acquisition Fees	300,794
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	162,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,294
Gross Amount at Which Carried at Close of Period Total	466,044
Accumulated Depreciation	51,695
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Mount Pleasant5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mount Pleasant
Location	MI
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	810,968
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,468
Gross Amount at Which Carried at Close of Period Total	1,250,968
Accumulated Depreciation	137,575
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Petoskey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Petoskey
Location	MI
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	909,513
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,513
Gross Amount at Which Carried at Close of Period Total	1,400,513
Accumulated Depreciation	153,526
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Prudenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Prudenville
Location	MI
Initial Cost [Abstract]
Land	133,000
Buildings, Improvements and Acquisition Fees	245,013
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	133,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	247,513
Gross Amount at Which Carried at Close of Period Total	380,513
Accumulated Depreciation	42,306
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Saginaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Saginaw
Location	MI
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	486,513
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,013
Gross Amount at Which Carried at Close of Period Total	750,513
Accumulated Depreciation	82,534
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Standish [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Standish
Location	MI
Initial Cost [Abstract]
Land	92,750
Buildings, Improvements and Acquisition Fees	171,263
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	92,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	172,763
Gross Amount at Which Carried at Close of Period Total	265,513
Accumulated Depreciation	29,467
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Traverse City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Traverse City
Location	MI
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	389,002
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,002
Gross Amount at Which Carried at Close of Period Total	601,002
Accumulated Depreciation	66,332
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MI [Member] | Walker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Walker
Location	MI
Initial Cost [Abstract]
Land	586,250
Buildings, Improvements and Acquisition Fees	1,088,499
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	586,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,089,999
Gross Amount at Which Carried at Close of Period Total	1,676,249
Accumulated Depreciation	183,868
Date Acquired	10/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	271,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,637
Gross Amount at Which Carried at Close of Period Total	471,637
Accumulated Depreciation	84,658
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	273,085
Buildings, Improvements and Acquisition Fees	471,693
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	273,085
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	471,693
Gross Amount at Which Carried at Close of Period Total	744,778
Accumulated Depreciation	302,669
Date Acquired	12/21/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Columbus1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	147,296
Buildings, Improvements and Acquisition Fees	304,411
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	147,296
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	304,533
Gross Amount at Which Carried at Close of Period Total	451,829
Accumulated Depreciation	204,539
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Cuyahoga Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cuyahoga Falls
Location	OH
Initial Cost [Abstract]
Land	321,792
Buildings, Improvements and Acquisition Fees	1,144,619
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	321,792
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,144,619
Gross Amount at Which Carried at Close of Period Total	1,466,411
Accumulated Depreciation	395,011
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Alliance [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alliance
Location	OH
Initial Cost [Abstract]
Land	454,440
Buildings, Improvements and Acquisition Fees	841,460
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	454,440
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	843,960
Gross Amount at Which Carried at Close of Period Total	1,298,400
Accumulated Depreciation	52,265
Date Acquired	6/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Atwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Atwater
Location	OH
Initial Cost [Abstract]
Land	118,555
Buildings, Improvements and Acquisition Fees	266,748
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	118,555
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	266,957
Gross Amount at Which Carried at Close of Period Total	385,512
Accumulated Depreciation	179,269
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Bellefontaine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellefontaine
Location	OH
Initial Cost [Abstract]
Land	455,000
Buildings, Improvements and Acquisition Fees	845,610
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	847,110
Gross Amount at Which Carried at Close of Period Total	1,302,110
Accumulated Depreciation	131,634
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Bellefontaine1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellefontaine
Location	OH
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	1,039,610
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,042,110
Gross Amount at Which Carried at Close of Period Total	1,602,110
Accumulated Depreciation	162,087
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | De Graff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	De Graff
Location	OH
Initial Cost [Abstract]
Land	302,750
Buildings, Improvements and Acquisition Fees	561,860
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	302,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	564,360
Gross Amount at Which Carried at Close of Period Total	867,110
Accumulated Depreciation	88,036
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Eaton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eaton
Location	OH
Initial Cost [Abstract]
Land	164,588
Buildings, Improvements and Acquisition Fees	306,934
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	164,588
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	306,934
Gross Amount at Which Carried at Close of Period Total	471,522
Accumulated Depreciation	56,779
Date Acquired	5/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Galion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Galion
Location	OH
Initial Cost [Abstract]
Land	138,981
Buildings, Improvements and Acquisition Fees	327,597
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	138,981
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	327,806
Gross Amount at Which Carried at Close of Period Total	466,787
Accumulated Depreciation	220,139
Date Acquired	3/6/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Groveport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Groveport
Location	OH
Initial Cost [Abstract]
Land	277,198
Buildings, Improvements and Acquisition Fees	445,497
Cost Capitalized Subsequent to Acquisition Improvements	16,091
Cost Capitalized Subsequent to Acquisition Carrying Costs	237
Gross Amount at Which Carried at Close of Period Land	277,198
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	461,825
Gross Amount at Which Carried at Close of Period Total	739,023
Accumulated Depreciation	286,858
Date Acquired	12/21/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Jackson Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson Center
Location	OH
Initial Cost [Abstract]
Land	367,500
Buildings, Improvements and Acquisition Fees	682,110
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	367,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	684,610
Gross Amount at Which Carried at Close of Period Total	1,052,110
Accumulated Depreciation	106,675
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Kenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kenton
Location	OH
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	261,462
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	262,462
Gross Amount at Which Carried at Close of Period Total	402,462
Accumulated Depreciation	35,620
Date Acquired	8/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Marysville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marysville
Location	OH
Initial Cost [Abstract]
Land	507,500
Buildings, Improvements and Acquisition Fees	943,110
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	507,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	944,610
Gross Amount at Which Carried at Close of Period Total	1,452,110
Accumulated Depreciation	146,746
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Marysville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marysville
Location	OH
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,300,610
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,302,110
Gross Amount at Which Carried at Close of Period Total	2,002,110
Accumulated Depreciation	202,159
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Marysville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marysville
Location	OH
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	650,610
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	652,110
Gross Amount at Which Carried at Close of Period Total	1,002,110
Accumulated Depreciation	101,409
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Perrysburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Perrysburg
Location	OH
Initial Cost [Abstract]
Land	211,678
Buildings, Improvements and Acquisition Fees	390,680
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	211,678
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,814
Gross Amount at Which Carried at Close of Period Total	602,492
Accumulated Depreciation	235,451
Date of Construction	1/10/1996
Date Acquired	9/1/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Russells Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Russells Point
Location	OH
Initial Cost [Abstract]
Land	546,000
Buildings, Improvements and Acquisition Fees	1,013,610
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	546,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,016,110
Gross Amount at Which Carried at Close of Period Total	1,562,110
Accumulated Depreciation	158,057
Date Acquired	2/29/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Streetsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Streetsboro
Location	OH
Initial Cost [Abstract]
Land	402,988
Buildings, Improvements and Acquisition Fees	533,349
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	402,988
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	533,463
Gross Amount at Which Carried at Close of Period Total	936,451
Accumulated Depreciation	293,357
Date of Construction	1/27/1997
Date Acquired	9/3/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Tiffin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tiffin
Location	OH
Initial Cost [Abstract]
Land	117,017
Buildings, Improvements and Acquisition Fees	273,040
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	117,017
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	273,249
Gross Amount at Which Carried at Close of Period Total	390,266
Accumulated Depreciation	183,495
Date Acquired	3/7/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Tipp City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tipp City
Location	OH
Initial Cost [Abstract]
Land	355,009
Buildings, Improvements and Acquisition Fees	588,111
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	355,009
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	588,196
Gross Amount at Which Carried at Close of Period Total	943,205
Accumulated Depreciation	328,357
Date of Construction	1/31/1997
Date Acquired	6/27/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OH [Member] | Wadsworth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wadsworth
Location	OH
Initial Cost [Abstract]
Land	266,507
Buildings, Improvements and Acquisition Fees	496,917
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	116
Gross Amount at Which Carried at Close of Period Land	266,507
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	497,033
Gross Amount at Which Carried at Close of Period Total	763,540
Accumulated Depreciation	284,269
Date of Construction	11/26/1996
Date Acquired	7/1/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	808,681
Buildings, Improvements and Acquisition Fees	256,843
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	808,681
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,843
Gross Amount at Which Carried at Close of Period Total	1,065,524
Accumulated Depreciation	88,605
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Pittsburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	497,668
Buildings, Improvements and Acquisition Fees	320,170
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	497,668
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	320,170
Gross Amount at Which Carried at Close of Period Total	817,838
Accumulated Depreciation	101,919
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Pittsburgh1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	296,277
Buildings, Improvements and Acquisition Fees	287,540
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	296,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	287,540
Gross Amount at Which Carried at Close of Period Total	583,817
Accumulated Depreciation	91,531
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Pittsburgh2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	395,417
Buildings, Improvements and Acquisition Fees	474,741
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	395,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	474,741
Gross Amount at Which Carried at Close of Period Total	870,158
Accumulated Depreciation	151,124
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Pittsburgh3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	118,118
Buildings, Improvements and Acquisition Fees	231,108
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	118,118
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	231,108
Gross Amount at Which Carried at Close of Period Total	349,226
Accumulated Depreciation	73,567
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Valencia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Valencia
Location	PA
Initial Cost [Abstract]
Land	440,565
Buildings, Improvements and Acquisition Fees	278,492
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	440,565
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	278,492
Gross Amount at Which Carried at Close of Period Total	719,057
Accumulated Depreciation	88,651
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Aliquippa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aliquippa
Location	PA
Initial Cost [Abstract]
Land	226,195
Buildings, Improvements and Acquisition Fees	452,631
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	226,195
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	452,631
Gross Amount at Which Carried at Close of Period Total	678,826
Accumulated Depreciation	144,085
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Beaver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaver
Location	PA
Initial Cost [Abstract]
Land	95,626
Buildings, Improvements and Acquisition Fees	223,368
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	95,626
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	223,368
Gross Amount at Which Carried at Close of Period Total	318,994
Accumulated Depreciation	71,103
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Beaver Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaver Falls
Location	PA
Initial Cost [Abstract]
Land	92,207
Buildings, Improvements and Acquisition Fees	230,758
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	92,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	230,758
Gross Amount at Which Carried at Close of Period Total	322,965
Accumulated Depreciation	73,456
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Cornwell Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cornwell Heights
Location	PA
Initial Cost [Abstract]
Land	569,763
Buildings, Improvements and Acquisition Fees	387,611
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	569,763
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	387,611
Gross Amount at Which Carried at Close of Period Total	957,374
Accumulated Depreciation	133,720
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Doylestown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Doylestown
Location	PA
Initial Cost [Abstract]
Land	800,134
Buildings, Improvements and Acquisition Fees	1,226,452
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	800,134
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,226,452
Gross Amount at Which Carried at Close of Period Total	2,026,586
Accumulated Depreciation	423,121
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | East Caln [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Caln
Location	PA
Initial Cost [Abstract]
Land	1,722,222
Buildings, Improvements and Acquisition Fees	576
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,722,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	576
Gross Amount at Which Carried at Close of Period Total	1,722,798
Accumulated Depreciation	203
Date Acquired	2/25/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Lansdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lansdale
Location	PA
Initial Cost [Abstract]
Land	1,356,324
Buildings, Improvements and Acquisition Fees	385,761
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,356,324
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	385,761
Gross Amount at Which Carried at Close of Period Total	1,742,085
Accumulated Depreciation	133,081
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Penndel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Penndel
Location	PA
Initial Cost [Abstract]
Land	739,487
Buildings, Improvements and Acquisition Fees	1,003,809
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	739,487
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,003,809
Gross Amount at Which Carried at Close of Period Total	1,743,296
Accumulated Depreciation	346,309
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Perryopolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Perryopolis
Location	PA
Initial Cost [Abstract]
Land	148,953
Buildings, Improvements and Acquisition Fees	134,299
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	148,953
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	134,299
Gross Amount at Which Carried at Close of Period Total	283,252
Accumulated Depreciation	42,750
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	425,928
Buildings, Improvements and Acquisition Fees	167,147
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	425,928
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	167,147
Gross Amount at Which Carried at Close of Period Total	593,075
Accumulated Depreciation	57,660
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	390,342
Buildings, Improvements and Acquisition Fees	226,919
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	390,342
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	226,919
Gross Amount at Which Carried at Close of Period Total	617,261
Accumulated Depreciation	78,281
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	541,792
Buildings, Improvements and Acquisition Fees	236,049
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	541,792
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	236,049
Gross Amount at Which Carried at Close of Period Total	777,841
Accumulated Depreciation	81,431
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	530,018
Buildings, Improvements and Acquisition Fees	214,977
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	530,018
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	214,977
Gross Amount at Which Carried at Close of Period Total	744,995
Accumulated Depreciation	74,162
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	614,101
Buildings, Improvements and Acquisition Fees	277,277
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	614,101
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	277,277
Gross Amount at Which Carried at Close of Period Total	891,378
Accumulated Depreciation	95,655
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	1,011,389
Buildings, Improvements and Acquisition Fees	491,302
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,011,389
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	491,302
Gross Amount at Which Carried at Close of Period Total	1,502,691
Accumulated Depreciation	169,494
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	935,672
Buildings, Improvements and Acquisition Fees	448,426
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	935,672
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	448,426
Gross Amount at Which Carried at Close of Period Total	1,384,098
Accumulated Depreciation	154,702
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	689,172
Buildings, Improvements and Acquisition Fees	426,596
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	689,172
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	426,596
Gross Amount at Which Carried at Close of Period Total	1,115,768
Accumulated Depreciation	147,170
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	349,294
Buildings, Improvements and Acquisition Fees	134,485
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	349,294
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	134,485
Gross Amount at Which Carried at Close of Period Total	483,779
Accumulated Depreciation	46,392
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Philadelphia10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	557,515
Buildings, Improvements and Acquisition Fees	244,121
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	557,515
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	244,121
Gross Amount at Which Carried at Close of Period Total	801,636
Accumulated Depreciation	80,967
Date Acquired	9/16/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | South Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Park
Location	PA
Initial Cost [Abstract]
Land	252,247
Buildings, Improvements and Acquisition Fees	436,182
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	252,247
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	436,182
Gross Amount at Which Carried at Close of Period Total	688,429
Accumulated Depreciation	138,810
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Southampton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southampton
Location	PA
Initial Cost [Abstract]
Land	783,279
Buildings, Improvements and Acquisition Fees	163,721
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	783,279
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	163,721
Gross Amount at Which Carried at Close of Period Total	947,000
Accumulated Depreciation	56,478
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Verona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Verona
Location	PA
Initial Cost [Abstract]
Land	171,411
Buildings, Improvements and Acquisition Fees	257,358
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	171,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	257,358
Gross Amount at Which Carried at Close of Period Total	428,769
Accumulated Depreciation	81,923
Date Acquired	1/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | PA [Member] | Willow Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Willow Grove
Location	PA
Initial Cost [Abstract]
Land	329,934
Buildings, Improvements and Acquisition Fees	73,123
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	329,934
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	73,123
Gross Amount at Which Carried at Close of Period Total	403,057
Accumulated Depreciation	25,222
Date Acquired	5/29/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WA [Member] | Spokane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spokane
Location	WA
Initial Cost [Abstract]
Land	66,150
Buildings, Improvements and Acquisition Fees	146,921
Cost Capitalized Subsequent to Acquisition Improvements	55,528
Cost Capitalized Subsequent to Acquisition Carrying Costs	7,650
Gross Amount at Which Carried at Close of Period Land	66,150
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	210,099
Gross Amount at Which Carried at Close of Period Total	276,249
Accumulated Depreciation	152,095
Date Acquired	11/18/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Louisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	KY
Initial Cost [Abstract]
Land	216,849
Buildings, Improvements and Acquisition Fees	605,697
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	216,849
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	605,884
Gross Amount at Which Carried at Close of Period Total	822,733
Accumulated Depreciation	376,474
Date of Construction	6/18/1996
Date Acquired	11/17/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Berea [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Berea
Location	KY
Initial Cost [Abstract]
Land	252,077
Buildings, Improvements and Acquisition Fees	360,815
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	197
Gross Amount at Which Carried at Close of Period Land	252,077
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,012
Gross Amount at Which Carried at Close of Period Total	613,089
Accumulated Depreciation	242,460
Date Acquired	3/8/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Elizabethtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elizabethtown
Location	KY
Initial Cost [Abstract]
Land	286,106
Buildings, Improvements and Acquisition Fees	286,106
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	364
Gross Amount at Which Carried at Close of Period Land	286,106
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	286,470
Gross Amount at Which Carried at Close of Period Total	572,576
Accumulated Depreciation	192,310
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Lebanon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lebanon
Location	KY
Initial Cost [Abstract]
Land	158,052
Buildings, Improvements and Acquisition Fees	316,105
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	350
Gross Amount at Which Carried at Close of Period Land	158,052
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	316,455
Gross Amount at Which Carried at Close of Period Total	474,507
Accumulated Depreciation	212,434
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Louisville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	KY
Initial Cost [Abstract]
Land	198,926
Buildings, Improvements and Acquisition Fees	368,014
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	198,926
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	368,225
Gross Amount at Which Carried at Close of Period Total	567,151
Accumulated Depreciation	247,320
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Mt. Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Washington
Location	KY
Initial Cost [Abstract]
Land	327,245
Buildings, Improvements and Acquisition Fees	479,593
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	327,245
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	479,593
Gross Amount at Which Carried at Close of Period Total	806,838
Accumulated Depreciation	290,185
Date of Construction	12/6/1996
Date Acquired	5/31/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | KY [Member] | Owensboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Owensboro
Location	KY
Initial Cost [Abstract]
Land	360,000
Buildings, Improvements and Acquisition Fees	590,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	360,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	590,000
Gross Amount at Which Carried at Close of Period Total	950,000
Accumulated Depreciation	386,450
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MA [Member] | North Reading [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Reading
Location	MA
Initial Cost [Abstract]
Land	574,601
Buildings, Improvements and Acquisition Fees	756,174
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	574,601
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	756,174
Gross Amount at Which Carried at Close of Period Total	1,330,775
Accumulated Depreciation	253,318
Date Acquired	8/18/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MA [Member] | Amherst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Amherst
Location	MA
Initial Cost [Abstract]
Land	110,969
Buildings, Improvements and Acquisition Fees	639,806
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	110,969
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	639,806
Gross Amount at Which Carried at Close of Period Total	750,775
Accumulated Depreciation	214,335
Date Acquired	8/18/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MA [Member] | Seekonk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Seekonk
Location	MA
Initial Cost [Abstract]
Land	298,354
Buildings, Improvements and Acquisition Fees	268,518
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	298,354
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	268,518
Gross Amount at Which Carried at Close of Period Total	566,872
Accumulated Depreciation	180,355
Date Acquired	3/3/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | Berlin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Berlin
Location	MD
Initial Cost [Abstract]
Land	255,951
Buildings, Improvements and Acquisition Fees	387,395
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	255,951
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	387,395
Gross Amount at Which Carried at Close of Period Total	643,346
Accumulated Depreciation	136,226
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | Crisfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crisfield
Location	MD
Initial Cost [Abstract]
Land	219,704
Buildings, Improvements and Acquisition Fees	333,024
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	219,704
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	333,024
Gross Amount at Which Carried at Close of Period Total	552,728
Accumulated Depreciation	117,106
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | Hebron [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hebron
Location	MD
Initial Cost [Abstract]
Land	376,251
Buildings, Improvements and Acquisition Fees	567,844
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	376,251
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	567,844
Gross Amount at Which Carried at Close of Period Total	944,095
Accumulated Depreciation	199,685
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | La Plata [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	La Plata
Location	MD
Initial Cost [Abstract]
Land	1,017,544
Buildings, Improvements and Acquisition Fees	2,706,729
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,017,544
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,706,729
Gross Amount at Which Carried at Close of Period Total	3,724,273
Accumulated Depreciation	1,014,776
Date Acquired	8/6/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | Mechanicsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mechanicsville
Location	MD
Initial Cost [Abstract]
Land	1,540,335
Buildings, Improvements and Acquisition Fees	2,860,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,540,335
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,860,928
Gross Amount at Which Carried at Close of Period Total	4,401,263
Accumulated Depreciation	1,091,861
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | MD [Member] | Millersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Millersville
Location	MD
Initial Cost [Abstract]
Land	830,737
Buildings, Improvements and Acquisition Fees	2,696,245
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	830,737
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,696,245
Gross Amount at Which Carried at Close of Period Total	3,526,982
Accumulated Depreciation	1,029,113
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | Hamilton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton
Location	NJ
Initial Cost [Abstract]
Land	1,539,117
Buildings, Improvements and Acquisition Fees	2,858,630
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,539,117
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,858,630
Gross Amount at Which Carried at Close of Period Total	4,397,747
Accumulated Depreciation	1,091,937
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | Farmingdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Farmingdale
Location	NJ
Initial Cost [Abstract]
Land	1,459,957
Buildings, Improvements and Acquisition Fees	2,712,264
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,459,957
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,712,264
Gross Amount at Which Carried at Close of Period Total	4,172,221
Accumulated Depreciation	1,017,059
Date Acquired	8/6/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | Galloway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Galloway
Location	NJ
Initial Cost [Abstract]
Land	1,367,872
Buildings, Improvements and Acquisition Fees	2,540,604
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,367,872
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,540,604
Gross Amount at Which Carried at Close of Period Total	3,908,476
Accumulated Depreciation	969,621
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | MillVille [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	MillVille
Location	NJ
Initial Cost [Abstract]
Land	953,891
Buildings, Improvements and Acquisition Fees	1,771,782
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	953,891
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,771,782
Gross Amount at Which Carried at Close of Period Total	2,725,673
Accumulated Depreciation	676,220
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | Toms River [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toms River
Location	NJ
Initial Cost [Abstract]
Land	1,265,861
Buildings, Improvements and Acquisition Fees	2,351,154
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,265,861
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,351,154
Gross Amount at Which Carried at Close of Period Total	3,617,015
Accumulated Depreciation	897,711
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | NJ [Member] | Toms River1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toms River
Location	NJ
Initial Cost [Abstract]
Land	982,526
Buildings, Improvements and Acquisition Fees	1,824,961
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	982,526
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,824,961
Gross Amount at Which Carried at Close of Period Total	2,807,487
Accumulated Depreciation	696,175
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | OK [Member] | Tulsa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	126,545
Buildings, Improvements and Acquisition Fees	508,266
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	126,545
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	508,439
Gross Amount at Which Carried at Close of Period Total	634,984
Accumulated Depreciation	295,712
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	450,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	450,000
Gross Amount at Which Carried at Close of Period Total	600,000
Accumulated Depreciation	294,750
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Charleston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charleston
Location	SC
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	350,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	350,000
Gross Amount at Which Carried at Close of Period Total	520,000
Accumulated Depreciation	229,250
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	390,000
Buildings, Improvements and Acquisition Fees	462,847
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	390,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	462,847
Gross Amount at Which Carried at Close of Period Total	852,847
Accumulated Depreciation	230,648
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lexington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	SC
Initial Cost [Abstract]
Land	255,000
Buildings, Improvements and Acquisition Fees	545,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	255,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	545,000
Gross Amount at Which Carried at Close of Period Total	800,000
Accumulated Depreciation	356,975
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | North Charleston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Charleston
Location	SC
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	650,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,050,000
Accumulated Depreciation	425,750
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	SC
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	632,626
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	632,626
Gross Amount at Which Carried at Close of Period Total	802,626
Accumulated Depreciation	315,254
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Columbia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	520,000
Buildings, Improvements and Acquisition Fees	471,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	520,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	471,637
Gross Amount at Which Carried at Close of Period Total	991,637
Accumulated Depreciation	146,991
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Goose Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goose Creek
Location	SC
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	241,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	241,637
Gross Amount at Which Carried at Close of Period Total	391,637
Accumulated Depreciation	75,308
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Summerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Summerville
Location	SC
Initial Cost [Abstract]
Land	115,000
Buildings, Improvements and Acquisition Fees	515,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	115,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	515,000
Gross Amount at Which Carried at Close of Period Total	630,000
Accumulated Depreciation	337,325
Date Acquired	8/25/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	184,701
Buildings, Improvements and Acquisition Fees	344,620
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	184,701
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	344,620
Gross Amount at Which Carried at Close of Period Total	529,321
Accumulated Depreciation	52,266
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Florence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florence
Location	SC
Initial Cost [Abstract]
Land	193,497
Buildings, Improvements and Acquisition Fees	359,413
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	193,497
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	360,913
Gross Amount at Which Carried at Close of Period Total	554,410
Accumulated Depreciation	55,072
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Camden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Camden
Location	SC
Initial Cost [Abstract]
Land	269,136
Buildings, Improvements and Acquisition Fees	499,897
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,136
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	501,397
Gross Amount at Which Carried at Close of Period Total	770,533
Accumulated Depreciation	76,379
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lake City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake City
Location	SC
Initial Cost [Abstract]
Land	202,292
Buildings, Improvements and Acquisition Fees	376,398
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	202,292
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	377,898
Gross Amount at Which Carried at Close of Period Total	580,190
Accumulated Depreciation	57,648
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	432,527
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	432,527
Gross Amount at Which Carried at Close of Period Total	752,527
Accumulated Depreciation	215,539
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	472,679
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	472,679
Gross Amount at Which Carried at Close of Period Total	802,679
Accumulated Depreciation	235,548
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	543,588
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	543,588
Gross Amount at Which Carried at Close of Period Total	1,103,588
Accumulated Depreciation	270,882
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	360,000
Buildings, Improvements and Acquisition Fees	542,982
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	360,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	542,982
Gross Amount at Which Carried at Close of Period Total	902,982
Accumulated Depreciation	270,581
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	540,000
Buildings, Improvements and Acquisition Fees	388,058
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	388,058
Gross Amount at Which Carried at Close of Period Total	928,058
Accumulated Depreciation	193,377
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Aiken5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	251,770
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	251,770
Gross Amount at Which Carried at Close of Period Total	501,770
Accumulated Depreciation	125,463
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Beach Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beach Island
Location	SC
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	481,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	481,637
Gross Amount at Which Carried at Close of Period Total	811,637
Accumulated Depreciation	150,108
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Belvedere [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Belvedere
Location	SC
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	463,080
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	463,080
Gross Amount at Which Carried at Close of Period Total	953,080
Accumulated Depreciation	230,764
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Bishopville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bishopville
Location	SC
Initial Cost [Abstract]
Land	191,738
Buildings, Improvements and Acquisition Fees	356,130
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	191,738
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	357,630
Gross Amount at Which Carried at Close of Period Total	549,368
Accumulated Depreciation	54,574
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Bonneau [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bonneau
Location	SC
Initial Cost [Abstract]
Land	128,411
Buildings, Improvements and Acquisition Fees	239,191
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	128,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	240,691
Gross Amount at Which Carried at Close of Period Total	369,102
Accumulated Depreciation	36,839
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Conway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conway
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	251,890
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	252,890
Gross Amount at Which Carried at Close of Period Total	252,890
Accumulated Depreciation	59,737
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Cordova [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cordova
Location	SC
Initial Cost [Abstract]
Land	137,207
Buildings, Improvements and Acquisition Fees	255,025
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	137,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	257,025
Gross Amount at Which Carried at Close of Period Total	394,232
Accumulated Depreciation	39,428
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Eastover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eastover
Location	SC
Initial Cost [Abstract]
Land	138,966
Buildings, Improvements and Acquisition Fees	258,625
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,966
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	259,625
Gross Amount at Which Carried at Close of Period Total	398,591
Accumulated Depreciation	39,599
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Florence1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florence
Location	SC
Initial Cost [Abstract]
Land	337,740
Buildings, Improvements and Acquisition Fees	627,293
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,740
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	628,793
Gross Amount at Which Carried at Close of Period Total	966,533
Accumulated Depreciation	95,701
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greenville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	402,392
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	402,392
Gross Amount at Which Carried at Close of Period Total	702,392
Accumulated Depreciation	200,522
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greenville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	370,000
Buildings, Improvements and Acquisition Fees	432,695
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	370,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	432,695
Gross Amount at Which Carried at Close of Period Total	802,695
Accumulated Depreciation	215,622
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greenville3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	620,000
Buildings, Improvements and Acquisition Fees	483,604
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	483,604
Gross Amount at Which Carried at Close of Period Total	1,103,604
Accumulated Depreciation	240,990
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greenville4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	SC
Initial Cost [Abstract]
Land	680,000
Buildings, Improvements and Acquisition Fees	423,604
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	680,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,604
Gross Amount at Which Carried at Close of Period Total	1,103,604
Accumulated Depreciation	211,090
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Greer [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greer
Location	SC
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	502,879
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	502,879
Gross Amount at Which Carried at Close of Period Total	902,879
Accumulated Depreciation	250,597
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Hemingway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hemingway
Location	SC
Initial Cost [Abstract]
Land	246,269
Buildings, Improvements and Acquisition Fees	458,069
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	246,269
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	459,569
Gross Amount at Which Carried at Close of Period Total	705,838
Accumulated Depreciation	70,035
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Hilton Head [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hilton Head
Location	SC
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	691,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	691,637
Gross Amount at Which Carried at Close of Period Total	1,191,637
Accumulated Depreciation	215,558
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Hilton Head1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hilton Head
Location	SC
Initial Cost [Abstract]
Land	185,500
Buildings, Improvements and Acquisition Fees	344,510
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	185,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	344,510
Gross Amount at Which Carried at Close of Period Total	530,010
Accumulated Depreciation	106,224
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Irmo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Irmo
Location	SC
Initial Cost [Abstract]
Land	690,000
Buildings, Improvements and Acquisition Fees	461,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	690,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	461,637
Gross Amount at Which Carried at Close of Period Total	1,151,637
Accumulated Depreciation	143,874
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Kingstree [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingstree
Location	SC
Initial Cost [Abstract]
Land	209,328
Buildings, Improvements and Acquisition Fees	389,965
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	209,328
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,965
Gross Amount at Which Carried at Close of Period Total	600,293
Accumulated Depreciation	59,519
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Kingstree1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingstree
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	301,766
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,766
Gross Amount at Which Carried at Close of Period Total	303,766
Accumulated Depreciation	67,063
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lexington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	SC
Initial Cost [Abstract]
Land	640,000
Buildings, Improvements and Acquisition Fees	563,891
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	640,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	563,891
Gross Amount at Which Carried at Close of Period Total	1,203,891
Accumulated Depreciation	281,000
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lexington2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	SC
Initial Cost [Abstract]
Land	540,000
Buildings, Improvements and Acquisition Fees	563,588
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	563,588
Gross Amount at Which Carried at Close of Period Total	1,103,588
Accumulated Depreciation	280,849
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lexington3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	SC
Initial Cost [Abstract]
Land	360,000
Buildings, Improvements and Acquisition Fees	843,891
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	360,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	843,891
Gross Amount at Which Carried at Close of Period Total	1,203,891
Accumulated Depreciation	420,533
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Lugoff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lugoff
Location	SC
Initial Cost [Abstract]
Land	200,533
Buildings, Improvements and Acquisition Fees	372,490
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,533
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,990
Gross Amount at Which Carried at Close of Period Total	574,523
Accumulated Depreciation	57,056
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Moncks Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moncks Corner
Location	SC
Initial Cost [Abstract]
Land	351,812
Buildings, Improvements and Acquisition Fees	654,578
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	655,578
Gross Amount at Which Carried at Close of Period Total	1,007,390
Accumulated Depreciation	99,652
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Mt. Pleasant [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Pleasant
Location	SC
Initial Cost [Abstract]
Land	668,443
Buildings, Improvements and Acquisition Fees	1,241,940
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	668,443
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,242,940
Gross Amount at Which Carried at Close of Period Total	1,911,383
Accumulated Depreciation	188,735
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	140,725
Buildings, Improvements and Acquisition Fees	261,942
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,725
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	262,942
Gross Amount at Which Carried at Close of Period Total	403,667
Accumulated Depreciation	40,102
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	703,624
Buildings, Improvements and Acquisition Fees	1,307,326
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	703,624
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,308,326
Gross Amount at Which Carried at Close of Period Total	2,011,950
Accumulated Depreciation	198,652
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	327,278
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,278
Gross Amount at Which Carried at Close of Period Total	328,278
Accumulated Depreciation	90,594
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	277,019
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	278,019
Gross Amount at Which Carried at Close of Period Total	278,019
Accumulated Depreciation	67,042
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	527,718
Buildings, Improvements and Acquisition Fees	980,766
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,718
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	982,266
Gross Amount at Which Carried at Close of Period Total	1,509,984
Accumulated Depreciation	149,311
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	176,002
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	177,502
Gross Amount at Which Carried at Close of Period Total	177,502
Accumulated Depreciation	27,255
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	753,979
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	755,479
Gross Amount at Which Carried at Close of Period Total	755,479
Accumulated Depreciation	114,915
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Myrtle Beach7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	492,537
Buildings, Improvements and Acquisition Fees	913,807
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,537
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	916,307
Gross Amount at Which Carried at Close of Period Total	1,408,844
Accumulated Depreciation	139,530
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | North Augusta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Augusta
Location	SC
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	452,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	452,777
Gross Amount at Which Carried at Close of Period Total	852,777
Accumulated Depreciation	225,630
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | North Augusta1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Augusta
Location	SC
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	1,221,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,221,637
Gross Amount at Which Carried at Close of Period Total	1,711,637
Accumulated Depreciation	380,741
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Orangeburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orangeburg
Location	SC
Initial Cost [Abstract]
Land	320,000
Buildings, Improvements and Acquisition Fees	691,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	320,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	691,637
Gross Amount at Which Carried at Close of Period Total	1,011,637
Accumulated Depreciation	215,558
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Pinewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pinewood
Location	SC
Initial Cost [Abstract]
Land	325,426
Buildings, Improvements and Acquisition Fees	605,076
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	325,426
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	606,576
Gross Amount at Which Carried at Close of Period Total	932,002
Accumulated Depreciation	92,331
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Simpsonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Simpsonville
Location	SC
Initial Cost [Abstract]
Land	530,000
Buildings, Improvements and Acquisition Fees	573,485
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	530,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	573,485
Gross Amount at Which Carried at Close of Period Total	1,103,485
Accumulated Depreciation	285,781
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Spartanburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spartanburg
Location	SC
Initial Cost [Abstract]
Land	470,000
Buildings, Improvements and Acquisition Fees	432,879
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	470,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	432,879
Gross Amount at Which Carried at Close of Period Total	902,879
Accumulated Depreciation	215,713
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Summerton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Summerton
Location	SC
Initial Cost [Abstract]
Land	142,484
Buildings, Improvements and Acquisition Fees	265,326
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	142,484
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	266,826
Gross Amount at Which Carried at Close of Period Total	409,310
Accumulated Depreciation	40,802
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Summerville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Summerville
Location	SC
Initial Cost [Abstract]
Land	297,500
Buildings, Improvements and Acquisition Fees	553,227
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	553,227
Gross Amount at Which Carried at Close of Period Total	850,727
Accumulated Depreciation	170,576
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	149,520
Buildings, Improvements and Acquisition Fees	278,284
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	149,520
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	279,284
Gross Amount at Which Carried at Close of Period Total	428,804
Accumulated Depreciation	42,580
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	372,921
Buildings, Improvements and Acquisition Fees	693,113
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	372,921
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	694,113
Gross Amount at Which Carried at Close of Period Total	1,067,034
Accumulated Depreciation	105,496
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	211,087
Buildings, Improvements and Acquisition Fees	392,065
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	211,087
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	393,565
Gross Amount at Which Carried at Close of Period Total	604,652
Accumulated Depreciation	60,025
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	263,859
Buildings, Improvements and Acquisition Fees	490,128
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	263,859
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	491,628
Gross Amount at Which Carried at Close of Period Total	755,487
Accumulated Depreciation	74,897
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	362,367
Buildings, Improvements and Acquisition Fees	673,012
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	362,367
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	674,512
Gross Amount at Which Carried at Close of Period Total	1,036,879
Accumulated Depreciation	102,635
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	181,183
Buildings, Improvements and Acquisition Fees	336,587
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,183
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,087
Gross Amount at Which Carried at Close of Period Total	519,270
Accumulated Depreciation	51,610
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	154,797
Buildings, Improvements and Acquisition Fees	287,584
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	154,797
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,084
Gross Amount at Which Carried at Close of Period Total	443,881
Accumulated Depreciation	44,178
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	351,812
Buildings, Improvements and Acquisition Fees	653,469
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	351,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,969
Gross Amount at Which Carried at Close of Period Total	1,006,781
Accumulated Depreciation	99,671
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	334,222
Buildings, Improvements and Acquisition Fees	620,801
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,301
Gross Amount at Which Carried at Close of Period Total	956,523
Accumulated Depreciation	94,716
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	281,450
Buildings, Improvements and Acquisition Fees	522,796
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,450
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	524,296
Gross Amount at Which Carried at Close of Period Total	805,746
Accumulated Depreciation	79,852
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	146,002
Buildings, Improvements and Acquisition Fees	271,250
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	146,002
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	272,750
Gross Amount at Which Carried at Close of Period Total	418,752
Accumulated Depreciation	41,701
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter12 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	149,520
Buildings, Improvements and Acquisition Fees	277,726
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	149,520
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	279,226
Gross Amount at Which Carried at Close of Period Total	428,746
Accumulated Depreciation	42,683
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | Sumter13 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sumter
Location	SC
Initial Cost [Abstract]
Land	262,100
Buildings, Improvements and Acquisition Fees	486,861
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,361
Gross Amount at Which Carried at Close of Period Total	750,461
Accumulated Depreciation	74,402
Date Acquired	3/27/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | West Aiken [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Aiken
Location	SC
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	402,665
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	402,665
Gross Amount at Which Carried at Close of Period Total	802,665
Accumulated Depreciation	200,657
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | West Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Columbia
Location	SC
Initial Cost [Abstract]
Land	410,000
Buildings, Improvements and Acquisition Fees	693,574
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	410,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	693,574
Gross Amount at Which Carried at Close of Period Total	1,103,574
Accumulated Depreciation	345,625
Date Acquired	7/22/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | SC [Member] | West Columbia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Columbia
Location	SC
Initial Cost [Abstract]
Land	336,000
Buildings, Improvements and Acquisition Fees	624,727
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	336,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	624,727
Gross Amount at Which Carried at Close of Period Total	960,727
Accumulated Depreciation	192,622
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	1,144,841
Buildings, Improvements and Acquisition Fees	3,371,146
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,144,841
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,371,146
Gross Amount at Which Carried at Close of Period Total	4,515,987
Accumulated Depreciation	1,262,339
Date Acquired	8/22/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Roanoke [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roanoke
Location	VA
Initial Cost [Abstract]
Land	325,000
Buildings, Improvements and Acquisition Fees	575,366
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	325,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	575,366
Gross Amount at Which Carried at Close of Period Total	900,366
Accumulated Depreciation	146,718
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Warrenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warrenton
Location	VA
Initial Cost [Abstract]
Land	515,971
Buildings, Improvements and Acquisition Fees	649,125
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	161
Gross Amount at Which Carried at Close of Period Land	515,971
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	649,286
Gross Amount at Which Carried at Close of Period Total	1,165,257
Accumulated Depreciation	390,597
Date Acquired	12/20/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Stafford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stafford
Location	VA
Initial Cost [Abstract]
Land	271,865
Buildings, Improvements and Acquisition Fees	601,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	167
Gross Amount at Which Carried at Close of Period Land	271,865
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	602,164
Gross Amount at Which Carried at Close of Period Total	874,029
Accumulated Depreciation	362,244
Date Acquired	12/20/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Chesapeake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chesapeake
Location	VA
Initial Cost [Abstract]
Land	225,000
Buildings, Improvements and Acquisition Fees	400,366
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	400,366
Gross Amount at Which Carried at Close of Period Total	625,366
Accumulated Depreciation	102,093
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Virginia Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Virginia Beach
Location	VA
Initial Cost [Abstract]
Land	1,194,560
Buildings, Improvements and Acquisition Fees	2,218,773
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,194,560
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,218,773
Gross Amount at Which Carried at Close of Period Total	3,413,333
Accumulated Depreciation	846,817
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Glen Allen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glen Allen
Location	VA
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	440,965
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	17
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	440,982
Gross Amount at Which Carried at Close of Period Total	1,140,982
Accumulated Depreciation	241,792
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	298,227
Buildings, Improvements and Acquisition Fees	451,014
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	298,227
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	451,014
Gross Amount at Which Carried at Close of Period Total	749,241
Accumulated Depreciation	158,599
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | St. Paul [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	VA
Initial Cost [Abstract]
Land	334,803
Buildings, Improvements and Acquisition Fees	622,807
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,807
Gross Amount at Which Carried at Close of Period Total	957,610
Accumulated Depreciation	102,762
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | St. Paul1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Paul
Location	VA
Initial Cost [Abstract]
Land	422,303
Buildings, Improvements and Acquisition Fees	785,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	422,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	785,307
Gross Amount at Which Carried at Close of Period Total	1,207,610
Accumulated Depreciation	129,574
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richlands [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richlands
Location	VA
Initial Cost [Abstract]
Land	140,051
Buildings, Improvements and Acquisition Fees	261,125
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,051
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	261,125
Gross Amount at Which Carried at Close of Period Total	401,176
Accumulated Depreciation	43,084
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Abingdon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Abingdon
Location	VA
Initial Cost [Abstract]
Land	57,847
Buildings, Improvements and Acquisition Fees	107,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	57,847
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	107,997
Gross Amount at Which Carried at Close of Period Total	165,844
Accumulated Depreciation	17,818
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Big Stone Gap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Big Stone Gap
Location	VA
Initial Cost [Abstract]
Land	527,303
Buildings, Improvements and Acquisition Fees	979,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	979,860
Gross Amount at Which Carried at Close of Period Total	1,507,163
Accumulated Depreciation	161,675
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Bristol [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bristol
Location	VA
Initial Cost [Abstract]
Land	213,369
Buildings, Improvements and Acquisition Fees	396,824
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	213,369
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	396,824
Gross Amount at Which Carried at Close of Period Total	610,193
Accumulated Depreciation	65,474
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Bristol1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bristol
Location	VA
Initial Cost [Abstract]
Land	268,303
Buildings, Improvements and Acquisition Fees	498,845
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	268,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	498,845
Gross Amount at Which Carried at Close of Period Total	767,148
Accumulated Depreciation	82,308
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Bristol2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bristol
Location	VA
Initial Cost [Abstract]
Land	171,156
Buildings, Improvements and Acquisition Fees	318,428
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	171,156
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	318,428
Gross Amount at Which Carried at Close of Period Total	489,584
Accumulated Depreciation	52,539
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Castlewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Castlewood
Location	VA
Initial Cost [Abstract]
Land	387,303
Buildings, Improvements and Acquisition Fees	720,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	387,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	720,307
Gross Amount at Which Carried at Close of Period Total	1,107,610
Accumulated Depreciation	118,849
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Cedar Bluff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Bluff
Location	VA
Initial Cost [Abstract]
Land	492,303
Buildings, Improvements and Acquisition Fees	915,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	915,307
Gross Amount at Which Carried at Close of Period Total	1,407,610
Accumulated Depreciation	151,024
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Chatham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chatham
Location	VA
Initial Cost [Abstract]
Land	347,728
Buildings, Improvements and Acquisition Fees	525,031
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	347,728
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,031
Gross Amount at Which Carried at Close of Period Total	872,759
Accumulated Depreciation	184,629
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Clintwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clintwood
Location	VA
Initial Cost [Abstract]
Land	378,553
Buildings, Improvements and Acquisition Fees	703,610
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	378,553
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	703,610
Gross Amount at Which Carried at Close of Period Total	1,082,163
Accumulated Depreciation	116,094
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Coeburn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coeburn
Location	VA
Initial Cost [Abstract]
Land	168,934
Buildings, Improvements and Acquisition Fees	314,764
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	168,934
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	314,764
Gross Amount at Which Carried at Close of Period Total	483,698
Accumulated Depreciation	51,935
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Coeburn1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coeburn
Location	VA
Initial Cost [Abstract]
Land	312,303
Buildings, Improvements and Acquisition Fees	581,021
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	312,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	581,021
Gross Amount at Which Carried at Close of Period Total	893,324
Accumulated Depreciation	95,867
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Coeburn2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coeburn
Location	VA
Initial Cost [Abstract]
Land	282,303
Buildings, Improvements and Acquisition Fees	525,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	282,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,307
Gross Amount at Which Carried at Close of Period Total	807,610
Accumulated Depreciation	86,674
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Collinsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Collinsville
Location	VA
Initial Cost [Abstract]
Land	84,465
Buildings, Improvements and Acquisition Fees	130,137
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	84,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	130,137
Gross Amount at Which Carried at Close of Period Total	214,602
Accumulated Depreciation	45,757
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Danville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danville
Location	VA
Initial Cost [Abstract]
Land	149,276
Buildings, Improvements and Acquisition Fees	227,333
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	149,276
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	227,333
Gross Amount at Which Carried at Close of Period Total	376,609
Accumulated Depreciation	79,938
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Danville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danville
Location	VA
Initial Cost [Abstract]
Land	83,644
Buildings, Improvements and Acquisition Fees	128,884
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	83,644
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	128,884
Gross Amount at Which Carried at Close of Period Total	212,528
Accumulated Depreciation	45,317
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Danville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danville
Location	VA
Initial Cost [Abstract]
Land	266,722
Buildings, Improvements and Acquisition Fees	403,501
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,722
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	403,501
Gross Amount at Which Carried at Close of Period Total	670,223
Accumulated Depreciation	141,891
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Franklin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Franklin
Location	VA
Initial Cost [Abstract]
Land	536,667
Buildings, Improvements and Acquisition Fees	863,699
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	536,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	863,699
Gross Amount at Which Carried at Close of Period Total	1,400,366
Accumulated Depreciation	220,243
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Gate City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gate City
Location	VA
Initial Cost [Abstract]
Land	422,303
Buildings, Improvements and Acquisition Fees	784,845
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	422,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	784,845
Gross Amount at Which Carried at Close of Period Total	1,207,148
Accumulated Depreciation	129,498
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Hampton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hampton
Location	VA
Initial Cost [Abstract]
Land	433,985
Buildings, Improvements and Acquisition Fees	459,108
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	433,985
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	459,408
Gross Amount at Which Carried at Close of Period Total	893,393
Accumulated Depreciation	251,960
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Highland Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Highland Springs
Location	VA
Initial Cost [Abstract]
Land	396,720
Buildings, Improvements and Acquisition Fees	598,547
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	396,720
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	598,547
Gross Amount at Which Carried at Close of Period Total	995,267
Accumulated Depreciation	210,482
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Honaker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Honaker
Location	VA
Initial Cost [Abstract]
Land	492,303
Buildings, Improvements and Acquisition Fees	915,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	492,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	915,307
Gross Amount at Which Carried at Close of Period Total	1,407,610
Accumulated Depreciation	151,024
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Martinsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martinsville
Location	VA
Initial Cost [Abstract]
Land	246,820
Buildings, Improvements and Acquisition Fees	373,653
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	246,820
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	373,653
Gross Amount at Which Carried at Close of Period Total	620,473
Accumulated Depreciation	131,394
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Martinsville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martinsville
Location	VA
Initial Cost [Abstract]
Land	83,521
Buildings, Improvements and Acquisition Fees	128,706
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	83,521
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	128,706
Gross Amount at Which Carried at Close of Period Total	212,227
Accumulated Depreciation	45,254
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Midlothian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midlothian
Location	VA
Initial Cost [Abstract]
Land	325,000
Buildings, Improvements and Acquisition Fees	302,872
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	153
Gross Amount at Which Carried at Close of Period Land	325,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,025
Gross Amount at Which Carried at Close of Period Total	628,025
Accumulated Depreciation	174,131
Date Acquired	8/21/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Newport News [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newport News
Location	VA
Initial Cost [Abstract]
Land	490,616
Buildings, Improvements and Acquisition Fees	605,304
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	490,616
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	605,604
Gross Amount at Which Carried at Close of Period Total	1,096,220
Accumulated Depreciation	302,792
Date of Construction	1/20/2000
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Norton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norton
Location	VA
Initial Cost [Abstract]
Land	157,826
Buildings, Improvements and Acquisition Fees	293,688
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,826
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,688
Gross Amount at Which Carried at Close of Period Total	451,514
Accumulated Depreciation	48,457
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Norton1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norton
Location	VA
Initial Cost [Abstract]
Land	457,303
Buildings, Improvements and Acquisition Fees	849,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	457,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	849,860
Gross Amount at Which Carried at Close of Period Total	1,307,163
Accumulated Depreciation	140,225
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Norton2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norton
Location	VA
Initial Cost [Abstract]
Land	222,256
Buildings, Improvements and Acquisition Fees	413,344
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	222,256
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,344
Gross Amount at Which Carried at Close of Period Total	635,600
Accumulated Depreciation	68,200
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Pound [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pound
Location	VA
Initial Cost [Abstract]
Land	256,170
Buildings, Improvements and Acquisition Fees	476,327
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	256,170
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	476,327
Gross Amount at Which Carried at Close of Period Total	732,497
Accumulated Depreciation	78,592
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Pound1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pound
Location	VA
Initial Cost [Abstract]
Land	276,303
Buildings, Improvements and Acquisition Fees	513,717
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	276,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	513,717
Gross Amount at Which Carried at Close of Period Total	790,020
Accumulated Depreciation	84,762
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	329,698
Buildings, Improvements and Acquisition Fees	498,015
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	329,698
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	498,015
Gross Amount at Which Carried at Close of Period Total	827,713
Accumulated Depreciation	175,128
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	213,982
Buildings, Improvements and Acquisition Fees	324,659
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	213,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,659
Gross Amount at Which Carried at Close of Period Total	538,641
Accumulated Depreciation	114,164
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	482,735
Buildings, Improvements and Acquisition Fees	727,776
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	482,735
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	727,776
Gross Amount at Which Carried at Close of Period Total	1,210,511
Accumulated Depreciation	255,927
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	350,453
Buildings, Improvements and Acquisition Fees	529,365
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,453
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	529,365
Gross Amount at Which Carried at Close of Period Total	879,818
Accumulated Depreciation	186,153
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond6 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	323,496
Buildings, Improvements and Acquisition Fees	488,918
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	323,496
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,918
Gross Amount at Which Carried at Close of Period Total	812,414
Accumulated Depreciation	171,929
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond7 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	278,443
Buildings, Improvements and Acquisition Fees	421,584
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	278,443
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,584
Gross Amount at Which Carried at Close of Period Total	700,027
Accumulated Depreciation	148,250
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	400,740
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	401,040
Gross Amount at Which Carried at Close of Period Total	1,101,040
Accumulated Depreciation	219,958
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond9 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	250,875
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	251,175
Gross Amount at Which Carried at Close of Period Total	651,175
Accumulated Depreciation	137,780
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond10 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	1,000,000
Buildings, Improvements and Acquisition Fees	740
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	1,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,040
Gross Amount at Which Carried at Close of Period Total	1,001,040
Accumulated Depreciation	624
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Richmond11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	100,695
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	100,995
Gross Amount at Which Carried at Close of Period Total	800,995
Accumulated Depreciation	55,434
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Rosedale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rosedale
Location	VA
Initial Cost [Abstract]
Land	211,147
Buildings, Improvements and Acquisition Fees	393,160
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	211,147
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	393,160
Gross Amount at Which Carried at Close of Period Total	604,307
Accumulated Depreciation	64,870
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Sandston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandston
Location	VA
Initial Cost [Abstract]
Land	152,535
Buildings, Improvements and Acquisition Fees	232,528
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	152,535
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	232,528
Gross Amount at Which Carried at Close of Period Total	385,063
Accumulated Depreciation	81,765
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | South Boston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Boston
Location	VA
Initial Cost [Abstract]
Land	160,893
Buildings, Improvements and Acquisition Fees	244,778
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	160,893
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	244,778
Gross Amount at Which Carried at Close of Period Total	405,671
Accumulated Depreciation	86,073
Date Acquired	3/19/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Staunton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Staunton
Location	VA
Initial Cost [Abstract]
Land	675,000
Buildings, Improvements and Acquisition Fees	1,000,366
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	675,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,000,366
Gross Amount at Which Carried at Close of Period Total	1,675,366
Accumulated Depreciation	255,093
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Suffolk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Suffolk
Location	VA
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,000,366
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,000,366
Gross Amount at Which Carried at Close of Period Total	1,700,366
Accumulated Depreciation	255,093
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Tazewell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tazewell
Location	VA
Initial Cost [Abstract]
Land	153,382
Buildings, Improvements and Acquisition Fees	285,882
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	153,382
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	285,882
Gross Amount at Which Carried at Close of Period Total	439,264
Accumulated Depreciation	47,169
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Troutville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Troutville
Location	VA
Initial Cost [Abstract]
Land	575,000
Buildings, Improvements and Acquisition Fees	975,366
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	575,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	975,366
Gross Amount at Which Carried at Close of Period Total	1,550,366
Accumulated Depreciation	248,718
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Weber City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Weber City
Location	VA
Initial Cost [Abstract]
Land	369,803
Buildings, Improvements and Acquisition Fees	687,345
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	369,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	687,345
Gross Amount at Which Carried at Close of Period Total	1,057,148
Accumulated Depreciation	113,410
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Williamsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Williamsburg
Location	VA
Initial Cost [Abstract]
Land	838,172
Buildings, Improvements and Acquisition Fees	1,556,910
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	838,172
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,556,910
Gross Amount at Which Carried at Close of Period Total	2,395,082
Accumulated Depreciation	594,145
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Wise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wise
Location	VA
Initial Cost [Abstract]
Land	334,803
Buildings, Improvements and Acquisition Fees	622,360
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,360
Gross Amount at Which Carried at Close of Period Total	957,163
Accumulated Depreciation	102,688
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Wise1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wise
Location	VA
Initial Cost [Abstract]
Land	66,733
Buildings, Improvements and Acquisition Fees	124,517
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	66,733
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	124,517
Gross Amount at Which Carried at Close of Period Total	191,250
Accumulated Depreciation	20,544
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Wise2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wise
Location	VA
Initial Cost [Abstract]
Land	527,303
Buildings, Improvements and Acquisition Fees	979,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	527,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	979,860
Gross Amount at Which Carried at Close of Period Total	1,507,163
Accumulated Depreciation	161,675
Date Acquired	11/29/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Wytheville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wytheville
Location	VA
Initial Cost [Abstract]
Land	1,222,535
Buildings, Improvements and Acquisition Fees	1,577,830
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,222,535
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,577,830
Gross Amount at Which Carried at Close of Period Total	2,800,365
Accumulated Depreciation	402,347
Date Acquired	8/18/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | VA [Member] | Yorktown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yorktown
Location	VA
Initial Cost [Abstract]
Land	309,435
Buildings, Improvements and Acquisition Fees	447,144
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	300
Gross Amount at Which Carried at Close of Period Land	309,435
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,444
Gross Amount at Which Carried at Close of Period Total	756,879
Accumulated Depreciation	245,395
Date Acquired	4/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | East Troy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Troy
Location	WI
Initial Cost [Abstract]
Land	578,813
Buildings, Improvements and Acquisition Fees	1,072,938
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	578,813
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,074,938
Gross Amount at Which Carried at Close of Period Total	1,653,751
Accumulated Depreciation	88,023
Date Acquired	12/28/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Ellsworth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ellsworth
Location	WI
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Menomonie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Menomonie
Location	WI
Initial Cost [Abstract]
Land	441,256
Buildings, Improvements and Acquisition Fees	817,975
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	441,256
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	819,475
Gross Amount at Which Carried at Close of Period Total	1,260,731
Accumulated Depreciation	34,245
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Menomonie1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Menomonie
Location	WI
Initial Cost [Abstract]
Land	770,442
Buildings, Improvements and Acquisition Fees	1,428,821
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	770,442
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,430,821
Gross Amount at Which Carried at Close of Period Total	2,201,263
Accumulated Depreciation	59,751
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Menomonie2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Menomonie
Location	WI
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,000
Cost Capitalized Subsequent to Acquisition Improvements	2,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,675
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Mondovi [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mondovi
Location	WI
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	323,500
Cost Capitalized Subsequent to Acquisition Improvements	1,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,000
Gross Amount at Which Carried at Close of Period Total	500,000
Accumulated Depreciation	13,642
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | WI [Member] | Osseo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Osseo
Location	WI
Initial Cost [Abstract]
Land	613,373
Buildings, Improvements and Acquisition Fees	1,136,622
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	613,373
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,139,122
Gross Amount at Which Carried at Close of Period Total	1,752,495
Accumulated Depreciation	47,630
Date Acquired	12/1/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	LA
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	371,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	371,637
Gross Amount at Which Carried at Close of Period Total	541,637
Accumulated Depreciation	115,824
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Shreveport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	192,500
Buildings, Improvements and Acquisition Fees	358,227
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	192,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	358,227
Gross Amount at Which Carried at Close of Period Total	550,727
Accumulated Depreciation	110,451
Date Acquired	4/14/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lafayette
Location	LA
Initial Cost [Abstract]
Land	240,000
Buildings, Improvements and Acquisition Fees	391,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,637
Gross Amount at Which Carried at Close of Period Total	631,637
Accumulated Depreciation	122,058
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Baton Rouge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Baton Rouge
Location	LA
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	521,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	521,637
Gross Amount at Which Carried at Close of Period Total	1,021,637
Accumulated Depreciation	162,574
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Baton Rouge1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Baton Rouge
Location	LA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	361,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,637
Gross Amount at Which Carried at Close of Period Total	571,637
Accumulated Depreciation	112,708
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Bossier City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bossier City
Location	LA
Initial Cost [Abstract]
Land	230,000
Buildings, Improvements and Acquisition Fees	431,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,637
Gross Amount at Which Carried at Close of Period Total	661,637
Accumulated Depreciation	134,524
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Convenience Stores [Member] | LA [Member] | Destrehan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Destrehan
Location	LA
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	411,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	411,637
Gross Amount at Which Carried at Close of Period Total	611,637
Accumulated Depreciation	128,291
Date Acquired	3/18/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Crafts and Novelties [Member] | FL [Member] | Cutler Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cutler Ridge
Location	FL
Initial Cost [Abstract]
Land	743,498
Buildings, Improvements and Acquisition Fees	657,485
Cost Capitalized Subsequent to Acquisition Improvements	200,746
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	743,498
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	858,385
Gross Amount at Which Carried at Close of Period Total	1,601,883
Accumulated Depreciation	436,203
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Crafts and Novelties [Member] | NY [Member] | Stony Brook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stony Brook
Location	NY
Initial Cost [Abstract]
Land	980,000
Buildings, Improvements and Acquisition Fees	1,801,586
Cost Capitalized Subsequent to Acquisition Improvements	5,641
Cost Capitalized Subsequent to Acquisition Carrying Costs	232
Gross Amount at Which Carried at Close of Period Land	980,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,807,459
Gross Amount at Which Carried at Close of Period Total	2,787,459
Accumulated Depreciation	935,772
Date Acquired	1/11/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Crafts and Novelties [Member] | IL [Member] | Rockford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rockford
Location	IL
Initial Cost [Abstract]
Land	159,587
Buildings, Improvements and Acquisition Fees	618,398
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	159,587
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	618,398
Gross Amount at Which Carried at Close of Period Total	777,985
Accumulated Depreciation	374,131
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Crafts and Novelties [Member] | PA [Member] | Pleasant Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pleasant Hills
Location	PA
Initial Cost [Abstract]
Land	631,084
Buildings, Improvements and Acquisition Fees	1,172,563
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	631,084
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,172,563
Gross Amount at Which Carried at Close of Period Total	1,803,647
Accumulated Depreciation	427,983
Date Acquired	11/1/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CA [Member] | Sacramento [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	1,490,000
Buildings, Improvements and Acquisition Fees	3,473,583
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,473,583
Gross Amount at Which Carried at Close of Period Total	4,963,583
Accumulated Depreciation	167,890
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CA [Member] | Bakersfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bakersfield
Location	CA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	3,501,678
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,501,678
Gross Amount at Which Carried at Close of Period Total	3,501,678
Accumulated Depreciation	542,759
Date Acquired	2/26/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CA [Member] | Indio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indio
Location	CA
Initial Cost [Abstract]
Land	2,205,539
Buildings, Improvements and Acquisition Fees	4,096,524
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,205,539
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,096,524
Gross Amount at Which Carried at Close of Period Total	6,302,063
Accumulated Depreciation	634,960
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CA [Member] | Encinitas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Encinitas
Location	CA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	3,751,713
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,751,713
Gross Amount at Which Carried at Close of Period Total	3,751,713
Accumulated Depreciation	581,515
Date Acquired	2/26/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CA [Member] | Tracy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tracy
Location	CA
Initial Cost [Abstract]
Land	2,467,993
Buildings, Improvements and Acquisition Fees	4,584,246
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,467,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,584,246
Gross Amount at Which Carried at Close of Period Total	7,052,239
Accumulated Depreciation	741,120
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | FL [Member] | Milton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milton
Location	FL
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	1,774,311
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,774,311
Gross Amount at Which Carried at Close of Period Total	2,274,311
Accumulated Depreciation	85,758
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | FL [Member] | Casselberry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Casselberry
Location	FL
Initial Cost [Abstract]
Land	1,075,020
Buildings, Improvements and Acquisition Fees	1,664,284
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,075,020
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,664,284
Gross Amount at Which Carried at Close of Period Total	2,739,304
Accumulated Depreciation	884,872
Date Acquired	9/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CO [Member] | Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	1,025,000
Buildings, Improvements and Acquisition Fees	1,645,371
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,025,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,645,371
Gross Amount at Which Carried at Close of Period Total	2,670,371
Accumulated Depreciation	452,468
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | CO [Member] | Fort Collins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Collins
Location	CO
Initial Cost [Abstract]
Land	1,100,000
Buildings, Improvements and Acquisition Fees	1,385,014
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,385,014
Gross Amount at Which Carried at Close of Period Total	2,485,014
Accumulated Depreciation	380,870
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | GA [Member] | Adel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Adel
Location	GA
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	1,056,116
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,056,116
Gross Amount at Which Carried at Close of Period Total	1,556,116
Accumulated Depreciation	283,385
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | GA [Member] | Blackshear [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blackshear
Location	GA
Initial Cost [Abstract]
Land	430,000
Buildings, Improvements and Acquisition Fees	1,005,393
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	430,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,005,393
Gross Amount at Which Carried at Close of Period Total	1,435,393
Accumulated Depreciation	269,774
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | GA [Member] | Bowdon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bowdon
Location	GA
Initial Cost [Abstract]
Land	410,000
Buildings, Improvements and Acquisition Fees	1,010,615
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	410,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,010,615
Gross Amount at Which Carried at Close of Period Total	1,420,615
Accumulated Depreciation	271,176
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | GA [Member] | Cairo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cairo
Location	GA
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	1,152,243
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,152,243
Gross Amount at Which Carried at Close of Period Total	1,482,243
Accumulated Depreciation	309,179
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | GA [Member] | Quitman [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Quitman
Location	GA
Initial Cost [Abstract]
Land	730,000
Buildings, Improvements and Acquisition Fees	856,586
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	730,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	856,586
Gross Amount at Which Carried at Close of Period Total	1,586,586
Accumulated Depreciation	235,553
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | AL [Member] | Montgomery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	1,150,000
Buildings, Improvements and Acquisition Fees	1,479,627
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,479,627
Gross Amount at Which Carried at Close of Period Total	2,629,627
Accumulated Depreciation	406,905
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | ID [Member] | Blackfoot [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blackfoot
Location	ID
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	1,932,186
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,932,186
Gross Amount at Which Carried at Close of Period Total	2,492,186
Accumulated Depreciation	531,343
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | ID [Member] | Burley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burley
Location	ID
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	2,011,543
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,011,543
Gross Amount at Which Carried at Close of Period Total	2,711,543
Accumulated Depreciation	553,166
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | ID [Member] | Chubbuck [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chubbuck
Location	ID
Initial Cost [Abstract]
Land	890,000
Buildings, Improvements and Acquisition Fees	1,267,183
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	890,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,267,183
Gross Amount at Which Carried at Close of Period Total	2,157,183
Accumulated Depreciation	348,467
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | IL [Member] | Troy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Troy
Location	IL
Initial Cost [Abstract]
Land	768,515
Buildings, Improvements and Acquisition Fees	1,991,358
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	768,515
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,991,358
Gross Amount at Which Carried at Close of Period Total	2,759,873
Accumulated Depreciation	63,060
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | IL [Member] | Maryville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maryville
Location	IL
Initial Cost [Abstract]
Land	780,685
Buildings, Improvements and Acquisition Fees	2,344,436
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	780,685
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,344,436
Gross Amount at Which Carried at Close of Period Total	3,125,121
Accumulated Depreciation	74,240
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | IN [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	IN
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,351,296
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,351,296
Gross Amount at Which Carried at Close of Period Total	2,351,296
Accumulated Depreciation	505,529
Date Acquired	8/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MI [Member] | Gladwin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gladwin
Location	MI
Initial Cost [Abstract]
Land	1,365,747
Buildings, Improvements and Acquisition Fees	2,536,910
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,365,747
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,536,910
Gross Amount at Which Carried at Close of Period Total	3,902,657
Accumulated Depreciation	393,220
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MI [Member] | Metamora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Metamora
Location	MI
Initial Cost [Abstract]
Land	859,139
Buildings, Improvements and Acquisition Fees	2,291,557
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	859,139
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,291,557
Gross Amount at Which Carried at Close of Period Total	3,150,696
Accumulated Depreciation	492,685
Date Acquired	8/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | NV [Member] | Sparks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sparks
Location	NV
Initial Cost [Abstract]
Land	1,000,000
Buildings, Improvements and Acquisition Fees	2,271,513
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,271,513
Gross Amount at Which Carried at Close of Period Total	3,271,513
Accumulated Depreciation	624,657
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | NV [Member] | Carson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carson City
Location	NV
Initial Cost [Abstract]
Land	800,000
Buildings, Improvements and Acquisition Fees	2,770,950
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	800,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,770,950
Gross Amount at Which Carried at Close of Period Total	3,570,950
Accumulated Depreciation	762,003
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | NV [Member] | Reno [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reno
Location	NV
Initial Cost [Abstract]
Land	1,100,000
Buildings, Improvements and Acquisition Fees	2,602,911
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,602,911
Gross Amount at Which Carried at Close of Period Total	3,702,911
Accumulated Depreciation	715,792
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | NV [Member] | Reno1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reno
Location	NV
Initial Cost [Abstract]
Land	850,000
Buildings, Improvements and Acquisition Fees	2,306,647
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	850,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,306,647
Gross Amount at Which Carried at Close of Period Total	3,156,647
Accumulated Depreciation	634,319
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | NV [Member] | Sun Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sun Valley
Location	NV
Initial Cost [Abstract]
Land	550,000
Buildings, Improvements and Acquisition Fees	2,678,380
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	550,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,678,380
Gross Amount at Which Carried at Close of Period Total	3,228,380
Accumulated Depreciation	736,546
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	OH
Initial Cost [Abstract]
Land	580,000
Buildings, Improvements and Acquisition Fees	1,272,742
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	580,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,272,742
Gross Amount at Which Carried at Close of Period Total	1,852,742
Accumulated Depreciation	341,513
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Cortland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cortland
Location	OH
Initial Cost [Abstract]
Land	1,440,000
Buildings, Improvements and Acquisition Fees	1,364,725
Cost Capitalized Subsequent to Acquisition Improvements	1,250
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,440,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,365,975
Gross Amount at Which Carried at Close of Period Total	2,805,975
Accumulated Depreciation	375,702
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Mayfield Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mayfield Heights
Location	OH
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,703,730
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,703,730
Gross Amount at Which Carried at Close of Period Total	2,703,730
Accumulated Depreciation	419,077
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Warren [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warren
Location	OH
Initial Cost [Abstract]
Land	960,000
Buildings, Improvements and Acquisition Fees	1,326,083
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	960,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,326,083
Gross Amount at Which Carried at Close of Period Total	2,286,083
Accumulated Depreciation	364,664
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Warren1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warren
Location	OH
Initial Cost [Abstract]
Land	800,000
Buildings, Improvements and Acquisition Fees	1,241,503
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	800,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,241,503
Gross Amount at Which Carried at Close of Period Total	2,041,503
Accumulated Depreciation	341,404
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | OH [Member] | Willowick [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Willowick
Location	OH
Initial Cost [Abstract]
Land	530,000
Buildings, Improvements and Acquisition Fees	1,241,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	530,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,241,308
Gross Amount at Which Carried at Close of Period Total	1,771,308
Accumulated Depreciation	333,079
Date Acquired	4/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Reading [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reading
Location	PA
Initial Cost [Abstract]
Land	1,400,000
Buildings, Improvements and Acquisition Fees	3,304,996
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,304,996
Gross Amount at Which Carried at Close of Period Total	4,704,996
Accumulated Depreciation	512,273
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	3,803,732
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,803,732
Gross Amount at Which Carried at Close of Period Total	3,803,732
Accumulated Depreciation	589,577
Date Acquired	2/26/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Wexford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wexford
Location	PA
Initial Cost [Abstract]
Land	2,300,000
Buildings, Improvements and Acquisition Fees	2,606,080
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,606,080
Gross Amount at Which Carried at Close of Period Total	4,906,080
Accumulated Depreciation	403,942
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Beaver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaver
Location	PA
Initial Cost [Abstract]
Land	1,933,000
Buildings, Improvements and Acquisition Fees	3,003,160
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,933,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,003,160
Gross Amount at Which Carried at Close of Period Total	4,936,160
Accumulated Depreciation	485,511
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Delmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Delmont
Location	PA
Initial Cost [Abstract]
Land	720,000
Buildings, Improvements and Acquisition Fees	1,246,023
Cost Capitalized Subsequent to Acquisition Improvements	10,475
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	720,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,256,498
Gross Amount at Which Carried at Close of Period Total	1,976,498
Accumulated Depreciation	346,577
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Gettysburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gettysburg
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,500,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,500,750
Gross Amount at Which Carried at Close of Period Total	2,500,750
Accumulated Depreciation	537,661
Date Acquired	8/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Girard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Girard
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,352,590
Cost Capitalized Subsequent to Acquisition Improvements	540,618
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,893,208
Gross Amount at Which Carried at Close of Period Total	1,893,208
Accumulated Depreciation	739,087
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Johnstown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Johnstown
Location	PA
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	2,593,436
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,593,436
Gross Amount at Which Carried at Close of Period Total	2,843,436
Accumulated Depreciation	713,186
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Johnstown1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Johnstown
Location	PA
Initial Cost [Abstract]
Land	600,000
Buildings, Improvements and Acquisition Fees	2,010,255
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,010,255
Gross Amount at Which Carried at Close of Period Total	2,610,255
Accumulated Depreciation	552,811
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Murrysville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murrysville
Location	PA
Initial Cost [Abstract]
Land	710,000
Buildings, Improvements and Acquisition Fees	1,666,912
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	710,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,666,912
Gross Amount at Which Carried at Close of Period Total	2,376,912
Accumulated Depreciation	458,389
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Oakdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oakdale
Location	PA
Initial Cost [Abstract]
Land	1,255,750
Buildings, Improvements and Acquisition Fees	2,995,001
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,255,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,995,001
Gross Amount at Which Carried at Close of Period Total	4,250,751
Accumulated Depreciation	643,925
Date Acquired	8/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Saint Marys [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Saint Marys
Location	PA
Initial Cost [Abstract]
Land	1,663,632
Buildings, Improvements and Acquisition Fees	3,090,403
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,663,632
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,090,403
Gross Amount at Which Carried at Close of Period Total	4,754,035
Accumulated Depreciation	499,615
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Slippery Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Slippery Rock
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,295,495
Cost Capitalized Subsequent to Acquisition Improvements	606,566
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,902,061
Gross Amount at Which Carried at Close of Period Total	1,902,061
Accumulated Depreciation	734,901
Date Acquired	2/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | West Norriton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Norriton
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	3,603,611
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,603,611
Gross Amount at Which Carried at Close of Period Total	3,603,611
Accumulated Depreciation	558,558
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | PA [Member] | Yeadon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yeadon
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	3,253,285
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,253,285
Gross Amount at Which Carried at Close of Period Total	3,253,285
Accumulated Depreciation	525,948
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MD [Member] | Elkton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elkton
Location	MD
Initial Cost [Abstract]
Land	1,751,013
Buildings, Improvements and Acquisition Fees	3,252,546
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,751,013
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,252,546
Gross Amount at Which Carried at Close of Period Total	5,003,559
Accumulated Depreciation	504,143
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MD [Member] | Laurel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Laurel
Location	MD
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,400,696
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,400,696
Gross Amount at Which Carried at Close of Period Total	2,400,696
Accumulated Depreciation	516,150
Date Acquired	8/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MO [Member] | Dellwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dellwood
Location	MO
Initial Cost [Abstract]
Land	766,461
Buildings, Improvements and Acquisition Fees	2,438,272
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	766,461
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,438,272
Gross Amount at Which Carried at Close of Period Total	3,204,733
Accumulated Depreciation	77,212
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MO [Member] | St. Louis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Louis
Location	MO
Initial Cost [Abstract]
Land	744,817
Buildings, Improvements and Acquisition Fees	2,300,087
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	744,817
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,300,087
Gross Amount at Which Carried at Close of Period Total	3,044,904
Accumulated Depreciation	72,836
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | MO [Member] | Wildwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wildwood
Location	MO
Initial Cost [Abstract]
Land	681,200
Buildings, Improvements and Acquisition Fees	2,649,759
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	681,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,649,759
Gross Amount at Which Carried at Close of Period Total	3,330,959
Accumulated Depreciation	83,909
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | VA [Member] | Fredericksburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fredericksburg
Location	VA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,901,815
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,901,815
Gross Amount at Which Carried at Close of Period Total	2,901,815
Accumulated Depreciation	449,780
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | ME [Member] | Portland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portland
Location	ME
Initial Cost [Abstract]
Land	2,100,849
Buildings, Improvements and Acquisition Fees	3,902,402
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,100,849
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,902,402
Gross Amount at Which Carried at Close of Period Total	6,003,251
Accumulated Depreciation	630,887
Date Acquired	12/20/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Drug Stores [Member] | WV [Member] | Buckhannon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buckhannon
Location	WV
Initial Cost [Abstract]
Land	1,716,898
Buildings, Improvements and Acquisition Fees	3,189,190
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,716,898
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,189,190
Gross Amount at Which Carried at Close of Period Total	4,906,088
Accumulated Depreciation	494,323
Date Acquired	2/21/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | AZ [Member] | Peoria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peoria
Location	AZ
Initial Cost [Abstract]
Land	281,750
Buildings, Improvements and Acquisition Fees	625,779
Cost Capitalized Subsequent to Acquisition Improvements	69,854
Cost Capitalized Subsequent to Acquisition Carrying Costs	32,404
Gross Amount at Which Carried at Close of Period Land	281,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	728,037
Gross Amount at Which Carried at Close of Period Total	1,009,787
Accumulated Depreciation	638,053
Date Acquired	3/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | CA [Member] | Corona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Corona
Location	CA
Initial Cost [Abstract]
Land	144,856
Buildings, Improvements and Acquisition Fees	671,584
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	26,846
Gross Amount at Which Carried at Close of Period Land	144,856
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	698,430
Gross Amount at Which Carried at Close of Period Total	843,286
Accumulated Depreciation	672,662
Date Acquired	12/19/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | FL [Member] | Coconut Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coconut Creek
Location	FL
Initial Cost [Abstract]
Land	310,111
Buildings, Improvements and Acquisition Fees	1,243,682
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,243,682
Gross Amount at Which Carried at Close of Period Total	1,553,793
Accumulated Depreciation	615,909
Date of Construction	8/2/1999
Date Acquired	12/1/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Arlington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	195,650
Buildings, Improvements and Acquisition Fees	387,355
Cost Capitalized Subsequent to Acquisition Improvements	851
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,816
Gross Amount at Which Carried at Close of Period Land	195,650
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,022
Gross Amount at Which Carried at Close of Period Total	586,672
Accumulated Depreciation	322,145
Date Acquired	2/7/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	238,000
Buildings, Improvements and Acquisition Fees	528,604
Cost Capitalized Subsequent to Acquisition Improvements	90,133
Cost Capitalized Subsequent to Acquisition Carrying Costs	24,911
Gross Amount at Which Carried at Close of Period Land	238,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	643,648
Gross Amount at Which Carried at Close of Period Total	881,648
Accumulated Depreciation	507,163
Date Acquired	4/6/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Mesquite [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	1,049,287
Buildings, Improvements and Acquisition Fees	1,949,085
Cost Capitalized Subsequent to Acquisition Improvements	164,665
Cost Capitalized Subsequent to Acquisition Carrying Costs	64,012
Gross Amount at Which Carried at Close of Period Land	1,049,287
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,177,762
Gross Amount at Which Carried at Close of Period Total	3,227,049
Accumulated Depreciation	863,663
Date Acquired	3/28/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Sugar Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sugar Land
Location	TX
Initial Cost [Abstract]
Land	1,600,000
Buildings, Improvements and Acquisition Fees	6,300,995
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,300,995
Gross Amount at Which Carried at Close of Period Total	7,900,995
Accumulated Depreciation	1,396,717
Date Acquired	6/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Coppell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coppell
Location	TX
Initial Cost [Abstract]
Land	208,641
Buildings, Improvements and Acquisition Fees	463,398
Cost Capitalized Subsequent to Acquisition Improvements	28,600
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,317
Gross Amount at Which Carried at Close of Period Land	208,641
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	500,315
Gross Amount at Which Carried at Close of Period Total	708,956
Accumulated Depreciation	457,069
Date Acquired	12/11/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Missouri City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Missouri City
Location	TX
Initial Cost [Abstract]
Land	221,025
Buildings, Improvements and Acquisition Fees	437,593
Cost Capitalized Subsequent to Acquisition Improvements	2,202
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	221,025
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	439,923
Gross Amount at Which Carried at Close of Period Total	660,948
Accumulated Depreciation	367,180
Date Acquired	12/13/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | TX [Member] | Southlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southlake
Location	TX
Initial Cost [Abstract]
Land	228,279
Buildings, Improvements and Acquisition Fees	511,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	25,453
Gross Amount at Which Carried at Close of Period Land	228,279
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	537,203
Gross Amount at Which Carried at Close of Period Total	765,482
Accumulated Depreciation	413,220
Date Acquired	3/10/1993
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | NV [Member] | Las Vegas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Las Vegas
Location	NV
Initial Cost [Abstract]
Land	1,080,444
Buildings, Improvements and Acquisition Fees	3,346,772
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	73
Gross Amount at Which Carried at Close of Period Land	1,080,444
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,346,845
Gross Amount at Which Carried at Close of Period Total	4,427,289
Accumulated Depreciation	1,846,215
Date Acquired	3/4/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | OR [Member] | Beaverton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beaverton
Location	OR
Initial Cost [Abstract]
Land	135,148
Buildings, Improvements and Acquisition Fees	626,647
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,521
Gross Amount at Which Carried at Close of Period Land	135,148
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	640,168
Gross Amount at Which Carried at Close of Period Total	775,316
Accumulated Depreciation	626,902
Date Acquired	12/17/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | VA [Member] | Chantilly [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chantilly
Location	VA
Initial Cost [Abstract]
Land	688,917
Buildings, Improvements and Acquisition Fees	3,208,607
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	688,917
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,208,607
Gross Amount at Which Carried at Close of Period Total	3,897,524
Accumulated Depreciation	1,551,980
Date of Construction	5/7/1999
Date Acquired	9/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Education [Member] | VA [Member] | Kingstowne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingstowne
Location	VA
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	1,191,396
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,191,396
Gross Amount at Which Carried at Close of Period Total	1,491,396
Accumulated Depreciation	550,329
Date of Construction	8/22/2000
Date Acquired	11/8/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | CA [Member] | Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverside
Location	CA
Initial Cost [Abstract]
Land	7,800,000
Buildings, Improvements and Acquisition Fees	130
Cost Capitalized Subsequent to Acquisition Improvements	(416,985)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	7,383,015
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	130
Gross Amount at Which Carried at Close of Period Total	7,383,145
Accumulated Depreciation	47
Date Acquired	7/5/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | CA [Member] | Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vista
Location	CA
Initial Cost [Abstract]
Land	2,300,000
Buildings, Improvements and Acquisition Fees	22
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	22
Gross Amount at Which Carried at Close of Period Total	2,300,022
Accumulated Depreciation	11
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | FL [Member] | Dania [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dania
Location	FL
Initial Cost [Abstract]
Land	8,272,080
Buildings, Improvements and Acquisition Fees	1,713
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	36
Gross Amount at Which Carried at Close of Period Land	8,272,080
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,749
Gross Amount at Which Carried at Close of Period Total	8,273,829
Accumulated Depreciation	874
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | NY [Member] | Riverhead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverhead
Location	NY
Initial Cost [Abstract]
Land	6,200,000
Buildings, Improvements and Acquisition Fees	744
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	6,200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	744
Gross Amount at Which Carried at Close of Period Total	6,200,744
Accumulated Depreciation	371
Date Acquired	7/23/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | NY [Member] | Brookhaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brookhaven
Location	NY
Initial Cost [Abstract]
Land	1,500,000
Buildings, Improvements and Acquisition Fees	745
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	745
Gross Amount at Which Carried at Close of Period Total	1,500,745
Accumulated Depreciation	371
Date Acquired	7/23/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	1,500,000
Buildings, Improvements and Acquisition Fees	768
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	768
Gross Amount at Which Carried at Close of Period Total	1,500,768
Accumulated Depreciation	309
Date Acquired	6/29/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | GA [Member] | Norcross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	1,600,000
Buildings, Improvements and Acquisition Fees	768
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	768
Gross Amount at Which Carried at Close of Period Total	1,600,768
Accumulated Depreciation	309
Date Acquired	6/29/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Entertainment [Member] | NC [Member] | Greensboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greensboro
Location	NC
Initial Cost [Abstract]
Land	4,000,000
Buildings, Improvements and Acquisition Fees	463
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	463
Gross Amount at Which Carried at Close of Period Total	4,000,463
Accumulated Depreciation	167
Date Acquired	7/5/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Equipment Services [Member] | FL [Member] | Lake Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake Worth
Location	FL
Initial Cost [Abstract]
Land	679,079
Buildings, Improvements and Acquisition Fees	1,262,568
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	679,079
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,262,568
Gross Amount at Which Carried at Close of Period Total	1,941,647
Accumulated Depreciation	427,169
Date Acquired	7/3/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Equipment Services [Member] | TX [Member] | Lewisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewisville
Location	TX
Initial Cost [Abstract]
Land	1,010,134
Buildings, Improvements and Acquisition Fees	1,877,384
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,010,134
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,877,384
Gross Amount at Which Carried at Close of Period Total	2,887,518
Accumulated Depreciation	635,182
Date Acquired	7/3/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Equipment Services [Member] | NV [Member] | Elko [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elko
Location	NV
Initial Cost [Abstract]
Land	1,401,115
Buildings, Improvements and Acquisition Fees	10,342,501
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,401,115
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,342,501
Gross Amount at Which Carried at Close of Period Total	11,743,616
Accumulated Depreciation	327,513
Date Acquired	3/15/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	245,137
Buildings, Improvements and Acquisition Fees	456,324
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,137
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	456,324
Gross Amount at Which Carried at Close of Period Total	701,461
Accumulated Depreciation	70,730
Date Acquired	2/1/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	532,556
Buildings, Improvements and Acquisition Fees	940,177
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	532,556
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	940,177
Gross Amount at Which Carried at Close of Period Total	1,472,733
Accumulated Depreciation	205,239
Date of Construction	6/9/2006
Date Acquired	12/15/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | FL [Member] | Clearwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clearwater
Location	FL
Initial Cost [Abstract]
Land	476,179
Buildings, Improvements and Acquisition Fees	725,023
Cost Capitalized Subsequent to Acquisition Improvements	10,154
Cost Capitalized Subsequent to Acquisition Carrying Costs	224
Gross Amount at Which Carried at Close of Period Land	476,179
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	735,401
Gross Amount at Which Carried at Close of Period Total	1,211,580
Accumulated Depreciation	381,513
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | TX [Member] | Pasadena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasadena
Location	TX
Initial Cost [Abstract]
Land	385,199
Buildings, Improvements and Acquisition Fees	716,468
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	385,199
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	716,468
Gross Amount at Which Carried at Close of Period Total	1,101,667
Accumulated Depreciation	111,053
Date Acquired	2/1/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | CO [Member] | Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	313,250
Buildings, Improvements and Acquisition Fees	695,730
Cost Capitalized Subsequent to Acquisition Improvements	40,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	313,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	736,230
Gross Amount at Which Carried at Close of Period Total	1,049,480
Accumulated Depreciation	731,146
Date Acquired	3/10/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | CO [Member] | Canon City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canon City
Location	CO
Initial Cost [Abstract]
Land	66,500
Buildings, Improvements and Acquisition Fees	147,699
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	66,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	147,699
Gross Amount at Which Carried at Close of Period Total	214,199
Accumulated Depreciation	142,359
Date Acquired	11/12/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | GA [Member] | Hinesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hinesville
Location	GA
Initial Cost [Abstract]
Land	172,611
Buildings, Improvements and Acquisition Fees	383,376
Cost Capitalized Subsequent to Acquisition Improvements	23,850
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,822
Gross Amount at Which Carried at Close of Period Land	172,611
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	425,048
Gross Amount at Which Carried at Close of Period Total	597,659
Accumulated Depreciation	381,437
Date Acquired	12/22/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | ID [Member] | Couer DAlene [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Couer D'Alene
Location	ID
Initial Cost [Abstract]
Land	165,900
Buildings, Improvements and Acquisition Fees	368,468
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	165,900
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	368,468
Gross Amount at Which Carried at Close of Period Total	534,368
Accumulated Depreciation	357,782
Date Acquired	9/21/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	80,500
Buildings, Improvements and Acquisition Fees	178,794
Cost Capitalized Subsequent to Acquisition Improvements	8,003
Cost Capitalized Subsequent to Acquisition Carrying Costs	299
Gross Amount at Which Carried at Close of Period Land	80,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	187,096
Gross Amount at Which Carried at Close of Period Total	267,596
Accumulated Depreciation	176,343
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | NM [Member] | Santa Fe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Santa Fe
Location	NM
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	155,473
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	295
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	155,768
Gross Amount at Which Carried at Close of Period Total	225,768
Accumulated Depreciation	150,677
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | OH [Member] | Dublin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dublin
Location	OH
Initial Cost [Abstract]
Land	2,399,969
Buildings, Improvements and Acquisition Fees	17,044,099
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,399,969
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	17,044,099
Gross Amount at Which Carried at Close of Period Total	19,444,068
Accumulated Depreciation	539,730
Date Acquired	3/31/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | MO [Member] | Blue Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blue Springs
Location	MO
Initial Cost [Abstract]
Land	222,569
Buildings, Improvements and Acquisition Fees	494,333
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	222,569
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	494,333
Gross Amount at Which Carried at Close of Period Total	716,902
Accumulated Depreciation	441,939
Date Acquired	7/31/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | WI [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	WI
Initial Cost [Abstract]
Land	154,375
Buildings, Improvements and Acquisition Fees	287,794
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	154,375
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	287,794
Gross Amount at Which Carried at Close of Period Total	442,169
Accumulated Depreciation	44,608
Date Acquired	2/1/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Financial Services [Member] | WI [Member] | Milwaukee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milwaukee
Location	WI
Initial Cost [Abstract]
Land	265,985
Buildings, Improvements and Acquisition Fees	495,071
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	265,985
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	495,071
Gross Amount at Which Carried at Close of Period Total	761,056
Accumulated Depreciation	76,736
Date Acquired	2/1/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Food Processing [Member] | MO [Member] | St. Louis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Louis
Location	MO
Initial Cost [Abstract]
Land	3,112,401
Buildings, Improvements and Acquisition Fees	32,725,202
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	147
Gross Amount at Which Carried at Close of Period Land	3,112,401
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	32,725,349
Gross Amount at Which Carried at Close of Period Total	35,837,750
Accumulated Depreciation	599,974
Date Acquired	7/13/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Food Processing [Member] | MO [Member] | Weldon Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Weldon Springs
Location	MO
Initial Cost [Abstract]
Land	3,675,034
Buildings, Improvements and Acquisition Fees	13,827,581
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,675,034
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,827,581
Gross Amount at Which Carried at Close of Period Total	17,502,615
Accumulated Depreciation	391,781
Date Acquired	4/1/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | FL [Member] | Groveland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Groveland
Location	FL
Initial Cost [Abstract]
Land	101,782
Buildings, Improvements and Acquisition Fees	189,258
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	189
Gross Amount at Which Carried at Close of Period Land	101,782
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	189,447
Gross Amount at Which Carried at Close of Period Total	291,229
Accumulated Depreciation	96,966
Date Acquired	3/31/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Midland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midland
Location	TX
Initial Cost [Abstract]
Land	544,075
Buildings, Improvements and Acquisition Fees	1,322,431
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	544,075
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,322,431
Gross Amount at Which Carried at Close of Period Total	1,866,506
Accumulated Depreciation	733,836
Date Acquired	2/3/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Amarillo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Amarillo
Location	TX
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	419,734
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	419,907
Gross Amount at Which Carried at Close of Period Total	559,907
Accumulated Depreciation	389,822
Date Acquired	9/12/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Coleman [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coleman
Location	TX
Initial Cost [Abstract]
Land	243,060
Buildings, Improvements and Acquisition Fees	451,661
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	243,060
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	451,661
Gross Amount at Which Carried at Close of Period Total	694,721
Accumulated Depreciation	101,624
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Colorado City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado City
Location	TX
Initial Cost [Abstract]
Land	92,535
Buildings, Improvements and Acquisition Fees	505,276
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	92,535
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	505,276
Gross Amount at Which Carried at Close of Period Total	597,811
Accumulated Depreciation	263,599
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Devine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Devine
Location	TX
Initial Cost [Abstract]
Land	212,408
Buildings, Improvements and Acquisition Fees	394,735
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	212,408
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	394,735
Gross Amount at Which Carried at Close of Period Total	607,143
Accumulated Depreciation	88,815
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Presidio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Presidio
Location	TX
Initial Cost [Abstract]
Land	407,657
Buildings, Improvements and Acquisition Fees	757,362
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	407,657
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	757,362
Gross Amount at Which Carried at Close of Period Total	1,165,019
Accumulated Depreciation	170,406
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Winnsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winnsboro
Location	TX
Initial Cost [Abstract]
Land	79,280
Buildings, Improvements and Acquisition Fees	1,299,056
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	79,280
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,299,056
Gross Amount at Which Carried at Close of Period Total	1,378,336
Accumulated Depreciation	266,496
Date of Construction	10/19/2006
Date Acquired	9/7/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TX [Member] | Yoakum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yoakum
Location	TX
Initial Cost [Abstract]
Land	390,147
Buildings, Improvements and Acquisition Fees	724,821
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	390,147
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	724,821
Gross Amount at Which Carried at Close of Period Total	1,114,968
Accumulated Depreciation	163,085
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | CO [Member] | Canon City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canon City
Location	CO
Initial Cost [Abstract]
Land	339,045
Buildings, Improvements and Acquisition Fees	630,531
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	339,045
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	630,531
Gross Amount at Which Carried at Close of Period Total	969,576
Accumulated Depreciation	129,259
Date Acquired	11/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | CO [Member] | Monte Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monte Vista
Location	CO
Initial Cost [Abstract]
Land	47,652
Buildings, Improvements and Acquisition Fees	582,159
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	47,652
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	582,159
Gross Amount at Which Carried at Close of Period Total	629,811
Accumulated Depreciation	303,707
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MN [Member] | Caledonia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Caledonia
Location	MN
Initial Cost [Abstract]
Land	89,723
Buildings, Improvements and Acquisition Fees	559,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	89,723
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,300
Gross Amount at Which Carried at Close of Period Total	649,023
Accumulated Depreciation	291,785
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MN [Member] | Long Prarie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Long Prarie
Location	MN
Initial Cost [Abstract]
Land	88,892
Buildings, Improvements and Acquisition Fees	553,997
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	88,892
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	553,997
Gross Amount at Which Carried at Close of Period Total	642,889
Accumulated Depreciation	289,017
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MN [Member] | Paynesvile [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Paynesvile
Location	MN
Initial Cost [Abstract]
Land	49,483
Buildings, Improvements and Acquisition Fees	525,406
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	49,483
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,406
Gross Amount at Which Carried at Close of Period Total	574,889
Accumulated Depreciation	274,102
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MN [Member] | Spring Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spring Valley
Location	MN
Initial Cost [Abstract]
Land	69,785
Buildings, Improvements and Acquisition Fees	579,238
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	69,785
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	579,238
Gross Amount at Which Carried at Close of Period Total	649,023
Accumulated Depreciation	302,186
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MN [Member] | Warroad [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warroad
Location	MN
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	580,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	580,000
Gross Amount at Which Carried at Close of Period Total	650,000
Accumulated Depreciation	302,567
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	197,708
Buildings, Improvements and Acquisition Fees	507,647
Cost Capitalized Subsequent to Acquisition Improvements	17,670
Cost Capitalized Subsequent to Acquisition Carrying Costs	23,118
Gross Amount at Which Carried at Close of Period Land	197,708
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	548,435
Gross Amount at Which Carried at Close of Period Total	746,143
Accumulated Depreciation	284,647
Date Acquired	9/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | IA [Member] | Clarinda [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clarinda
Location	IA
Initial Cost [Abstract]
Land	439,267
Buildings, Improvements and Acquisition Fees	816,010
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	439,267
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	816,010
Gross Amount at Which Carried at Close of Period Total	1,255,277
Accumulated Depreciation	183,602
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | KS [Member] | Garnett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Garnett
Location	KS
Initial Cost [Abstract]
Land	59,690
Buildings, Improvements and Acquisition Fees	518,121
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	59,690
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	518,121
Gross Amount at Which Carried at Close of Period Total	577,811
Accumulated Depreciation	270,300
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | KS [Member] | Hillsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hillsboro
Location	KS
Initial Cost [Abstract]
Land	335,292
Buildings, Improvements and Acquisition Fees	622,914
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	335,292
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,914
Gross Amount at Which Carried at Close of Period Total	958,206
Accumulated Depreciation	140,156
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | KS [Member] | Phillipsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phillipsburg
Location	KS
Initial Cost [Abstract]
Land	423,725
Buildings, Improvements and Acquisition Fees	787,146
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	423,725
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	787,146
Gross Amount at Which Carried at Close of Period Total	1,210,871
Accumulated Depreciation	177,108
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | NE [Member] | Ainsworth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ainsworth
Location	NE
Initial Cost [Abstract]
Land	362,675
Buildings, Improvements and Acquisition Fees	673,768
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	362,675
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	673,768
Gross Amount at Which Carried at Close of Period Total	1,036,443
Accumulated Depreciation	151,598
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | NE [Member] | Imperial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Imperial
Location	NE
Initial Cost [Abstract]
Land	388,599
Buildings, Improvements and Acquisition Fees	721,914
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	388,599
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	721,914
Gross Amount at Which Carried at Close of Period Total	1,110,513
Accumulated Depreciation	160,024
Date Acquired	6/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | NM [Member] | Bloomfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bloomfield
Location	NM
Initial Cost [Abstract]
Land	59,559
Buildings, Improvements and Acquisition Fees	616,252
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	59,559
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	616,252
Gross Amount at Which Carried at Close of Period Total	675,811
Accumulated Depreciation	321,492
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | OR [Member] | Milwaukie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milwaukie
Location	OR
Initial Cost [Abstract]
Land	180,250
Buildings, Improvements and Acquisition Fees	400,336
Cost Capitalized Subsequent to Acquisition Improvements	49,088
Cost Capitalized Subsequent to Acquisition Carrying Costs	23,867
Gross Amount at Which Carried at Close of Period Land	180,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	473,291
Gross Amount at Which Carried at Close of Period Total	653,541
Accumulated Depreciation	423,927
Date Acquired	8/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | WA [Member] | Tacoma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tacoma
Location	WA
Initial Cost [Abstract]
Land	189,000
Buildings, Improvements and Acquisition Fees	419,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	19,146
Gross Amount at Which Carried at Close of Period Land	189,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	438,923
Gross Amount at Which Carried at Close of Period Total	627,923
Accumulated Depreciation	417,407
Date Acquired	8/25/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | WA [Member] | Puyallup [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Puyallup
Location	WA
Initial Cost [Abstract]
Land	173,250
Buildings, Improvements and Acquisition Fees	384,795
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,814
Gross Amount at Which Carried at Close of Period Land	173,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	407,609
Gross Amount at Which Carried at Close of Period Total	580,859
Accumulated Depreciation	383,332
Date Acquired	9/15/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | WA [Member] | Redmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Redmond
Location	WA
Initial Cost [Abstract]
Land	196,000
Buildings, Improvements and Acquisition Fees	435,317
Cost Capitalized Subsequent to Acquisition Improvements	42,356
Cost Capitalized Subsequent to Acquisition Carrying Costs	29,173
Gross Amount at Which Carried at Close of Period Land	196,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	506,846
Gross Amount at Which Carried at Close of Period Total	702,846
Accumulated Depreciation	439,617
Date Acquired	9/17/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MO [Member] | Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	MO
Initial Cost [Abstract]
Land	210,070
Buildings, Improvements and Acquisition Fees	466,571
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	210,070
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,717
Gross Amount at Which Carried at Close of Period Total	676,787
Accumulated Depreciation	439,899
Date Acquired	5/13/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MO [Member] | Independence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Independence
Location	MO
Initial Cost [Abstract]
Land	210,643
Buildings, Improvements and Acquisition Fees	467,844
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,643
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,844
Gross Amount at Which Carried at Close of Period Total	678,487
Accumulated Depreciation	418,258
Date Acquired	7/31/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MO [Member] | Kansas City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	MO
Initial Cost [Abstract]
Land	168,350
Buildings, Improvements and Acquisition Fees	373,910
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	168,350
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	374,056
Gross Amount at Which Carried at Close of Period Total	542,406
Accumulated Depreciation	352,560
Date Acquired	5/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | MO [Member] | Willow Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Willow Springs
Location	MO
Initial Cost [Abstract]
Land	416,494
Buildings, Improvements and Acquisition Fees	773,718
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	416,494
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	773,718
Gross Amount at Which Carried at Close of Period Total	1,190,212
Accumulated Depreciation	174,087
Date Acquired	5/25/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
General Merchandise [Member] | ND [Member] | Mayville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mayville
Location	ND
Initial Cost [Abstract]
Land	59,333
Buildings, Improvements and Acquisition Fees	565,562
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	59,333
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	565,562
Gross Amount at Which Carried at Close of Period Total	624,895
Accumulated Depreciation	295,066
Date Acquired	12/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	807,252
Buildings, Improvements and Acquisition Fees	1,499,183
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	807,252
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,499,183
Gross Amount at Which Carried at Close of Period Total	2,306,435
Accumulated Depreciation	2,499
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	664,796
Buildings, Improvements and Acquisition Fees	1,234,621
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	664,796
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,234,621
Gross Amount at Which Carried at Close of Period Total	1,899,417
Accumulated Depreciation	2,058
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	546,083
Buildings, Improvements and Acquisition Fees	1,014,153
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	546,083
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,014,153
Gross Amount at Which Carried at Close of Period Total	1,560,236
Accumulated Depreciation	1,690
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | AZ [Member] | Yuma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yuma
Location	AZ
Initial Cost [Abstract]
Land	783,510
Buildings, Improvements and Acquisition Fees	1,455,089
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	783,510
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,455,089
Gross Amount at Which Carried at Close of Period Total	2,238,599
Accumulated Depreciation	2,425
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Sacramento [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	759,767
Buildings, Improvements and Acquisition Fees	1,410,995
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	759,767
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,410,995
Gross Amount at Which Carried at Close of Period Total	2,170,762
Accumulated Depreciation	2,352
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Chula Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chula Vista
Location	CA
Initial Cost [Abstract]
Land	1,044,679
Buildings, Improvements and Acquisition Fees	1,940,119
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,044,679
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,940,119
Gross Amount at Which Carried at Close of Period Total	2,984,798
Accumulated Depreciation	3,234
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	712,282
Buildings, Improvements and Acquisition Fees	1,322,809
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	712,282
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,322,809
Gross Amount at Which Carried at Close of Period Total	2,035,091
Accumulated Depreciation	2,205
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Pasadena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasadena
Location	CA
Initial Cost [Abstract]
Land	2,113,102
Buildings, Improvements and Acquisition Fees	3,924,331
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,113,102
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,924,331
Gross Amount at Which Carried at Close of Period Total	6,037,433
Accumulated Depreciation	6,541
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverside
Location	CA
Initial Cost [Abstract]
Land	1,068,422
Buildings, Improvements and Acquisition Fees	1,984,213
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,068,422
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,984,213
Gross Amount at Which Carried at Close of Period Total	3,052,635
Accumulated Depreciation	3,307
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Buena Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buena Park
Location	CA
Initial Cost [Abstract]
Land	2,136,844
Buildings, Improvements and Acquisition Fees	3,968,425
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,136,844
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,968,425
Gross Amount at Which Carried at Close of Period Total	6,105,269
Accumulated Depreciation	6,614
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Burbank [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burbank
Location	CA
Initial Cost [Abstract]
Land	2,193,827
Buildings, Improvements and Acquisition Fees	4,074,250
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,193,827
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,074,250
Gross Amount at Which Carried at Close of Period Total	6,268,077
Accumulated Depreciation	6,790
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Carson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carson
Location	CA
Initial Cost [Abstract]
Land	949,709
Buildings, Improvements and Acquisition Fees	1,763,744
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	949,709
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,763,744
Gross Amount at Which Carried at Close of Period Total	2,713,453
Accumulated Depreciation	2,940
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Cloverdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cloverdale
Location	CA
Initial Cost [Abstract]
Land	1,505,000
Buildings, Improvements and Acquisition Fees	2,795,321
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,505,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,795,321
Gross Amount at Which Carried at Close of Period Total	4,300,321
Accumulated Depreciation	927,115
Date Acquired	9/30/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | El Centro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Centro
Location	CA
Initial Cost [Abstract]
Land	394,903
Buildings, Improvements and Acquisition Fees	733,392
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	394,903
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	733,392
Gross Amount at Which Carried at Close of Period Total	1,128,295
Accumulated Depreciation	1,222
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Fortuna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fortuna
Location	CA
Initial Cost [Abstract]
Land	1,190,000
Buildings, Improvements and Acquisition Fees	2,210,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,210,308
Gross Amount at Which Carried at Close of Period Total	3,400,308
Accumulated Depreciation	733,085
Date Acquired	9/30/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Glendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale
Location	CA
Initial Cost [Abstract]
Land	3,270,797
Buildings, Improvements and Acquisition Fees	6,074,336
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,270,797
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,074,336
Gross Amount at Which Carried at Close of Period Total	9,345,133
Accumulated Depreciation	10,124
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Hanford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hanford
Location	CA
Initial Cost [Abstract]
Land	1,234,621
Buildings, Improvements and Acquisition Fees	2,292,868
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,234,621
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,292,868
Gross Amount at Which Carried at Close of Period Total	3,527,489
Accumulated Depreciation	3,821
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Inglewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Inglewood
Location	CA
Initial Cost [Abstract]
Land	1,661,990
Buildings, Improvements and Acquisition Fees	3,086,553
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,661,990
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,086,553
Gross Amount at Which Carried at Close of Period Total	4,748,543
Accumulated Depreciation	5,144
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	1,424,563
Buildings, Improvements and Acquisition Fees	2,645,617
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,424,563
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,645,617
Gross Amount at Which Carried at Close of Period Total	4,070,180
Accumulated Depreciation	4,409
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	1,576,516
Buildings, Improvements and Acquisition Fees	2,927,816
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,576,516
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,927,816
Gross Amount at Which Carried at Close of Period Total	4,504,332
Accumulated Depreciation	4,880
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	1,638,247
Buildings, Improvements and Acquisition Fees	3,042,460
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,638,247
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,042,460
Gross Amount at Which Carried at Close of Period Total	4,680,707
Accumulated Depreciation	5,071
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	1,994,388
Buildings, Improvements and Acquisition Fees	3,703,864
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,994,388
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,703,864
Gross Amount at Which Carried at Close of Period Total	5,698,252
Accumulated Depreciation	6,173
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Los Angeles5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	3,111,111
Buildings, Improvements and Acquisition Fees	5,777,778
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,111,111
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,777,778
Gross Amount at Which Carried at Close of Period Total	8,888,889
Accumulated Depreciation	9,630
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Monrovia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monrovia
Location	CA
Initial Cost [Abstract]
Land	1,139,650
Buildings, Improvements and Acquisition Fees	2,116,494
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,139,650
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,116,494
Gross Amount at Which Carried at Close of Period Total	3,256,144
Accumulated Depreciation	3,527
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | N. Hollywood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	N. Hollywood
Location	CA
Initial Cost [Abstract]
Land	4,036,263
Buildings, Improvements and Acquisition Fees	7,495,917
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,036,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,495,917
Gross Amount at Which Carried at Close of Period Total	11,532,180
Accumulated Depreciation	12,493
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Oakland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oakland
Location	CA
Initial Cost [Abstract]
Land	2,374,272
Buildings, Improvements and Acquisition Fees	4,409,361
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,374,272
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,409,361
Gross Amount at Which Carried at Close of Period Total	6,783,633
Accumulated Depreciation	7,349
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Pacoima [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pacoima
Location	CA
Initial Cost [Abstract]
Land	949,709
Buildings, Improvements and Acquisition Fees	1,763,744
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	949,709
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,763,744
Gross Amount at Which Carried at Close of Period Total	2,713,453
Accumulated Depreciation	2,940
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Redlands [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Redlands
Location	CA
Initial Cost [Abstract]
Land	1,187,136
Buildings, Improvements and Acquisition Fees	2,204,680
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,187,136
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,204,680
Gross Amount at Which Carried at Close of Period Total	3,391,816
Accumulated Depreciation	3,674
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Redondo Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Redondo Beach
Location	CA
Initial Cost [Abstract]
Land	1,306,667
Buildings, Improvements and Acquisition Fees	2,426,666
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,306,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,426,666
Gross Amount at Which Carried at Close of Period Total	3,733,333
Accumulated Depreciation	4,044
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Redwood City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Redwood City
Location	CA
Initial Cost [Abstract]
Land	1,638,247
Buildings, Improvements and Acquisition Fees	3,042,460
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,638,247
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,042,460
Gross Amount at Which Carried at Close of Period Total	4,680,707
Accumulated Depreciation	5,071
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Sacramento1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	1,139,650
Buildings, Improvements and Acquisition Fees	2,116,494
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,139,650
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,116,494
Gross Amount at Which Carried at Close of Period Total	3,256,144
Accumulated Depreciation	3,527
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Salinas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salinas
Location	CA
Initial Cost [Abstract]
Land	1,044,679
Buildings, Improvements and Acquisition Fees	1,940,119
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,044,679
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,940,119
Gross Amount at Which Carried at Close of Period Total	2,984,798
Accumulated Depreciation	3,234
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | San Diego [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Diego
Location	CA
Initial Cost [Abstract]
Land	1,633,333
Buildings, Improvements and Acquisition Fees	3,033,334
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,633,333
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,033,334
Gross Amount at Which Carried at Close of Period Total	4,666,667
Accumulated Depreciation	5,056
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Stockton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stockton
Location	CA
Initial Cost [Abstract]
Land	1,424,563
Buildings, Improvements and Acquisition Fees	2,645,617
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,424,563
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,645,617
Gross Amount at Which Carried at Close of Period Total	4,070,180
Accumulated Depreciation	4,409
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CA [Member] | Thousand Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Thousand Oaks
Location	CA
Initial Cost [Abstract]
Land	2,018,131
Buildings, Improvements and Acquisition Fees	3,747,957
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,018,131
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,747,957
Gross Amount at Which Carried at Close of Period Total	5,766,088
Accumulated Depreciation	6,247
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	2,610,000
Buildings, Improvements and Acquisition Fees	5,769,576
Cost Capitalized Subsequent to Acquisition Improvements	1,200
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,610,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,770,776
Gross Amount at Which Carried at Close of Period Total	8,380,776
Accumulated Depreciation	279,100
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | FL [Member] | Brandon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brandon
Location	FL
Initial Cost [Abstract]
Land	2,570,000
Buildings, Improvements and Acquisition Fees	676,996
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	2,570,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	677,150
Gross Amount at Which Carried at Close of Period Total	3,247,150
Accumulated Depreciation	32,738
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | CO [Member] | Boulder [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Boulder
Location	CO
Initial Cost [Abstract]
Land	426,675
Buildings, Improvements and Acquisition Fees	1,199,508
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	91,455
Gross Amount at Which Carried at Close of Period Land	426,675
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,290,963
Gross Amount at Which Carried at Close of Period Total	1,717,638
Accumulated Depreciation	1,102,557
Date Acquired	1/5/1984
Life on which depreciation in latest Income Statement is computed (in months)	180
Grocery Stores [Member] | IA [Member] | Council Bluffs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Council Bluffs
Location	IA
Initial Cost [Abstract]
Land	255,217
Buildings, Improvements and Acquisition Fees	117,792
Cost Capitalized Subsequent to Acquisition Improvements	47,188
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,661
Gross Amount at Which Carried at Close of Period Land	255,217
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	181,641
Gross Amount at Which Carried at Close of Period Total	436,858
Accumulated Depreciation	113,578
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | IN [Member] | Warsaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warsaw
Location	IN
Initial Cost [Abstract]
Land	2,140,000
Buildings, Improvements and Acquisition Fees	4,689,646
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,689,646
Gross Amount at Which Carried at Close of Period Total	6,829,646
Accumulated Depreciation	914,469
Date Acquired	2/9/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | NV [Member] | Reno [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reno
Location	NV
Initial Cost [Abstract]
Land	456,000
Buildings, Improvements and Acquisition Fees	562,344
Cost Capitalized Subsequent to Acquisition Improvements	19,733
Cost Capitalized Subsequent to Acquisition Carrying Costs	30,571
Gross Amount at Which Carried at Close of Period Land	456,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	612,648
Gross Amount at Which Carried at Close of Period Total	1,068,648
Accumulated Depreciation	555,933
Date Acquired	5/26/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | NV [Member] | Reno1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Reno
Location	NV
Initial Cost [Abstract]
Land	721,365
Buildings, Improvements and Acquisition Fees	1,339,679
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	721,365
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,339,679
Gross Amount at Which Carried at Close of Period Total	2,061,044
Accumulated Depreciation	2,233
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OR [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	OR
Initial Cost [Abstract]
Land	840,000
Buildings, Improvements and Acquisition Fees	1,560,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,560,308
Gross Amount at Which Carried at Close of Period Total	2,400,308
Accumulated Depreciation	517,502
Date Acquired	9/30/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OR [Member] | Central Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Central Point
Location	OR
Initial Cost [Abstract]
Land	840,000
Buildings, Improvements and Acquisition Fees	1,560,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,560,308
Gross Amount at Which Carried at Close of Period Total	2,400,308
Accumulated Depreciation	517,502
Date Acquired	9/30/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OR [Member] | Pendleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pendleton
Location	OR
Initial Cost [Abstract]
Land	546,083
Buildings, Improvements and Acquisition Fees	1,014,153
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	546,083
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,014,153
Gross Amount at Which Carried at Close of Period Total	1,560,236
Accumulated Depreciation	1,690
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | WA [Member] | Richland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richland
Location	WA
Initial Cost [Abstract]
Land	1,756,961
Buildings, Improvements and Acquisition Fees	3,262,927
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,756,961
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,262,927
Gross Amount at Which Carried at Close of Period Total	5,019,888
Accumulated Depreciation	5,438
Date Acquired	12/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	1,550,000
Buildings, Improvements and Acquisition Fees	203,990
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,550,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	203,990
Gross Amount at Which Carried at Close of Period Total	1,753,990
Accumulated Depreciation	9,860
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Bartlesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bartlesville
Location	OK
Initial Cost [Abstract]
Land	1,650,000
Buildings, Improvements and Acquisition Fees	1,573,823
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,650,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,574,823
Gross Amount at Which Carried at Close of Period Total	3,224,823
Accumulated Depreciation	76,149
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Norman [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norman
Location	OK
Initial Cost [Abstract]
Land	1,580,000
Buildings, Improvements and Acquisition Fees	1,900,618
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,580,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,901,618
Gross Amount at Which Carried at Close of Period Total	3,481,618
Accumulated Depreciation	91,944
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Norman1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norman
Location	OK
Initial Cost [Abstract]
Land	3,000,000
Buildings, Improvements and Acquisition Fees	2,474,669
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,475,669
Gross Amount at Which Carried at Close of Period Total	5,475,669
Accumulated Depreciation	119,646
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Stillwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stillwater
Location	OK
Initial Cost [Abstract]
Land	2,590,000
Buildings, Improvements and Acquisition Fees	2,472,123
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,590,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,473,123
Gross Amount at Which Carried at Close of Period Total	5,063,123
Accumulated Depreciation	119,567
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	2,000,000
Buildings, Improvements and Acquisition Fees	753,609
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	753,609
Gross Amount at Which Carried at Close of Period Total	2,753,609
Accumulated Depreciation	36,424
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	1,850,000
Buildings, Improvements and Acquisition Fees	1,785,277
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,850,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,785,277
Gross Amount at Which Carried at Close of Period Total	3,635,277
Accumulated Depreciation	86,288
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	1,700,000
Buildings, Improvements and Acquisition Fees	978,092
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	978,092
Gross Amount at Which Carried at Close of Period Total	2,678,092
Accumulated Depreciation	47,274
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	2,900,000
Buildings, Improvements and Acquisition Fees	1,197,386
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,900,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,197,386
Gross Amount at Which Carried at Close of Period Total	4,097,386
Accumulated Depreciation	57,874
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | OK [Member] | Tulsa5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	3,000,000
Buildings, Improvements and Acquisition Fees	3,485,618
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,486,618
Gross Amount at Which Carried at Close of Period Total	6,486,618
Accumulated Depreciation	168,553
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | SD [Member] | Rapid City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rapid City
Location	SD
Initial Cost [Abstract]
Land	2,140,000
Buildings, Improvements and Acquisition Fees	1,465,451
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,465,451
Gross Amount at Which Carried at Close of Period Total	3,605,451
Accumulated Depreciation	70,830
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Grocery Stores [Member] | WI [Member] | Sheboygan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sheboygan
Location	WI
Initial Cost [Abstract]
Land	1,513,216
Buildings, Improvements and Acquisition Fees	4,427,968
Cost Capitalized Subsequent to Acquisition Improvements	15,220
Cost Capitalized Subsequent to Acquisition Carrying Costs	180
Gross Amount at Which Carried at Close of Period Land	1,513,216
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,443,368
Gross Amount at Which Carried at Close of Period Total	5,956,584
Accumulated Depreciation	2,199,793
Date of Construction	6/3/1999
Date Acquired	8/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	2,100,000
Buildings, Improvements and Acquisition Fees	3,623,590
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,623,590
Gross Amount at Which Carried at Close of Period Total	5,723,590
Accumulated Depreciation	177
Date of Construction	In-progress
Date Acquired	6/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | AZ [Member] | Paradise Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Paradise Valley
Location	AZ
Initial Cost [Abstract]
Land	2,608,389
Buildings, Improvements and Acquisition Fees	3,418,783
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,608,389
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,418,783
Gross Amount at Which Carried at Close of Period Total	6,027,172
Accumulated Depreciation	1,350,385
Date of Construction	6/6/2002
Date Acquired	6/26/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Bakersfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bakersfield
Location	CA
Initial Cost [Abstract]
Land	2,259,649
Buildings, Improvements and Acquisition Fees	4,698,845
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,259,649
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,698,845
Gross Amount at Which Carried at Close of Period Total	6,958,494
Accumulated Depreciation	54,820
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Chula Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chula Vista
Location	CA
Initial Cost [Abstract]
Land	4,226,250
Buildings, Improvements and Acquisition Fees	7,848,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,226,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,848,750
Gross Amount at Which Carried at Close of Period Total	12,075,000
Accumulated Depreciation	562,494
Date Acquired	3/30/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Tracy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tracy
Location	CA
Initial Cost [Abstract]
Land	556,906
Buildings, Improvements and Acquisition Fees	1,034,254
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	556,906
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,034,254
Gross Amount at Which Carried at Close of Period Total	1,591,160
Accumulated Depreciation	12,066
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Stockton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stockton
Location	CA
Initial Cost [Abstract]
Land	2,320,442
Buildings, Improvements and Acquisition Fees	4,309,392
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,320,442
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,309,392
Gross Amount at Which Carried at Close of Period Total	6,629,834
Accumulated Depreciation	50,276
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Antioch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Antioch
Location	CA
Initial Cost [Abstract]
Land	5,375,000
Buildings, Improvements and Acquisition Fees	9,982,143
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,375,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,982,143
Gross Amount at Which Carried at Close of Period Total	15,357,143
Accumulated Depreciation	116,458
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Bakersfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bakersfield
Location	CA
Initial Cost [Abstract]
Land	3,260,933
Buildings, Improvements and Acquisition Fees	6,056,019
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,260,933
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,056,019
Gross Amount at Which Carried at Close of Period Total	9,316,952
Accumulated Depreciation	70,654
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Ceres [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ceres
Location	CA
Initial Cost [Abstract]
Land	2,145,750
Buildings, Improvements and Acquisition Fees	3,984,963
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,145,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,984,963
Gross Amount at Which Carried at Close of Period Total	6,130,713
Accumulated Depreciation	46,491
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Diamond Bar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Diamond Bar
Location	CA
Initial Cost [Abstract]
Land	3,038,879
Buildings, Improvements and Acquisition Fees	5,383,274
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	882
Gross Amount at Which Carried at Close of Period Land	3,038,879
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,384,156
Gross Amount at Which Carried at Close of Period Total	8,423,035
Accumulated Depreciation	2,125,251
Date of Construction	3/21/2000
Date Acquired	9/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Los Banos [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Banos
Location	CA
Initial Cost [Abstract]
Land	1,378,343
Buildings, Improvements and Acquisition Fees	2,559,779
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,378,343
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,559,779
Gross Amount at Which Carried at Close of Period Total	3,938,122
Accumulated Depreciation	29,864
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Norco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norco
Location	CA
Initial Cost [Abstract]
Land	1,247,243
Buildings, Improvements and Acquisition Fees	4,814,516
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	130
Gross Amount at Which Carried at Close of Period Land	1,247,243
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,814,646
Gross Amount at Which Carried at Close of Period Total	6,061,889
Accumulated Depreciation	1,800,426
Date of Construction	12/13/2000
Date Acquired	6/29/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Stockton1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stockton
Location	CA
Initial Cost [Abstract]
Land	1,602,459
Buildings, Improvements and Acquisition Fees	2,975,994
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,602,459
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,975,994
Gross Amount at Which Carried at Close of Period Total	4,578,453
Accumulated Depreciation	34,720
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CA [Member] | Tracy1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tracy
Location	CA
Initial Cost [Abstract]
Land	3,228,902
Buildings, Improvements and Acquisition Fees	5,996,532
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,228,902
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,996,532
Gross Amount at Which Carried at Close of Period Total	9,225,434
Accumulated Depreciation	69,960
Date Acquired	9/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | CT [Member] | Danbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danbury
Location	CT
Initial Cost [Abstract]
Land	643,736
Buildings, Improvements and Acquisition Fees	3,621,163
Cost Capitalized Subsequent to Acquisition Improvements	68,366
Cost Capitalized Subsequent to Acquisition Carrying Costs	161
Gross Amount at Which Carried at Close of Period Land	643,736
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,689,690
Gross Amount at Which Carried at Close of Period Total	4,333,426
Accumulated Depreciation	2,108,925
Date Acquired	9/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Sunrise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sunrise
Location	FL
Initial Cost [Abstract]
Land	2,850,000
Buildings, Improvements and Acquisition Fees	3,601,884
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,850,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,601,884
Gross Amount at Which Carried at Close of Period Total	6,451,884
Accumulated Depreciation	174,091
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	2,144,778
Buildings, Improvements and Acquisition Fees	3,755,905
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,144,778
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,755,905
Gross Amount at Which Carried at Close of Period Total	5,900,683
Accumulated Depreciation	1,223,904
Date of Construction	8/7/2003
Date Acquired	11/26/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Casselberry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Casselberry
Location	FL
Initial Cost [Abstract]
Land	1,979,598
Buildings, Improvements and Acquisition Fees	8,256,394
Cost Capitalized Subsequent to Acquisition Improvements	14,554
Cost Capitalized Subsequent to Acquisition Carrying Costs	167,804
Gross Amount at Which Carried at Close of Period Land	1,979,598
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,438,752
Gross Amount at Which Carried at Close of Period Total	10,418,350
Accumulated Depreciation	3,691,229
Date of Construction	12/30/2003
Date Acquired	5/31/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Hialeah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hialeah
Location	FL
Initial Cost [Abstract]
Land	2,104,393
Buildings, Improvements and Acquisition Fees	3,910,500
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,104,393
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,910,500
Gross Amount at Which Carried at Close of Period Total	6,014,893
Accumulated Depreciation	749,496
Date Acquired	3/26/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Miami [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Miami
Location	FL
Initial Cost [Abstract]
Land	3,115,101
Buildings, Improvements and Acquisition Fees	5,665,079
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	106
Gross Amount at Which Carried at Close of Period Land	3,115,101
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,665,185
Gross Amount at Which Carried at Close of Period Total	8,780,286
Accumulated Depreciation	2,056,094
Date of Construction	5/19/2000
Date Acquired	6/7/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Oakland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oakland Park
Location	FL
Initial Cost [Abstract]
Land	2,800,000
Buildings, Improvements and Acquisition Fees	2,196,480
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,800,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,196,480
Gross Amount at Which Carried at Close of Period Total	4,996,480
Accumulated Depreciation	827,532
Date of Construction	7/6/2001
Date Acquired	3/27/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | FL [Member] | Pembroke Pines [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pembroke Pines
Location	FL
Initial Cost [Abstract]
Land	1,714,388
Buildings, Improvements and Acquisition Fees	4,387,824
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,714,388
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,387,824
Gross Amount at Which Carried at Close of Period Total	6,102,212
Accumulated Depreciation	1,946,539
Date of Construction	12/11/2000
Date Acquired	10/1/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | NY [Member] | Yonkers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yonkers
Location	NY
Initial Cost [Abstract]
Land	1,488,894
Buildings, Improvements and Acquisition Fees	2,765,894
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,488,894
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,765,894
Gross Amount at Which Carried at Close of Period Total	4,254,788
Accumulated Depreciation	530,129
Date Acquired	3/26/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	5,293,733
Buildings, Improvements and Acquisition Fees	6,555,637
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,293,733
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,555,637
Gross Amount at Which Carried at Close of Period Total	11,849,370
Accumulated Depreciation	1,391,036
Date of Construction	8/4/2006
Date Acquired	11/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	1,445,901
Buildings, Improvements and Acquisition Fees	5,277,886
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,445,901
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,277,886
Gross Amount at Which Carried at Close of Period Total	6,723,787
Accumulated Depreciation	2,442,517
Date of Construction	6/2/2000
Date Acquired	6/30/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	3,178,115
Buildings, Improvements and Acquisition Fees	5,832,224
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,178,115
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,832,224
Gross Amount at Which Carried at Close of Period Total	9,010,339
Accumulated Depreciation	1,391,157
Date of Construction	12/6/2005
Date Acquired	4/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	1,120,000
Buildings, Improvements and Acquisition Fees	2,075,196
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,120,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,075,196
Gross Amount at Which Carried at Close of Period Total	3,195,196
Accumulated Depreciation	204,061
Date Acquired	7/29/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | San Antonio1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	1,200,000
Buildings, Improvements and Acquisition Fees	2,489,568
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,489,568
Gross Amount at Which Carried at Close of Period Total	3,689,568
Accumulated Depreciation	244,808
Date Acquired	7/29/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | Cypress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cypress
Location	TX
Initial Cost [Abstract]
Land	1,417,377
Buildings, Improvements and Acquisition Fees	5,696,789
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,417,377
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,696,789
Gross Amount at Which Carried at Close of Period Total	7,114,166
Accumulated Depreciation	1,262,707
Date of Construction	5/15/2006
Date Acquired	9/14/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | Keller [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Keller
Location	TX
Initial Cost [Abstract]
Land	1,478,222
Buildings, Improvements and Acquisition Fees	5,679,604
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,478,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,679,604
Gross Amount at Which Carried at Close of Period Total	7,157,826
Accumulated Depreciation	1,406,079
Date of Construction	9/8/2005
Date Acquired	12/16/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | TX [Member] | McKinney [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	McKinney
Location	TX
Initial Cost [Abstract]
Land	1,805,460
Buildings, Improvements and Acquisition Fees	5,972,111
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,805,460
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,972,111
Gross Amount at Which Carried at Close of Period Total	7,777,571
Accumulated Depreciation	1,424,322
Date of Construction	12/7/2005
Date Acquired	4/20/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | MN [Member] | Roseville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	3,611,925
Buildings, Improvements and Acquisition Fees	8,804,654
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,611,925
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,804,654
Gross Amount at Which Carried at Close of Period Total	12,416,579
Accumulated Depreciation	1,380,337
Date of Construction	6/5/2008
Date Acquired	4/18/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IL [Member] | Glendale Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale Heights
Location	IL
Initial Cost [Abstract]
Land	1,213,770
Buildings, Improvements and Acquisition Fees	2,255,063
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,213,770
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,255,063
Gross Amount at Which Carried at Close of Period Total	3,468,833
Accumulated Depreciation	432,218
Date Acquired	3/26/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IL [Member] | Alsip [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alsip
Location	IL
Initial Cost [Abstract]
Land	2,944,221
Buildings, Improvements and Acquisition Fees	5,467,839
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,944,221
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,467,839
Gross Amount at Which Carried at Close of Period Total	8,412,060
Accumulated Depreciation	446,540
Date Acquired	12/30/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IL [Member] | Bolinbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bolinbrook
Location	IL
Initial Cost [Abstract]
Land	3,010,512
Buildings, Improvements and Acquisition Fees	8,161,186
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,010,512
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,161,186
Gross Amount at Which Carried at Close of Period Total	11,171,698
Accumulated Depreciation	1,328,070
Date of Construction	10/26/2007
Date Acquired	1/24/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IL [Member] | Waukegan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waukegan
Location	IL
Initial Cost [Abstract]
Land	2,961,951
Buildings, Improvements and Acquisition Fees	5,500,766
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,961,951
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,500,766
Gross Amount at Which Carried at Close of Period Total	8,462,717
Accumulated Depreciation	449,229
Date Acquired	12/30/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	3,008,186
Buildings, Improvements and Acquisition Fees	6,999,881
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,008,186
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,999,881
Gross Amount at Which Carried at Close of Period Total	10,008,067
Accumulated Depreciation	1,297,593
Date of Construction	3/20/2007
Date Acquired	8/3/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IN [Member] | Carmel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carmel
Location	IN
Initial Cost [Abstract]
Land	3,675,000
Buildings, Improvements and Acquisition Fees	6,825,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,675,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,825,000
Gross Amount at Which Carried at Close of Period Total	10,500,000
Accumulated Depreciation	489,125
Date Acquired	3/29/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | IN [Member] | Southport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southport
Location	IN
Initial Cost [Abstract]
Land	2,121,873
Buildings, Improvements and Acquisition Fees	7,522,735
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,121,873
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,522,735
Gross Amount at Which Carried at Close of Period Total	9,644,608
Accumulated Depreciation	1,176,015
Date of Construction	12/20/2007
Date Acquired	6/8/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | OH [Member] | Beachwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beachwood
Location	OH
Initial Cost [Abstract]
Land	1,504,354
Buildings, Improvements and Acquisition Fees	2,794,305
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	1,504,354
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,794,419
Gross Amount at Which Carried at Close of Period Total	4,298,773
Accumulated Depreciation	544,898
Date Acquired	2/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	2,254,830
Buildings, Improvements and Acquisition Fees	4,188,725
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,254,830
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,188,725
Gross Amount at Which Carried at Close of Period Total	6,443,555
Accumulated Depreciation	816,801
Date Acquired	2/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | PA [Member] | Pittsburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsburgh
Location	PA
Initial Cost [Abstract]
Land	4,420,799
Buildings, Improvements and Acquisition Fees	5,542,644
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,420,799
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,542,644
Gross Amount at Which Carried at Close of Period Total	9,963,443
Accumulated Depreciation	4,188
Date of Construction	9/1/2011
Date Acquired	1/12/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | WA [Member] | Kent [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kent
Location	WA
Initial Cost [Abstract]
Land	4,086,250
Buildings, Improvements and Acquisition Fees	7,588,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,086,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,588,750
Gross Amount at Which Carried at Close of Period Total	11,675,000
Accumulated Depreciation	619,748
Date Acquired	12/21/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | WA [Member] | Walla Walla [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Walla Walla
Location	WA
Initial Cost [Abstract]
Land	170,100
Buildings, Improvements and Acquisition Fees	377,793
Cost Capitalized Subsequent to Acquisition Improvements	6,831
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,711
Gross Amount at Which Carried at Close of Period Land	170,100
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,335
Gross Amount at Which Carried at Close of Period Total	561,435
Accumulated Depreciation	374,738
Date Acquired	8/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | MD [Member] | Nottingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nottingham
Location	MD
Initial Cost [Abstract]
Land	3,055,453
Buildings, Improvements and Acquisition Fees	5,675,230
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,055,453
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,675,230
Gross Amount at Which Carried at Close of Period Total	8,730,683
Accumulated Depreciation	1,087,752
Date Acquired	3/26/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | NJ [Member] | East Brunswick [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Brunswick
Location	NJ
Initial Cost [Abstract]
Land	1,654,529
Buildings, Improvements and Acquisition Fees	3,073,912
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,654,529
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,073,912
Gross Amount at Which Carried at Close of Period Total	4,728,441
Accumulated Depreciation	599,412
Date Acquired	2/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Health and Fitness [Member] | AR [Member] | Wynne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wynne
Location	AR
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	547,576
Cost Capitalized Subsequent to Acquisition Improvements	30,029
Cost Capitalized Subsequent to Acquisition Carrying Costs	824
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,429
Gross Amount at Which Carried at Close of Period Total	648,429
Accumulated Depreciation	308,736
Date of Construction	11/10/1998
Date Acquired	2/24/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | CA [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	CA
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	390,849
Cost Capitalized Subsequent to Acquisition Improvements	6,775
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,819
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	406,443
Gross Amount at Which Carried at Close of Period Total	706,443
Accumulated Depreciation	373,799
Date Acquired	5/17/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	685,000
Buildings, Improvements and Acquisition Fees	885,624
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	218
Gross Amount at Which Carried at Close of Period Land	685,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	885,842
Gross Amount at Which Carried at Close of Period Total	1,570,842
Accumulated Depreciation	479,812
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | FL [Member] | Tampa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	494,763
Buildings, Improvements and Acquisition Fees	767,737
Cost Capitalized Subsequent to Acquisition Improvements	71,880
Cost Capitalized Subsequent to Acquisition Carrying Costs	233
Gross Amount at Which Carried at Close of Period Land	494,763
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	839,850
Gross Amount at Which Carried at Close of Period Total	1,334,613
Accumulated Depreciation	472,417
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | FL [Member] | Brandon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brandon
Location	FL
Initial Cost [Abstract]
Land	430,000
Buildings, Improvements and Acquisition Fees	1,020,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	218
Gross Amount at Which Carried at Close of Period Land	430,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,020,826
Gross Amount at Which Carried at Close of Period Total	1,450,826
Accumulated Depreciation	552,928
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | FL [Member] | Ocala [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ocala
Location	FL
Initial Cost [Abstract]
Land	339,690
Buildings, Improvements and Acquisition Fees	543,504
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	25,254
Gross Amount at Which Carried at Close of Period Land	339,690
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	568,758
Gross Amount at Which Carried at Close of Period Total	908,448
Accumulated Depreciation	341,853
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | FL [Member] | West Palm Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Palm Beach
Location	FL
Initial Cost [Abstract]
Land	347,651
Buildings, Improvements and Acquisition Fees	706,081
Cost Capitalized Subsequent to Acquisition Improvements	69,111
Cost Capitalized Subsequent to Acquisition Carrying Costs	233
Gross Amount at Which Carried at Close of Period Land	347,651
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	775,425
Gross Amount at Which Carried at Close of Period Total	1,123,076
Accumulated Depreciation	397,976
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	323,451
Buildings, Improvements and Acquisition Fees	637,991
Cost Capitalized Subsequent to Acquisition Improvements	47,914
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	323,451
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	686,020
Gross Amount at Which Carried at Close of Period Total	1,009,471
Accumulated Depreciation	380,788
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TX [Member] | Webster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Webster
Location	TX
Initial Cost [Abstract]
Land	283,604
Buildings, Improvements and Acquisition Fees	538,002
Cost Capitalized Subsequent to Acquisition Improvements	2,470
Cost Capitalized Subsequent to Acquisition Carrying Costs	354
Gross Amount at Which Carried at Close of Period Land	283,604
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	540,826
Gross Amount at Which Carried at Close of Period Total	824,430
Accumulated Depreciation	314,836
Date Acquired	6/13/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TX [Member] | Cedar Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Park
Location	TX
Initial Cost [Abstract]
Land	253,591
Buildings, Improvements and Acquisition Fees	827,237
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	3,010
Gross Amount at Which Carried at Close of Period Land	253,591
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	830,247
Gross Amount at Which Carried at Close of Period Total	1,083,838
Accumulated Depreciation	491,754
Date Acquired	3/26/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TX [Member] | Abilene [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Abilene
Location	TX
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	680,616
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	680,616
Gross Amount at Which Carried at Close of Period Total	1,080,616
Accumulated Depreciation	368,665
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TX [Member] | Plainview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plainview
Location	TX
Initial Cost [Abstract]
Land	125,000
Buildings, Improvements and Acquisition Fees	734,558
Cost Capitalized Subsequent to Acquisition Improvements	40,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	125,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	774,558
Gross Amount at Which Carried at Close of Period Total	899,558
Accumulated Depreciation	485,670
Date Acquired	1/24/1984
Life on which depreciation in latest Income Statement is computed (in months)	180
Home Furnishings [Member] | GA [Member] | Rome [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rome
Location	GA
Initial Cost [Abstract]
Land	254,902
Buildings, Improvements and Acquisition Fees	486,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	499
Gross Amount at Which Carried at Close of Period Land	254,902
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,311
Gross Amount at Which Carried at Close of Period Total	742,213
Accumulated Depreciation	294,783
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | MN [Member] | Eden Prairie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eden Prairie
Location	MN
Initial Cost [Abstract]
Land	500,502
Buildings, Improvements and Acquisition Fees	1,055,244
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,502
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,055,244
Gross Amount at Which Carried at Close of Period Total	1,555,746
Accumulated Depreciation	543,414
Date Acquired	3/1/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | MS [Member] | Gulfport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gulfport
Location	MS
Initial Cost [Abstract]
Land	299,464
Buildings, Improvements and Acquisition Fees	502,326
Cost Capitalized Subsequent to Acquisition Improvements	49,988
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,923
Gross Amount at Which Carried at Close of Period Land	299,464
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	569,237
Gross Amount at Which Carried at Close of Period Total	868,701
Accumulated Depreciation	328,501
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | MS [Member] | Hattiesburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hattiesburg
Location	MS
Initial Cost [Abstract]
Land	300,000
Buildings, Improvements and Acquisition Fees	660,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	300,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	660,776
Gross Amount at Which Carried at Close of Period Total	960,776
Accumulated Depreciation	357,850
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | MS [Member] | Ridgeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ridgeland
Location	MS
Initial Cost [Abstract]
Land	281,867
Buildings, Improvements and Acquisition Fees	769,890
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	281,867
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	770,101
Gross Amount at Which Carried at Close of Period Total	1,051,968
Accumulated Depreciation	447,937
Date Acquired	6/27/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | NC [Member] | Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Matthews
Location	NC
Initial Cost [Abstract]
Land	768,222
Buildings, Improvements and Acquisition Fees	843,401
Cost Capitalized Subsequent to Acquisition Improvements	46,414
Cost Capitalized Subsequent to Acquisition Carrying Costs	38,052
Gross Amount at Which Carried at Close of Period Land	768,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	927,867
Gross Amount at Which Carried at Close of Period Total	1,696,089
Accumulated Depreciation	465,197
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	804,262
Buildings, Improvements and Acquisition Fees	1,432,520
Cost Capitalized Subsequent to Acquisition Improvements	35,328
Cost Capitalized Subsequent to Acquisition Carrying Costs	223
Gross Amount at Which Carried at Close of Period Land	804,262
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,468,071
Gross Amount at Which Carried at Close of Period Total	2,272,333
Accumulated Depreciation	840,310
Date Acquired	6/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TN [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	TN
Initial Cost [Abstract]
Land	381,076
Buildings, Improvements and Acquisition Fees	857,261
Cost Capitalized Subsequent to Acquisition Improvements	35,685
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,534
Gross Amount at Which Carried at Close of Period Land	381,076
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	909,480
Gross Amount at Which Carried at Close of Period Total	1,290,556
Accumulated Depreciation	504,608
Date Acquired	9/26/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | TN [Member] | Jackson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	TN
Initial Cost [Abstract]
Land	380,000
Buildings, Improvements and Acquisition Fees	750,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	82
Gross Amount at Which Carried at Close of Period Land	380,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	750,690
Gross Amount at Which Carried at Close of Period Total	1,130,690
Accumulated Depreciation	406,617
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | IA [Member] | Davenport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Davenport
Location	IA
Initial Cost [Abstract]
Land	270,000
Buildings, Improvements and Acquisition Fees	930,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	270,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	930,835
Gross Amount at Which Carried at Close of Period Total	1,200,835
Accumulated Depreciation	504,245
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | ID [Member] | Boise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Boise
Location	ID
Initial Cost [Abstract]
Land	158,400
Buildings, Improvements and Acquisition Fees	351,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	28
Gross Amount at Which Carried at Close of Period Land	158,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	351,840
Gross Amount at Which Carried at Close of Period Total	510,240
Accumulated Depreciation	331,615
Date Acquired	5/6/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | ID [Member] | Nampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nampa
Location	ID
Initial Cost [Abstract]
Land	183,743
Buildings, Improvements and Acquisition Fees	408,101
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	183,743
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,125
Gross Amount at Which Carried at Close of Period Total	591,868
Accumulated Depreciation	384,668
Date Acquired	5/6/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | IL [Member] | Joliet [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Joliet
Location	IL
Initial Cost [Abstract]
Land	440,000
Buildings, Improvements and Acquisition Fees	910,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	244
Gross Amount at Which Carried at Close of Period Land	440,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,933
Gross Amount at Which Carried at Close of Period Total	1,350,933
Accumulated Depreciation	493,402
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | IN [Member] | Anderson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anderson
Location	IN
Initial Cost [Abstract]
Land	180,628
Buildings, Improvements and Acquisition Fees	653,162
Cost Capitalized Subsequent to Acquisition Improvements	100,170
Cost Capitalized Subsequent to Acquisition Carrying Costs	15,258
Gross Amount at Which Carried at Close of Period Land	180,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	768,590
Gross Amount at Which Carried at Close of Period Total	949,218
Accumulated Depreciation	444,939
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | KS [Member] | Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	185,955
Buildings, Improvements and Acquisition Fees	413,014
Cost Capitalized Subsequent to Acquisition Improvements	31,870
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,629
Gross Amount at Which Carried at Close of Period Land	185,955
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	453,513
Gross Amount at Which Carried at Close of Period Total	639,468
Accumulated Depreciation	399,537
Date Acquired	5/13/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | KS [Member] | Wichita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	430,000
Buildings, Improvements and Acquisition Fees	740,725
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	430,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	740,871
Gross Amount at Which Carried at Close of Period Total	1,170,871
Accumulated Depreciation	401,348
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | MI [Member] | Battle Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Battle Creek
Location	MI
Initial Cost [Abstract]
Land	485,000
Buildings, Improvements and Acquisition Fees	895,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	209
Gross Amount at Which Carried at Close of Period Land	485,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	895,898
Gross Amount at Which Carried at Close of Period Total	1,380,898
Accumulated Depreciation	485,266
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	1,956,296
Buildings, Improvements and Acquisition Fees	3,949,402
Cost Capitalized Subsequent to Acquisition Improvements	27,005
Cost Capitalized Subsequent to Acquisition Carrying Costs	81
Gross Amount at Which Carried at Close of Period Land	1,956,296
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,976,488
Gross Amount at Which Carried at Close of Period Total	5,932,784
Accumulated Depreciation	2,325,142
Date Acquired	4/4/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | OH [Member] | Lancaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	OH
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	830,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	319
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	831,008
Gross Amount at Which Carried at Close of Period Total	1,081,008
Accumulated Depreciation	450,164
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | OH [Member] | Dayton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dayton
Location	OH
Initial Cost [Abstract]
Land	401,723
Buildings, Improvements and Acquisition Fees	698,872
Cost Capitalized Subsequent to Acquisition Improvements	13,435
Cost Capitalized Subsequent to Acquisition Carrying Costs	11,195
Gross Amount at Which Carried at Close of Period Land	401,723
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	723,502
Gross Amount at Which Carried at Close of Period Total	1,125,225
Accumulated Depreciation	385,395
Date Acquired	6/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | PA [Member] | Altoona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Altoona
Location	PA
Initial Cost [Abstract]
Land	455,000
Buildings, Improvements and Acquisition Fees	745,694
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	745,694
Gross Amount at Which Carried at Close of Period Total	1,200,694
Accumulated Depreciation	403,915
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | PA [Member] | Erie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Erie
Location	PA
Initial Cost [Abstract]
Land	510,000
Buildings, Improvements and Acquisition Fees	900,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	510,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	900,689
Gross Amount at Which Carried at Close of Period Total	1,410,689
Accumulated Depreciation	487,871
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | PA [Member] | Pennsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pennsdale
Location	PA
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	835,648
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	835,648
Gross Amount at Which Carried at Close of Period Total	1,150,648
Accumulated Depreciation	452,640
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | PA [Member] | Whitehall [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Whitehall
Location	PA
Initial Cost [Abstract]
Land	515,525
Buildings, Improvements and Acquisition Fees	1,146,868
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	457
Gross Amount at Which Carried at Close of Period Land	515,525
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,147,325
Gross Amount at Which Carried at Close of Period Total	1,662,850
Accumulated Depreciation	621,642
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | WA [Member] | Pasco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasco
Location	WA
Initial Cost [Abstract]
Land	161,700
Buildings, Improvements and Acquisition Fees	359,142
Cost Capitalized Subsequent to Acquisition Improvements	56,707
Cost Capitalized Subsequent to Acquisition Carrying Costs	14,444
Gross Amount at Which Carried at Close of Period Land	161,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	430,293
Gross Amount at Which Carried at Close of Period Total	591,993
Accumulated Depreciation	373,375
Date Acquired	8/18/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	600,000
Buildings, Improvements and Acquisition Fees	900,725
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	428
Gross Amount at Which Carried at Close of Period Land	600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	901,153
Gross Amount at Which Carried at Close of Period Total	1,501,153
Accumulated Depreciation	488,242
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | WI [Member] | Eau Claire [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Eau Claire
Location	WI
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	820,689
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	820,835
Gross Amount at Which Carried at Close of Period Total	1,080,835
Accumulated Depreciation	444,662
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | WI [Member] | La Crosse [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	La Crosse
Location	WI
Initial Cost [Abstract]
Land	372,883
Buildings, Improvements and Acquisition Fees	877,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	146
Gross Amount at Which Carried at Close of Period Land	372,883
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	877,958
Gross Amount at Which Carried at Close of Period Total	1,250,841
Accumulated Depreciation	475,603
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | LA [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	LA
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	810,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	810,776
Gross Amount at Which Carried at Close of Period Total	1,210,776
Accumulated Depreciation	439,100
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | LA [Member] | Shreveport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	525,000
Buildings, Improvements and Acquisition Fees	725,642
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	73
Gross Amount at Which Carried at Close of Period Land	525,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	725,715
Gross Amount at Which Carried at Close of Period Total	1,250,715
Accumulated Depreciation	393,056
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | LA [Member] | Monroe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Monroe
Location	LA
Initial Cost [Abstract]
Land	450,000
Buildings, Improvements and Acquisition Fees	835,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	450,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	835,608
Gross Amount at Which Carried at Close of Period Total	1,285,608
Accumulated Depreciation	452,619
Date Acquired	6/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | AR [Member] | Little Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Little Rock
Location	AR
Initial Cost [Abstract]
Land	1,079,232
Buildings, Improvements and Acquisition Fees	2,594,956
Cost Capitalized Subsequent to Acquisition Improvements	102,839
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,059
Gross Amount at Which Carried at Close of Period Land	1,079,232
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,705,854
Gross Amount at Which Carried at Close of Period Total	3,785,086
Accumulated Depreciation	1,428,914
Date Acquired	7/21/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Furnishings [Member] | AR [Member] | Osceola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Osceola
Location	AR
Initial Cost [Abstract]
Land	88,759
Buildings, Improvements and Acquisition Fees	520,047
Cost Capitalized Subsequent to Acquisition Improvements	4,083
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	88,759
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	524,130
Gross Amount at Which Carried at Close of Period Total	612,889
Accumulated Depreciation	283,774
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | CA [Member] | Los Angeles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	902,494
Buildings, Improvements and Acquisition Fees	1,676,204
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	31
Gross Amount at Which Carried at Close of Period Land	902,494
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,676,235
Gross Amount at Which Carried at Close of Period Total	2,578,729
Accumulated Depreciation	874,418
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | CA [Member] | Los Angeles1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Los Angeles
Location	CA
Initial Cost [Abstract]
Land	163,668
Buildings, Improvements and Acquisition Fees	304,097
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	78
Gross Amount at Which Carried at Close of Period Land	163,668
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	304,175
Gross Amount at Which Carried at Close of Period Total	467,843
Accumulated Depreciation	158,707
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | CA [Member] | Lawndale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawndale
Location	CA
Initial Cost [Abstract]
Land	667,007
Buildings, Improvements and Acquisition Fees	1,238,841
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	667,007
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,238,841
Gross Amount at Which Carried at Close of Period Total	1,905,848
Accumulated Depreciation	646,260
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | CA [Member] | Van Nuys [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Van Nuys
Location	CA
Initial Cost [Abstract]
Land	750,293
Buildings, Improvements and Acquisition Fees	1,393,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	750,293
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,393,545
Gross Amount at Which Carried at Close of Period Total	2,143,838
Accumulated Depreciation	726,964
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | CA [Member] | West Covina [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Covina
Location	CA
Initial Cost [Abstract]
Land	311,040
Buildings, Improvements and Acquisition Fees	577,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	311,040
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	577,733
Gross Amount at Which Carried at Close of Period Total	888,773
Accumulated Depreciation	301,383
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | FL [Member] | Pensacola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pensacola
Location	FL
Initial Cost [Abstract]
Land	419,842
Buildings, Improvements and Acquisition Fees	1,899,287
Cost Capitalized Subsequent to Acquisition Improvements	91,217
Cost Capitalized Subsequent to Acquisition Carrying Costs	261
Gross Amount at Which Carried at Close of Period Land	419,842
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,990,765
Gross Amount at Which Carried at Close of Period Total	2,410,607
Accumulated Depreciation	1,193,107
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | NY [Member] | Rochester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	NY
Initial Cost [Abstract]
Land	158,168
Buildings, Improvements and Acquisition Fees	294,456
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	158,168
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	294,456
Gross Amount at Which Carried at Close of Period Total	452,624
Accumulated Depreciation	153,619
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | Carrollton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carrollton
Location	TX
Initial Cost [Abstract]
Land	201,569
Buildings, Improvements and Acquisition Fees	374,342
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	201,569
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	374,342
Gross Amount at Which Carried at Close of Period Total	575,911
Accumulated Depreciation	120,413
Date Acquired	12/5/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | Pasadena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pasadena
Location	TX
Initial Cost [Abstract]
Land	147,535
Buildings, Improvements and Acquisition Fees	274,521
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	147,535
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	274,649
Gross Amount at Which Carried at Close of Period Total	422,184
Accumulated Depreciation	143,224
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	363,851
Buildings, Improvements and Acquisition Fees	676,249
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	363,851
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	676,249
Gross Amount at Which Carried at Close of Period Total	1,040,100
Accumulated Depreciation	352,779
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	367,890
Buildings, Improvements and Acquisition Fees	683,750
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	367,890
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	683,750
Gross Amount at Which Carried at Close of Period Total	1,051,640
Accumulated Depreciation	356,692
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | Midland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midland
Location	TX
Initial Cost [Abstract]
Land	1,590,052
Buildings, Improvements and Acquisition Fees	2,953,473
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,590,052
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,953,473
Gross Amount at Which Carried at Close of Period Total	4,543,525
Accumulated Depreciation	703,911
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | TX [Member] | Odessa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Odessa
Location	TX
Initial Cost [Abstract]
Land	1,346,834
Buildings, Improvements and Acquisition Fees	2,501,783
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,346,834
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,501,783
Gross Amount at Which Carried at Close of Period Total	3,848,617
Accumulated Depreciation	596,258
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | IA [Member] | Des Moines [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Des Moines
Location	IA
Initial Cost [Abstract]
Land	225,771
Buildings, Improvements and Acquisition Fees	682,604
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,771
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	682,604
Gross Amount at Which Carried at Close of Period Total	908,375
Accumulated Depreciation	353,809
Date Acquired	1/29/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | IL [Member] | Broadview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broadview
Location	IL
Initial Cost [Abstract]
Land	345,166
Buildings, Improvements and Acquisition Fees	641,739
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	345,166
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	641,739
Gross Amount at Which Carried at Close of Period Total	986,905
Accumulated Depreciation	334,785
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | KS [Member] | Lenexa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lenexa
Location	KS
Initial Cost [Abstract]
Land	1,051,077
Buildings, Improvements and Acquisition Fees	1,952,233
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,051,077
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,952,233
Gross Amount at Which Carried at Close of Period Total	3,003,310
Accumulated Depreciation	465,282
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | KS [Member] | Lenexa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lenexa
Location	KS
Initial Cost [Abstract]
Land	3,688,591
Buildings, Improvements and Acquisition Fees	6,850,770
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,688,591
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,850,770
Gross Amount at Which Carried at Close of Period Total	10,539,361
Accumulated Depreciation	1,632,767
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	1,515,773
Buildings, Improvements and Acquisition Fees	2,816,678
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,515,773
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,816,678
Gross Amount at Which Carried at Close of Period Total	4,332,451
Accumulated Depreciation	671,309
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MD [Member] | Baltimore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Baltimore
Location	MD
Initial Cost [Abstract]
Land	171,320
Buildings, Improvements and Acquisition Fees	318,882
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	86
Gross Amount at Which Carried at Close of Period Land	171,320
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	318,968
Gross Amount at Which Carried at Close of Period Total	490,288
Accumulated Depreciation	166,403
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	MO
Initial Cost [Abstract]
Land	2,039,436
Buildings, Improvements and Acquisition Fees	3,787,757
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	30
Gross Amount at Which Carried at Close of Period Land	2,039,436
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,787,787
Gross Amount at Which Carried at Close of Period Total	5,827,223
Accumulated Depreciation	902,766
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Columbia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	MO
Initial Cost [Abstract]
Land	1,080,521
Buildings, Improvements and Acquisition Fees	2,006,915
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,080,521
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,006,915
Gross Amount at Which Carried at Close of Period Total	3,087,436
Accumulated Depreciation	478,315
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Blue Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Blue Springs
Location	MO
Initial Cost [Abstract]
Land	870,071
Buildings, Improvements and Acquisition Fees	1,616,080
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	870,071
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,616,080
Gross Amount at Which Carried at Close of Period Total	2,486,151
Accumulated Depreciation	385,166
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Chillicothe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chillicothe
Location	MO
Initial Cost [Abstract]
Land	804,948
Buildings, Improvements and Acquisition Fees	1,495,138
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	804,948
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,495,138
Gross Amount at Which Carried at Close of Period Total	2,300,086
Accumulated Depreciation	356,341
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Fulton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fulton
Location	MO
Initial Cost [Abstract]
Land	791,603
Buildings, Improvements and Acquisition Fees	1,470,353
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	791,603
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,470,353
Gross Amount at Which Carried at Close of Period Total	2,261,956
Accumulated Depreciation	350,434
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Jefferson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jefferson City
Location	MO
Initial Cost [Abstract]
Land	1,481,299
Buildings, Improvements and Acquisition Fees	2,751,217
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,481,299
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,751,217
Gross Amount at Which Carried at Close of Period Total	4,232,516
Accumulated Depreciation	655,707
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Kirksville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kirksville
Location	MO
Initial Cost [Abstract]
Land	1,421,788
Buildings, Improvements and Acquisition Fees	2,640,696
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,421,788
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,640,696
Gross Amount at Which Carried at Close of Period Total	4,062,484
Accumulated Depreciation	629,366
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Macon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Macon
Location	MO
Initial Cost [Abstract]
Land	493,394
Buildings, Improvements and Acquisition Fees	916,537
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	493,394
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	916,537
Gross Amount at Which Carried at Close of Period Total	1,409,931
Accumulated Depreciation	218,441
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | MO [Member] | Moberly [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moberly
Location	MO
Initial Cost [Abstract]
Land	1,293,387
Buildings, Improvements and Acquisition Fees	2,402,283
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,293,387
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,402,283
Gross Amount at Which Carried at Close of Period Total	3,695,670
Accumulated Depreciation	572,543
Date Acquired	1/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Home Improvement [Member] | VA [Member] | Chesapeake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chesapeake
Location	VA
Initial Cost [Abstract]
Land	144,014
Buildings, Improvements and Acquisition Fees	649,869
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	11,754
Gross Amount at Which Carried at Close of Period Land	144,014
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	661,623
Gross Amount at Which Carried at Close of Period Total	805,637
Accumulated Depreciation	658,372
Date Acquired	12/22/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | FL [Member] | Gulf Breeze [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gulf Breeze
Location	FL
Initial Cost [Abstract]
Land	3,518,413
Buildings, Improvements and Acquisition Fees	905,480
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,518,413
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	905,480
Gross Amount at Which Carried at Close of Period Total	4,423,893
Accumulated Depreciation	206,751
Date Acquired	4/7/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | NY [Member] | Churchville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Churchville
Location	NY
Initial Cost [Abstract]
Land	1,000,000
Buildings, Improvements and Acquisition Fees	5,755,166
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,000,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,755,166
Gross Amount at Which Carried at Close of Period Total	6,755,166
Accumulated Depreciation	1,281,503
Date of Construction	6/6/2006
Date Acquired	3/23/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | TX [Member] | Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	2,100,000
Buildings, Improvements and Acquisition Fees	3,900,895
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,900,895
Gross Amount at Which Carried at Close of Period Total	6,000,895
Accumulated Depreciation	617,640
Date Acquired	1/31/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | TX [Member] | Katy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Katy
Location	TX
Initial Cost [Abstract]
Land	1,347,454
Buildings, Improvements and Acquisition Fees	8,564,135
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,347,454
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,564,135
Gross Amount at Which Carried at Close of Period Total	9,911,589
Accumulated Depreciation	2,105,254
Date of Construction	10/28/2005
Date Acquired	1/25/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | CO [Member] | Longmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Longmont
Location	CO
Initial Cost [Abstract]
Land	2,502,092
Buildings, Improvements and Acquisition Fees	6,906,609
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	115
Gross Amount at Which Carried at Close of Period Land	2,502,092
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,906,724
Gross Amount at Which Carried at Close of Period Total	9,408,816
Accumulated Depreciation	2,037,483
Date Acquired	8/25/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | GA [Member] | Woodstock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodstock
Location	GA
Initial Cost [Abstract]
Land	2,509,102
Buildings, Improvements and Acquisition Fees	2,509,993
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,509,102
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,509,993
Gross Amount at Which Carried at Close of Period Total	5,019,095
Accumulated Depreciation	623,315
Date Acquired	10/25/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | NC [Member] | Colfax [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colfax
Location	NC
Initial Cost [Abstract]
Land	1,125,979
Buildings, Improvements and Acquisition Fees	2,196,033
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,125,979
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,196,033
Gross Amount at Which Carried at Close of Period Total	3,322,012
Accumulated Depreciation	616,135
Date Acquired	12/31/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | NC [Member] | Statesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Statesville
Location	NC
Initial Cost [Abstract]
Land	2,353,825
Buildings, Improvements and Acquisition Fees	4,159,653
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,353,825
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,159,653
Gross Amount at Which Carried at Close of Period Total	6,513,478
Accumulated Depreciation	1,143,385
Date Acquired	5/13/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | AL [Member] | Robertsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Robertsdale
Location	AL
Initial Cost [Abstract]
Land	3,026,015
Buildings, Improvements and Acquisition Fees	6,117,490
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,026,015
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,117,490
Gross Amount at Which Carried at Close of Period Total	9,143,505
Accumulated Depreciation	1,226,360
Date of Construction	1/29/2007
Date Acquired	4/7/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | IL [Member] | Island Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Island Lake
Location	IL
Initial Cost [Abstract]
Land	2,107,134
Buildings, Improvements and Acquisition Fees	6,383,412
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,107,134
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,383,412
Gross Amount at Which Carried at Close of Period Total	8,490,546
Accumulated Depreciation	1,679,197
Date Acquired	12/31/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | OH [Member] | Green [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Green
Location	OH
Initial Cost [Abstract]
Land	715,953
Buildings, Improvements and Acquisition Fees	554,589
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	715,953
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	554,589
Gross Amount at Which Carried at Close of Period Total	1,270,542
Accumulated Depreciation	140,004
Date of Construction	2/13/2006
Date Acquired	1/19/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | OR [Member] | Hillsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hillsboro
Location	OR
Initial Cost [Abstract]
Land	1,611,084
Buildings, Improvements and Acquisition Fees	1,936,755
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,611,084
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,936,755
Gross Amount at Which Carried at Close of Period Total	3,547,839
Accumulated Depreciation	409,946
Date Acquired	9/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | OR [Member] | Woods Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woods Village
Location	OR
Initial Cost [Abstract]
Land	3,822,277
Buildings, Improvements and Acquisition Fees	5,687,110
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,822,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,687,110
Gross Amount at Which Carried at Close of Period Total	9,509,387
Accumulated Depreciation	1,139,216
Date Acquired	9/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | SC [Member] | Myrtle Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Myrtle Beach
Location	SC
Initial Cost [Abstract]
Land	4,099,824
Buildings, Improvements and Acquisition Fees	2,081,997
Cost Capitalized Subsequent to Acquisition Improvements	(1,800,804)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,299,020
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,081,997
Gross Amount at Which Carried at Close of Period Total	4,381,017
Accumulated Depreciation	565,494
Date of Construction	7/28/2000
Date Acquired	3/3/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Motor Vehicle Dealerships [Member] | NH [Member] | Chichester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chichester
Location	NH
Initial Cost [Abstract]
Land	578,314
Buildings, Improvements and Acquisition Fees	4,546,307
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	578,314
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,546,307
Gross Amount at Which Carried at Close of Period Total	5,124,621
Accumulated Depreciation	1,263,578
Date Acquired	10/1/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | CA [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	CA
Initial Cost [Abstract]
Land	1,398,387
Buildings, Improvements and Acquisition Fees	3,098,607
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	192
Gross Amount at Which Carried at Close of Period Land	1,398,387
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,098,799
Gross Amount at Which Carried at Close of Period Total	4,497,186
Accumulated Depreciation	1,853,945
Date Acquired	1/29/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | CA [Member] | Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverside
Location	CA
Initial Cost [Abstract]
Land	1,410,177
Buildings, Improvements and Acquisition Fees	1,659,850
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,410,177
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,659,850
Gross Amount at Which Carried at Close of Period Total	3,070,027
Accumulated Depreciation	948,815
Date Acquired	9/17/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | FL [Member] | Casselberry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Casselberry
Location	FL
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,277,112
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,277,112
Gross Amount at Which Carried at Close of Period Total	1,277,112
Accumulated Depreciation	312,885
Date of Construction	7/14/2005
Date Acquired	1/25/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | NY [Member] | Westbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westbury
Location	NY
Initial Cost [Abstract]
Land	3,808,076
Buildings, Improvements and Acquisition Fees	2,377,932
Cost Capitalized Subsequent to Acquisition Improvements	7,206
Cost Capitalized Subsequent to Acquisition Carrying Costs	338,968
Gross Amount at Which Carried at Close of Period Land	3,808,076
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,724,106
Gross Amount at Which Carried at Close of Period Total	6,532,182
Accumulated Depreciation	1,377,366
Date Acquired	9/29/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | NC [Member] | Asheboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Asheboro
Location	NC
Initial Cost [Abstract]
Land	465,557
Buildings, Improvements and Acquisition Fees	2,176,416
Cost Capitalized Subsequent to Acquisition Improvements	21,418
Cost Capitalized Subsequent to Acquisition Carrying Costs	340
Gross Amount at Which Carried at Close of Period Land	465,557
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,198,174
Gross Amount at Which Carried at Close of Period Total	2,663,731
Accumulated Depreciation	1,222,035
Date Acquired	3/27/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | KS [Member] | Hutchinson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hutchinson
Location	KS
Initial Cost [Abstract]
Land	269,964
Buildings, Improvements and Acquisition Fees	1,704,013
Cost Capitalized Subsequent to Acquisition Improvements	52,136
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,964
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,756,149
Gross Amount at Which Carried at Close of Period Total	2,026,113
Accumulated Depreciation	1,010,873
Date Acquired	6/25/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | KS [Member] | Salina [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salina
Location	KS
Initial Cost [Abstract]
Land	240,423
Buildings, Improvements and Acquisition Fees	1,829,837
Cost Capitalized Subsequent to Acquisition Improvements	51,939
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,423
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,881,776
Gross Amount at Which Carried at Close of Period Total	2,122,199
Accumulated Depreciation	1,091,555
Date Acquired	6/25/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | MT [Member] | Helena [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Helena
Location	MT
Initial Cost [Abstract]
Land	564,241
Buildings, Improvements and Acquisition Fees	1,503,118
Cost Capitalized Subsequent to Acquisition Improvements	14,233
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	564,241
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,517,351
Gross Amount at Which Carried at Close of Period Total	2,081,592
Accumulated Depreciation	888,412
Date Acquired	6/9/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | OH [Member] | New Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Philadelphia
Location	OH
Initial Cost [Abstract]
Land	726,636
Buildings, Improvements and Acquisition Fees	1,650,672
Cost Capitalized Subsequent to Acquisition Improvements	7,960
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	726,636
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,658,746
Gross Amount at Which Carried at Close of Period Total	2,385,382
Accumulated Depreciation	969,486
Date Acquired	5/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | MO [Member] | Sikeston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sikeston
Location	MO
Initial Cost [Abstract]
Land	409,114
Buildings, Improvements and Acquisition Fees	2,005,416
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	409,114
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,005,416
Gross Amount at Which Carried at Close of Period Total	2,414,530
Accumulated Depreciation	798,811
Date Acquired	1/24/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Office Supplies [Member] | OK [Member] | Edmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Edmond
Location	OK
Initial Cost [Abstract]
Land	1,390,000
Buildings, Improvements and Acquisition Fees	3,009,650
Cost Capitalized Subsequent to Acquisition Improvements	8,201
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,390,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,017,851
Gross Amount at Which Carried at Close of Period Total	4,407,851
Accumulated Depreciation	145,552
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Packaging [Member] | VA [Member] | Raphine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raphine
Location	VA
Initial Cost [Abstract]
Land	2,679,884
Buildings, Improvements and Acquisition Fees	21,236,904
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,679,884
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	21,236,904
Gross Amount at Which Carried at Close of Period Total	23,916,788
Accumulated Depreciation	460,133
Date Acquired	6/3/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Paper [Member] | FL [Member] | Marianna [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marianna
Location	FL
Initial Cost [Abstract]
Land	1,473,182
Buildings, Improvements and Acquisition Fees	6,930,359
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,473,182
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,930,359
Gross Amount at Which Carried at Close of Period Total	8,403,541
Accumulated Depreciation	173,259
Date Acquired	5/2/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | GA [Member] | Duluth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	361,058
Buildings, Improvements and Acquisition Fees	1,591,629
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	361,058
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,591,629
Gross Amount at Which Carried at Close of Period Total	1,952,687
Accumulated Depreciation	765,752
Date of Construction	1/27/1999
Date Acquired	9/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	495,412
Buildings, Improvements and Acquisition Fees	1,526,370
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	495,412
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,526,370
Gross Amount at Which Carried at Close of Period Total	2,021,782
Accumulated Depreciation	717,701
Date of Construction	5/28/1999
Date Acquired	9/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | NC [Member] | Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Matthews
Location	NC
Initial Cost [Abstract]
Land	610,177
Buildings, Improvements and Acquisition Fees	1,394,743
Cost Capitalized Subsequent to Acquisition Improvements	66,945
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	610,177
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,461,688
Gross Amount at Which Carried at Close of Period Total	2,071,865
Accumulated Depreciation	751,401
Date Acquired	7/17/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | TN [Member] | Clarksville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clarksville
Location	TN
Initial Cost [Abstract]
Land	290,775
Buildings, Improvements and Acquisition Fees	395,870
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	340
Gross Amount at Which Carried at Close of Period Land	290,775
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	396,210
Gross Amount at Which Carried at Close of Period Total	686,985
Accumulated Depreciation	239,573
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	427,000
Buildings, Improvements and Acquisition Fees	1,296,901
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	427,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,296,901
Gross Amount at Which Carried at Close of Period Total	1,723,901
Accumulated Depreciation	603,866
Date of Construction	3/10/2000
Date Acquired	1/19/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | MI [Member] | Warren [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warren
Location	MI
Initial Cost [Abstract]
Land	356,348
Buildings, Improvements and Acquisition Fees	903,351
Cost Capitalized Subsequent to Acquisition Improvements	155,408
Cost Capitalized Subsequent to Acquisition Carrying Costs	31,687
Gross Amount at Which Carried at Close of Period Land	356,348
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,090,446
Gross Amount at Which Carried at Close of Period Total	1,446,794
Accumulated Depreciation	541,346
Date Acquired	1/9/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	684,036
Buildings, Improvements and Acquisition Fees	874,914
Cost Capitalized Subsequent to Acquisition Improvements	305,425
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,585
Gross Amount at Which Carried at Close of Period Land	684,036
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,201,924
Gross Amount at Which Carried at Close of Period Total	1,885,960
Accumulated Depreciation	619,056
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | OH [Member] | Franklin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Franklin
Location	OH
Initial Cost [Abstract]
Land	337,572
Buildings, Improvements and Acquisition Fees	777,943
Cost Capitalized Subsequent to Acquisition Improvements	41,328
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,715
Gross Amount at Which Carried at Close of Period Land	337,572
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	841,986
Gross Amount at Which Carried at Close of Period Total	1,179,558
Accumulated Depreciation	445,873
Date Acquired	12/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | OH [Member] | Maineville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maineville
Location	OH
Initial Cost [Abstract]
Land	173,105
Buildings, Improvements and Acquisition Fees	384,468
Cost Capitalized Subsequent to Acquisition Improvements	24,215
Cost Capitalized Subsequent to Acquisition Carrying Costs	12,804
Gross Amount at Which Carried at Close of Period Land	173,105
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,487
Gross Amount at Which Carried at Close of Period Total	594,592
Accumulated Depreciation	390,041
Date Acquired	3/6/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | PA [Member] | Dickson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dickson City
Location	PA
Initial Cost [Abstract]
Land	659,790
Buildings, Improvements and Acquisition Fees	1,880,722
Cost Capitalized Subsequent to Acquisition Improvements	5,396
Cost Capitalized Subsequent to Acquisition Carrying Costs	161
Gross Amount at Which Carried at Close of Period Land	659,790
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,886,279
Gross Amount at Which Carried at Close of Period Total	2,546,069
Accumulated Depreciation	1,097,608
Date Acquired	6/20/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | MA [Member] | Sudbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sudbury
Location	MA
Initial Cost [Abstract]
Land	543,038
Buildings, Improvements and Acquisition Fees	2,477,213
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	543,038
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,477,213
Gross Amount at Which Carried at Close of Period Total	3,020,251
Accumulated Depreciation	1,134,457
Date of Construction	11/12/1999
Date Acquired	9/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | MA [Member] | Tyngsborough [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tyngsborough
Location	MA
Initial Cost [Abstract]
Land	312,204
Buildings, Improvements and Acquisition Fees	1,222,522
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	312,204
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,222,522
Gross Amount at Which Carried at Close of Period Total	1,534,726
Accumulated Depreciation	662,193
Date Acquired	6/12/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | NJ [Member] | North Plainfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Plainfield
Location	NJ
Initial Cost [Abstract]
Land	985,430
Buildings, Improvements and Acquisition Fees	1,590,447
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	985,430
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,590,447
Gross Amount at Which Carried at Close of Period Total	2,575,877
Accumulated Depreciation	777,579
Date Acquired	9/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Pet Supplies and Services [Member] | SC [Member] | Mt Pleasant1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt Pleasant
Location	SC
Initial Cost [Abstract]
Land	40,700
Buildings, Improvements and Acquisition Fees	180,400
Cost Capitalized Subsequent to Acquisition Improvements	17,385
Cost Capitalized Subsequent to Acquisition Carrying Costs	19,091
Gross Amount at Which Carried at Close of Period Land	40,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	216,876
Gross Amount at Which Carried at Close of Period Total	257,576
Accumulated Depreciation	198,302
Date Acquired	12/22/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Restaurants - casual dining [Member] | AZ [Member] | Glendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale
Location	AZ
Initial Cost [Abstract]
Land	1,511,430
Buildings, Improvements and Acquisition Fees	3,264,231
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,511,430
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,264,231
Gross Amount at Which Carried at Close of Period Total	4,775,661
Accumulated Depreciation	661,159
Date of Construction	11/6/2006
Date Acquired	5/16/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AZ [Member] | Glendale1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale
Location	AZ
Initial Cost [Abstract]
Land	624,761
Buildings, Improvements and Acquisition Fees	895,976
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	50,952
Gross Amount at Which Carried at Close of Period Land	624,761
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	946,928
Gross Amount at Which Carried at Close of Period Total	1,571,689
Accumulated Depreciation	580,686
Date Acquired	3/6/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AZ [Member] | Goodyear [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goodyear
Location	AZ
Initial Cost [Abstract]
Land	794,360
Buildings, Improvements and Acquisition Fees	1,274,445
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	794,360
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,274,445
Gross Amount at Which Carried at Close of Period Total	2,068,805
Accumulated Depreciation	268,822
Date of Construction	2/23/2006
Date Acquired	4/8/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AZ [Member] | Surprise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Surprise
Location	AZ
Initial Cost [Abstract]
Land	681,288
Buildings, Improvements and Acquisition Fees	1,008,310
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	681,288
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,008,310
Gross Amount at Which Carried at Close of Period Total	1,689,598
Accumulated Depreciation	276,052
Date of Construction	9/29/2004
Date Acquired	4/16/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CA [Member] | San Dimas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Dimas
Location	CA
Initial Cost [Abstract]
Land	240,562
Buildings, Improvements and Acquisition Fees	445,521
Cost Capitalized Subsequent to Acquisition Improvements	46,026
Cost Capitalized Subsequent to Acquisition Carrying Costs	2,639
Gross Amount at Which Carried at Close of Period Land	240,562
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	494,186
Gross Amount at Which Carried at Close of Period Total	734,748
Accumulated Depreciation	468,722
Date Acquired	3/12/1981
Life on which depreciation in latest Income Statement is computed (in months)	180
Restaurants - casual dining [Member] | CT [Member] | Danbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danbury
Location	CT
Initial Cost [Abstract]
Land	548,459
Buildings, Improvements and Acquisition Fees	284,639
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	548,459
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	284,639
Gross Amount at Which Carried at Close of Period Total	833,098
Accumulated Depreciation	114,329
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	CT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,353,727
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,353,727
Gross Amount at Which Carried at Close of Period Total	1,353,727
Accumulated Depreciation	236,880
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Cromwell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cromwell
Location	CT
Initial Cost [Abstract]
Land	531,861
Buildings, Improvements and Acquisition Fees	989,638
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	531,861
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	989,638
Gross Amount at Which Carried at Close of Period Total	1,521,499
Accumulated Depreciation	159,986
Date Acquired	12/19/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | East Windsor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Windsor
Location	CT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,235,134
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,235,134
Gross Amount at Which Carried at Close of Period Total	1,235,134
Accumulated Depreciation	216,126
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | New Milford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Milford
Location	CT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	705,127
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	705,127
Gross Amount at Which Carried at Close of Period Total	705,127
Accumulated Depreciation	123,375
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Norwich [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norwich
Location	CT
Initial Cost [Abstract]
Land	644,000
Buildings, Improvements and Acquisition Fees	1,198,741
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	644,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,198,741
Gross Amount at Which Carried at Close of Period Total	1,842,741
Accumulated Depreciation	209,763
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Plainville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plainville
Location	CT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,452,933
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,452,933
Gross Amount at Which Carried at Close of Period Total	1,452,933
Accumulated Depreciation	254,241
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Torrington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Torrington
Location	CT
Initial Cost [Abstract]
Land	504,167
Buildings, Improvements and Acquisition Fees	939,051
Cost Capitalized Subsequent to Acquisition Improvements	957
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	504,167
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	940,325
Gross Amount at Which Carried at Close of Period Total	1,444,492
Accumulated Depreciation	164,330
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Unionville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Unionville
Location	CT
Initial Cost [Abstract]
Land	167,740
Buildings, Improvements and Acquisition Fees	316,672
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	167,740
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	316,672
Gross Amount at Which Carried at Close of Period Total	484,412
Accumulated Depreciation	127,195
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Waterbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waterbury
Location	CT
Initial Cost [Abstract]
Land	521,021
Buildings, Improvements and Acquisition Fees	705,163
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	521,021
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	705,163
Gross Amount at Which Carried at Close of Period Total	1,226,184
Accumulated Depreciation	283,239
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | West Haven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Haven
Location	CT
Initial Cost [Abstract]
Land	540,663
Buildings, Improvements and Acquisition Fees	1,006,829
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,663
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,006,829
Gross Amount at Which Carried at Close of Period Total	1,547,492
Accumulated Depreciation	176,178
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CT [Member] | Windsor Locks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Windsor Locks
Location	CT
Initial Cost [Abstract]
Land	844,967
Buildings, Improvements and Acquisition Fees	1,571,965
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	844,967
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,571,965
Gross Amount at Which Carried at Close of Period Total	2,416,932
Accumulated Depreciation	275,077
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	1,451,180
Buildings, Improvements and Acquisition Fees	658,461
Cost Capitalized Subsequent to Acquisition Improvements	25,752
Cost Capitalized Subsequent to Acquisition Carrying Costs	23,207
Gross Amount at Which Carried at Close of Period Land	1,451,180
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,420
Gross Amount at Which Carried at Close of Period Total	2,158,600
Accumulated Depreciation	159,651
Date of Construction	8/4/2006
Date Acquired	5/9/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	230,000
Buildings, Improvements and Acquisition Fees	1,066,339
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,066,339
Gross Amount at Which Carried at Close of Period Total	1,296,339
Accumulated Depreciation	1,066,339
Date Acquired	11/18/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Orlando1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	209,800
Buildings, Improvements and Acquisition Fees	972,679
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	209,800
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	972,679
Gross Amount at Which Carried at Close of Period Total	1,182,479
Accumulated Depreciation	972,679
Date Acquired	8/15/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Melbourne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Melbourne
Location	FL
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	790,083
Cost Capitalized Subsequent to Acquisition Improvements	669
Cost Capitalized Subsequent to Acquisition Carrying Costs	306
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	791,058
Gross Amount at Which Carried at Close of Period Total	791,058
Accumulated Depreciation	160,931
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Orlando2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	735,000
Buildings, Improvements and Acquisition Fees	1,367,891
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	735,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,367,891
Gross Amount at Which Carried at Close of Period Total	2,102,891
Accumulated Depreciation	239,364
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Land O Lakes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Land O' Lakes
Location	FL
Initial Cost [Abstract]
Land	770,136
Buildings, Improvements and Acquisition Fees	1,190,937
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	770,136
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,190,937
Gross Amount at Which Carried at Close of Period Total	1,961,073
Accumulated Depreciation	280,559
Date of Construction	10/21/2005
Date Acquired	3/24/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | New Port Richey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Port Richey
Location	FL
Initial Cost [Abstract]
Land	929,402
Buildings, Improvements and Acquisition Fees	1,459,392
Cost Capitalized Subsequent to Acquisition Improvements	56,969
Cost Capitalized Subsequent to Acquisition Carrying Costs	32,400
Gross Amount at Which Carried at Close of Period Land	929,402
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,548,761
Gross Amount at Which Carried at Close of Period Total	2,478,163
Accumulated Depreciation	318,167
Date of Construction	11/13/2006
Date Acquired	8/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Casselberry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Casselberry
Location	FL
Initial Cost [Abstract]
Land	403,900
Buildings, Improvements and Acquisition Fees	897,075
Cost Capitalized Subsequent to Acquisition Improvements	2,816
Cost Capitalized Subsequent to Acquisition Carrying Costs	223
Gross Amount at Which Carried at Close of Period Land	403,900
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	900,114
Gross Amount at Which Carried at Close of Period Total	1,304,014
Accumulated Depreciation	786,699
Date Acquired	12/29/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Orlando3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	790,583
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	278
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	790,861
Gross Amount at Which Carried at Close of Period Total	790,861
Accumulated Depreciation	138,337
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | FL [Member] | Orlando4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	1,135,310
Buildings, Improvements and Acquisition Fees	1,306,940
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	18,336
Gross Amount at Which Carried at Close of Period Land	1,135,310
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,325,276
Gross Amount at Which Carried at Close of Period Total	2,460,586
Accumulated Depreciation	253,098
Date of Construction	1/10/2007
Date Acquired	6/30/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Albany [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albany
Location	NY
Initial Cost [Abstract]
Land	457,538
Buildings, Improvements and Acquisition Fees	852,510
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	457,538
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	852,655
Gross Amount at Which Carried at Close of Period Total	1,310,193
Accumulated Depreciation	149,175
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Kingston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingston
Location	NY
Initial Cost [Abstract]
Land	430,667
Buildings, Improvements and Acquisition Fees	802,583
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	430,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	802,583
Gross Amount at Which Carried at Close of Period Total	1,233,250
Accumulated Depreciation	140,435
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Carmel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carmel
Location	NY
Initial Cost [Abstract]
Land	266,619
Buildings, Improvements and Acquisition Fees	707,819
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,619
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,819
Gross Amount at Which Carried at Close of Period Total	974,438
Accumulated Depreciation	284,306
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Middletown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Middletown
Location	NY
Initial Cost [Abstract]
Land	242,459
Buildings, Improvements and Acquisition Fees	796,905
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	151
Gross Amount at Which Carried at Close of Period Land	242,459
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	797,056
Gross Amount at Which Carried at Close of Period Total	1,039,515
Accumulated Depreciation	320,187
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Clifton Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clifton Park
Location	NY
Initial Cost [Abstract]
Land	1,040,997
Buildings, Improvements and Acquisition Fees	1,936,100
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,040,997
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,936,100
Gross Amount at Which Carried at Close of Period Total	2,977,097
Accumulated Depreciation	338,800
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Delmar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Delmar
Location	NY
Initial Cost [Abstract]
Land	316,382
Buildings, Improvements and Acquisition Fees	590,387
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	316,382
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	590,532
Gross Amount at Which Carried at Close of Period Total	906,914
Accumulated Depreciation	103,303
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | East Greenbush [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Greenbush
Location	NY
Initial Cost [Abstract]
Land	623,313
Buildings, Improvements and Acquisition Fees	1,160,389
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	623,313
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,160,389
Gross Amount at Which Carried at Close of Period Total	1,783,702
Accumulated Depreciation	203,051
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Latham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Latham
Location	NY
Initial Cost [Abstract]
Land	651,167
Buildings, Improvements and Acquisition Fees	1,212,133
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	651,167
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,212,133
Gross Amount at Which Carried at Close of Period Total	1,863,300
Accumulated Depreciation	212,106
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | New Hartford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Hartford
Location	NY
Initial Cost [Abstract]
Land	226,041
Buildings, Improvements and Acquisition Fees	422,563
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	226,041
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	422,563
Gross Amount at Which Carried at Close of Period Total	648,604
Accumulated Depreciation	73,931
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NY [Member] | Plattsburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plattsburgh
Location	NY
Initial Cost [Abstract]
Land	977,012
Buildings, Improvements and Acquisition Fees	1,817,269
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	977,012
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,817,269
Gross Amount at Which Carried at Close of Period Total	2,794,281
Accumulated Depreciation	318,005
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	742,507
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	13,316
Cost Capitalized Subsequent to Acquisition Carrying Costs	447
Gross Amount at Which Carried at Close of Period Land	742,507
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,763
Gross Amount at Which Carried at Close of Period Total	756,270
Accumulated Depreciation	2,996
Date Acquired	4/13/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	TX
Initial Cost [Abstract]
Land	909,311
Buildings, Improvements and Acquisition Fees	1,690,848
Cost Capitalized Subsequent to Acquisition Improvements	34,606
Cost Capitalized Subsequent to Acquisition Carrying Costs	28,728
Gross Amount at Which Carried at Close of Period Land	909,311
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,754,182
Gross Amount at Which Carried at Close of Period Total	2,663,493
Accumulated Depreciation	366,072
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	989,152
Buildings, Improvements and Acquisition Fees	1,838,713
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	469
Gross Amount at Which Carried at Close of Period Land	989,152
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,839,182
Gross Amount at Which Carried at Close of Period Total	2,828,334
Accumulated Depreciation	377,079
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	1,049,946
Buildings, Improvements and Acquisition Fees	1,952,028
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,049,946
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,952,028
Gross Amount at Which Carried at Close of Period Total	3,001,974
Accumulated Depreciation	400,164
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Austin1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	976,803
Buildings, Improvements and Acquisition Fees	1,361,281
Cost Capitalized Subsequent to Acquisition Improvements	36,880
Cost Capitalized Subsequent to Acquisition Carrying Costs	30,504
Gross Amount at Which Carried at Close of Period Land	976,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,428,665
Gross Amount at Which Carried at Close of Period Total	2,405,468
Accumulated Depreciation	293,410
Date of Construction	10/23/2006
Date Acquired	6/19/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Austin2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austin
Location	TX
Initial Cost [Abstract]
Land	699,395
Buildings, Improvements and Acquisition Fees	1,167,223
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	33,872
Gross Amount at Which Carried at Close of Period Land	699,395
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,201,095
Gross Amount at Which Carried at Close of Period Total	1,900,490
Accumulated Depreciation	283,312
Date of Construction	2/15/2006
Date Acquired	9/15/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Houston1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	1,096,376
Buildings, Improvements and Acquisition Fees	2,300,690
Cost Capitalized Subsequent to Acquisition Improvements	235,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	102,443
Gross Amount at Which Carried at Close of Period Land	1,096,376
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,638,633
Gross Amount at Which Carried at Close of Period Total	3,735,009
Accumulated Depreciation	1,463,602
Date Acquired	9/5/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Mesquite [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	134,940
Buildings, Improvements and Acquisition Fees	625,612
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	134,940
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	625,612
Gross Amount at Which Carried at Close of Period Total	760,552
Accumulated Depreciation	625,612
Date Acquired	3/20/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	2,420,222
Buildings, Improvements and Acquisition Fees	769
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,420,222
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	769
Gross Amount at Which Carried at Close of Period Total	2,420,991
Accumulated Depreciation	292
Date of Construction	3/12/2003
Date Acquired	6/27/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | San Antonio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	690,443
Buildings, Improvements and Acquisition Fees	1,109,136
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	40,933
Gross Amount at Which Carried at Close of Period Land	690,443
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,150,069
Gross Amount at Which Carried at Close of Period Total	1,840,512
Accumulated Depreciation	279,829
Date of Construction	10/24/2005
Date Acquired	6/27/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | San Antonio1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	835,586
Buildings, Improvements and Acquisition Fees	1,227,220
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	45,378
Gross Amount at Which Carried at Close of Period Land	835,586
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,272,598
Gross Amount at Which Carried at Close of Period Total	2,108,184
Accumulated Depreciation	270,361
Date of Construction	9/14/2006
Date Acquired	5/9/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Bedford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bedford
Location	TX
Initial Cost [Abstract]
Land	919,303
Buildings, Improvements and Acquisition Fees	98,231
Cost Capitalized Subsequent to Acquisition Improvements	23,966
Cost Capitalized Subsequent to Acquisition Carrying Costs	95
Gross Amount at Which Carried at Close of Period Land	919,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	122,292
Gross Amount at Which Carried at Close of Period Total	1,041,595
Accumulated Depreciation	98,407
Date Acquired	12/27/1994
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Cedar Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Park
Location	TX
Initial Cost [Abstract]
Land	634,489
Buildings, Improvements and Acquisition Fees	1,472,504
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	28,762
Gross Amount at Which Carried at Close of Period Land	634,489
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,501,266
Gross Amount at Which Carried at Close of Period Total	2,135,755
Accumulated Depreciation	333,018
Date of Construction	6/19/2006
Date Acquired	1/13/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Mesquite1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	729,596
Buildings, Improvements and Acquisition Fees	120,820
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	729,596
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	120,820
Gross Amount at Which Carried at Close of Period Total	850,416
Accumulated Depreciation	120,820
Date Acquired	12/23/1994
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | San Antonio2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Antonio
Location	TX
Initial Cost [Abstract]
Land	835,431
Buildings, Improvements and Acquisition Fees	1,185,257
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	49,931
Gross Amount at Which Carried at Close of Period Land	835,431
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,235,188
Gross Amount at Which Carried at Close of Period Total	2,070,619
Accumulated Depreciation	298,223
Date of Construction	12/2/2005
Date Acquired	6/24/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Hillsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hillsboro
Location	TX
Initial Cost [Abstract]
Land	75,992
Buildings, Improvements and Acquisition Fees	352,316
Cost Capitalized Subsequent to Acquisition Improvements	78,212
Cost Capitalized Subsequent to Acquisition Carrying Costs	14,563
Gross Amount at Which Carried at Close of Period Land	75,992
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,091
Gross Amount at Which Carried at Close of Period Total	521,083
Accumulated Depreciation	382,478
Date Acquired	8/1/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Amarillo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Amarillo
Location	TX
Initial Cost [Abstract]
Land	763,283
Buildings, Improvements and Acquisition Fees	1,995,460
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	763,283
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,995,460
Gross Amount at Which Carried at Close of Period Total	2,758,743
Accumulated Depreciation	247,706
Date of Construction	9/12/2008
Date Acquired	3/3/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Crockett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crockett
Location	TX
Initial Cost [Abstract]
Land	90,780
Buildings, Improvements and Acquisition Fees	420,880
Cost Capitalized Subsequent to Acquisition Improvements	22,638
Cost Capitalized Subsequent to Acquisition Carrying Costs	1,971
Gross Amount at Which Carried at Close of Period Land	90,780
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,489
Gross Amount at Which Carried at Close of Period Total	536,269
Accumulated Depreciation	429,188
Date Acquired	12/17/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | El Campo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Campo
Location	TX
Initial Cost [Abstract]
Land	98,060
Buildings, Improvements and Acquisition Fees	454,631
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	98,060
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	454,631
Gross Amount at Which Carried at Close of Period Total	552,691
Accumulated Depreciation	454,631
Date Acquired	11/25/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Georgetown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Georgetown
Location	TX
Initial Cost [Abstract]
Land	870,981
Buildings, Improvements and Acquisition Fees	1,177,824
Cost Capitalized Subsequent to Acquisition Improvements	168,185
Cost Capitalized Subsequent to Acquisition Carrying Costs	34,110
Gross Amount at Which Carried at Close of Period Land	870,981
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,380,119
Gross Amount at Which Carried at Close of Period Total	2,251,100
Accumulated Depreciation	300,689
Date of Construction	6/2/2006
Date Acquired	1/13/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Harker Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harker Heights
Location	TX
Initial Cost [Abstract]
Land	943,812
Buildings, Improvements and Acquisition Fees	1,897,644
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	943,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,897,644
Gross Amount at Which Carried at Close of Period Total	2,841,456
Accumulated Depreciation	241,938
Date of Construction	8/28/2008
Date Acquired	3/20/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Irving [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Irving
Location	TX
Initial Cost [Abstract]
Land	1,500,411
Buildings, Improvements and Acquisition Fees	2,156
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,500,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,156
Gross Amount at Which Carried at Close of Period Total	1,502,567
Accumulated Depreciation	765
Date Acquired	2/5/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Killeen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Killeen
Location	TX
Initial Cost [Abstract]
Land	1,327,348
Buildings, Improvements and Acquisition Fees	2,467,204
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,327,348
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,467,204
Gross Amount at Which Carried at Close of Period Total	3,794,552
Accumulated Depreciation	505,776
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Live Oak [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Live Oak
Location	TX
Initial Cost [Abstract]
Land	727,956
Buildings, Improvements and Acquisition Fees	1,214,835
Cost Capitalized Subsequent to Acquisition Improvements	181,920
Cost Capitalized Subsequent to Acquisition Carrying Costs	33,148
Gross Amount at Which Carried at Close of Period Land	727,956
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,429,903
Gross Amount at Which Carried at Close of Period Total	2,157,859
Accumulated Depreciation	344,855
Date of Construction	9/27/2005
Date Acquired	6/1/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Longview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Longview
Location	TX
Initial Cost [Abstract]
Land	1,231,857
Buildings, Improvements and Acquisition Fees	2,289,864
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,231,857
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,289,864
Gross Amount at Which Carried at Close of Period Total	3,521,721
Accumulated Depreciation	469,421
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Lufkin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lufkin
Location	TX
Initial Cost [Abstract]
Land	105,904
Buildings, Improvements and Acquisition Fees	490,998
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	105,904
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	490,998
Gross Amount at Which Carried at Close of Period Total	596,902
Accumulated Depreciation	490,998
Date Acquired	10/8/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Mesquite2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesquite
Location	TX
Initial Cost [Abstract]
Land	984,909
Buildings, Improvements and Acquisition Fees	1,831,268
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	20,312
Gross Amount at Which Carried at Close of Period Land	984,909
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,851,580
Gross Amount at Which Carried at Close of Period Total	2,836,489
Accumulated Depreciation	375,774
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Mexia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mexia
Location	TX
Initial Cost [Abstract]
Land	93,620
Buildings, Improvements and Acquisition Fees	434,046
Cost Capitalized Subsequent to Acquisition Improvements	50,273
Cost Capitalized Subsequent to Acquisition Carrying Costs	11,861
Gross Amount at Which Carried at Close of Period Land	93,620
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	496,180
Gross Amount at Which Carried at Close of Period Total	589,800
Accumulated Depreciation	437,776
Date Acquired	12/18/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | New Braunfels [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Braunfels
Location	TX
Initial Cost [Abstract]
Land	860,262
Buildings, Improvements and Acquisition Fees	1,169,016
Cost Capitalized Subsequent to Acquisition Improvements	250,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	56,862
Gross Amount at Which Carried at Close of Period Land	860,262
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,475,878
Gross Amount at Which Carried at Close of Period Total	2,336,140
Accumulated Depreciation	345,975
Date of Construction	2/14/2006
Date Acquired	10/12/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Palestine [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palestine
Location	TX
Initial Cost [Abstract]
Land	825,066
Buildings, Improvements and Acquisition Fees	1,534,394
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	825,066
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,534,394
Gross Amount at Which Carried at Close of Period Total	2,359,460
Accumulated Depreciation	314,550
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Temple [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Temple
Location	TX
Initial Cost [Abstract]
Land	797,574
Buildings, Improvements and Acquisition Fees	1,193,813
Cost Capitalized Subsequent to Acquisition Improvements	1,350
Cost Capitalized Subsequent to Acquisition Carrying Costs	19,714
Gross Amount at Which Carried at Close of Period Land	797,574
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,214,877
Gross Amount at Which Carried at Close of Period Total	2,012,451
Accumulated Depreciation	264,336
Date of Construction	9/14/2006
Date Acquired	4/7/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Waxahachie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waxahachie
Location	TX
Initial Cost [Abstract]
Land	1,035,794
Buildings, Improvements and Acquisition Fees	1,925,746
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	83
Gross Amount at Which Carried at Close of Period Land	1,035,794
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,925,829
Gross Amount at Which Carried at Close of Period Total	2,961,623
Accumulated Depreciation	394,779
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TX [Member] | Waxahachie1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waxahachie
Location	TX
Initial Cost [Abstract]
Land	326,935
Buildings, Improvements and Acquisition Fees	726,137
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,433
Gross Amount at Which Carried at Close of Period Land	326,935
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	734,570
Gross Amount at Which Carried at Close of Period Total	1,061,505
Accumulated Depreciation	705,242
Date Acquired	12/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CO [Member] | Denver [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Denver
Location	CO
Initial Cost [Abstract]
Land	540,250
Buildings, Improvements and Acquisition Fees	1,132,450
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,132,450
Gross Amount at Which Carried at Close of Period Total	1,672,700
Accumulated Depreciation	316,521
Date of Construction	7/29/2004
Date Acquired	3/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CO [Member] | Parker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parker
Location	CO
Initial Cost [Abstract]
Land	778,054
Buildings, Improvements and Acquisition Fees	1,148,443
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,550
Gross Amount at Which Carried at Close of Period Land	778,054
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,161,993
Gross Amount at Which Carried at Close of Period Total	1,940,047
Accumulated Depreciation	301,431
Date of Construction	6/10/2005
Date Acquired	2/23/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | CO [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	CO
Initial Cost [Abstract]
Land	1,606,511
Buildings, Improvements and Acquisition Fees	5,865
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,606,511
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,865
Gross Amount at Which Carried at Close of Period Total	1,612,376
Accumulated Depreciation	1,731
Date of Construction	7/26/2006
Date Acquired	12/31/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	GA
Initial Cost [Abstract]
Land	952,660
Buildings, Improvements and Acquisition Fees	1,770,931
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	952,660
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,770,931
Gross Amount at Which Carried at Close of Period Total	2,723,591
Accumulated Depreciation	363,040
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Norcross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	827,707
Buildings, Improvements and Acquisition Fees	1,538,875
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,707
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,538,875
Gross Amount at Which Carried at Close of Period Total	2,366,582
Accumulated Depreciation	315,468
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Snellville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Snellville
Location	GA
Initial Cost [Abstract]
Land	710,600
Buildings, Improvements and Acquisition Fees	1,321,389
Cost Capitalized Subsequent to Acquisition Improvements	64,999
Cost Capitalized Subsequent to Acquisition Carrying Costs	882
Gross Amount at Which Carried at Close of Period Land	710,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,387,270
Gross Amount at Which Carried at Close of Period Total	2,097,870
Accumulated Depreciation	284,723
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Lithonia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lithonia
Location	GA
Initial Cost [Abstract]
Land	89,220
Buildings, Improvements and Acquisition Fees	413,647
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	89,220
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,647
Gross Amount at Which Carried at Close of Period Total	502,867
Accumulated Depreciation	413,647
Date Acquired	1/4/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Stone Mountain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stone Mountain
Location	GA
Initial Cost [Abstract]
Land	215,940
Buildings, Improvements and Acquisition Fees	1,001,188
Cost Capitalized Subsequent to Acquisition Improvements	51,876
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	215,940
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,053,064
Gross Amount at Which Carried at Close of Period Total	1,269,004
Accumulated Depreciation	1,053,064
Date Acquired	10/30/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Augusta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	827,895
Buildings, Improvements and Acquisition Fees	1,539,237
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,895
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,539,237
Gross Amount at Which Carried at Close of Period Total	2,367,132
Accumulated Depreciation	315,542
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Americus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Americus
Location	GA
Initial Cost [Abstract]
Land	709,624
Buildings, Improvements and Acquisition Fees	1,319,578
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	709,624
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,319,602
Gross Amount at Which Carried at Close of Period Total	2,029,226
Accumulated Depreciation	270,515
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Lagrange [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lagrange
Location	GA
Initial Cost [Abstract]
Land	853,599
Buildings, Improvements and Acquisition Fees	1,586,959
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	853,599
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,586,959
Gross Amount at Which Carried at Close of Period Total	2,440,558
Accumulated Depreciation	325,325
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Savannah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Savannah
Location	GA
Initial Cost [Abstract]
Land	719,188
Buildings, Improvements and Acquisition Fees	1,337,352
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	719,188
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,337,352
Gross Amount at Which Carried at Close of Period Total	2,056,540
Accumulated Depreciation	274,156
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Statesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Statesboro
Location	GA
Initial Cost [Abstract]
Land	926,462
Buildings, Improvements and Acquisition Fees	1,722,290
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	926,462
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,722,290
Gross Amount at Which Carried at Close of Period Total	2,648,752
Accumulated Depreciation	353,068
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Thomasville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Thomasville
Location	GA
Initial Cost [Abstract]
Land	894,504
Buildings, Improvements and Acquisition Fees	1,662,939
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	894,504
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,662,939
Gross Amount at Which Carried at Close of Period Total	2,557,443
Accumulated Depreciation	340,901
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Valdosta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Valdosta
Location	GA
Initial Cost [Abstract]
Land	901,658
Buildings, Improvements and Acquisition Fees	1,676,225
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	901,658
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,676,225
Gross Amount at Which Carried at Close of Period Total	2,577,883
Accumulated Depreciation	343,625
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Warner Robins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warner Robins
Location	GA
Initial Cost [Abstract]
Land	896,841
Buildings, Improvements and Acquisition Fees	1,667,267
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	896,841
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,667,267
Gross Amount at Which Carried at Close of Period Total	2,564,108
Accumulated Depreciation	341,788
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | GA [Member] | Waycross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waycross
Location	GA
Initial Cost [Abstract]
Land	956,765
Buildings, Improvements and Acquisition Fees	1,778,566
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	956,765
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,778,566
Gross Amount at Which Carried at Close of Period Total	2,735,331
Accumulated Depreciation	364,605
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MN [Member] | Roseville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roseville
Location	MN
Initial Cost [Abstract]
Land	281,600
Buildings, Improvements and Acquisition Fees	1,305,560
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,600
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,305,560
Gross Amount at Which Carried at Close of Period Total	1,587,160
Accumulated Depreciation	1,305,560
Date Acquired	12/18/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	MS
Initial Cost [Abstract]
Land	720,310
Buildings, Improvements and Acquisition Fees	1,339,963
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	720,310
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,339,963
Gross Amount at Which Carried at Close of Period Total	2,060,273
Accumulated Depreciation	274,691
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Corinth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Corinth
Location	MS
Initial Cost [Abstract]
Land	867,086
Buildings, Improvements and Acquisition Fees	1,612,029
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	867,086
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,612,029
Gross Amount at Which Carried at Close of Period Total	2,479,115
Accumulated Depreciation	330,465
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Meridian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	2,481,172
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,481,172
Gross Amount at Which Carried at Close of Period Total	2,481,172
Accumulated Depreciation	501,408
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Laurel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Laurel
Location	MS
Initial Cost [Abstract]
Land	778,938
Buildings, Improvements and Acquisition Fees	1,448,844
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	778,938
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,448,844
Gross Amount at Which Carried at Close of Period Total	2,227,782
Accumulated Depreciation	297,012
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Hattiesburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hattiesburg
Location	MS
Initial Cost [Abstract]
Land	856,070
Buildings, Improvements and Acquisition Fees	1,592,088
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	856,070
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,592,088
Gross Amount at Which Carried at Close of Period Total	2,448,158
Accumulated Depreciation	326,377
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MS [Member] | Vicksburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vicksburg
Location	MS
Initial Cost [Abstract]
Land	698,189
Buildings, Improvements and Acquisition Fees	1,298,881
Cost Capitalized Subsequent to Acquisition Improvements	68,650
Cost Capitalized Subsequent to Acquisition Carrying Costs	17,663
Gross Amount at Which Carried at Close of Period Land	698,189
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,385,194
Gross Amount at Which Carried at Close of Period Total	2,083,383
Accumulated Depreciation	287,529
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Asheville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Asheville
Location	NC
Initial Cost [Abstract]
Land	838,421
Buildings, Improvements and Acquisition Fees	1,558,792
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	838,421
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,558,792
Gross Amount at Which Carried at Close of Period Total	2,397,213
Accumulated Depreciation	319,551
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Salisbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salisbury
Location	NC
Initial Cost [Abstract]
Land	777,412
Buildings, Improvements and Acquisition Fees	1,445,863
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	777,412
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,445,863
Gross Amount at Which Carried at Close of Period Total	2,223,275
Accumulated Depreciation	296,401
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Kernersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kernersville
Location	NC
Initial Cost [Abstract]
Land	836,896
Buildings, Improvements and Acquisition Fees	1,556,334
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,380
Gross Amount at Which Carried at Close of Period Land	836,896
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,562,714
Gross Amount at Which Carried at Close of Period Total	2,399,610
Accumulated Depreciation	319,434
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Goldsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Goldsboro
Location	NC
Initial Cost [Abstract]
Land	811,502
Buildings, Improvements and Acquisition Fees	1,509,029
Cost Capitalized Subsequent to Acquisition Improvements	71,629
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,442
Gross Amount at Which Carried at Close of Period Land	811,502
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,597,100
Gross Amount at Which Carried at Close of Period Total	2,408,602
Accumulated Depreciation	322,183
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Albemarle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albemarle
Location	NC
Initial Cost [Abstract]
Land	721,392
Buildings, Improvements and Acquisition Fees	1,341,825
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	223
Gross Amount at Which Carried at Close of Period Land	721,392
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,342,048
Gross Amount at Which Carried at Close of Period Total	2,063,440
Accumulated Depreciation	275,240
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Forest City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Forest City
Location	NC
Initial Cost [Abstract]
Land	872,424
Buildings, Improvements and Acquisition Fees	1,621,940
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	872,424
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,621,940
Gross Amount at Which Carried at Close of Period Total	2,494,364
Accumulated Depreciation	332,496
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Roanoke Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roanoke Rapids
Location	NC
Initial Cost [Abstract]
Land	834,223
Buildings, Improvements and Acquisition Fees	1,551,226
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	834,223
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,551,413
Gross Amount at Which Carried at Close of Period Total	2,385,636
Accumulated Depreciation	318,066
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NC [Member] | Sylva [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sylva
Location	NC
Initial Cost [Abstract]
Land	919,724
Buildings, Improvements and Acquisition Fees	1,709,783
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	919,724
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,709,783
Gross Amount at Which Carried at Close of Period Total	2,629,507
Accumulated Depreciation	350,504
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Newport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newport
Location	TN
Initial Cost [Abstract]
Land	640,841
Buildings, Improvements and Acquisition Fees	1,191,858
Cost Capitalized Subsequent to Acquisition Improvements	15,271
Cost Capitalized Subsequent to Acquisition Carrying Costs	20,171
Gross Amount at Which Carried at Close of Period Land	640,841
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,227,300
Gross Amount at Which Carried at Close of Period Total	1,868,141
Accumulated Depreciation	256,042
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Johnson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Johnson City
Location	TN
Initial Cost [Abstract]
Land	881,225
Buildings, Improvements and Acquisition Fees	1,638,285
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	881,225
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,638,285
Gross Amount at Which Carried at Close of Period Total	2,519,510
Accumulated Depreciation	335,847
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	405,274
Buildings, Improvements and Acquisition Fees	1,060,680
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	405,274
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,060,680
Gross Amount at Which Carried at Close of Period Total	1,465,954
Accumulated Depreciation	698,281
Date of Construction	6/30/1995
Date Acquired	3/17/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Memphis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	871,951
Buildings, Improvements and Acquisition Fees	1,621,017
Cost Capitalized Subsequent to Acquisition Improvements	66,136
Cost Capitalized Subsequent to Acquisition Carrying Costs	22,161
Gross Amount at Which Carried at Close of Period Land	871,951
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,709,314
Gross Amount at Which Carried at Close of Period Total	2,581,265
Accumulated Depreciation	352,777
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Chattanooga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	827,594
Buildings, Improvements and Acquisition Fees	1,538,633
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,594
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,538,633
Gross Amount at Which Carried at Close of Period Total	2,366,227
Accumulated Depreciation	315,419
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Chattanooga1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	933,003
Buildings, Improvements and Acquisition Fees	1,734,392
Cost Capitalized Subsequent to Acquisition Improvements	158,902
Cost Capitalized Subsequent to Acquisition Carrying Costs	19,980
Gross Amount at Which Carried at Close of Period Land	933,003
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,913,274
Gross Amount at Which Carried at Close of Period Total	2,846,277
Accumulated Depreciation	373,170
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Kingsport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kingsport
Location	TN
Initial Cost [Abstract]
Land	786,332
Buildings, Improvements and Acquisition Fees	1,462,055
Cost Capitalized Subsequent to Acquisition Improvements	107,280
Cost Capitalized Subsequent to Acquisition Carrying Costs	10,878
Gross Amount at Which Carried at Close of Period Land	786,332
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,580,213
Gross Amount at Which Carried at Close of Period Total	2,366,545
Accumulated Depreciation	321,397
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Dyersburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dyersburg
Location	TN
Initial Cost [Abstract]
Land	695,135
Buildings, Improvements and Acquisition Fees	1,292,644
Cost Capitalized Subsequent to Acquisition Improvements	90,256
Cost Capitalized Subsequent to Acquisition Carrying Costs	25,739
Gross Amount at Which Carried at Close of Period Land	695,135
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,408,639
Gross Amount at Which Carried at Close of Period Total	2,103,774
Accumulated Depreciation	301,754
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | Greeneville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greeneville
Location	TN
Initial Cost [Abstract]
Land	936,669
Buildings, Improvements and Acquisition Fees	1,741,253
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	936,669
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,741,253
Gross Amount at Which Carried at Close of Period Total	2,677,922
Accumulated Depreciation	356,956
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | TN [Member] | McMinnville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	McMinnville
Location	TN
Initial Cost [Abstract]
Land	703,355
Buildings, Improvements and Acquisition Fees	1,307,903
Cost Capitalized Subsequent to Acquisition Improvements	8,476
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,045
Gross Amount at Which Carried at Close of Period Land	703,355
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,322,424
Gross Amount at Which Carried at Close of Period Total	2,025,779
Accumulated Depreciation	274,505
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | UT [Member] | Sandy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandy
Location	UT
Initial Cost [Abstract]
Land	635,945
Buildings, Improvements and Acquisition Fees	884,792
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	286
Gross Amount at Which Carried at Close of Period Land	635,945
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	885,078
Gross Amount at Which Carried at Close of Period Total	1,521,023
Accumulated Depreciation	567,939
Date Acquired	12/22/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huntsville
Location	AL
Initial Cost [Abstract]
Land	811,599
Buildings, Improvements and Acquisition Fees	1,508,927
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	811,599
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,508,927
Gross Amount at Which Carried at Close of Period Total	2,320,526
Accumulated Depreciation	309,329
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Huntsville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huntsville
Location	AL
Initial Cost [Abstract]
Land	826,840
Buildings, Improvements and Acquisition Fees	1,537,233
Cost Capitalized Subsequent to Acquisition Improvements	2,855
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	826,840
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,540,112
Gross Amount at Which Carried at Close of Period Total	2,366,952
Accumulated Depreciation	315,146
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Boaz [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Boaz
Location	AL
Initial Cost [Abstract]
Land	829,001
Buildings, Improvements and Acquisition Fees	1,541,245
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	829,001
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,541,245
Gross Amount at Which Carried at Close of Period Total	2,370,246
Accumulated Depreciation	315,954
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Enterprise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Enterprise
Location	AL
Initial Cost [Abstract]
Land	840,946
Buildings, Improvements and Acquisition Fees	1,563,474
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,946
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,563,474
Gross Amount at Which Carried at Close of Period Total	2,404,420
Accumulated Depreciation	320,511
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Fort Payne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Payne
Location	AL
Initial Cost [Abstract]
Land	814,113
Buildings, Improvements and Acquisition Fees	1,513,596
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	814,113
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,513,596
Gross Amount at Which Carried at Close of Period Total	2,327,709
Accumulated Depreciation	310,286
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Gadsden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gadsden
Location	AL
Initial Cost [Abstract]
Land	851,124
Buildings, Improvements and Acquisition Fees	1,582,332
Cost Capitalized Subsequent to Acquisition Improvements	5,209
Cost Capitalized Subsequent to Acquisition Carrying Costs	108
Gross Amount at Which Carried at Close of Period Land	851,124
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,587,649
Gross Amount at Which Carried at Close of Period Total	2,438,773
Accumulated Depreciation	324,413
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AL [Member] | Sylacauga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sylacauga
Location	AL
Initial Cost [Abstract]
Land	801,413
Buildings, Improvements and Acquisition Fees	1,490,012
Cost Capitalized Subsequent to Acquisition Improvements	19,613
Cost Capitalized Subsequent to Acquisition Carrying Costs	108
Gross Amount at Which Carried at Close of Period Land	801,413
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,509,733
Gross Amount at Which Carried at Close of Period Total	2,311,146
Accumulated Depreciation	311,626
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IA [Member] | Cedar Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Rapids
Location	IA
Initial Cost [Abstract]
Land	822,331
Buildings, Improvements and Acquisition Fees	1,528,939
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	822,331
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,528,939
Gross Amount at Which Carried at Close of Period Total	2,351,270
Accumulated Depreciation	313,431
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IA [Member] | Altoona [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Altoona
Location	IA
Initial Cost [Abstract]
Land	654,179
Buildings, Improvements and Acquisition Fees	1,285,639
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	654,179
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,285,639
Gross Amount at Which Carried at Close of Period Total	1,939,818
Accumulated Depreciation	329,495
Date of Construction	6/11/2005
Date Acquired	12/30/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IA [Member] | Ankeny [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ankeny
Location	IA
Initial Cost [Abstract]
Land	100,000
Buildings, Improvements and Acquisition Fees	349,218
Cost Capitalized Subsequent to Acquisition Improvements	25,075
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	100,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	374,293
Gross Amount at Which Carried at Close of Period Total	474,293
Accumulated Depreciation	370,532
Date Acquired	7/28/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Restaurants - casual dining [Member] | IA [Member] | Burlington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Burlington
Location	IA
Initial Cost [Abstract]
Land	653,057
Buildings, Improvements and Acquisition Fees	1,214,571
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	284
Gross Amount at Which Carried at Close of Period Land	653,057
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,214,855
Gross Amount at Which Carried at Close of Period Total	1,867,912
Accumulated Depreciation	249,194
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IA [Member] | Clive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clive
Location	IA
Initial Cost [Abstract]
Land	840,697
Buildings, Improvements and Acquisition Fees	1,563,046
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,697
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,563,046
Gross Amount at Which Carried at Close of Period Total	2,403,743
Accumulated Depreciation	320,423
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | ID [Member] | Nampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nampa
Location	ID
Initial Cost [Abstract]
Land	74,156
Buildings, Improvements and Acquisition Fees	343,820
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	127
Gross Amount at Which Carried at Close of Period Land	74,156
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	343,947
Gross Amount at Which Carried at Close of Period Total	418,103
Accumulated Depreciation	343,945
Date Acquired	12/31/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Peoria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peoria
Location	IL
Initial Cost [Abstract]
Land	662,460
Buildings, Improvements and Acquisition Fees	1,060,577
Cost Capitalized Subsequent to Acquisition Improvements	14,651
Cost Capitalized Subsequent to Acquisition Carrying Costs	24,139
Gross Amount at Which Carried at Close of Period Land	662,460
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,099,367
Gross Amount at Which Carried at Close of Period Total	1,761,827
Accumulated Depreciation	303,288
Date of Construction	10/13/2004
Date Acquired	6/15/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	IL
Initial Cost [Abstract]
Land	831,323
Buildings, Improvements and Acquisition Fees	1,545,566
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	831,323
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,545,566
Gross Amount at Which Carried at Close of Period Total	2,376,889
Accumulated Depreciation	316,840
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	IL
Initial Cost [Abstract]
Land	846,830
Buildings, Improvements and Acquisition Fees	1,574,436
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	846,830
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,574,436
Gross Amount at Which Carried at Close of Period Total	2,421,266
Accumulated Depreciation	322,758
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Oswego [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oswego
Location	IL
Initial Cost [Abstract]
Land	953,394
Buildings, Improvements and Acquisition Fees	1,208,677
Cost Capitalized Subsequent to Acquisition Improvements	1,988
Cost Capitalized Subsequent to Acquisition Carrying Costs	32,452
Gross Amount at Which Carried at Close of Period Land	953,394
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,243,117
Gross Amount at Which Carried at Close of Period Total	2,196,511
Accumulated Depreciation	300,900
Date of Construction	6/15/2005
Date Acquired	6/24/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Waukegan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waukegan
Location	IL
Initial Cost [Abstract]
Land	1,330,000
Buildings, Improvements and Acquisition Fees	2,470,909
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,470,909
Gross Amount at Which Carried at Close of Period Total	3,800,909
Accumulated Depreciation	399,463
Date Acquired	12/21/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Alton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alton
Location	IL
Initial Cost [Abstract]
Land	225,785
Buildings, Improvements and Acquisition Fees	419,315
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,785
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	419,315
Gross Amount at Which Carried at Close of Period Total	645,100
Accumulated Depreciation	387,892
Date Acquired	10/18/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Champaign [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Champaign
Location	IL
Initial Cost [Abstract]
Land	805,888
Buildings, Improvements and Acquisition Fees	1,498,402
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	400
Gross Amount at Which Carried at Close of Period Land	805,888
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,498,802
Gross Amount at Which Carried at Close of Period Total	2,304,690
Accumulated Depreciation	307,412
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Effingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Effingham
Location	IL
Initial Cost [Abstract]
Land	783,528
Buildings, Improvements and Acquisition Fees	1,456,874
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	783,528
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,456,874
Gross Amount at Which Carried at Close of Period Total	2,240,402
Accumulated Depreciation	298,658
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Moline [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moline
Location	IL
Initial Cost [Abstract]
Land	781,044
Buildings, Improvements and Acquisition Fees	1,452,262
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	781,044
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,452,262
Gross Amount at Which Carried at Close of Period Total	2,233,306
Accumulated Depreciation	297,713
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Mt Vernon1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt Vernon
Location	IL
Initial Cost [Abstract]
Land	883,110
Buildings, Improvements and Acquisition Fees	1,641,741
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	883,110
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,641,741
Gross Amount at Which Carried at Close of Period Total	2,524,851
Accumulated Depreciation	336,556
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IL [Member] | Swansea [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Swansea
Location	IL
Initial Cost [Abstract]
Land	890,625
Buildings, Improvements and Acquisition Fees	1,655,743
Cost Capitalized Subsequent to Acquisition Improvements	94,462
Cost Capitalized Subsequent to Acquisition Carrying Costs	11,230
Gross Amount at Which Carried at Close of Period Land	890,625
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,761,435
Gross Amount at Which Carried at Close of Period Total	2,652,060
Accumulated Depreciation	357,346
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IN [Member] | Anderson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anderson
Location	IN
Initial Cost [Abstract]
Land	831,077
Buildings, Improvements and Acquisition Fees	1,545,131
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	831,077
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,545,131
Gross Amount at Which Carried at Close of Period Total	2,376,208
Accumulated Depreciation	316,751
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IN [Member] | Michigan City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Michigan City
Location	IN
Initial Cost [Abstract]
Land	840,998
Buildings, Improvements and Acquisition Fees	1,563,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,998
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,563,545
Gross Amount at Which Carried at Close of Period Total	2,404,543
Accumulated Depreciation	320,526
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IN [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	IN
Initial Cost [Abstract]
Land	685,194
Buildings, Improvements and Acquisition Fees	1,274,206
Cost Capitalized Subsequent to Acquisition Improvements	11,792
Cost Capitalized Subsequent to Acquisition Carrying Costs	9,608
Gross Amount at Which Carried at Close of Period Land	685,194
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,295,606
Gross Amount at Which Carried at Close of Period Total	1,980,800
Accumulated Depreciation	261,587
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IN [Member] | Elkhart [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elkhart
Location	IN
Initial Cost [Abstract]
Land	835,890
Buildings, Improvements and Acquisition Fees	1,554,487
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	835,890
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,554,487
Gross Amount at Which Carried at Close of Period Total	2,390,377
Accumulated Depreciation	318,654
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | IN [Member] | Terre Haute [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Terre Haute
Location	IN
Initial Cost [Abstract]
Land	767,189
Buildings, Improvements and Acquisition Fees	1,426,532
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	767,189
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,426,532
Gross Amount at Which Carried at Close of Period Total	2,193,721
Accumulated Depreciation	292,438
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KS [Member] | Shawnee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shawnee
Location	KS
Initial Cost [Abstract]
Land	953,916
Buildings, Improvements and Acquisition Fees	1,773,245
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	953,916
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,773,245
Gross Amount at Which Carried at Close of Period Total	2,727,161
Accumulated Depreciation	363,514
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KS [Member] | Wichita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	787,377
Buildings, Improvements and Acquisition Fees	1,463,936
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	787,377
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,463,936
Gross Amount at Which Carried at Close of Period Total	2,251,313
Accumulated Depreciation	300,106
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KS [Member] | El Dorado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Dorado
Location	KS
Initial Cost [Abstract]
Land	87,400
Buildings, Improvements and Acquisition Fees	405,206
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	87,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	405,206
Gross Amount at Which Carried at Close of Period Total	492,606
Accumulated Depreciation	405,206
Date Acquired	4/10/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KS [Member] | Derby [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Derby
Location	KS
Initial Cost [Abstract]
Land	96,060
Buildings, Improvements and Acquisition Fees	445,359
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	196
Gross Amount at Which Carried at Close of Period Land	96,060
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,555
Gross Amount at Which Carried at Close of Period Total	541,615
Accumulated Depreciation	445,416
Date Acquired	10/29/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Lansing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lansing
Location	MI
Initial Cost [Abstract]
Land	873,536
Buildings, Improvements and Acquisition Fees	1,623,973
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	873,536
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,623,973
Gross Amount at Which Carried at Close of Period Total	2,497,509
Accumulated Depreciation	332,913
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Flint [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flint
Location	MI
Initial Cost [Abstract]
Land	827,853
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	827,853
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	827,853
Accumulated Depreciation	0
Date Acquired	4/13/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Saginaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Saginaw
Location	MI
Initial Cost [Abstract]
Land	766,531
Buildings, Improvements and Acquisition Fees	1,425,263
Cost Capitalized Subsequent to Acquisition Improvements	2,030
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	766,531
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,427,293
Gross Amount at Which Carried at Close of Period Total	2,193,824
Accumulated Depreciation	292,203
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Comstock Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Comstock Park
Location	MI
Initial Cost [Abstract]
Land	810,477
Buildings, Improvements and Acquisition Fees	1,506,864
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	810,477
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,506,864
Gross Amount at Which Carried at Close of Period Total	2,317,341
Accumulated Depreciation	308,906
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Flint1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flint
Location	MI
Initial Cost [Abstract]
Land	885,144
Buildings, Improvements and Acquisition Fees	1,645,531
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	885,144
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,645,665
Gross Amount at Which Carried at Close of Period Total	2,530,809
Accumulated Depreciation	337,373
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Taylor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Taylor
Location	MI
Initial Cost [Abstract]
Land	847,070
Buildings, Improvements and Acquisition Fees	1,574,821
Cost Capitalized Subsequent to Acquisition Improvements	2,030
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	847,070
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,576,875
Gross Amount at Which Carried at Close of Period Total	2,423,945
Accumulated Depreciation	322,865
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MI [Member] | Westland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westland
Location	MI
Initial Cost [Abstract]
Land	869,530
Buildings, Improvements and Acquisition Fees	1,616,568
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	869,530
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,616,702
Gross Amount at Which Carried at Close of Period Total	2,486,232
Accumulated Depreciation	331,436
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	592,716
Buildings, Improvements and Acquisition Fees	1,009,253
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	592,716
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,009,253
Gross Amount at Which Carried at Close of Period Total	1,601,969
Accumulated Depreciation	260,048
Date of Construction	5/5/2005
Date Acquired	12/21/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NE [Member] | Bellevue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bellevue
Location	NE
Initial Cost [Abstract]
Land	656,061
Buildings, Improvements and Acquisition Fees	1,004,384
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	656,061
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,004,384
Gross Amount at Which Carried at Close of Period Total	1,660,445
Accumulated Depreciation	247,301
Date of Construction	9/20/2005
Date Acquired	2/24/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NE [Member] | Papillion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Papillion
Location	NE
Initial Cost [Abstract]
Land	654,788
Buildings, Improvements and Acquisition Fees	908,685
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	654,788
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	908,685
Gross Amount at Which Carried at Close of Period Total	1,563,473
Accumulated Depreciation	238,477
Date of Construction	3/9/2005
Date Acquired	1/12/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	732,059
Buildings, Improvements and Acquisition Fees	1,036,922
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	732,059
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,036,922
Gross Amount at Which Carried at Close of Period Total	1,768,981
Accumulated Depreciation	224,500
Date of Construction	6/21/2005
Date Acquired	1/19/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Troy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Troy
Location	OH
Initial Cost [Abstract]
Land	255,353
Buildings, Improvements and Acquisition Fees	476,973
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	255,353
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	476,973
Gross Amount at Which Carried at Close of Period Total	732,326
Accumulated Depreciation	83,453
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Akron [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	318,182
Buildings, Improvements and Acquisition Fees	593,654
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,182
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	593,654
Gross Amount at Which Carried at Close of Period Total	911,836
Accumulated Depreciation	103,872
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	OH
Initial Cost [Abstract]
Land	739,651
Buildings, Improvements and Acquisition Fees	1,375,358
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	739,651
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,375,358
Gross Amount at Which Carried at Close of Period Total	2,115,009
Accumulated Depreciation	281,947
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Mt. Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Vernon
Location	OH
Initial Cost [Abstract]
Land	147,212
Buildings, Improvements and Acquisition Fees	276,407
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,212
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	276,407
Gross Amount at Which Carried at Close of Period Total	423,619
Accumulated Depreciation	48,353
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Sandusky [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandusky
Location	OH
Initial Cost [Abstract]
Land	824,270
Buildings, Improvements and Acquisition Fees	1,532,494
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	824,270
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,532,494
Gross Amount at Which Carried at Close of Period Total	2,356,764
Accumulated Depreciation	314,160
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Stow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stow
Location	OH
Initial Cost [Abstract]
Land	317,546
Buildings, Improvements and Acquisition Fees	712,455
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	114
Gross Amount at Which Carried at Close of Period Land	317,546
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	712,569
Gross Amount at Which Carried at Close of Period Total	1,030,115
Accumulated Depreciation	684,116
Date Acquired	12/31/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Akron1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	318,182
Buildings, Improvements and Acquisition Fees	593,654
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,182
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	593,654
Gross Amount at Which Carried at Close of Period Total	911,836
Accumulated Depreciation	103,872
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Akron2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	723,347
Buildings, Improvements and Acquisition Fees	17
Cost Capitalized Subsequent to Acquisition Improvements	10,940
Cost Capitalized Subsequent to Acquisition Carrying Costs	44,667
Gross Amount at Which Carried at Close of Period Land	723,347
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	55,624
Gross Amount at Which Carried at Close of Period Total	778,971
Accumulated Depreciation	36,847
Date Acquired	12/22/1994
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Beavercreek111 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beavercreek
Location	OH
Initial Cost [Abstract]
Land	229,445
Buildings, Improvements and Acquisition Fees	428,857
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	229,445
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,857
Gross Amount at Which Carried at Close of Period Total	658,302
Accumulated Depreciation	75,033
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Defiance [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Defiance
Location	OH
Initial Cost [Abstract]
Land	71,273
Buildings, Improvements and Acquisition Fees	135,109
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	358
Gross Amount at Which Carried at Close of Period Land	71,273
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	135,467
Gross Amount at Which Carried at Close of Period Total	206,740
Accumulated Depreciation	23,810
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Elyria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elyria
Location	OH
Initial Cost [Abstract]
Land	79,545
Buildings, Improvements and Acquisition Fees	150,491
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	79,545
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	150,491
Gross Amount at Which Carried at Close of Period Total	230,036
Accumulated Depreciation	26,318
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Maumee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Maumee
Location	OH
Initial Cost [Abstract]
Land	296,970
Buildings, Improvements and Acquisition Fees	555,134
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	296,970
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	555,134
Gross Amount at Which Carried at Close of Period Total	852,104
Accumulated Depreciation	97,128
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Mt. Vernon11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Vernon
Location	OH
Initial Cost [Abstract]
Land	726,626
Buildings, Improvements and Acquisition Fees	1,351,151
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	399
Gross Amount at Which Carried at Close of Period Land	726,626
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,351,550
Gross Amount at Which Carried at Close of Period Total	2,078,176
Accumulated Depreciation	277,226
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | North Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Canton
Location	OH
Initial Cost [Abstract]
Land	487,879
Buildings, Improvements and Acquisition Fees	908,806
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	487,879
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	908,806
Gross Amount at Which Carried at Close of Period Total	1,396,685
Accumulated Depreciation	159,024
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Parma Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parma Heights
Location	OH
Initial Cost [Abstract]
Land	275,758
Buildings, Improvements and Acquisition Fees	514,866
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	275,758
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	514,866
Gross Amount at Which Carried at Close of Period Total	790,624
Accumulated Depreciation	90,084
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Sandusky1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sandusky
Location	OH
Initial Cost [Abstract]
Land	128,158
Buildings, Improvements and Acquisition Fees	240,761
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	128,158
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	240,761
Gross Amount at Which Carried at Close of Period Total	368,919
Accumulated Depreciation	42,116
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Vandalia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vandalia
Location	OH
Initial Cost [Abstract]
Land	145,833
Buildings, Improvements and Acquisition Fees	273,579
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,833
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	273,579
Gross Amount at Which Carried at Close of Period Total	419,412
Accumulated Depreciation	47,859
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Westlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westlake
Location	OH
Initial Cost [Abstract]
Land	169,697
Buildings, Improvements and Acquisition Fees	317,897
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	169,697
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	317,897
Gross Amount at Which Carried at Close of Period Total	487,594
Accumulated Depreciation	55,615
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OH [Member] | Wooster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wooster
Location	OH
Initial Cost [Abstract]
Land	763,642
Buildings, Improvements and Acquisition Fees	1,419,901
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	399
Gross Amount at Which Carried at Close of Period Land	763,642
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,420,300
Gross Amount at Which Carried at Close of Period Total	2,183,942
Accumulated Depreciation	291,319
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OR [Member] | Hermiston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hermiston
Location	OR
Initial Cost [Abstract]
Land	85,560
Buildings, Improvements and Acquisition Fees	396,675
Cost Capitalized Subsequent to Acquisition Improvements	18,088
Cost Capitalized Subsequent to Acquisition Carrying Costs	266
Gross Amount at Which Carried at Close of Period Land	85,560
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	415,029
Gross Amount at Which Carried at Close of Period Total	500,589
Accumulated Depreciation	406,003
Date Acquired	12/18/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OR [Member] | Lake Oswego [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake Oswego
Location	OR
Initial Cost [Abstract]
Land	175,899
Buildings, Improvements and Acquisition Fees	815,508
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	5
Gross Amount at Which Carried at Close of Period Land	175,899
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	815,513
Gross Amount at Which Carried at Close of Period Total	991,412
Accumulated Depreciation	815,510
Date Acquired	5/16/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Harrisburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Harrisburg
Location	PA
Initial Cost [Abstract]
Land	577,667
Buildings, Improvements and Acquisition Fees	1,075,635
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	577,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,075,635
Gross Amount at Which Carried at Close of Period Total	1,653,302
Accumulated Depreciation	188,219
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Lancaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	PA
Initial Cost [Abstract]
Land	170,304
Buildings, Improvements and Acquisition Fees	413,960
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,304
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,960
Gross Amount at Which Carried at Close of Period Total	584,264
Accumulated Depreciation	166,272
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	503,556
Buildings, Improvements and Acquisition Fees	937,999
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	503,556
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	937,999
Gross Amount at Which Carried at Close of Period Total	1,441,555
Accumulated Depreciation	164,133
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Lebanon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lebanon
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,292,172
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,292,172
Gross Amount at Which Carried at Close of Period Total	1,292,172
Accumulated Depreciation	262,881
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Gettysburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gettysburg
Location	PA
Initial Cost [Abstract]
Land	289,040
Buildings, Improvements and Acquisition Fees	809,676
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	289,040
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	809,676
Gross Amount at Which Carried at Close of Period Total	1,098,716
Accumulated Depreciation	325,218
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Feasterville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Feasterville
Location	PA
Initial Cost [Abstract]
Land	236,303
Buildings, Improvements and Acquisition Fees	441,673
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	236,303
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	441,673
Gross Amount at Which Carried at Close of Period Total	677,976
Accumulated Depreciation	77,276
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Gap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gap
Location	PA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,012,812
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,013,812
Gross Amount at Which Carried at Close of Period Total	1,013,812
Accumulated Depreciation	177,653
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Horsham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Horsham
Location	PA
Initial Cost [Abstract]
Land	554,361
Buildings, Improvements and Acquisition Fees	1,032,352
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	554,361
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,032,352
Gross Amount at Which Carried at Close of Period Total	1,586,713
Accumulated Depreciation	180,644
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Indiana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indiana
Location	PA
Initial Cost [Abstract]
Land	828,653
Buildings, Improvements and Acquisition Fees	1,540,630
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	439
Gross Amount at Which Carried at Close of Period Land	828,653
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,541,069
Gross Amount at Which Carried at Close of Period Total	2,369,722
Accumulated Depreciation	316,106
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | PA [Member] | Lancaster1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	PA
Initial Cost [Abstract]
Land	276,251
Buildings, Improvements and Acquisition Fees	460,784
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	276,251
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	460,784
Gross Amount at Which Carried at Close of Period Total	737,035
Accumulated Depreciation	185,080
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | WA [Member] | Tacoma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tacoma
Location	WA
Initial Cost [Abstract]
Land	198,857
Buildings, Improvements and Acquisition Fees	921,947
Cost Capitalized Subsequent to Acquisition Improvements	51,224
Cost Capitalized Subsequent to Acquisition Carrying Costs	122
Gross Amount at Which Carried at Close of Period Land	198,857
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	973,293
Gross Amount at Which Carried at Close of Period Total	1,172,150
Accumulated Depreciation	941,806
Date Acquired	5/29/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KY [Member] | Louisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	KY
Initial Cost [Abstract]
Land	821,990
Buildings, Improvements and Acquisition Fees	1,528,282
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	821,990
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,528,282
Gross Amount at Which Carried at Close of Period Total	2,350,272
Accumulated Depreciation	313,297
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KY [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	KY
Initial Cost [Abstract]
Land	913,770
Buildings, Improvements and Acquisition Fees	1,698,726
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	913,770
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,698,726
Gross Amount at Which Carried at Close of Period Total	2,612,496
Accumulated Depreciation	348,238
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KY [Member] | Hopkinsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hopkinsville
Location	KY
Initial Cost [Abstract]
Land	801,532
Buildings, Improvements and Acquisition Fees	1,490,241
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	801,532
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,490,241
Gross Amount at Which Carried at Close of Period Total	2,291,773
Accumulated Depreciation	305,498
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KY [Member] | Middlesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Middlesboro
Location	KY
Initial Cost [Abstract]
Land	859,709
Buildings, Improvements and Acquisition Fees	1,598,332
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	859,709
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,598,332
Gross Amount at Which Carried at Close of Period Total	2,458,041
Accumulated Depreciation	327,657
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | KY [Member] | Murray [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murray
Location	KY
Initial Cost [Abstract]
Land	831,246
Buildings, Improvements and Acquisition Fees	1,545,422
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	187
Gross Amount at Which Carried at Close of Period Land	831,246
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,545,609
Gross Amount at Which Carried at Close of Period Total	2,376,855
Accumulated Depreciation	316,877
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Hanover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hanover
Location	MA
Initial Cost [Abstract]
Land	397,203
Buildings, Improvements and Acquisition Fees	281,202
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	397,203
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	281,202
Gross Amount at Which Carried at Close of Period Total	678,405
Accumulated Depreciation	112,948
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Billerica [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Billerica
Location	MA
Initial Cost [Abstract]
Land	398,292
Buildings, Improvements and Acquisition Fees	740,107
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	398,292
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	740,424
Gross Amount at Which Carried at Close of Period Total	1,138,716
Accumulated Depreciation	122,124
Date Acquired	11/14/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Gardner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gardner
Location	MA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	828,564
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	828,564
Gross Amount at Which Carried at Close of Period Total	828,564
Accumulated Depreciation	220,663
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Hyannis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hyannis
Location	MA
Initial Cost [Abstract]
Land	687,917
Buildings, Improvements and Acquisition Fees	1,280,767
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	687,917
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,280,767
Gross Amount at Which Carried at Close of Period Total	1,968,684
Accumulated Depreciation	224,117
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	MA
Initial Cost [Abstract]
Land	230,030
Buildings, Improvements and Acquisition Fees	865,572
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,030
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	865,572
Gross Amount at Which Carried at Close of Period Total	1,095,602
Accumulated Depreciation	347,670
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Springfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	MA
Initial Cost [Abstract]
Land	227,207
Buildings, Improvements and Acquisition Fees	958,444
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	227,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	958,444
Gross Amount at Which Carried at Close of Period Total	1,185,651
Accumulated Depreciation	384,973
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Auburn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Auburn
Location	MA
Initial Cost [Abstract]
Land	418,250
Buildings, Improvements and Acquisition Fees	779,623
Cost Capitalized Subsequent to Acquisition Improvements	500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	418,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	780,123
Gross Amount at Which Carried at Close of Period Total	1,198,373
Accumulated Depreciation	136,633
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Seekonk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Seekonk
Location	MA
Initial Cost [Abstract]
Land	614,417
Buildings, Improvements and Acquisition Fees	1,144,267
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	614,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,144,267
Gross Amount at Which Carried at Close of Period Total	1,758,684
Accumulated Depreciation	200,230
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Sudbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sudbury
Location	MA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	633,843
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	633,843
Gross Amount at Which Carried at Close of Period Total	633,843
Accumulated Depreciation	148,456
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Swansea [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Swansea
Location	MA
Initial Cost [Abstract]
Land	173,853
Buildings, Improvements and Acquisition Fees	488,699
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	173,853
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,699
Gross Amount at Which Carried at Close of Period Total	662,552
Accumulated Depreciation	196,293
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Amesbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Amesbury
Location	MA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	790,494
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	790,494
Gross Amount at Which Carried at Close of Period Total	790,494
Accumulated Depreciation	230,379
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Attleboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Attleboro
Location	MA
Initial Cost [Abstract]
Land	369,815
Buildings, Improvements and Acquisition Fees	693,655
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	369,815
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	693,655
Gross Amount at Which Carried at Close of Period Total	1,063,470
Accumulated Depreciation	278,617
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Chicopee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chicopee
Location	MA
Initial Cost [Abstract]
Land	761,606
Buildings, Improvements and Acquisition Fees	1,417,624
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	761,606
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,417,624
Gross Amount at Which Carried at Close of Period Total	2,179,230
Accumulated Depreciation	248,067
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Chicopee Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chicopee Falls
Location	MA
Initial Cost [Abstract]
Land	302,982
Buildings, Improvements and Acquisition Fees	565,894
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	302,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	566,211
Gross Amount at Which Carried at Close of Period Total	869,193
Accumulated Depreciation	99,023
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | East Longmeadow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	East Longmeadow
Location	MA
Initial Cost [Abstract]
Land	614,319
Buildings, Improvements and Acquisition Fees	1,144,128
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	614,319
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,144,128
Gross Amount at Which Carried at Close of Period Total	1,758,447
Accumulated Depreciation	200,205
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Great Barrington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Great Barrington
Location	MA
Initial Cost [Abstract]
Land	422,625
Buildings, Improvements and Acquisition Fees	788,089
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	422,625
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	788,089
Gross Amount at Which Carried at Close of Period Total	1,210,714
Accumulated Depreciation	137,898
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Greenfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenfield
Location	MA
Initial Cost [Abstract]
Land	761,417
Buildings, Improvements and Acquisition Fees	1,417,273
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	761,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,417,273
Gross Amount at Which Carried at Close of Period Total	2,178,690
Accumulated Depreciation	248,006
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Greenfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenfield
Location	MA
Initial Cost [Abstract]
Land	389,436
Buildings, Improvements and Acquisition Fees	726,452
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	389,436
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	726,597
Gross Amount at Which Carried at Close of Period Total	1,116,033
Accumulated Depreciation	127,114
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Haverhill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Haverhill
Location	MA
Initial Cost [Abstract]
Land	568,635
Buildings, Improvements and Acquisition Fees	1,058,815
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	568,635
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,058,815
Gross Amount at Which Carried at Close of Period Total	1,627,450
Accumulated Depreciation	185,275
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Holyoke [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Holyoke
Location	MA
Initial Cost [Abstract]
Land	577,667
Buildings, Improvements and Acquisition Fees	1,076,023
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	577,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,076,023
Gross Amount at Which Carried at Close of Period Total	1,653,690
Accumulated Depreciation	188,287
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Lee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lee
Location	MA
Initial Cost [Abstract]
Land	540,506
Buildings, Improvements and Acquisition Fees	1,007,010
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	540,506
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,007,010
Gross Amount at Which Carried at Close of Period Total	1,547,516
Accumulated Depreciation	176,210
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | North Adams [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Adams
Location	MA
Initial Cost [Abstract]
Land	377,300
Buildings, Improvements and Acquisition Fees	703,914
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	377,300
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	703,914
Gross Amount at Which Carried at Close of Period Total	1,081,214
Accumulated Depreciation	123,168
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Norwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norwood
Location	MA
Initial Cost [Abstract]
Land	840,616
Buildings, Improvements and Acquisition Fees	1,563,923
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,616
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,563,923
Gross Amount at Which Carried at Close of Period Total	2,404,539
Accumulated Depreciation	273,669
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Palmer [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palmer
Location	MA
Initial Cost [Abstract]
Land	141,524
Buildings, Improvements and Acquisition Fees	598,480
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	141,524
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	598,480
Gross Amount at Which Carried at Close of Period Total	740,004
Accumulated Depreciation	240,388
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Peabody [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Peabody
Location	MA
Initial Cost [Abstract]
Land	529,555
Buildings, Improvements and Acquisition Fees	222,590
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	529,555
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	222,590
Gross Amount at Which Carried at Close of Period Total	752,145
Accumulated Depreciation	89,405
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Pittsfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pittsfield
Location	MA
Initial Cost [Abstract]
Land	286,241
Buildings, Improvements and Acquisition Fees	950,022
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	286,241
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	950,022
Gross Amount at Which Carried at Close of Period Total	1,236,263
Accumulated Depreciation	381,590
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Quincy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Quincy
Location	MA
Initial Cost [Abstract]
Land	289,121
Buildings, Improvements and Acquisition Fees	539,719
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	289,121
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	540,036
Gross Amount at Which Carried at Close of Period Total	829,157
Accumulated Depreciation	94,443
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Raynham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raynham
Location	MA
Initial Cost [Abstract]
Land	761,417
Buildings, Improvements and Acquisition Fees	1,417,287
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	761,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,417,287
Gross Amount at Which Carried at Close of Period Total	2,178,704
Accumulated Depreciation	248,007
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Sagamore Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sagamore Beach
Location	MA
Initial Cost [Abstract]
Land	620,188
Buildings, Improvements and Acquisition Fees	1,155,007
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	620,188
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,155,007
Gross Amount at Which Carried at Close of Period Total	1,775,195
Accumulated Depreciation	202,109
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Saugus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Saugus
Location	MA
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	737,971
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	737,971
Gross Amount at Which Carried at Close of Period Total	737,971
Accumulated Depreciation	180,926
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | South Dartmouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Dartmouth
Location	MA
Initial Cost [Abstract]
Land	379,217
Buildings, Improvements and Acquisition Fees	707,492
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	379,217
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,492
Gross Amount at Which Carried at Close of Period Total	1,086,709
Accumulated Depreciation	123,794
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Stoneham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stoneham
Location	MA
Initial Cost [Abstract]
Land	397,544
Buildings, Improvements and Acquisition Fees	191,717
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	397,544
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	191,717
Gross Amount at Which Carried at Close of Period Total	589,261
Accumulated Depreciation	77,005
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Tewksbury [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tewksbury
Location	MA
Initial Cost [Abstract]
Land	392,079
Buildings, Improvements and Acquisition Fees	730,927
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	392,079
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	730,927
Gross Amount at Which Carried at Close of Period Total	1,123,006
Accumulated Depreciation	127,895
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Ware [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ware
Location	MA
Initial Cost [Abstract]
Land	220,457
Buildings, Improvements and Acquisition Fees	412,133
Cost Capitalized Subsequent to Acquisition Improvements	500
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	220,457
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	412,950
Gross Amount at Which Carried at Close of Period Total	633,407
Accumulated Depreciation	72,332
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | West Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Springfield
Location	MA
Initial Cost [Abstract]
Land	761,417
Buildings, Improvements and Acquisition Fees	1,417,273
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	761,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,417,273
Gross Amount at Which Carried at Close of Period Total	2,178,690
Accumulated Depreciation	248,006
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | West Springfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Springfield
Location	MA
Initial Cost [Abstract]
Land	243,556
Buildings, Improvements and Acquisition Fees	455,532
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	317
Gross Amount at Which Carried at Close of Period Land	243,556
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	455,849
Gross Amount at Which Carried at Close of Period Total	699,405
Accumulated Depreciation	79,710
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Wilbraham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilbraham
Location	MA
Initial Cost [Abstract]
Land	9,626,112
Buildings, Improvements and Acquisition Fees	17,877,779
Cost Capitalized Subsequent to Acquisition Improvements	2,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	9,626,112
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	17,880,279
Gross Amount at Which Carried at Close of Period Total	27,506,391
Accumulated Depreciation	3,129,678
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Wollaston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wollaston
Location	MA
Initial Cost [Abstract]
Land	411,366
Buildings, Improvements and Acquisition Fees	766,745
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	411,366
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	766,745
Gross Amount at Which Carried at Close of Period Total	1,178,111
Accumulated Depreciation	134,163
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MA [Member] | Worcester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Worcester
Location	MA
Initial Cost [Abstract]
Land	578,336
Buildings, Improvements and Acquisition Fees	1,077,426
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	578,336
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,077,426
Gross Amount at Which Carried at Close of Period Total	1,655,762
Accumulated Depreciation	188,532
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Farmington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Farmington
Location	MO
Initial Cost [Abstract]
Land	780,812
Buildings, Improvements and Acquisition Fees	1,451,767
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	780,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,451,767
Gross Amount at Which Carried at Close of Period Total	2,232,579
Accumulated Depreciation	297,611
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Fulton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fulton
Location	MO
Initial Cost [Abstract]
Land	210,199
Buildings, Improvements and Acquisition Fees	466,861
Cost Capitalized Subsequent to Acquisition Improvements	13,395
Cost Capitalized Subsequent to Acquisition Carrying Costs	475
Gross Amount at Which Carried at Close of Period Land	210,199
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	480,731
Gross Amount at Which Carried at Close of Period Total	690,930
Accumulated Depreciation	460,919
Date Acquired	7/30/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Jefferson City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jefferson City
Location	MO
Initial Cost [Abstract]
Land	713,088
Buildings, Improvements and Acquisition Fees	1,325,993
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	713,088
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,325,993
Gross Amount at Which Carried at Close of Period Total	2,039,081
Accumulated Depreciation	271,827
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Belton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Belton
Location	MO
Initial Cost [Abstract]
Land	89,328
Buildings, Improvements and Acquisition Fees	418,187
Cost Capitalized Subsequent to Acquisition Improvements	22,270
Cost Capitalized Subsequent to Acquisition Carrying Costs	30
Gross Amount at Which Carried at Close of Period Land	89,328
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	440,487
Gross Amount at Which Carried at Close of Period Total	529,815
Accumulated Depreciation	440,460
Date Acquired	12/18/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Bridgeton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bridgeton
Location	MO
Initial Cost [Abstract]
Land	743,559
Buildings, Improvements and Acquisition Fees	1,585,207
Cost Capitalized Subsequent to Acquisition Improvements	109,755
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,922
Gross Amount at Which Carried at Close of Period Land	743,559
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,716,884
Gross Amount at Which Carried at Close of Period Total	2,460,443
Accumulated Depreciation	324,790
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Cape Girardeau [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cape Girardeau
Location	MO
Initial Cost [Abstract]
Land	745,915
Buildings, Improvements and Acquisition Fees	1,386,950
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	745,915
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,386,950
Gross Amount at Which Carried at Close of Period Total	2,132,865
Accumulated Depreciation	284,324
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Festus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Festus
Location	MO
Initial Cost [Abstract]
Land	808,595
Buildings, Improvements and Acquisition Fees	1,503,364
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	808,595
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,503,364
Gross Amount at Which Carried at Close of Period Total	2,311,959
Accumulated Depreciation	308,188
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Hazelwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hazelwood
Location	MO
Initial Cost [Abstract]
Land	157,117
Buildings, Improvements and Acquisition Fees	725,327
Cost Capitalized Subsequent to Acquisition Improvements	(104,329)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,117
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	620,998
Gross Amount at Which Carried at Close of Period Total	778,115
Accumulated Depreciation	620,998
Date Acquired	8/28/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Ozark [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ozark
Location	MO
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	292,482
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	292,482
Gross Amount at Which Carried at Close of Period Total	432,482
Accumulated Depreciation	165,242
Date Acquired	11/20/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Poplar Bluff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Poplar Bluff
Location	MO
Initial Cost [Abstract]
Land	774,256
Buildings, Improvements and Acquisition Fees	1,439,603
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	774,256
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,439,603
Gross Amount at Which Carried at Close of Period Total	2,213,859
Accumulated Depreciation	295,117
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Raymore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raymore
Location	MO
Initial Cost [Abstract]
Land	726,583
Buildings, Improvements and Acquisition Fees	1,351,055
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	726,583
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,351,055
Gross Amount at Which Carried at Close of Period Total	2,077,638
Accumulated Depreciation	276,965
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Sedalia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sedalia
Location	MO
Initial Cost [Abstract]
Land	269,798
Buildings, Improvements and Acquisition Fees	599,231
Cost Capitalized Subsequent to Acquisition Improvements	11,556
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,798
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	610,787
Gross Amount at Which Carried at Close of Period Total	880,585
Accumulated Depreciation	544,259
Date Acquired	7/31/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Sedalia1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sedalia
Location	MO
Initial Cost [Abstract]
Land	696,604
Buildings, Improvements and Acquisition Fees	1,295,380
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	721
Gross Amount at Which Carried at Close of Period Land	696,604
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,296,101
Gross Amount at Which Carried at Close of Period Total	1,992,705
Accumulated Depreciation	265,945
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | St. Charles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Charles
Location	MO
Initial Cost [Abstract]
Land	175,413
Buildings, Improvements and Acquisition Fees	809,791
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	47
Gross Amount at Which Carried at Close of Period Land	175,413
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	809,838
Gross Amount at Which Carried at Close of Period Total	985,251
Accumulated Depreciation	809,831
Date Acquired	8/28/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | St. Charles1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Charles
Location	MO
Initial Cost [Abstract]
Land	695,121
Buildings, Improvements and Acquisition Fees	1,001,878
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	1,022
Gross Amount at Which Carried at Close of Period Land	695,121
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,002,900
Gross Amount at Which Carried at Close of Period Total	1,698,021
Accumulated Depreciation	642,941
Date of Construction	12/22/1995
Date Acquired	3/16/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | St. Joseph [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Joseph
Location	MO
Initial Cost [Abstract]
Land	775,660
Buildings, Improvements and Acquisition Fees	1,785,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	775,660
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,785,308
Gross Amount at Which Carried at Close of Period Total	2,560,968
Accumulated Depreciation	365,987
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | St. Robert [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Robert
Location	MO
Initial Cost [Abstract]
Land	744,158
Buildings, Improvements and Acquisition Fees	1,383,694
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	744,158
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,383,694
Gross Amount at Which Carried at Close of Period Total	2,127,852
Accumulated Depreciation	283,656
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | MO [Member] | Sullivan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sullivan
Location	MO
Initial Cost [Abstract]
Land	85,500
Buildings, Improvements and Acquisition Fees	396,400
Cost Capitalized Subsequent to Acquisition Improvements	(40,743)
Cost Capitalized Subsequent to Acquisition Carrying Costs	13,500
Gross Amount at Which Carried at Close of Period Land	85,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,157
Gross Amount at Which Carried at Close of Period Total	454,657
Accumulated Depreciation	359,466
Date Acquired	12/27/1984
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Toms River [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toms River
Location	NJ
Initial Cost [Abstract]
Land	826,449
Buildings, Improvements and Acquisition Fees	1,537,659
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	826,449
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,537,659
Gross Amount at Which Carried at Close of Period Total	2,364,108
Accumulated Depreciation	269,073
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Bloomfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bloomfield
Location	NJ
Initial Cost [Abstract]
Land	556,520
Buildings, Improvements and Acquisition Fees	260,498
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	556,520
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	260,498
Gross Amount at Which Carried at Close of Period Total	817,018
Accumulated Depreciation	104,632
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Clark [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clark
Location	NJ
Initial Cost [Abstract]
Land	541,792
Buildings, Improvements and Acquisition Fees	1,009,085
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	541,792
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,009,085
Gross Amount at Which Carried at Close of Period Total	1,550,877
Accumulated Depreciation	176,573
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Hackettstown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hackettstown
Location	NJ
Initial Cost [Abstract]
Land	307,186
Buildings, Improvements and Acquisition Fees	525,142
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	307,186
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	525,142
Gross Amount at Which Carried at Close of Period Total	832,328
Accumulated Depreciation	210,930
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Hazlet [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hazlet
Location	NJ
Initial Cost [Abstract]
Land	614,417
Buildings, Improvements and Acquisition Fees	1,143,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	614,417
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,143,885
Gross Amount at Which Carried at Close of Period Total	1,758,302
Accumulated Depreciation	200,163
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Hillsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hillsdale
Location	NJ
Initial Cost [Abstract]
Land	398,221
Buildings, Improvements and Acquisition Fees	204,106
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	398,221
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	204,106
Gross Amount at Which Carried at Close of Period Total	602,327
Accumulated Depreciation	81,981
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Middletown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Middletown
Location	NJ
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	640,403
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	640,403
Gross Amount at Which Carried at Close of Period Total	640,403
Accumulated Depreciation	181,563
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Moorestown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moorestown
Location	NJ
Initial Cost [Abstract]
Land	294,708
Buildings, Improvements and Acquisition Fees	550,139
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	4
Gross Amount at Which Carried at Close of Period Land	294,708
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	550,143
Gross Amount at Which Carried at Close of Period Total	844,851
Accumulated Depreciation	96,257
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Morris Plains [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morris Plains
Location	NJ
Initial Cost [Abstract]
Land	366,982
Buildings, Improvements and Acquisition Fees	188,123
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	366,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	188,123
Gross Amount at Which Carried at Close of Period Total	555,105
Accumulated Depreciation	75,561
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Mt. Holly [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Holly
Location	NJ
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,092,178
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,092,178
Gross Amount at Which Carried at Close of Period Total	1,092,178
Accumulated Depreciation	176,566
Date Acquired	12/17/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Passaic [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Passaic
Location	NJ
Initial Cost [Abstract]
Land	328,284
Buildings, Improvements and Acquisition Fees	612,517
Cost Capitalized Subsequent to Acquisition Improvements	2,300
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	328,284
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	614,817
Gross Amount at Which Carried at Close of Period Total	943,101
Accumulated Depreciation	107,183
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NJ [Member] | Pompton Plains [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pompton Plains
Location	NJ
Initial Cost [Abstract]
Land	455,700
Buildings, Improvements and Acquisition Fees	849,125
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	455,700
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	849,125
Gross Amount at Which Carried at Close of Period Total	1,304,825
Accumulated Depreciation	148,580
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Oklahoma City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	759,826
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	759,826
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	759,826
Accumulated Depreciation	0
Date Acquired	7/6/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Tulsa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	490,000
Buildings, Improvements and Acquisition Fees	910,004
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	490,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	910,177
Gross Amount at Which Carried at Close of Period Total	1,400,177
Accumulated Depreciation	216,997
Date Acquired	1/24/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Oklahoma City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oklahoma City
Location	OK
Initial Cost [Abstract]
Land	1,165,405
Buildings, Improvements and Acquisition Fees	2,165,989
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	1,165,405
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,166,162
Gross Amount at Which Carried at Close of Period Total	3,331,567
Accumulated Depreciation	444,139
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Norman [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norman
Location	OK
Initial Cost [Abstract]
Land	734,335
Buildings, Improvements and Acquisition Fees	335,097
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	78,164
Gross Amount at Which Carried at Close of Period Land	734,335
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	413,261
Gross Amount at Which Carried at Close of Period Total	1,147,596
Accumulated Depreciation	105,222
Date of Construction	9/29/1995
Date Acquired	6/5/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Tulsa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	360,500
Buildings, Improvements and Acquisition Fees	669,605
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	360,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	669,778
Gross Amount at Which Carried at Close of Period Total	1,030,278
Accumulated Depreciation	150,774
Date Acquired	5/10/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | OK [Member] | Tulsa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	1,021,904
Buildings, Improvements and Acquisition Fees	1,899,486
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	173
Gross Amount at Which Carried at Close of Period Land	1,021,904
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,899,659
Gross Amount at Which Carried at Close of Period Total	2,921,563
Accumulated Depreciation	389,506
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | SC [Member] | Lancaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lancaster
Location	SC
Initial Cost [Abstract]
Land	778,616
Buildings, Improvements and Acquisition Fees	1,448,099
Cost Capitalized Subsequent to Acquisition Improvements	3,546
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	778,616
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,451,669
Gross Amount at Which Carried at Close of Period Total	2,230,285
Accumulated Depreciation	296,876
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | SC [Member] | Gaffney [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gaffney
Location	SC
Initial Cost [Abstract]
Land	727,738
Buildings, Improvements and Acquisition Fees	1,353,238
Cost Capitalized Subsequent to Acquisition Improvements	19,998
Cost Capitalized Subsequent to Acquisition Carrying Costs	29,532
Gross Amount at Which Carried at Close of Period Land	727,738
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,402,768
Gross Amount at Which Carried at Close of Period Total	2,130,506
Accumulated Depreciation	300,575
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | SC [Member] | Rock Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rock Hill
Location	SC
Initial Cost [Abstract]
Land	826,216
Buildings, Improvements and Acquisition Fees	1,536,499
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	462
Gross Amount at Which Carried at Close of Period Land	826,216
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,536,961
Gross Amount at Which Carried at Close of Period Total	2,363,177
Accumulated Depreciation	315,236
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Richmond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	326,265
Buildings, Improvements and Acquisition Fees	608,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	326,265
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	608,957
Gross Amount at Which Carried at Close of Period Total	935,222
Accumulated Depreciation	106,527
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Richmond1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Richmond
Location	VA
Initial Cost [Abstract]
Land	385,000
Buildings, Improvements and Acquisition Fees	717,891
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	385,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	718,036
Gross Amount at Which Carried at Close of Period Total	1,103,036
Accumulated Depreciation	125,616
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Danville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Danville
Location	VA
Initial Cost [Abstract]
Land	751,055
Buildings, Improvements and Acquisition Fees	1,396,772
Cost Capitalized Subsequent to Acquisition Improvements	66,062
Cost Capitalized Subsequent to Acquisition Carrying Costs	18,690
Gross Amount at Which Carried at Close of Period Land	751,055
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,481,524
Gross Amount at Which Carried at Close of Period Total	2,232,579
Accumulated Depreciation	294,215
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Martinsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martinsville
Location	VA
Initial Cost [Abstract]
Land	833,114
Buildings, Improvements and Acquisition Fees	1,549,167
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	833,114
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,549,167
Gross Amount at Which Carried at Close of Period Total	2,382,281
Accumulated Depreciation	317,578
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Midlothian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Midlothian
Location	VA
Initial Cost [Abstract]
Land	421,479
Buildings, Improvements and Acquisition Fees	785,639
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	145
Gross Amount at Which Carried at Close of Period Land	421,479
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	785,784
Gross Amount at Which Carried at Close of Period Total	1,207,263
Accumulated Depreciation	137,472
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Staunton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Staunton
Location	VA
Initial Cost [Abstract]
Land	867,684
Buildings, Improvements and Acquisition Fees	1,613,368
Cost Capitalized Subsequent to Acquisition Improvements	17,107
Cost Capitalized Subsequent to Acquisition Carrying Costs	39,801
Gross Amount at Which Carried at Close of Period Land	867,684
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,670,276
Gross Amount at Which Carried at Close of Period Total	2,537,960
Accumulated Depreciation	360,389
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Suffolk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Suffolk
Location	VA
Initial Cost [Abstract]
Land	816,986
Buildings, Improvements and Acquisition Fees	1,519,214
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	153
Gross Amount at Which Carried at Close of Period Land	816,986
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,519,367
Gross Amount at Which Carried at Close of Period Total	2,336,353
Accumulated Depreciation	311,464
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Williamsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Williamsburg
Location	VA
Initial Cost [Abstract]
Land	651,167
Buildings, Improvements and Acquisition Fees	1,212,201
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	651,167
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,212,201
Gross Amount at Which Carried at Close of Period Total	1,863,368
Accumulated Depreciation	212,118
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Bluefield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bluefield
Location	VA
Initial Cost [Abstract]
Land	845,277
Buildings, Improvements and Acquisition Fees	1,571,754
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	845,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,571,754
Gross Amount at Which Carried at Close of Period Total	2,417,031
Accumulated Depreciation	322,208
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VA [Member] | Chester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chester
Location	VA
Initial Cost [Abstract]
Land	541,628
Buildings, Improvements and Acquisition Fees	1,008,771
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	541,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,008,771
Gross Amount at Which Carried at Close of Period Total	1,550,399
Accumulated Depreciation	176,518
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | WI [Member] | Sturgeon Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sturgeon Bay
Location	WI
Initial Cost [Abstract]
Land	214,865
Buildings, Improvements and Acquisition Fees	477,221
Cost Capitalized Subsequent to Acquisition Improvements	34,385
Cost Capitalized Subsequent to Acquisition Carrying Costs	243
Gross Amount at Which Carried at Close of Period Land	214,865
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	511,849
Gross Amount at Which Carried at Close of Period Total	726,714
Accumulated Depreciation	470,949
Date Acquired	12/1/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	NH
Initial Cost [Abstract]
Land	266,337
Buildings, Improvements and Acquisition Fees	486,676
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	266,337
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	486,676
Gross Amount at Which Carried at Close of Period Total	753,013
Accumulated Depreciation	195,480
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Dover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dover
Location	NH
Initial Cost [Abstract]
Land	687,917
Buildings, Improvements and Acquisition Fees	1,280,378
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	687,917
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,280,378
Gross Amount at Which Carried at Close of Period Total	1,968,295
Accumulated Depreciation	224,049
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Concord [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Concord
Location	NH
Initial Cost [Abstract]
Land	577,667
Buildings, Improvements and Acquisition Fees	1,075,628
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	577,667
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,075,628
Gross Amount at Which Carried at Close of Period Total	1,653,295
Accumulated Depreciation	188,218
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Portsmouth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portsmouth
Location	NH
Initial Cost [Abstract]
Land	391,650
Buildings, Improvements and Acquisition Fees	730,167
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	334
Gross Amount at Which Carried at Close of Period Land	391,650
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	730,501
Gross Amount at Which Carried at Close of Period Total	1,122,151
Accumulated Depreciation	127,771
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Rochester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rochester
Location	NH
Initial Cost [Abstract]
Land	262,059
Buildings, Improvements and Acquisition Fees	695,771
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,059
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	695,771
Gross Amount at Which Carried at Close of Period Total	957,830
Accumulated Depreciation	279,466
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Concord1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Concord
Location	NH
Initial Cost [Abstract]
Land	849,884
Buildings, Improvements and Acquisition Fees	1,581,175
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	849,884
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,581,175
Gross Amount at Which Carried at Close of Period Total	2,431,059
Accumulated Depreciation	276,688
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Keene [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Keene
Location	NH
Initial Cost [Abstract]
Land	253,769
Buildings, Improvements and Acquisition Fees	310,470
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	253,769
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	310,470
Gross Amount at Which Carried at Close of Period Total	564,239
Accumulated Depreciation	124,704
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | Laconia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Laconia
Location	NH
Initial Cost [Abstract]
Land	330,520
Buildings, Improvements and Acquisition Fees	467,594
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,520
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,594
Gross Amount at Which Carried at Close of Period Total	798,114
Accumulated Depreciation	187,815
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | NH [Member] | North Conway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Conway
Location	NH
Initial Cost [Abstract]
Land	473,031
Buildings, Improvements and Acquisition Fees	607,020
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	473,031
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	607,020
Gross Amount at Which Carried at Close of Period Total	1,080,051
Accumulated Depreciation	243,818
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Pineville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pineville
Location	LA
Initial Cost [Abstract]
Land	1,136,612
Buildings, Improvements and Acquisition Fees	2,113,040
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,136,612
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,113,040
Gross Amount at Which Carried at Close of Period Total	3,249,652
Accumulated Depreciation	433,172
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Alexandria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alexandria
Location	LA
Initial Cost [Abstract]
Land	1,270,223
Buildings, Improvements and Acquisition Fees	2,361,174
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,270,223
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,361,174
Gross Amount at Which Carried at Close of Period Total	3,631,397
Accumulated Depreciation	484,040
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Hammond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hammond
Location	LA
Initial Cost [Abstract]
Land	1,011,084
Buildings, Improvements and Acquisition Fees	1,879,972
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,011,084
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,879,972
Gross Amount at Which Carried at Close of Period Total	2,891,056
Accumulated Depreciation	385,393
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Houma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houma
Location	LA
Initial Cost [Abstract]
Land	1,061,671
Buildings, Improvements and Acquisition Fees	1,973,864
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,061,671
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,973,864
Gross Amount at Which Carried at Close of Period Total	3,035,535
Accumulated Depreciation	404,641
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Jennings [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jennings
Location	LA
Initial Cost [Abstract]
Land	107,120
Buildings, Improvements and Acquisition Fees	496,636
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	107,120
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	496,804
Gross Amount at Which Carried at Close of Period Total	603,924
Accumulated Depreciation	496,659
Date Acquired	10/17/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Morgan City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morgan City
Location	LA
Initial Cost [Abstract]
Land	832,895
Buildings, Improvements and Acquisition Fees	1,548,993
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	832,895
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,548,993
Gross Amount at Which Carried at Close of Period Total	2,381,888
Accumulated Depreciation	317,542
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | New Iberia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Iberia
Location	LA
Initial Cost [Abstract]
Land	917,582
Buildings, Improvements and Acquisition Fees	1,706,269
Cost Capitalized Subsequent to Acquisition Improvements	80,944
Cost Capitalized Subsequent to Acquisition Carrying Costs	30,339
Gross Amount at Which Carried at Close of Period Land	917,582
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,817,552
Gross Amount at Which Carried at Close of Period Total	2,735,134
Accumulated Depreciation	352,292
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Opelousas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Opelousas
Location	LA
Initial Cost [Abstract]
Land	949,157
Buildings, Improvements and Acquisition Fees	1,764,908
Cost Capitalized Subsequent to Acquisition Improvements	36,600
Cost Capitalized Subsequent to Acquisition Carrying Costs	20,658
Gross Amount at Which Carried at Close of Period Land	949,157
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,822,166
Gross Amount at Which Carried at Close of Period Total	2,771,323
Accumulated Depreciation	382,130
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Ruston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ruston
Location	LA
Initial Cost [Abstract]
Land	982,427
Buildings, Improvements and Acquisition Fees	1,826,696
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	982,427
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,826,696
Gross Amount at Which Carried at Close of Period Total	2,809,123
Accumulated Depreciation	374,471
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | LA [Member] | Zachary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zachary
Location	LA
Initial Cost [Abstract]
Land	898,306
Buildings, Improvements and Acquisition Fees	1,670,527
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	898,306
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,670,527
Gross Amount at Which Carried at Close of Period Total	2,568,833
Accumulated Depreciation	342,457
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | ME [Member] | Waterville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waterville
Location	ME
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	717,653
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	717,653
Gross Amount at Which Carried at Close of Period Total	717,653
Accumulated Depreciation	125,567
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | ME [Member] | Windham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Windham
Location	ME
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	831,301
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	832,301
Gross Amount at Which Carried at Close of Period Total	832,301
Accumulated Depreciation	145,889
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | WV [Member] | Parkersburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parkersburg
Location	WV
Initial Cost [Abstract]
Land	722,732
Buildings, Improvements and Acquisition Fees	1,343,920
Cost Capitalized Subsequent to Acquisition Improvements	2,107
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,667
Gross Amount at Which Carried at Close of Period Land	722,732
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,362,694
Gross Amount at Which Carried at Close of Period Total	2,085,426
Accumulated Depreciation	275,784
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AR [Member] | Conway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conway
Location	AR
Initial Cost [Abstract]
Land	941,465
Buildings, Improvements and Acquisition Fees	1,750,100
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	941,465
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,750,100
Gross Amount at Which Carried at Close of Period Total	2,691,565
Accumulated Depreciation	358,769
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AR [Member] | El Dorado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Dorado
Location	AR
Initial Cost [Abstract]
Land	907,534
Buildings, Improvements and Acquisition Fees	1,687,608
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	149
Gross Amount at Which Carried at Close of Period Land	907,534
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,687,757
Gross Amount at Which Carried at Close of Period Total	2,595,291
Accumulated Depreciation	345,973
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | AR [Member] | Russellville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Russellville
Location	AR
Initial Cost [Abstract]
Land	864,497
Buildings, Improvements and Acquisition Fees	1,607,158
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	864,497
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,607,158
Gross Amount at Which Carried at Close of Period Total	2,471,655
Accumulated Depreciation	329,466
Date Acquired	11/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | RI [Member] | Cranston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cranston
Location	RI
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	790,899
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	790,899
Gross Amount at Which Carried at Close of Period Total	790,899
Accumulated Depreciation	216,105
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | RI [Member] | North Providence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Providence
Location	RI
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	790,921
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	790,921
Gross Amount at Which Carried at Close of Period Total	790,921
Accumulated Depreciation	199,504
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | RI [Member] | Pawtucket [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pawtucket
Location	RI
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	457,462
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	457,462
Gross Amount at Which Carried at Close of Period Total	457,462
Accumulated Depreciation	104,326
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VT [Member] | Bennington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bennington
Location	VT
Initial Cost [Abstract]
Land	118,823
Buildings, Improvements and Acquisition Fees	673,551
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	118,823
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	673,551
Gross Amount at Which Carried at Close of Period Total	792,374
Accumulated Depreciation	270,541
Date Acquired	12/19/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VT [Member] | Brattleboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brattleboro
Location	VT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	738,115
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	738,115
Gross Amount at Which Carried at Close of Period Total	738,115
Accumulated Depreciation	191,699
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VT [Member] | Rutland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rutland
Location	VT
Initial Cost [Abstract]
Land	812,197
Buildings, Improvements and Acquisition Fees	1,511,184
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	812,197
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,511,184
Gross Amount at Which Carried at Close of Period Total	2,323,381
Accumulated Depreciation	264,440
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | VT [Member] | Williston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Williston
Location	VT
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	1,197,659
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,197,659
Gross Amount at Which Carried at Close of Period Total	1,197,659
Accumulated Depreciation	260,820
Date Acquired	8/30/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - casual dining [Member] | WY [Member] | Laramie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Laramie
Location	WY
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	466,417
Cost Capitalized Subsequent to Acquisition Improvements	3,195
Cost Capitalized Subsequent to Acquisition Carrying Costs	72
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	469,684
Gross Amount at Which Carried at Close of Period Total	679,684
Accumulated Depreciation	404,215
Date Acquired	3/12/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	704,014
Buildings, Improvements and Acquisition Fees	1,307,998
Cost Capitalized Subsequent to Acquisition Improvements	(145,542)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	558,472
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,307,998
Gross Amount at Which Carried at Close of Period Total	1,866,470
Accumulated Depreciation	228,898
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	766,680
Buildings, Improvements and Acquisition Fees	1,424,378
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	766,680
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,424,378
Gross Amount at Which Carried at Close of Period Total	2,191,058
Accumulated Depreciation	249,264
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Tucson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	463,231
Buildings, Improvements and Acquisition Fees	860,982
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	463,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	860,982
Gross Amount at Which Carried at Close of Period Total	1,324,213
Accumulated Depreciation	150,670
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Tucson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	496,194
Buildings, Improvements and Acquisition Fees	922,053
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	496,194
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	922,053
Gross Amount at Which Carried at Close of Period Total	1,418,247
Accumulated Depreciation	161,357
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Phoenix2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	813,750
Buildings, Improvements and Acquisition Fees	1,511,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	813,750
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,511,928
Gross Amount at Which Carried at Close of Period Total	2,325,678
Accumulated Depreciation	264,585
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Tempe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tempe
Location	AZ
Initial Cost [Abstract]
Land	525,463
Buildings, Improvements and Acquisition Fees	976,404
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	525,463
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	976,404
Gross Amount at Which Carried at Close of Period Total	1,501,867
Accumulated Depreciation	170,869
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Tucson2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tucson
Location	AZ
Initial Cost [Abstract]
Land	107,393
Buildings, Improvements and Acquisition Fees	500,154
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	61
Gross Amount at Which Carried at Close of Period Land	107,393
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	500,215
Gross Amount at Which Carried at Close of Period Total	607,608
Accumulated Depreciation	498,366
Date Acquired	1/17/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Yuma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yuma
Location	AZ
Initial Cost [Abstract]
Land	236,121
Buildings, Improvements and Acquisition Fees	541,651
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	236,121
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	541,651
Gross Amount at Which Carried at Close of Period Total	777,772
Accumulated Depreciation	295,196
Date Acquired	5/28/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AZ [Member] | Glendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale
Location	AZ
Initial Cost [Abstract]
Land	740,707
Buildings, Improvements and Acquisition Fees	1,376,143
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	740,707
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,376,143
Gross Amount at Which Carried at Close of Period Total	2,116,850
Accumulated Depreciation	240,823
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Sacramento [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sacramento
Location	CA
Initial Cost [Abstract]
Land	386,793
Buildings, Improvements and Acquisition Fees	417,290
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	127
Gross Amount at Which Carried at Close of Period Land	386,793
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	417,417
Gross Amount at Which Carried at Close of Period Total	804,210
Accumulated Depreciation	224,766
Date Acquired	7/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Rancho Cucamonga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rancho Cucamonga
Location	CA
Initial Cost [Abstract]
Land	95,192
Buildings, Improvements and Acquisition Fees	441,334
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	5
Gross Amount at Which Carried at Close of Period Land	95,192
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	441,339
Gross Amount at Which Carried at Close of Period Total	536,531
Accumulated Depreciation	441,335
Date Acquired	12/20/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Riverside
Location	CA
Initial Cost [Abstract]
Land	90,000
Buildings, Improvements and Acquisition Fees	170,394
Cost Capitalized Subsequent to Acquisition Improvements	135,301
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	90,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	305,695
Gross Amount at Which Carried at Close of Period Total	395,695
Accumulated Depreciation	224,742
Date Acquired	12/9/1976
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Barstow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Barstow
Location	CA
Initial Cost [Abstract]
Land	689,842
Buildings, Improvements and Acquisition Fees	690,204
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	689,842
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	690,204
Gross Amount at Which Carried at Close of Period Total	1,380,046
Accumulated Depreciation	366,961
Date Acquired	9/24/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Fresno [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fresno
Location	CA
Initial Cost [Abstract]
Land	561,502
Buildings, Improvements and Acquisition Fees	1,043,688
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	561,502
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,043,688
Gross Amount at Which Carried at Close of Period Total	1,605,190
Accumulated Depreciation	182,641
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | Livermore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Livermore
Location	CA
Initial Cost [Abstract]
Land	662,161
Buildings, Improvements and Acquisition Fees	823,242
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	662,161
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	823,242
Gross Amount at Which Carried at Close of Period Total	1,485,403
Accumulated Depreciation	437,694
Date Acquired	9/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CA [Member] | San Ramon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Ramon
Location	CA
Initial Cost [Abstract]
Land	406,000
Buildings, Improvements and Acquisition Fees	1,126,930
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	406,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,126,930
Gross Amount at Which Carried at Close of Period Total	1,532,930
Accumulated Depreciation	1,126,930
Date Acquired	12/8/1983
Life on which depreciation in latest Income Statement is computed (in months)	180
Restaurants - quick service [Member] | CT [Member] | Meriden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meriden
Location	CT
Initial Cost [Abstract]
Land	369,482
Buildings, Improvements and Acquisition Fees	687,116
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	369,482
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	687,116
Gross Amount at Which Carried at Close of Period Total	1,056,598
Accumulated Depreciation	120,243
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	FL
Initial Cost [Abstract]
Land	150,210
Buildings, Improvements and Acquisition Fees	693,445
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	253
Gross Amount at Which Carried at Close of Period Land	150,210
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	693,698
Gross Amount at Which Carried at Close of Period Total	843,908
Accumulated Depreciation	693,562
Date Acquired	9/13/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tampa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,788,133
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,788,133
Gross Amount at Which Carried at Close of Period Total	2,750,633
Accumulated Depreciation	312,922
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tampa1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,300,785
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,300,785
Gross Amount at Which Carried at Close of Period Total	2,000,785
Accumulated Depreciation	227,635
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tampa2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	545,211
Buildings, Improvements and Acquisition Fees	1,013,321
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	545,211
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,013,321
Gross Amount at Which Carried at Close of Period Total	1,558,532
Accumulated Depreciation	177,329
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	310,000
Buildings, Improvements and Acquisition Fees	519,387
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	519,387
Gross Amount at Which Carried at Close of Period Total	829,387
Accumulated Depreciation	7,791
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	600,000
Buildings, Improvements and Acquisition Fees	949,489
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	600,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	949,489
Gross Amount at Which Carried at Close of Period Total	1,549,489
Accumulated Depreciation	479,713
Date of Construction	5/27/1999
Date Acquired	12/18/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Oviedo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oviedo
Location	FL
Initial Cost [Abstract]
Land	204,200
Buildings, Improvements and Acquisition Fees	911,338
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	204,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	911,338
Gross Amount at Which Carried at Close of Period Total	1,115,538
Accumulated Depreciation	430,002
Date of Construction	3/27/2000
Date Acquired	8/24/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Panama City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Panama City
Location	FL
Initial Cost [Abstract]
Land	202,047
Buildings, Improvements and Acquisition Fees	375,424
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	202,047
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	375,424
Gross Amount at Which Carried at Close of Period Total	577,471
Accumulated Depreciation	78,213
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tallahassee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tallahassee
Location	FL
Initial Cost [Abstract]
Land	385,000
Buildings, Improvements and Acquisition Fees	715,857
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	385,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	715,857
Gross Amount at Which Carried at Close of Period Total	1,100,857
Accumulated Depreciation	115,729
Date Acquired	12/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tallahassee1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tallahassee
Location	FL
Initial Cost [Abstract]
Land	175,000
Buildings, Improvements and Acquisition Fees	325,857
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	325,857
Gross Amount at Which Carried at Close of Period Total	500,857
Accumulated Depreciation	52,679
Date Acquired	12/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Clearwater [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clearwater
Location	FL
Initial Cost [Abstract]
Land	484,090
Buildings, Improvements and Acquisition Fees	899,658
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	484,090
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	899,658
Gross Amount at Which Carried at Close of Period Total	1,383,748
Accumulated Depreciation	157,438
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Margate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Margate
Location	FL
Initial Cost [Abstract]
Land	688,583
Buildings, Improvements and Acquisition Fees	1,279,430
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	688,583
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,279,430
Gross Amount at Which Carried at Close of Period Total	1,968,013
Accumulated Depreciation	223,899
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Lakeland1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	530,000
Buildings, Improvements and Acquisition Fees	556,704
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	530,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	556,704
Gross Amount at Which Carried at Close of Period Total	1,086,704
Accumulated Depreciation	8,351
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | New Port Richey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	New Port Richey
Location	FL
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	579,385
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	579,385
Gross Amount at Which Carried at Close of Period Total	839,385
Accumulated Depreciation	8,691
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Palm Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palm Bay
Location	FL
Initial Cost [Abstract]
Land	330,000
Buildings, Improvements and Acquisition Fees	556,668
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	556,668
Gross Amount at Which Carried at Close of Period Total	886,668
Accumulated Depreciation	284,950
Date of Construction	2/17/1999
Date Acquired	12/29/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Miami [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Miami
Location	FL
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,788,139
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,788,139
Gross Amount at Which Carried at Close of Period Total	2,750,639
Accumulated Depreciation	312,922
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Pembroke Pines [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pembroke Pines
Location	FL
Initial Cost [Abstract]
Land	741,074
Buildings, Improvements and Acquisition Fees	1,376,913
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	741,074
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,376,913
Gross Amount at Which Carried at Close of Period Total	2,117,987
Accumulated Depreciation	240,958
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Chipley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chipley
Location	FL
Initial Cost [Abstract]
Land	270,439
Buildings, Improvements and Acquisition Fees	502,655
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	270,439
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	502,655
Gross Amount at Which Carried at Close of Period Total	773,094
Accumulated Depreciation	208,596
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Clearwater1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clearwater
Location	FL
Initial Cost [Abstract]
Land	370,000
Buildings, Improvements and Acquisition Fees	512,393
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	370,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	512,393
Gross Amount at Which Carried at Close of Period Total	882,393
Accumulated Depreciation	7,686
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Cutler Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cutler Bay
Location	FL
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,788,329
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,788,329
Gross Amount at Which Carried at Close of Period Total	2,750,829
Accumulated Depreciation	312,955
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Dade City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dade City
Location	FL
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	387,991
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	387,991
Gross Amount at Which Carried at Close of Period Total	527,991
Accumulated Depreciation	5,820
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | DeFuniak [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	DeFuniak
Location	FL
Initial Cost [Abstract]
Land	269,554
Buildings, Improvements and Acquisition Fees	501,010
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,554
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	501,010
Gross Amount at Which Carried at Close of Period Total	770,564
Accumulated Depreciation	207,914
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Dunedin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dunedin
Location	FL
Initial Cost [Abstract]
Land	440,000
Buildings, Improvements and Acquisition Fees	100,727
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	440,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	100,727
Gross Amount at Which Carried at Close of Period Total	540,727
Accumulated Depreciation	1,511
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Lake Mary [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake Mary
Location	FL
Initial Cost [Abstract]
Land	774,043
Buildings, Improvements and Acquisition Fees	1,438,165
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	774,043
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,438,165
Gross Amount at Which Carried at Close of Period Total	2,212,208
Accumulated Depreciation	251,676
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Lake Placid [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake Placid
Location	FL
Initial Cost [Abstract]
Land	220,000
Buildings, Improvements and Acquisition Fees	206,076
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	220,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	206,076
Gross Amount at Which Carried at Close of Period Total	426,076
Accumulated Depreciation	3,091
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Lakeland2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakeland
Location	FL
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	288,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	288,777
Gross Amount at Which Carried at Close of Period Total	458,777
Accumulated Depreciation	4,332
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Miami Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Miami Beach
Location	FL
Initial Cost [Abstract]
Land	786,510
Buildings, Improvements and Acquisition Fees	1,461,294
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	786,510
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,461,294
Gross Amount at Which Carried at Close of Period Total	2,247,804
Accumulated Depreciation	255,725
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | North Miami Bch. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Miami Bch.
Location	FL
Initial Cost [Abstract]
Land	505,870
Buildings, Improvements and Acquisition Fees	940,302
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	505,870
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	940,302
Gross Amount at Which Carried at Close of Period Total	1,446,172
Accumulated Depreciation	164,550
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Oviedo1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oviedo
Location	FL
Initial Cost [Abstract]
Land	465,993
Buildings, Improvements and Acquisition Fees	866,048
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	465,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	866,048
Gross Amount at Which Carried at Close of Period Total	1,332,041
Accumulated Depreciation	151,557
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Oviedo2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oviedo
Location	FL
Initial Cost [Abstract]
Land	456,108
Buildings, Improvements and Acquisition Fees	847,515
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	18
Gross Amount at Which Carried at Close of Period Land	456,108
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	847,533
Gross Amount at Which Carried at Close of Period Total	1,303,641
Accumulated Depreciation	207,652
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Seffner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Seffner
Location	FL
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	209,679
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	209,679
Gross Amount at Which Carried at Close of Period Total	409,679
Accumulated Depreciation	3,145
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | St. Petersburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Petersburg
Location	FL
Initial Cost [Abstract]
Land	379,455
Buildings, Improvements and Acquisition Fees	705,487
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	379,455
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	705,487
Gross Amount at Which Carried at Close of Period Total	1,084,942
Accumulated Depreciation	123,458
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | St. Petersburg1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Petersburg
Location	FL
Initial Cost [Abstract]
Land	370,000
Buildings, Improvements and Acquisition Fees	675,403
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	370,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	675,403
Gross Amount at Which Carried at Close of Period Total	1,045,403
Accumulated Depreciation	10,131
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tampa3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	470,000
Buildings, Improvements and Acquisition Fees	208,666
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	470,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	208,666
Gross Amount at Which Carried at Close of Period Total	678,666
Accumulated Depreciation	3,130
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Tampa4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tampa
Location	FL
Initial Cost [Abstract]
Land	430,000
Buildings, Improvements and Acquisition Fees	589,949
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	430,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	589,949
Gross Amount at Which Carried at Close of Period Total	1,019,949
Accumulated Depreciation	8,849
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Venice [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Venice
Location	FL
Initial Cost [Abstract]
Land	340,000
Buildings, Improvements and Acquisition Fees	28,239
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	340,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	28,239
Gross Amount at Which Carried at Close of Period Total	368,239
Accumulated Depreciation	424
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Wauchula [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wauchula
Location	FL
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	324,525
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,525
Gross Amount at Which Carried at Close of Period Total	584,525
Accumulated Depreciation	4,868
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | FL [Member] | Zephyrhills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Zephyrhills
Location	FL
Initial Cost [Abstract]
Land	220,000
Buildings, Improvements and Acquisition Fees	662,046
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	220,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	662,046
Gross Amount at Which Carried at Close of Period Total	882,046
Accumulated Depreciation	9,931
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NY [Member] | Amherst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Amherst
Location	NY
Initial Cost [Abstract]
Land	412,349
Buildings, Improvements and Acquisition Fees	767,082
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	412,349
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	767,082
Gross Amount at Which Carried at Close of Period Total	1,179,431
Accumulated Depreciation	134,237
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NY [Member] | Buffalo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buffalo
Location	NY
Initial Cost [Abstract]
Land	317,454
Buildings, Improvements and Acquisition Fees	591,060
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	317,454
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	591,060
Gross Amount at Which Carried at Close of Period Total	908,514
Accumulated Depreciation	103,431
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NY [Member] | Watertown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Watertown
Location	NY
Initial Cost [Abstract]
Land	139,199
Buildings, Improvements and Acquisition Fees	645,355
Cost Capitalized Subsequent to Acquisition Improvements	8,649
Cost Capitalized Subsequent to Acquisition Carrying Costs	280
Gross Amount at Which Carried at Close of Period Land	139,199
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	654,284
Gross Amount at Which Carried at Close of Period Total	793,483
Accumulated Depreciation	647,344
Date Acquired	8/18/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Dallas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	242,025
Buildings, Improvements and Acquisition Fees	479,170
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,025
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	479,170
Gross Amount at Which Carried at Close of Period Total	721,195
Accumulated Depreciation	391,463
Date Acquired	6/25/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	423,281
Buildings, Improvements and Acquisition Fees	382,059
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	423,281
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	382,059
Gross Amount at Which Carried at Close of Period Total	805,340
Accumulated Depreciation	257,890
Date Acquired	2/10/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	113,693
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	113,693
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	113,693
Accumulated Depreciation	0
Date Acquired	3/7/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Hurst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hurst
Location	TX
Initial Cost [Abstract]
Land	215,623
Buildings, Improvements and Acquisition Fees	401,245
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	215,623
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	401,245
Gross Amount at Which Carried at Close of Period Total	616,868
Accumulated Depreciation	70,216
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Lewisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lewisville
Location	TX
Initial Cost [Abstract]
Land	448,000
Buildings, Improvements and Acquisition Fees	832,667
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	448,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	832,667
Gross Amount at Which Carried at Close of Period Total	1,280,667
Accumulated Depreciation	145,715
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Arlington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	1,040,667
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,040,667
Gross Amount at Which Carried at Close of Period Total	1,600,667
Accumulated Depreciation	182,115
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,788,491
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,788,491
Gross Amount at Which Carried at Close of Period Total	2,750,991
Accumulated Depreciation	312,984
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	441,943
Buildings, Improvements and Acquisition Fees	821,760
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	441,943
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	821,760
Gross Amount at Which Carried at Close of Period Total	1,263,703
Accumulated Depreciation	143,806
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	335,664
Buildings, Improvements and Acquisition Fees	624,233
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	335,664
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	624,233
Gross Amount at Which Carried at Close of Period Total	959,897
Accumulated Depreciation	109,239
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	194,994
Buildings, Improvements and Acquisition Fees	386,056
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	194,994
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	386,184
Gross Amount at Which Carried at Close of Period Total	581,178
Accumulated Depreciation	315,406
Date Acquired	6/25/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Houston5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	TX
Initial Cost [Abstract]
Land	184,175
Buildings, Improvements and Acquisition Fees	364,636
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	184,175
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	364,764
Gross Amount at Which Carried at Close of Period Total	548,939
Accumulated Depreciation	297,907
Date Acquired	6/25/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Plano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	840,000
Buildings, Improvements and Acquisition Fees	1,560,819
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	840,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,560,819
Gross Amount at Which Carried at Close of Period Total	2,400,819
Accumulated Depreciation	273,141
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Plano1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Plano
Location	TX
Initial Cost [Abstract]
Land	581,637
Buildings, Improvements and Acquisition Fees	1,081,045
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	581,637
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,081,045
Gross Amount at Which Carried at Close of Period Total	1,662,682
Accumulated Depreciation	189,181
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Stafford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Stafford
Location	TX
Initial Cost [Abstract]
Land	214,024
Buildings, Improvements and Acquisition Fees	423,733
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	214,024
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	423,861
Gross Amount at Which Carried at Close of Period Total	637,885
Accumulated Depreciation	346,186
Date Acquired	6/26/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Arlington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	536,130
Buildings, Improvements and Acquisition Fees	996,532
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	536,130
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	996,532
Gross Amount at Which Carried at Close of Period Total	1,532,662
Accumulated Depreciation	174,391
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Arlington2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arlington
Location	TX
Initial Cost [Abstract]
Land	269,284
Buildings, Improvements and Acquisition Fees	500,766
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,284
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	500,766
Gross Amount at Which Carried at Close of Period Total	770,050
Accumulated Depreciation	87,632
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Fort Worth1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	223,195
Buildings, Improvements and Acquisition Fees	492,067
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	54
Gross Amount at Which Carried at Close of Period Land	223,195
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	492,121
Gross Amount at Which Carried at Close of Period Total	715,316
Accumulated Depreciation	413,127
Date Acquired	6/26/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Grand Prairie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grand Prairie
Location	TX
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	520,197
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	520,197
Gross Amount at Which Carried at Close of Period Total	800,197
Accumulated Depreciation	91,034
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Coppell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coppell
Location	TX
Initial Cost [Abstract]
Land	212,875
Buildings, Improvements and Acquisition Fees	396,007
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	212,875
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	396,007
Gross Amount at Which Carried at Close of Period Total	608,882
Accumulated Depreciation	69,299
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Santa Fe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Santa Fe
Location	TX
Initial Cost [Abstract]
Land	304,414
Buildings, Improvements and Acquisition Fees	623,331
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	304,414
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	623,331
Gross Amount at Which Carried at Close of Period Total	927,745
Accumulated Depreciation	343,813
Date Acquired	3/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Irving [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Irving
Location	TX
Initial Cost [Abstract]
Land	291,971
Buildings, Improvements and Acquisition Fees	543,094
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	291,971
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	543,094
Gross Amount at Which Carried at Close of Period Total	835,065
Accumulated Depreciation	95,039
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Killeen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Killeen
Location	TX
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	583,014
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	14,398
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	597,412
Gross Amount at Which Carried at Close of Period Total	859,912
Accumulated Depreciation	586,779
Date Acquired	5/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Lufkin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lufkin
Location	TX
Initial Cost [Abstract]
Land	128,842
Buildings, Improvements and Acquisition Fees	239,585
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	128,842
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	239,585
Gross Amount at Which Carried at Close of Period Total	368,427
Accumulated Depreciation	57,900
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Temple [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Temple
Location	TX
Initial Cost [Abstract]
Land	302,505
Buildings, Improvements and Acquisition Fees	291,414
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	302,505
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	291,414
Gross Amount at Which Carried at Close of Period Total	593,919
Accumulated Depreciation	196,704
Date Acquired	2/9/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Allen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Allen
Location	TX
Initial Cost [Abstract]
Land	165,000
Buildings, Improvements and Acquisition Fees	306,771
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	165,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	306,771
Gross Amount at Which Carried at Close of Period Total	471,771
Accumulated Depreciation	152,874
Date of Construction	7/9/1999
Date Acquired	5/28/1999
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Dallas1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dallas
Location	TX
Initial Cost [Abstract]
Land	386,451
Buildings, Improvements and Acquisition Fees	718,361
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	386,451
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	718,361
Gross Amount at Which Carried at Close of Period Total	1,104,812
Accumulated Depreciation	125,711
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Ennis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ennis
Location	TX
Initial Cost [Abstract]
Land	173,250
Buildings, Improvements and Acquisition Fees	384,793
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	150
Gross Amount at Which Carried at Close of Period Land	173,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	384,943
Gross Amount at Which Carried at Close of Period Total	558,193
Accumulated Depreciation	369,646
Date Acquired	12/28/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Lumberton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lumberton
Location	TX
Initial Cost [Abstract]
Land	111,146
Buildings, Improvements and Acquisition Fees	206,720
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	111,146
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	206,720
Gross Amount at Which Carried at Close of Period Total	317,866
Accumulated Depreciation	49,957
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Porter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Porter
Location	TX
Initial Cost [Abstract]
Land	227,067
Buildings, Improvements and Acquisition Fees	333,031
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	227,067
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	333,031
Gross Amount at Which Carried at Close of Period Total	560,098
Accumulated Depreciation	224,796
Date Acquired	2/9/1995
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Sealy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sealy
Location	TX
Initial Cost [Abstract]
Land	197,871
Buildings, Improvements and Acquisition Fees	391,753
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	128
Gross Amount at Which Carried at Close of Period Land	197,871
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	391,881
Gross Amount at Which Carried at Close of Period Total	589,752
Accumulated Depreciation	320,060
Date Acquired	6/25/1991
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Spring [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spring
Location	TX
Initial Cost [Abstract]
Land	378,654
Buildings, Improvements and Acquisition Fees	704,206
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	378,654
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	704,206
Gross Amount at Which Carried at Close of Period Total	1,082,860
Accumulated Depreciation	123,234
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Texarkana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Texarkana
Location	TX
Initial Cost [Abstract]
Land	311,263
Buildings, Improvements and Acquisition Fees	578,266
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	311,263
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,266
Gross Amount at Which Carried at Close of Period Total	889,529
Accumulated Depreciation	239,978
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TX [Member] | Vidor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vidor
Location	TX
Initial Cost [Abstract]
Land	146,291
Buildings, Improvements and Acquisition Fees	271,990
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	146,291
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,990
Gross Amount at Which Carried at Close of Period Total	418,281
Accumulated Depreciation	65,731
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Littleton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,301,370
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,301,370
Gross Amount at Which Carried at Close of Period Total	2,001,370
Accumulated Depreciation	227,738
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	CO
Initial Cost [Abstract]
Land	510,000
Buildings, Improvements and Acquisition Fees	124,971
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	510,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	124,971
Gross Amount at Which Carried at Close of Period Total	634,971
Accumulated Depreciation	1,875
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Aurora [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	288,558
Buildings, Improvements and Acquisition Fees	537,322
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	288,558
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	537,322
Gross Amount at Which Carried at Close of Period Total	825,880
Accumulated Depreciation	94,027
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Broomfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broomfield
Location	CO
Initial Cost [Abstract]
Land	444,277
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	444,277
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	444,277
Accumulated Depreciation	0
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Aurora1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aurora
Location	CO
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	540,346
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	540,346
Gross Amount at Which Carried at Close of Period Total	750,346
Accumulated Depreciation	8,105
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Colorado Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Colorado Springs
Location	CO
Initial Cost [Abstract]
Land	152,000
Buildings, Improvements and Acquisition Fees	704,736
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	152,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	704,736
Gross Amount at Which Carried at Close of Period Total	856,736
Accumulated Depreciation	704,736
Date Acquired	9/30/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Westminster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westminster
Location	CO
Initial Cost [Abstract]
Land	261,466
Buildings, Improvements and Acquisition Fees	487,102
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	261,466
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	487,102
Gross Amount at Which Carried at Close of Period Total	748,568
Accumulated Depreciation	85,240
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Lafayette [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lafayette
Location	CO
Initial Cost [Abstract]
Land	450,000
Buildings, Improvements and Acquisition Fees	59,281
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	450,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	59,281
Gross Amount at Which Carried at Close of Period Total	509,281
Accumulated Depreciation	889
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Brush [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brush
Location	CO
Initial Cost [Abstract]
Land	90,000
Buildings, Improvements and Acquisition Fees	220,976
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	90,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	220,976
Gross Amount at Which Carried at Close of Period Total	310,976
Accumulated Depreciation	3,315
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Fort Morgan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Morgan
Location	CO
Initial Cost [Abstract]
Land	80,000
Buildings, Improvements and Acquisition Fees	350,452
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	80,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	350,452
Gross Amount at Which Carried at Close of Period Total	430,452
Accumulated Depreciation	5,257
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Littleton1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	260,000
Buildings, Improvements and Acquisition Fees	508,347
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	260,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	508,347
Gross Amount at Which Carried at Close of Period Total	768,347
Accumulated Depreciation	7,625
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | CO [Member] | Littleton2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Littleton
Location	CO
Initial Cost [Abstract]
Land	470,000
Buildings, Improvements and Acquisition Fees	207,744
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	470,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	207,744
Gross Amount at Which Carried at Close of Period Total	677,744
Accumulated Depreciation	3,116
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Cumming [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cumming
Location	GA
Initial Cost [Abstract]
Land	520,000
Buildings, Improvements and Acquisition Fees	248,510
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	520,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	248,510
Gross Amount at Which Carried at Close of Period Total	768,510
Accumulated Depreciation	3,728
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Roswell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roswell
Location	GA
Initial Cost [Abstract]
Land	310,767
Buildings, Improvements and Acquisition Fees	578,088
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,767
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,088
Gross Amount at Which Carried at Close of Period Total	888,855
Accumulated Depreciation	101,162
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Albany [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albany
Location	GA
Initial Cost [Abstract]
Land	326,690
Buildings, Improvements and Acquisition Fees	607,247
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	326,690
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	607,247
Gross Amount at Which Carried at Close of Period Total	933,937
Accumulated Depreciation	146,751
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Duluth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Duluth
Location	GA
Initial Cost [Abstract]
Land	536,205
Buildings, Improvements and Acquisition Fees	996,521
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	536,205
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	996,521
Gross Amount at Which Carried at Close of Period Total	1,532,726
Accumulated Depreciation	174,389
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Marietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marietta
Location	GA
Initial Cost [Abstract]
Land	423,132
Buildings, Improvements and Acquisition Fees	786,530
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	423,132
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	786,530
Gross Amount at Which Carried at Close of Period Total	1,209,662
Accumulated Depreciation	137,641
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Norcross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norcross
Location	GA
Initial Cost [Abstract]
Land	310,000
Buildings, Improvements and Acquisition Fees	286,762
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	310,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	286,762
Gross Amount at Which Carried at Close of Period Total	596,762
Accumulated Depreciation	4,301
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Lawrenceville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawrenceville
Location	GA
Initial Cost [Abstract]
Land	220,000
Buildings, Improvements and Acquisition Fees	384,908
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	220,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	384,908
Gross Amount at Which Carried at Close of Period Total	604,908
Accumulated Depreciation	5,774
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Cairo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cairo
Location	GA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	390,566
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,566
Gross Amount at Which Carried at Close of Period Total	600,566
Accumulated Depreciation	63,141
Date Acquired	12/25/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Thomasville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Thomasville
Location	GA
Initial Cost [Abstract]
Land	300,211
Buildings, Improvements and Acquisition Fees	558,074
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	300,211
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	558,074
Gross Amount at Which Carried at Close of Period Total	858,285
Accumulated Depreciation	134,867
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Waycross [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waycross
Location	GA
Initial Cost [Abstract]
Land	223,475
Buildings, Improvements and Acquisition Fees	415,563
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	223,475
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	415,563
Gross Amount at Which Carried at Close of Period Total	639,038
Accumulated Depreciation	100,427
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Buford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buford
Location	GA
Initial Cost [Abstract]
Land	400,000
Buildings, Improvements and Acquisition Fees	361,957
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	400,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	361,957
Gross Amount at Which Carried at Close of Period Total	761,957
Accumulated Depreciation	5,429
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Garden City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Garden City
Location	GA
Initial Cost [Abstract]
Land	197,225
Buildings, Improvements and Acquisition Fees	438,043
Cost Capitalized Subsequent to Acquisition Improvements	32,125
Cost Capitalized Subsequent to Acquisition Carrying Costs	433
Gross Amount at Which Carried at Close of Period Land	197,225
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	470,601
Gross Amount at Which Carried at Close of Period Total	667,826
Accumulated Depreciation	409,299
Date Acquired	4/20/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Lilburn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lilburn
Location	GA
Initial Cost [Abstract]
Land	237,822
Buildings, Improvements and Acquisition Fees	442,409
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	237,822
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	442,409
Gross Amount at Which Carried at Close of Period Total	680,231
Accumulated Depreciation	77,419
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Lilburn1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lilburn
Location	GA
Initial Cost [Abstract]
Land	380,000
Buildings, Improvements and Acquisition Fees	338,634
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	380,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,634
Gross Amount at Which Carried at Close of Period Total	718,634
Accumulated Depreciation	5,080
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Loganville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Loganville
Location	GA
Initial Cost [Abstract]
Land	340,000
Buildings, Improvements and Acquisition Fees	422,840
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	340,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	422,840
Gross Amount at Which Carried at Close of Period Total	762,840
Accumulated Depreciation	6,343
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Oakwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oakwood
Location	GA
Initial Cost [Abstract]
Land	440,000
Buildings, Improvements and Acquisition Fees	100,481
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	440,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	100,481
Gross Amount at Which Carried at Close of Period Total	540,481
Accumulated Depreciation	1,507
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Washington
Location	GA
Initial Cost [Abstract]
Land	292,628
Buildings, Improvements and Acquisition Fees	543,862
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	292,628
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	543,862
Gross Amount at Which Carried at Close of Period Total	836,490
Accumulated Depreciation	225,697
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | GA [Member] | Winder [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winder
Location	GA
Initial Cost [Abstract]
Land	230,000
Buildings, Improvements and Acquisition Fees	429,116
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	429,116
Gross Amount at Which Carried at Close of Period Total	659,116
Accumulated Depreciation	6,437
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Olive Branch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olive Branch
Location	MS
Initial Cost [Abstract]
Land	332,234
Buildings, Improvements and Acquisition Fees	617,192
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	332,234
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	617,192
Gross Amount at Which Carried at Close of Period Total	949,426
Accumulated Depreciation	130,639
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canton
Location	MS
Initial Cost [Abstract]
Land	163,193
Buildings, Improvements and Acquisition Fees	303,268
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	163,193
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	303,268
Gross Amount at Which Carried at Close of Period Total	466,461
Accumulated Depreciation	64,192
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	MS
Initial Cost [Abstract]
Land	128,409
Buildings, Improvements and Acquisition Fees	238,775
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	128,409
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	238,775
Gross Amount at Which Carried at Close of Period Total	367,184
Accumulated Depreciation	57,704
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Columbus1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	MS
Initial Cost [Abstract]
Land	117,411
Buildings, Improvements and Acquisition Fees	218,350
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	117,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	218,350
Gross Amount at Which Carried at Close of Period Total	335,761
Accumulated Depreciation	52,767
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	MS
Initial Cost [Abstract]
Land	292,868
Buildings, Improvements and Acquisition Fees	543,912
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	292,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	543,912
Gross Amount at Which Carried at Close of Period Total	836,780
Accumulated Depreciation	115,128
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	MS
Initial Cost [Abstract]
Land	311,324
Buildings, Improvements and Acquisition Fees	578,378
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	311,324
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,378
Gross Amount at Which Carried at Close of Period Total	889,702
Accumulated Depreciation	240,024
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Houston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Houston
Location	MS
Initial Cost [Abstract]
Land	226,962
Buildings, Improvements and Acquisition Fees	421,695
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	226,962
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	421,695
Gross Amount at Which Carried at Close of Period Total	648,657
Accumulated Depreciation	89,259
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	237,982
Buildings, Improvements and Acquisition Fees	442,154
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	237,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	442,154
Gross Amount at Which Carried at Close of Period Total	680,136
Accumulated Depreciation	93,589
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Pearl [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pearl
Location	MS
Initial Cost [Abstract]
Land	334,822
Buildings, Improvements and Acquisition Fees	621,994
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	334,822
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	621,994
Gross Amount at Which Carried at Close of Period Total	956,816
Accumulated Depreciation	227,025
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Tupelo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tupelo
Location	MS
Initial Cost [Abstract]
Land	166,869
Buildings, Improvements and Acquisition Fees	310,095
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	166,869
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	310,095
Gross Amount at Which Carried at Close of Period Total	476,964
Accumulated Depreciation	65,637
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Corinth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Corinth
Location	MS
Initial Cost [Abstract]
Land	285,607
Buildings, Improvements and Acquisition Fees	530,598
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	285,607
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,598
Gross Amount at Which Carried at Close of Period Total	816,205
Accumulated Depreciation	112,310
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Greenwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenwood
Location	MS
Initial Cost [Abstract]
Land	177,329
Buildings, Improvements and Acquisition Fees	329,520
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	177,329
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	329,520
Gross Amount at Which Carried at Close of Period Total	506,849
Accumulated Depreciation	69,749
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Flowood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Flowood
Location	MS
Initial Cost [Abstract]
Land	154,733
Buildings, Improvements and Acquisition Fees	287,549
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	154,733
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	287,717
Gross Amount at Which Carried at Close of Period Total	442,450
Accumulated Depreciation	60,870
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Jackson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	352,003
Buildings, Improvements and Acquisition Fees	653,900
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	352,003
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	653,900
Gross Amount at Which Carried at Close of Period Total	1,005,903
Accumulated Depreciation	136,229
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Newton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newton
Location	MS
Initial Cost [Abstract]
Land	284,350
Buildings, Improvements and Acquisition Fees	528,311
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	284,350
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	528,311
Gross Amount at Which Carried at Close of Period Total	812,661
Accumulated Depreciation	219,246
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Southaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Southaven
Location	MS
Initial Cost [Abstract]
Land	498,426
Buildings, Improvements and Acquisition Fees	925,905
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	498,426
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	925,905
Gross Amount at Which Carried at Close of Period Total	1,424,331
Accumulated Depreciation	152,774
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Fulton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fulton
Location	MS
Initial Cost [Abstract]
Land	239,686
Buildings, Improvements and Acquisition Fees	445,337
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	239,686
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	445,337
Gross Amount at Which Carried at Close of Period Total	685,023
Accumulated Depreciation	184,812
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Vicksburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vicksburg
Location	MS
Initial Cost [Abstract]
Land	275,895
Buildings, Improvements and Acquisition Fees	512,632
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	275,895
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	512,632
Gross Amount at Which Carried at Close of Period Total	788,527
Accumulated Depreciation	108,507
Date Acquired	9/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Biloxi [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Biloxi
Location	MS
Initial Cost [Abstract]
Land	414,902
Buildings, Improvements and Acquisition Fees	770,725
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	414,902
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	770,725
Gross Amount at Which Carried at Close of Period Total	1,185,627
Accumulated Depreciation	163,137
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Carthage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carthage
Location	MS
Initial Cost [Abstract]
Land	157,803
Buildings, Improvements and Acquisition Fees	293,257
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	157,803
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	293,257
Gross Amount at Which Carried at Close of Period Total	451,060
Accumulated Depreciation	62,073
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Forest
Location	MS
Initial Cost [Abstract]
Land	106,457
Buildings, Improvements and Acquisition Fees	198,007
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	106,457
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	198,007
Gross Amount at Which Carried at Close of Period Total	304,464
Accumulated Depreciation	47,851
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Gautier [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gautier
Location	MS
Initial Cost [Abstract]
Land	241,995
Buildings, Improvements and Acquisition Fees	449,607
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	241,995
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	449,607
Gross Amount at Which Carried at Close of Period Total	691,602
Accumulated Depreciation	95,167
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Hernando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hernando
Location	MS
Initial Cost [Abstract]
Land	137,898
Buildings, Improvements and Acquisition Fees	256,282
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	137,898
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,282
Gross Amount at Which Carried at Close of Period Total	394,180
Accumulated Depreciation	54,246
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Indianola [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianola
Location	MS
Initial Cost [Abstract]
Land	270,639
Buildings, Improvements and Acquisition Fees	502,822
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	270,639
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	502,822
Gross Amount at Which Carried at Close of Period Total	773,461
Accumulated Depreciation	208,668
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Iuka [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Iuka
Location	MS
Initial Cost [Abstract]
Land	139,243
Buildings, Improvements and Acquisition Fees	258,779
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	139,243
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,779
Gross Amount at Which Carried at Close of Period Total	398,022
Accumulated Depreciation	54,775
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Kosciusko [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kosciusko
Location	MS
Initial Cost [Abstract]
Land	311,422
Buildings, Improvements and Acquisition Fees	578,550
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	311,422
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	578,550
Gross Amount at Which Carried at Close of Period Total	889,972
Accumulated Depreciation	122,460
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Magee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Magee
Location	MS
Initial Cost [Abstract]
Land	264,395
Buildings, Improvements and Acquisition Fees	491,206
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	264,395
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	491,206
Gross Amount at Which Carried at Close of Period Total	755,601
Accumulated Depreciation	103,972
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Moss Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Moss Point
Location	MS
Initial Cost [Abstract]
Land	287,821
Buildings, Improvements and Acquisition Fees	534,713
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	287,821
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	534,713
Gross Amount at Which Carried at Close of Period Total	822,534
Accumulated Depreciation	113,181
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Natchez [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Natchez
Location	MS
Initial Cost [Abstract]
Land	402,589
Buildings, Improvements and Acquisition Fees	747,934
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	402,589
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	747,934
Gross Amount at Which Carried at Close of Period Total	1,150,523
Accumulated Depreciation	150,833
Date Acquired	12/21/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Olive Branch1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Olive Branch
Location	MS
Initial Cost [Abstract]
Land	362,276
Buildings, Improvements and Acquisition Fees	673,055
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	362,276
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	673,055
Gross Amount at Which Carried at Close of Period Total	1,035,331
Accumulated Depreciation	111,054
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Oxford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oxford
Location	MS
Initial Cost [Abstract]
Land	164,058
Buildings, Improvements and Acquisition Fees	304,873
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	164,058
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	304,873
Gross Amount at Which Carried at Close of Period Total	468,931
Accumulated Depreciation	64,532
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Oxford1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oxford
Location	MS
Initial Cost [Abstract]
Land	297,182
Buildings, Improvements and Acquisition Fees	552,097
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	297,182
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	552,097
Gross Amount at Which Carried at Close of Period Total	849,279
Accumulated Depreciation	115,020
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Pontotoc [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pontotoc
Location	MS
Initial Cost [Abstract]
Land	285,006
Buildings, Improvements and Acquisition Fees	529,492
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	285,006
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	529,492
Gross Amount at Which Carried at Close of Period Total	814,498
Accumulated Depreciation	112,076
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Starkville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Starkville
Location	MS
Initial Cost [Abstract]
Land	175,436
Buildings, Improvements and Acquisition Fees	326,005
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	175,436
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	326,005
Gross Amount at Which Carried at Close of Period Total	501,441
Accumulated Depreciation	69,004
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Tupelo1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tupelo
Location	MS
Initial Cost [Abstract]
Land	225,934
Buildings, Improvements and Acquisition Fees	419,857
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,934
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	419,857
Gross Amount at Which Carried at Close of Period Total	645,791
Accumulated Depreciation	88,870
Date Acquired	9/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | West Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	West Point
Location	MS
Initial Cost [Abstract]
Land	87,859
Buildings, Improvements and Acquisition Fees	163,468
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	87,859
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	163,468
Gross Amount at Which Carried at Close of Period Total	251,327
Accumulated Depreciation	39,504
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MS [Member] | Wiggins [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wiggins
Location	MS
Initial Cost [Abstract]
Land	268,104
Buildings, Improvements and Acquisition Fees	498,095
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	268,104
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	498,095
Gross Amount at Which Carried at Close of Period Total	766,199
Accumulated Depreciation	105,430
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NC [Member] | Asheville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Asheville
Location	NC
Initial Cost [Abstract]
Land	264,226
Buildings, Improvements and Acquisition Fees	491,419
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	264,226
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	491,419
Gross Amount at Which Carried at Close of Period Total	755,645
Accumulated Depreciation	85,997
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NC [Member] | Winston-Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winston-Salem
Location	NC
Initial Cost [Abstract]
Land	353,239
Buildings, Improvements and Acquisition Fees	656,427
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	353,239
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	656,427
Gross Amount at Which Carried at Close of Period Total	1,009,666
Accumulated Depreciation	272,412
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NC [Member] | Wilkesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wilkesboro
Location	NC
Initial Cost [Abstract]
Land	183,050
Buildings, Improvements and Acquisition Fees	406,562
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	139
Gross Amount at Which Carried at Close of Period Land	183,050
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	406,701
Gross Amount at Which Carried at Close of Period Total	589,751
Accumulated Depreciation	397,831
Date Acquired	7/24/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NC [Member] | Winston Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winston Salem
Location	NC
Initial Cost [Abstract]
Land	126,423
Buildings, Improvements and Acquisition Fees	235,323
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	126,423
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	235,323
Gross Amount at Which Carried at Close of Period Total	361,746
Accumulated Depreciation	56,869
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Manchester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Manchester
Location	TN
Initial Cost [Abstract]
Land	411,504
Buildings, Improvements and Acquisition Fees	764,222
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	411,504
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	764,222
Gross Amount at Which Carried at Close of Period Total	1,175,726
Accumulated Depreciation	159,213
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Bartlett [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bartlett
Location	TN
Initial Cost [Abstract]
Land	152,469
Buildings, Improvements and Acquisition Fees	283,343
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	152,469
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	283,343
Gross Amount at Which Carried at Close of Period Total	435,812
Accumulated Depreciation	59,974
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	TN
Initial Cost [Abstract]
Land	410,242
Buildings, Improvements and Acquisition Fees	761,878
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	410,242
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	761,878
Gross Amount at Which Carried at Close of Period Total	1,172,120
Accumulated Depreciation	158,725
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Hermitage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hermitage
Location	TN
Initial Cost [Abstract]
Land	341,251
Buildings, Improvements and Acquisition Fees	633,753
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	341,251
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	633,753
Gross Amount at Which Carried at Close of Period Total	975,004
Accumulated Depreciation	132,032
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Memphis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	148,386
Buildings, Improvements and Acquisition Fees	275,760
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	148,386
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	275,760
Gross Amount at Which Carried at Close of Period Total	424,146
Accumulated Depreciation	58,369
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Memphis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	254,423
Buildings, Improvements and Acquisition Fees	472,680
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	254,423
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	472,680
Gross Amount at Which Carried at Close of Period Total	727,103
Accumulated Depreciation	98,475
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Memphis2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	309,358
Buildings, Improvements and Acquisition Fees	574,779
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	309,358
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	574,779
Gross Amount at Which Carried at Close of Period Total	884,137
Accumulated Depreciation	94,839
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	376,568
Buildings, Improvements and Acquisition Fees	699,340
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	376,568
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	699,340
Gross Amount at Which Carried at Close of Period Total	1,075,908
Accumulated Depreciation	145,696
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Nashville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashville
Location	TN
Initial Cost [Abstract]
Land	147,915
Buildings, Improvements and Acquisition Fees	274,700
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	147,915
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	274,700
Gross Amount at Which Carried at Close of Period Total	422,615
Accumulated Depreciation	57,229
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Germantown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Germantown
Location	TN
Initial Cost [Abstract]
Land	356,774
Buildings, Improvements and Acquisition Fees	662,837
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	356,774
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	662,837
Gross Amount at Which Carried at Close of Period Total	1,019,611
Accumulated Depreciation	109,368
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	TN
Initial Cost [Abstract]
Land	126,158
Buildings, Improvements and Acquisition Fees	234,594
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	126,158
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	234,594
Gross Amount at Which Carried at Close of Period Total	360,752
Accumulated Depreciation	56,693
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Trenton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Trenton
Location	TN
Initial Cost [Abstract]
Land	174,379
Buildings, Improvements and Acquisition Fees	324,032
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	174,379
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	324,032
Gross Amount at Which Carried at Close of Period Total	498,411
Accumulated Depreciation	68,587
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Morristown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morristown
Location	TN
Initial Cost [Abstract]
Land	182,935
Buildings, Improvements and Acquisition Fees	340,274
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	182,935
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	340,274
Gross Amount at Which Carried at Close of Period Total	523,209
Accumulated Depreciation	82,232
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Jackson1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	TN
Initial Cost [Abstract]
Land	312,734
Buildings, Improvements and Acquisition Fees	581,049
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	312,734
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	581,049
Gross Amount at Which Carried at Close of Period Total	893,783
Accumulated Depreciation	95,873
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Murfreesboro1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	383,266
Buildings, Improvements and Acquisition Fees	712,027
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	383,266
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	712,027
Gross Amount at Which Carried at Close of Period Total	1,095,293
Accumulated Depreciation	143,592
Date Acquired	12/21/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Shelbyville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shelbyville
Location	TN
Initial Cost [Abstract]
Land	245,370
Buildings, Improvements and Acquisition Fees	455,687
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,370
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	455,687
Gross Amount at Which Carried at Close of Period Total	701,057
Accumulated Depreciation	94,935
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Antioch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Antioch
Location	TN
Initial Cost [Abstract]
Land	244,470
Buildings, Improvements and Acquisition Fees	454,016
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	244,470
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	454,016
Gross Amount at Which Carried at Close of Period Total	698,486
Accumulated Depreciation	94,587
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | McMinnville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	McMinnville
Location	TN
Initial Cost [Abstract]
Land	442,735
Buildings, Improvements and Acquisition Fees	635,260
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	442,735
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	635,260
Gross Amount at Which Carried at Close of Period Total	1,077,995
Accumulated Depreciation	128,092
Date Acquired	12/21/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Brownsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brownsville
Location	TN
Initial Cost [Abstract]
Land	289,379
Buildings, Improvements and Acquisition Fees	538,081
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	289,379
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	538,081
Gross Amount at Which Carried at Close of Period Total	827,460
Accumulated Depreciation	223,295
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Collierville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Collierville
Location	TN
Initial Cost [Abstract]
Land	433,503
Buildings, Improvements and Acquisition Fees	805,339
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	433,503
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	805,339
Gross Amount at Which Carried at Close of Period Total	1,238,842
Accumulated Depreciation	132,881
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Henderson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Henderson
Location	TN
Initial Cost [Abstract]
Land	155,954
Buildings, Improvements and Acquisition Fees	289,815
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	155,954
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	289,815
Gross Amount at Which Carried at Close of Period Total	445,769
Accumulated Depreciation	61,344
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Martin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Martin
Location	TN
Initial Cost [Abstract]
Land	173,616
Buildings, Improvements and Acquisition Fees	322,616
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	173,616
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	322,616
Gross Amount at Which Carried at Close of Period Total	496,232
Accumulated Depreciation	68,287
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Memphis3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Memphis
Location	TN
Initial Cost [Abstract]
Land	374,048
Buildings, Improvements and Acquisition Fees	694,918
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	374,048
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	694,918
Gross Amount at Which Carried at Close of Period Total	1,068,966
Accumulated Depreciation	114,661
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Milan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Milan
Location	TN
Initial Cost [Abstract]
Land	138,159
Buildings, Improvements and Acquisition Fees	256,766
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,159
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	256,766
Gross Amount at Which Carried at Close of Period Total	394,925
Accumulated Depreciation	54,349
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Millington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Millington
Location	TN
Initial Cost [Abstract]
Land	285,613
Buildings, Improvements and Acquisition Fees	530,630
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	285,613
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	530,630
Gross Amount at Which Carried at Close of Period Total	816,243
Accumulated Depreciation	220,209
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Nashville1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashville
Location	TN
Initial Cost [Abstract]
Land	432,494
Buildings, Improvements and Acquisition Fees	803,203
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	432,494
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	803,203
Gross Amount at Which Carried at Close of Period Total	1,235,697
Accumulated Depreciation	167,334
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Nashville2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashville
Location	TN
Initial Cost [Abstract]
Land	350,983
Buildings, Improvements and Acquisition Fees	651,825
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,983
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,825
Gross Amount at Which Carried at Close of Period Total	1,002,808
Accumulated Depreciation	135,797
Date Acquired	10/2/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Ripley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ripley
Location	TN
Initial Cost [Abstract]
Land	231,552
Buildings, Improvements and Acquisition Fees	430,232
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	231,552
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	430,232
Gross Amount at Which Carried at Close of Period Total	661,784
Accumulated Depreciation	178,543
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | TN [Member] | Sevierville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sevierville
Location	TN
Initial Cost [Abstract]
Land	423,790
Buildings, Improvements and Acquisition Fees	787,301
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	423,790
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	787,301
Gross Amount at Which Carried at Close of Period Total	1,211,091
Accumulated Depreciation	166,645
Date Acquired	9/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Montgomery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	143,693
Buildings, Improvements and Acquisition Fees	267,060
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	143,693
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	267,060
Gross Amount at Which Carried at Close of Period Total	410,753
Accumulated Depreciation	56,528
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Hamilton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hamilton
Location	AL
Initial Cost [Abstract]
Land	214,198
Buildings, Improvements and Acquisition Fees	397,991
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	214,198
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	397,991
Gross Amount at Which Carried at Close of Period Total	612,189
Accumulated Depreciation	84,241
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greenville
Location	AL
Initial Cost [Abstract]
Land	226,108
Buildings, Improvements and Acquisition Fees	420,117
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	226,108
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,117
Gross Amount at Which Carried at Close of Period Total	646,225
Accumulated Depreciation	88,925
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Gardendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gardendale
Location	AL
Initial Cost [Abstract]
Land	398,669
Buildings, Improvements and Acquisition Fees	740,568
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	398,669
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	740,568
Gross Amount at Which Carried at Close of Period Total	1,139,237
Accumulated Depreciation	307,333
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Hoover [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hoover
Location	AL
Initial Cost [Abstract]
Land	251,434
Buildings, Improvements and Acquisition Fees	467,185
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	251,434
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,185
Gross Amount at Which Carried at Close of Period Total	718,619
Accumulated Depreciation	193,879
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Mobile [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mobile
Location	AL
Initial Cost [Abstract]
Land	286,333
Buildings, Improvements and Acquisition Fees	531,950
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	286,333
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	531,950
Gross Amount at Which Carried at Close of Period Total	818,283
Accumulated Depreciation	112,596
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Fort Payne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Payne
Location	AL
Initial Cost [Abstract]
Land	303,056
Buildings, Improvements and Acquisition Fees	563,001
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	303,056
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	563,001
Gross Amount at Which Carried at Close of Period Total	866,057
Accumulated Depreciation	233,643
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Gadsden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gadsden
Location	AL
Initial Cost [Abstract]
Land	242,194
Buildings, Improvements and Acquisition Fees	449,977
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	242,194
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	449,977
Gross Amount at Which Carried at Close of Period Total	692,171
Accumulated Depreciation	95,245
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Alabaster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Alabaster
Location	AL
Initial Cost [Abstract]
Land	335,197
Buildings, Improvements and Acquisition Fees	622,697
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	335,197
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	622,697
Gross Amount at Which Carried at Close of Period Total	957,894
Accumulated Depreciation	131,804
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Andalusia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Andalusia
Location	AL
Initial Cost [Abstract]
Land	252,403
Buildings, Improvements and Acquisition Fees	468,949
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	252,403
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	468,949
Gross Amount at Which Carried at Close of Period Total	721,352
Accumulated Depreciation	99,261
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Atmore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Atmore
Location	AL
Initial Cost [Abstract]
Land	272,044
Buildings, Improvements and Acquisition Fees	505,636
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	272,044
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	505,636
Gross Amount at Which Carried at Close of Period Total	777,680
Accumulated Depreciation	209,833
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Attalla [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Attalla
Location	AL
Initial Cost [Abstract]
Land	148,993
Buildings, Improvements and Acquisition Fees	276,890
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	148,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	276,890
Gross Amount at Which Carried at Close of Period Total	425,883
Accumulated Depreciation	58,608
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Bessemer [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bessemer
Location	AL
Initial Cost [Abstract]
Land	172,438
Buildings, Improvements and Acquisition Fees	320,429
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	172,438
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	320,429
Gross Amount at Which Carried at Close of Period Total	492,867
Accumulated Depreciation	67,824
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Brent [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brent
Location	AL
Initial Cost [Abstract]
Land	134,432
Buildings, Improvements and Acquisition Fees	249,846
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	134,432
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	249,846
Gross Amount at Which Carried at Close of Period Total	384,278
Accumulated Depreciation	52,884
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Clanton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Clanton
Location	AL
Initial Cost [Abstract]
Land	230,036
Buildings, Improvements and Acquisition Fees	427,391
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,036
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	427,391
Gross Amount at Which Carried at Close of Period Total	657,427
Accumulated Depreciation	177,365
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Demopolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Demopolis
Location	AL
Initial Cost [Abstract]
Land	251,349
Buildings, Improvements and Acquisition Fees	466,972
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	251,349
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	466,972
Gross Amount at Which Carried at Close of Period Total	718,321
Accumulated Depreciation	193,791
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Evergreen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Evergreen
Location	AL
Initial Cost [Abstract]
Land	148,982
Buildings, Improvements and Acquisition Fees	276,881
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	148,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	276,881
Gross Amount at Which Carried at Close of Period Total	425,863
Accumulated Depreciation	58,606
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Haleyville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Haleyville
Location	AL
Initial Cost [Abstract]
Land	262,500
Buildings, Improvements and Acquisition Fees	488,357
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	262,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	488,357
Gross Amount at Which Carried at Close of Period Total	750,857
Accumulated Depreciation	78,950
Date Acquired	12/21/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Hueytown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hueytown
Location	AL
Initial Cost [Abstract]
Land	281,422
Buildings, Improvements and Acquisition Fees	522,828
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,422
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	522,828
Gross Amount at Which Carried at Close of Period Total	804,250
Accumulated Depreciation	110,665
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Leeds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Leeds
Location	AL
Initial Cost [Abstract]
Land	171,145
Buildings, Improvements and Acquisition Fees	318,028
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	171,145
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	318,028
Gross Amount at Which Carried at Close of Period Total	489,173
Accumulated Depreciation	67,316
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Montgomery1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	145,206
Buildings, Improvements and Acquisition Fees	269,870
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,206
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	269,870
Gross Amount at Which Carried at Close of Period Total	415,076
Accumulated Depreciation	57,122
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Montgomery2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Montgomery
Location	AL
Initial Cost [Abstract]
Land	380,468
Buildings, Improvements and Acquisition Fees	706,777
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	380,468
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	706,777
Gross Amount at Which Carried at Close of Period Total	1,087,245
Accumulated Depreciation	147,245
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Opp [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Opp
Location	AL
Initial Cost [Abstract]
Land	160,778
Buildings, Improvements and Acquisition Fees	298,782
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	160,778
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	298,782
Gross Amount at Which Carried at Close of Period Total	459,560
Accumulated Depreciation	62,246
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Prattville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Prattville
Location	AL
Initial Cost [Abstract]
Land	254,278
Buildings, Improvements and Acquisition Fees	472,432
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	254,278
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	472,432
Gross Amount at Which Carried at Close of Period Total	726,710
Accumulated Depreciation	99,998
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Trussville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Trussville
Location	AL
Initial Cost [Abstract]
Land	256,485
Buildings, Improvements and Acquisition Fees	476,510
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	256,485
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	476,510
Gross Amount at Which Carried at Close of Period Total	732,995
Accumulated Depreciation	99,273
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AL [Member] | Warrior [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Warrior
Location	AL
Initial Cost [Abstract]
Land	159,109
Buildings, Improvements and Acquisition Fees	295,676
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	159,109
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	295,676
Gross Amount at Which Carried at Close of Period Total	454,785
Accumulated Depreciation	62,585
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | DE [Member] | Newark [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newark
Location	DE
Initial Cost [Abstract]
Land	647,500
Buildings, Improvements and Acquisition Fees	1,203,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	647,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,203,300
Gross Amount at Which Carried at Close of Period Total	1,850,800
Accumulated Depreciation	210,576
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Cedar Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Rapids
Location	IA
Initial Cost [Abstract]
Land	125,076
Buildings, Improvements and Acquisition Fees	233,206
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	125,076
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	233,206
Gross Amount at Which Carried at Close of Period Total	358,282
Accumulated Depreciation	56,357
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Cedar Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Falls
Location	IA
Initial Cost [Abstract]
Land	208,411
Buildings, Improvements and Acquisition Fees	387,971
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	208,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	387,971
Gross Amount at Which Carried at Close of Period Total	596,382
Accumulated Depreciation	93,759
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Cedar Falls1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cedar Falls
Location	IA
Initial Cost [Abstract]
Land	187,250
Buildings, Improvements and Acquisition Fees	349,057
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	187,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	349,057
Gross Amount at Which Carried at Close of Period Total	536,307
Accumulated Depreciation	56,427
Date Acquired	12/21/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Fort Dodge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Dodge
Location	IA
Initial Cost [Abstract]
Land	388,815
Buildings, Improvements and Acquisition Fees	722,573
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	388,815
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	722,573
Gross Amount at Which Carried at Close of Period Total	1,111,388
Accumulated Depreciation	152,945
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Oelwein [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Oelwein
Location	IA
Initial Cost [Abstract]
Land	84,244
Buildings, Improvements and Acquisition Fees	157,375
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	84,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	157,375
Gross Amount at Which Carried at Close of Period Total	241,619
Accumulated Depreciation	38,031
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Urbandale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Urbandale
Location	IA
Initial Cost [Abstract]
Land	395,896
Buildings, Improvements and Acquisition Fees	735,724
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	395,896
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	735,724
Gross Amount at Which Carried at Close of Period Total	1,131,620
Accumulated Depreciation	155,728
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IA [Member] | Waterloo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waterloo
Location	IA
Initial Cost [Abstract]
Land	263,555
Buildings, Improvements and Acquisition Fees	490,374
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	263,555
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	490,374
Gross Amount at Which Carried at Close of Period Total	753,929
Accumulated Depreciation	115,238
Date Acquired	2/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ID [Member] | Boise [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Boise
Location	ID
Initial Cost [Abstract]
Land	190,894
Buildings, Improvements and Acquisition Fees	824,305
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	283
Gross Amount at Which Carried at Close of Period Land	190,894
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	824,588
Gross Amount at Which Carried at Close of Period Total	1,015,482
Accumulated Depreciation	407,744
Date Acquired	5/17/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ID [Member] | Boise1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Boise
Location	ID
Initial Cost [Abstract]
Land	161,352
Buildings, Improvements and Acquisition Fees	735,104
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	283
Gross Amount at Which Carried at Close of Period Land	161,352
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	735,387
Gross Amount at Which Carried at Close of Period Total	896,739
Accumulated Depreciation	317,104
Date Acquired	10/7/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ID [Member] | Rexburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rexburg
Location	ID
Initial Cost [Abstract]
Land	90,760
Buildings, Improvements and Acquisition Fees	420,787
Cost Capitalized Subsequent to Acquisition Improvements	14,890
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	90,760
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	435,677
Gross Amount at Which Carried at Close of Period Total	526,437
Accumulated Depreciation	420,828
Date Acquired	11/25/1985
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Troy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Troy
Location	IL
Initial Cost [Abstract]
Land	230,000
Buildings, Improvements and Acquisition Fees	281,230
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	281,230
Gross Amount at Which Carried at Close of Period Total	511,230
Accumulated Depreciation	4,218
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Lincoln [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lincoln
Location	IL
Initial Cost [Abstract]
Land	206,532
Buildings, Improvements and Acquisition Fees	383,970
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	206,532
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	383,970
Gross Amount at Which Carried at Close of Period Total	590,502
Accumulated Depreciation	159,342
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Joliet [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Joliet
Location	IL
Initial Cost [Abstract]
Land	280,903
Buildings, Improvements and Acquisition Fees	522,424
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,903
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	522,424
Gross Amount at Which Carried at Close of Period Total	803,327
Accumulated Depreciation	91,422
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Westmont [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westmont
Location	IL
Initial Cost [Abstract]
Land	475,300
Buildings, Improvements and Acquisition Fees	883,468
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	475,300
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	883,468
Gross Amount at Which Carried at Close of Period Total	1,358,768
Accumulated Depreciation	154,605
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Highland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Highland
Location	IL
Initial Cost [Abstract]
Land	130,000
Buildings, Improvements and Acquisition Fees	454,866
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	130,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	454,866
Gross Amount at Which Carried at Close of Period Total	584,866
Accumulated Depreciation	6,823
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Godfrey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Godfrey
Location	IL
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	282,701
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	282,701
Gross Amount at Which Carried at Close of Period Total	482,701
Accumulated Depreciation	4,241
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Litchfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Litchfield
Location	IL
Initial Cost [Abstract]
Land	130,000
Buildings, Improvements and Acquisition Fees	363,760
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	130,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	363,760
Gross Amount at Which Carried at Close of Period Total	493,760
Accumulated Depreciation	5,456
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Waukegan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waukegan
Location	IL
Initial Cost [Abstract]
Land	496,908
Buildings, Improvements and Acquisition Fees	923,576
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	496,908
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	923,576
Gross Amount at Which Carried at Close of Period Total	1,420,484
Accumulated Depreciation	161,624
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Bethalto [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bethalto
Location	IL
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	166,596
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	166,596
Gross Amount at Which Carried at Close of Period Total	346,596
Accumulated Depreciation	2,499
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Buffalo Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buffalo Grove
Location	IL
Initial Cost [Abstract]
Land	306,250
Buildings, Improvements and Acquisition Fees	569,693
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	306,250
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	569,693
Gross Amount at Which Carried at Close of Period Total	875,943
Accumulated Depreciation	99,694
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Cahokia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cahokia
Location	IL
Initial Cost [Abstract]
Land	70,000
Buildings, Improvements and Acquisition Fees	613,995
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	70,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	613,995
Gross Amount at Which Carried at Close of Period Total	683,995
Accumulated Depreciation	9,210
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Carlyle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Carlyle
Location	IL
Initial Cost [Abstract]
Land	80,000
Buildings, Improvements and Acquisition Fees	428,860
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	80,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	428,860
Gross Amount at Which Carried at Close of Period Total	508,860
Accumulated Depreciation	6,433
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Centralia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Centralia
Location	IL
Initial Cost [Abstract]
Land	225,966
Buildings, Improvements and Acquisition Fees	420,573
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,966
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,573
Gross Amount at Which Carried at Close of Period Total	646,539
Accumulated Depreciation	101,637
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Countryside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Countryside
Location	IL
Initial Cost [Abstract]
Land	301,000
Buildings, Improvements and Acquisition Fees	559,824
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	301,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	559,824
Gross Amount at Which Carried at Close of Period Total	860,824
Accumulated Depreciation	97,965
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Edwardsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Edwardsville
Location	IL
Initial Cost [Abstract]
Land	360,000
Buildings, Improvements and Acquisition Fees	328,978
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	360,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	328,978
Gross Amount at Which Carried at Close of Period Total	688,978
Accumulated Depreciation	4,935
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Elgin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elgin
Location	IL
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	1,300,943
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,300,943
Gross Amount at Which Carried at Close of Period Total	2,000,943
Accumulated Depreciation	227,663
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Fairview Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fairview Heights
Location	IL
Initial Cost [Abstract]
Land	660,652
Buildings, Improvements and Acquisition Fees	1,227,321
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	660,652
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,227,321
Gross Amount at Which Carried at Close of Period Total	1,887,973
Accumulated Depreciation	300,694
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Gurnee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gurnee
Location	IL
Initial Cost [Abstract]
Land	735,000
Buildings, Improvements and Acquisition Fees	1,365,747
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	735,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,365,747
Gross Amount at Which Carried at Close of Period Total	2,100,747
Accumulated Depreciation	239,004
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Jerseyville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jerseyville
Location	IL
Initial Cost [Abstract]
Land	150,000
Buildings, Improvements and Acquisition Fees	420,481
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,481
Gross Amount at Which Carried at Close of Period Total	570,481
Accumulated Depreciation	6,307
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Mascoutah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mascoutah
Location	IL
Initial Cost [Abstract]
Land	80,000
Buildings, Improvements and Acquisition Fees	435,792
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	80,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	435,792
Gross Amount at Which Carried at Close of Period Total	515,792
Accumulated Depreciation	6,537
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Red Bud [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Red Bud
Location	IL
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	251,200
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	251,200
Gross Amount at Which Carried at Close of Period Total	431,200
Accumulated Depreciation	3,768
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Rock Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rock Island
Location	IL
Initial Cost [Abstract]
Land	138,463
Buildings, Improvements and Acquisition Fees	258,066
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	138,463
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	258,066
Gross Amount at Which Carried at Close of Period Total	396,529
Accumulated Depreciation	62,365
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Sparta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sparta
Location	IL
Initial Cost [Abstract]
Land	240,000
Buildings, Improvements and Acquisition Fees	236,571
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	236,571
Gross Amount at Which Carried at Close of Period Total	476,571
Accumulated Depreciation	3,549
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IL [Member] | Wood River [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wood River
Location	IL
Initial Cost [Abstract]
Land	180,000
Buildings, Improvements and Acquisition Fees	369,377
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	180,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,377
Gross Amount at Which Carried at Close of Period Total	549,377
Accumulated Depreciation	5,541
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Muncie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	644,177
Buildings, Improvements and Acquisition Fees	1,196,786
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	644,177
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,196,786
Gross Amount at Which Carried at Close of Period Total	1,840,963
Accumulated Depreciation	293,213
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	437,500
Buildings, Improvements and Acquisition Fees	813,225
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	437,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	813,225
Gross Amount at Which Carried at Close of Period Total	1,250,725
Accumulated Depreciation	142,313
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Westfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Westfield
Location	IN
Initial Cost [Abstract]
Land	213,341
Buildings, Improvements and Acquisition Fees	477,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	211
Gross Amount at Which Carried at Close of Period Land	213,341
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	477,511
Gross Amount at Which Carried at Close of Period Total	690,852
Accumulated Depreciation	418,331
Date Acquired	12/21/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	IN
Initial Cost [Abstract]
Land	426,384
Buildings, Improvements and Acquisition Fees	792,314
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	426,384
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	792,314
Gross Amount at Which Carried at Close of Period Total	1,218,698
Accumulated Depreciation	191,476
Date Acquired	12/13/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Elkhart [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Elkhart
Location	IN
Initial Cost [Abstract]
Land	496,306
Buildings, Improvements and Acquisition Fees	922,168
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	496,306
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	922,168
Gross Amount at Which Carried at Close of Period Total	1,418,474
Accumulated Depreciation	225,931
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Muncie1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	136,400
Buildings, Improvements and Acquisition Fees	632,380
Cost Capitalized Subsequent to Acquisition Improvements	8,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	136,400
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	640,380
Gross Amount at Which Carried at Close of Period Total	776,780
Accumulated Depreciation	632,380
Date Acquired	3/18/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | South Bend [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	South Bend
Location	IN
Initial Cost [Abstract]
Land	133,200
Buildings, Improvements and Acquisition Fees	617,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	134
Gross Amount at Which Carried at Close of Period Land	133,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	617,679
Gross Amount at Which Carried at Close of Period Total	750,879
Accumulated Depreciation	617,585
Date Acquired	4/28/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Washington
Location	IN
Initial Cost [Abstract]
Land	155,856
Buildings, Improvements and Acquisition Fees	290,368
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	155,856
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	290,368
Gross Amount at Which Carried at Close of Period Total	446,224
Accumulated Depreciation	70,171
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Evansville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Evansville
Location	IN
Initial Cost [Abstract]
Land	136,738
Buildings, Improvements and Acquisition Fees	254,864
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	136,738
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	254,864
Gross Amount at Which Carried at Close of Period Total	391,602
Accumulated Depreciation	61,591
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Jasper [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jasper
Location	IN
Initial Cost [Abstract]
Land	129,919
Buildings, Improvements and Acquisition Fees	242,199
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	129,919
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	242,199
Gross Amount at Which Carried at Close of Period Total	372,118
Accumulated Depreciation	58,530
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Kokomo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kokomo
Location	IN
Initial Cost [Abstract]
Land	417,330
Buildings, Improvements and Acquisition Fees	775,555
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	417,330
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	775,555
Gross Amount at Which Carried at Close of Period Total	1,192,885
Accumulated Depreciation	179,670
Date Acquired	3/28/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Muncie2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Muncie
Location	IN
Initial Cost [Abstract]
Land	67,156
Buildings, Improvements and Acquisition Fees	149,157
Cost Capitalized Subsequent to Acquisition Improvements	13,837
Cost Capitalized Subsequent to Acquisition Carrying Costs	85
Gross Amount at Which Carried at Close of Period Land	67,156
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	163,079
Gross Amount at Which Carried at Close of Period Total	230,235
Accumulated Depreciation	145,479
Date Acquired	3/30/1988
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Munster [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Munster
Location	IN
Initial Cost [Abstract]
Land	560,000
Buildings, Improvements and Acquisition Fees	1,040,943
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	560,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,040,943
Gross Amount at Which Carried at Close of Period Total	1,600,943
Accumulated Depreciation	182,163
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Newburgh [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Newburgh
Location	IN
Initial Cost [Abstract]
Land	161,193
Buildings, Improvements and Acquisition Fees	300,280
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	161,193
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	300,280
Gross Amount at Which Carried at Close of Period Total	461,473
Accumulated Depreciation	72,567
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | IN [Member] | Valparaiso [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Valparaiso
Location	IN
Initial Cost [Abstract]
Land	365,612
Buildings, Improvements and Acquisition Fees	679,507
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	365,612
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	679,507
Gross Amount at Which Carried at Close of Period Total	1,045,119
Accumulated Depreciation	161,949
Date Acquired	1/11/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	190,000
Buildings, Improvements and Acquisition Fees	700,039
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	700,039
Gross Amount at Which Carried at Close of Period Total	890,039
Accumulated Depreciation	10,501
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Topeka [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Topeka
Location	KS
Initial Cost [Abstract]
Land	232,146
Buildings, Improvements and Acquisition Fees	431,853
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	232,146
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	431,853
Gross Amount at Which Carried at Close of Period Total	663,999
Accumulated Depreciation	75,572
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Overland Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Overland Park
Location	KS
Initial Cost [Abstract]
Land	408,578
Buildings, Improvements and Acquisition Fees	759,513
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	408,578
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	759,513
Gross Amount at Which Carried at Close of Period Total	1,168,091
Accumulated Depreciation	132,913
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Kansas City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	170,000
Buildings, Improvements and Acquisition Fees	214,040
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	214,040
Gross Amount at Which Carried at Close of Period Total	384,040
Accumulated Depreciation	3,211
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Chanute [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chanute
Location	KS
Initial Cost [Abstract]
Land	330,852
Buildings, Improvements and Acquisition Fees	615,008
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	330,852
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	615,008
Gross Amount at Which Carried at Close of Period Total	945,860
Accumulated Depreciation	130,177
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Fort Scott [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Scott
Location	KS
Initial Cost [Abstract]
Land	269,301
Buildings, Improvements and Acquisition Fees	500,698
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,301
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	500,698
Gross Amount at Which Carried at Close of Period Total	769,999
Accumulated Depreciation	105,981
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Kansas City2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	624,304
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	624,304
Gross Amount at Which Carried at Close of Period Total	834,304
Accumulated Depreciation	9,365
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Kansas City3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	KS
Initial Cost [Abstract]
Land	140,000
Buildings, Improvements and Acquisition Fees	767,812
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	140,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	767,812
Gross Amount at Which Carried at Close of Period Total	907,812
Accumulated Depreciation	11,517
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Lawrence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawrence
Location	KS
Initial Cost [Abstract]
Land	410,000
Buildings, Improvements and Acquisition Fees	338,788
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	410,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	338,788
Gross Amount at Which Carried at Close of Period Total	748,788
Accumulated Depreciation	5,082
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Overland Park1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Overland Park
Location	KS
Initial Cost [Abstract]
Land	754,020
Buildings, Improvements and Acquisition Fees	1,401,069
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	754,020
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,401,069
Gross Amount at Which Carried at Close of Period Total	2,155,089
Accumulated Depreciation	245,185
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KS [Member] | Parsons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parsons
Location	KS
Initial Cost [Abstract]
Land	318,516
Buildings, Improvements and Acquisition Fees	592,099
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	318,516
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	592,099
Gross Amount at Which Carried at Close of Period Total	910,615
Accumulated Depreciation	125,328
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MI [Member] | Canton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Canton
Location	MI
Initial Cost [Abstract]
Land	279,923
Buildings, Improvements and Acquisition Fees	521,223
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	279,923
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	521,223
Gross Amount at Which Carried at Close of Period Total	801,146
Accumulated Depreciation	91,212
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MI [Member] | Livonia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Livonia
Location	MI
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	651,446
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	651,446
Gross Amount at Which Carried at Close of Period Total	1,001,446
Accumulated Depreciation	114,001
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NE [Member] | Omaha [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	444,460
Buildings, Improvements and Acquisition Fees	825,938
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	444,460
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	825,938
Gross Amount at Which Carried at Close of Period Total	1,270,398
Accumulated Depreciation	196,849
Date Acquired	1/11/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NE [Member] | Omaha1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Omaha
Location	NE
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	650,877
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,877
Gross Amount at Which Carried at Close of Period Total	1,000,877
Accumulated Depreciation	113,901
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | NM [Member] | Albuquerque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Albuquerque
Location	NM
Initial Cost [Abstract]
Land	471,899
Buildings, Improvements and Acquisition Fees	876,928
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	471,899
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	876,928
Gross Amount at Which Carried at Close of Period Total	1,348,827
Accumulated Depreciation	153,461
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OH [Member] | Cincinnati [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cincinnati
Location	OH
Initial Cost [Abstract]
Land	299,187
Buildings, Improvements and Acquisition Fees	556,978
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	299,187
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	556,978
Gross Amount at Which Carried at Close of Period Total	856,165
Accumulated Depreciation	97,448
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OH [Member] | Parma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parma
Location	OH
Initial Cost [Abstract]
Land	473,710
Buildings, Improvements and Acquisition Fees	881,038
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	473,710
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	881,038
Gross Amount at Which Carried at Close of Period Total	1,354,748
Accumulated Depreciation	154,180
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OH [Member] | Toledo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Toledo
Location	OH
Initial Cost [Abstract]
Land	633,461
Buildings, Improvements and Acquisition Fees	1,177,718
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	633,461
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,177,718
Gross Amount at Which Carried at Close of Period Total	1,811,179
Accumulated Depreciation	206,099
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OH [Member] | Mentor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mentor
Location	OH
Initial Cost [Abstract]
Land	394,450
Buildings, Improvements and Acquisition Fees	734,205
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	394,450
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	734,205
Gross Amount at Which Carried at Close of Period Total	1,128,655
Accumulated Depreciation	128,472
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OR [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	OR
Initial Cost [Abstract]
Land	198,540
Buildings, Improvements and Acquisition Fees	689,507
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	198,540
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	689,507
Gross Amount at Which Carried at Close of Period Total	888,047
Accumulated Depreciation	413,389
Date Acquired	5/23/1989
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | PA [Member] | Philadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Philadelphia
Location	PA
Initial Cost [Abstract]
Land	423,333
Buildings, Improvements and Acquisition Fees	787,125
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	423,333
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	787,125
Gross Amount at Which Carried at Close of Period Total	1,210,458
Accumulated Depreciation	137,745
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | PA [Member] | Greensburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Greensburg
Location	PA
Initial Cost [Abstract]
Land	315,000
Buildings, Improvements and Acquisition Fees	586,368
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,368
Gross Amount at Which Carried at Close of Period Total	901,368
Accumulated Depreciation	102,611
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | PA [Member] | Abington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Abington
Location	PA
Initial Cost [Abstract]
Land	778,103
Buildings, Improvements and Acquisition Fees	1,445,849
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	778,103
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,445,849
Gross Amount at Which Carried at Close of Period Total	2,223,952
Accumulated Depreciation	253,022
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | WA [Member] | Spokane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spokane
Location	WA
Initial Cost [Abstract]
Land	479,531
Buildings, Improvements and Acquisition Fees	646,719
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	479,531
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	646,719
Gross Amount at Which Carried at Close of Period Total	1,126,250
Accumulated Depreciation	356,721
Date Acquired	3/27/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Lexington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	KY
Initial Cost [Abstract]
Land	655,085
Buildings, Improvements and Acquisition Fees	1,216,983
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	655,085
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,216,983
Gross Amount at Which Carried at Close of Period Total	1,872,068
Accumulated Depreciation	298,161
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Lexington1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lexington
Location	KY
Initial Cost [Abstract]
Land	122,200
Buildings, Improvements and Acquisition Fees	1,400
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	31,682
Gross Amount at Which Carried at Close of Period Land	122,200
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	33,082
Gross Amount at Which Carried at Close of Period Total	155,282
Accumulated Depreciation	8,094
Date Acquired	12/3/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Bowling Green [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bowling Green
Location	KY
Initial Cost [Abstract]
Land	685,246
Buildings, Improvements and Acquisition Fees	1,273,002
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	685,246
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,273,002
Gross Amount at Which Carried at Close of Period Total	1,958,248
Accumulated Depreciation	311,885
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Hazard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hazard
Location	KY
Initial Cost [Abstract]
Land	243,836
Buildings, Improvements and Acquisition Fees	453,025
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	8
Gross Amount at Which Carried at Close of Period Land	243,836
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	453,033
Gross Amount at Which Carried at Close of Period Total	696,869
Accumulated Depreciation	95,891
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Madisonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madisonville
Location	KY
Initial Cost [Abstract]
Land	422,501
Buildings, Improvements and Acquisition Fees	784,831
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	422,501
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	784,831
Gross Amount at Which Carried at Close of Period Total	1,207,332
Accumulated Depreciation	166,123
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | KY [Member] | Paducah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Paducah
Location	KY
Initial Cost [Abstract]
Land	673,551
Buildings, Improvements and Acquisition Fees	1,251,276
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	673,551
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,251,276
Gross Amount at Which Carried at Close of Period Total	1,924,827
Accumulated Depreciation	306,563
Date Acquired	11/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MA [Member] | Lawrence [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lawrence
Location	MA
Initial Cost [Abstract]
Land	910,000
Buildings, Improvements and Acquisition Fees	1,690,877
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	910,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,690,877
Gross Amount at Which Carried at Close of Period Total	2,600,877
Accumulated Depreciation	295,900
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MA [Member] | Fall River [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fall River
Location	MA
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,787,831
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,787,831
Gross Amount at Which Carried at Close of Period Total	2,750,331
Accumulated Depreciation	312,870
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MD [Member] | Hagerstown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hagerstown
Location	MD
Initial Cost [Abstract]
Land	499,396
Buildings, Improvements and Acquisition Fees	928,250
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	499,396
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	928,250
Gross Amount at Which Carried at Close of Period Total	1,427,646
Accumulated Depreciation	162,442
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Kansas City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	MO
Initial Cost [Abstract]
Land	315,334
Buildings, Improvements and Acquisition Fees	586,423
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	315,334
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	586,423
Gross Amount at Which Carried at Close of Period Total	901,757
Accumulated Depreciation	102,620
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Mt. Vernon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mt. Vernon
Location	MO
Initial Cost [Abstract]
Land	160,000
Buildings, Improvements and Acquisition Fees	282,586
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	160,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	282,586
Gross Amount at Which Carried at Close of Period Total	442,586
Accumulated Depreciation	159,651
Date Acquired	11/20/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	MO
Initial Cost [Abstract]
Land	251,381
Buildings, Improvements and Acquisition Fees	467,418
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	251,381
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,418
Gross Amount at Which Carried at Close of Period Total	718,799
Accumulated Depreciation	98,937
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Springfield1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	MO
Initial Cost [Abstract]
Land	225,939
Buildings, Improvements and Acquisition Fees	420,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	225,939
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	420,162
Gross Amount at Which Carried at Close of Period Total	646,101
Accumulated Depreciation	87,534
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Grandview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grandview
Location	MO
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	235,370
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	235,370
Gross Amount at Which Carried at Close of Period Total	515,370
Accumulated Depreciation	3,531
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Florissant [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florissant
Location	MO
Initial Cost [Abstract]
Land	290,000
Buildings, Improvements and Acquisition Fees	86,396
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	290,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	86,396
Gross Amount at Which Carried at Close of Period Total	376,396
Accumulated Depreciation	1,296
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Florissant1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Florissant
Location	MO
Initial Cost [Abstract]
Land	250,000
Buildings, Improvements and Acquisition Fees	239,221
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	239,221
Gross Amount at Which Carried at Close of Period Total	489,221
Accumulated Depreciation	3,588
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | St. Louis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Louis
Location	MO
Initial Cost [Abstract]
Land	340,000
Buildings, Improvements and Acquisition Fees	88,519
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	340,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	88,519
Gross Amount at Which Carried at Close of Period Total	428,519
Accumulated Depreciation	1,328
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Kansas City1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	MO
Initial Cost [Abstract]
Land	230,000
Buildings, Improvements and Acquisition Fees	484,010
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	230,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	484,010
Gross Amount at Which Carried at Close of Period Total	714,010
Accumulated Depreciation	7,260
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Bridgeton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bridgeton
Location	MO
Initial Cost [Abstract]
Land	570,000
Buildings, Improvements and Acquisition Fees	228,347
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	570,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	228,347
Gross Amount at Which Carried at Close of Period Total	798,347
Accumulated Depreciation	3,425
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Cape Girardeau [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Cape Girardeau
Location	MO
Initial Cost [Abstract]
Land	450,078
Buildings, Improvements and Acquisition Fees	836,372
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	450,078
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	836,372
Gross Amount at Which Carried at Close of Period Total	1,286,450
Accumulated Depreciation	199,335
Date Acquired	1/11/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Raymore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Raymore
Location	MO
Initial Cost [Abstract]
Land	460,000
Buildings, Improvements and Acquisition Fees	663,580
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	460,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	663,580
Gross Amount at Which Carried at Close of Period Total	1,123,580
Accumulated Depreciation	9,954
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | St. Robert [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Robert
Location	MO
Initial Cost [Abstract]
Land	329,242
Buildings, Improvements and Acquisition Fees	611,728
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	329,242
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	611,728
Gross Amount at Which Carried at Close of Period Total	940,970
Accumulated Depreciation	253,864
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Kansas City2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kansas City
Location	MO
Initial Cost [Abstract]
Land	200,000
Buildings, Improvements and Acquisition Fees	339,994
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	339,994
Gross Amount at Which Carried at Close of Period Total	539,994
Accumulated Depreciation	5,100
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Affton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Affton
Location	MO
Initial Cost [Abstract]
Land	120,000
Buildings, Improvements and Acquisition Fees	171,955
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	120,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	171,955
Gross Amount at Which Carried at Close of Period Total	291,955
Accumulated Depreciation	2,579
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Bolivar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bolivar
Location	MO
Initial Cost [Abstract]
Land	237,094
Buildings, Improvements and Acquisition Fees	440,596
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	237,094
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	440,596
Gross Amount at Which Carried at Close of Period Total	677,690
Accumulated Depreciation	182,844
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Buffalo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Buffalo
Location	MO
Initial Cost [Abstract]
Land	159,346
Buildings, Improvements and Acquisition Fees	296,519
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	24
Gross Amount at Which Carried at Close of Period Land	159,346
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	296,543
Gross Amount at Which Carried at Close of Period Total	455,889
Accumulated Depreciation	62,781
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Joplin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Joplin
Location	MO
Initial Cost [Abstract]
Land	301,207
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	301,207
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	301,207
Accumulated Depreciation	0
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Joplin1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Joplin
Location	MO
Initial Cost [Abstract]
Land	281,001
Buildings, Improvements and Acquisition Fees	522,428
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	281,001
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	522,428
Gross Amount at Which Carried at Close of Period Total	803,429
Accumulated Depreciation	110,581
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Lees Summit11 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lees Summit
Location	MO
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	450,156
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	450,156
Gross Amount at Which Carried at Close of Period Total	950,156
Accumulated Depreciation	6,752
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Mountain Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mountain Grove
Location	MO
Initial Cost [Abstract]
Land	219,704
Buildings, Improvements and Acquisition Fees	408,591
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	219,704
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,591
Gross Amount at Which Carried at Close of Period Total	628,295
Accumulated Depreciation	86,485
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Nevada [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nevada
Location	MO
Initial Cost [Abstract]
Land	290,795
Buildings, Improvements and Acquisition Fees	540,616
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	290,795
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	540,616
Gross Amount at Which Carried at Close of Period Total	831,411
Accumulated Depreciation	114,430
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Nixa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nixa
Location	MO
Initial Cost [Abstract]
Land	251,387
Buildings, Improvements and Acquisition Fees	467,430
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	251,387
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	467,430
Gross Amount at Which Carried at Close of Period Total	718,817
Accumulated Depreciation	98,939
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | St. Louis1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Louis
Location	MO
Initial Cost [Abstract]
Land	500,000
Buildings, Improvements and Acquisition Fees	184,049
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	500,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	184,049
Gross Amount at Which Carried at Close of Period Total	684,049
Accumulated Depreciation	2,761
Date Acquired	8/29/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | MO [Member] | Webb City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Webb City
Location	MO
Initial Cost [Abstract]
Land	337,647
Buildings, Improvements and Acquisition Fees	627,628
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	337,647
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	627,628
Gross Amount at Which Carried at Close of Period Total	965,275
Accumulated Depreciation	132,848
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ND [Member] | Fargo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fargo
Location	ND
Initial Cost [Abstract]
Land	217,057
Buildings, Improvements and Acquisition Fees	403,609
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	217,057
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	403,609
Gross Amount at Which Carried at Close of Period Total	620,666
Accumulated Depreciation	97,539
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ND [Member] | Jamestown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jamestown
Location	ND
Initial Cost [Abstract]
Land	136,523
Buildings, Improvements and Acquisition Fees	254,045
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	136,523
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	254,045
Gross Amount at Which Carried at Close of Period Total	390,568
Accumulated Depreciation	61,394
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ND [Member] | Devils Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Devils Lake
Location	ND
Initial Cost [Abstract]
Land	150,390
Buildings, Improvements and Acquisition Fees	279,798
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	150,390
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	279,798
Gross Amount at Which Carried at Close of Period Total	430,188
Accumulated Depreciation	67,618
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | ND [Member] | Minot [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Minot
Location	ND
Initial Cost [Abstract]
Land	153,870
Buildings, Improvements and Acquisition Fees	286,260
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	153,870
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	286,260
Gross Amount at Which Carried at Close of Period Total	440,130
Accumulated Depreciation	69,180
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Tulsa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tulsa
Location	OK
Initial Cost [Abstract]
Land	295,993
Buildings, Improvements and Acquisition Fees	549,981
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	295,993
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	549,981
Gross Amount at Which Carried at Close of Period Total	845,974
Accumulated Depreciation	228,239
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Broken Arrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Broken Arrow
Location	OK
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	369,002
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	369,002
Gross Amount at Which Carried at Close of Period Total	614,002
Accumulated Depreciation	207,254
Date Acquired	12/12/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Bixby [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bixby
Location	OK
Initial Cost [Abstract]
Land	145,791
Buildings, Improvements and Acquisition Fees	271,272
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,791
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,272
Gross Amount at Which Carried at Close of Period Total	417,063
Accumulated Depreciation	65,557
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Checotah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Checotah
Location	OK
Initial Cost [Abstract]
Land	153,232
Buildings, Improvements and Acquisition Fees	285,092
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	153,232
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	285,092
Gross Amount at Which Carried at Close of Period Total	438,324
Accumulated Depreciation	68,897
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Idabel [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Idabel
Location	OK
Initial Cost [Abstract]
Land	214,244
Buildings, Improvements and Acquisition Fees	398,545
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	214,244
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	398,545
Gross Amount at Which Carried at Close of Period Total	612,789
Accumulated Depreciation	165,387
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Owasso [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Owasso
Location	OK
Initial Cost [Abstract]
Land	327,043
Buildings, Improvements and Acquisition Fees	607,645
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	327,043
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	607,645
Gross Amount at Which Carried at Close of Period Total	934,688
Accumulated Depreciation	252,169
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | OK [Member] | Tahlequah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Tahlequah
Location	OK
Initial Cost [Abstract]
Land	224,982
Buildings, Improvements and Acquisition Fees	418,341
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	224,982
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	418,341
Gross Amount at Which Carried at Close of Period Total	643,323
Accumulated Depreciation	101,099
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SC [Member] | Aiken [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Aiken
Location	SC
Initial Cost [Abstract]
Land	240,937
Buildings, Improvements and Acquisition Fees	447,656
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	240,937
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,656
Gross Amount at Which Carried at Close of Period Total	688,593
Accumulated Depreciation	94,754
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Sioux Falls [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sioux Falls
Location	SD
Initial Cost [Abstract]
Land	340,718
Buildings, Improvements and Acquisition Fees	633,332
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	340,718
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	633,332
Gross Amount at Which Carried at Close of Period Total	974,050
Accumulated Depreciation	125,611
Date Acquired	1/19/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Madison [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Madison
Location	SD
Initial Cost [Abstract]
Land	112,143
Buildings, Improvements and Acquisition Fees	208,660
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	112,143
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	208,660
Gross Amount at Which Carried at Close of Period Total	320,803
Accumulated Depreciation	50,426
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Rapid City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rapid City
Location	SD
Initial Cost [Abstract]
Land	197,967
Buildings, Improvements and Acquisition Fees	368,047
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	197,967
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	368,047
Gross Amount at Which Carried at Close of Period Total	566,014
Accumulated Depreciation	88,944
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Watertown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Watertown
Location	SD
Initial Cost [Abstract]
Land	197,559
Buildings, Improvements and Acquisition Fees	367,289
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	197,559
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	367,289
Gross Amount at Which Carried at Close of Period Total	564,848
Accumulated Depreciation	88,761
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Chamberlain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chamberlain
Location	SD
Initial Cost [Abstract]
Land	139,587
Buildings, Improvements and Acquisition Fees	259,627
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	139,587
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	259,627
Gross Amount at Which Carried at Close of Period Total	399,214
Accumulated Depreciation	62,743
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Spearfish [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spearfish
Location	SD
Initial Cost [Abstract]
Land	142,114
Buildings, Improvements and Acquisition Fees	264,320
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	142,114
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	264,320
Gross Amount at Which Carried at Close of Period Total	406,434
Accumulated Depreciation	63,877
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | SD [Member] | Winner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winner
Location	SD
Initial Cost [Abstract]
Land	115,591
Buildings, Improvements and Acquisition Fees	215,063
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	115,591
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	215,063
Gross Amount at Which Carried at Close of Period Total	330,654
Accumulated Depreciation	51,973
Date Acquired	12/22/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | VA [Member] | Lynchburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lynchburg
Location	VA
Initial Cost [Abstract]
Land	308,824
Buildings, Improvements and Acquisition Fees	573,529
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	308,824
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	573,529
Gross Amount at Which Carried at Close of Period Total	882,353
Accumulated Depreciation	29,632
Date Acquired	9/14/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | VA [Member] | Virginia Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Virginia Beach
Location	VA
Initial Cost [Abstract]
Land	551,588
Buildings, Improvements and Acquisition Fees	797,260
Cost Capitalized Subsequent to Acquisition Improvements	8,975
Cost Capitalized Subsequent to Acquisition Carrying Costs	258
Gross Amount at Which Carried at Close of Period Land	551,588
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	806,493
Gross Amount at Which Carried at Close of Period Total	1,358,081
Accumulated Depreciation	444,733
Date Acquired	2/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | VA [Member] | Woodbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodbridge
Location	VA
Initial Cost [Abstract]
Land	962,500
Buildings, Improvements and Acquisition Fees	1,788,300
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	962,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,788,300
Gross Amount at Which Carried at Close of Period Total	2,750,800
Accumulated Depreciation	312,951
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | VA [Member] | Hampton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hampton
Location	VA
Initial Cost [Abstract]
Land	805,000
Buildings, Improvements and Acquisition Fees	1,495,800
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	805,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,495,800
Gross Amount at Which Carried at Close of Period Total	2,300,800
Accumulated Depreciation	261,763
Date Acquired	8/28/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | WI [Member] | Grafton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grafton
Location	WI
Initial Cost [Abstract]
Land	149,778
Buildings, Improvements and Acquisition Fees	332,664
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	172
Gross Amount at Which Carried at Close of Period Land	149,778
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	332,836
Gross Amount at Which Carried at Close of Period Total	482,614
Accumulated Depreciation	321,935
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | WI [Member] | Green Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Green Bay
Location	WI
Initial Cost [Abstract]
Land	308,131
Buildings, Improvements and Acquisition Fees	572,756
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	308,131
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	572,756
Gross Amount at Which Carried at Close of Period Total	880,887
Accumulated Depreciation	136,507
Date Acquired	1/11/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Shreveport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	359,268
Buildings, Improvements and Acquisition Fees	667,417
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	359,268
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	667,417
Gross Amount at Which Carried at Close of Period Total	1,026,685
Accumulated Depreciation	276,976
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Bossier City [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bossier City
Location	LA
Initial Cost [Abstract]
Land	172,269
Buildings, Improvements and Acquisition Fees	320,497
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	172,269
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	320,497
Gross Amount at Which Carried at Close of Period Total	492,766
Accumulated Depreciation	67,839
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Ruston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Ruston
Location	LA
Initial Cost [Abstract]
Land	170,274
Buildings, Improvements and Acquisition Fees	316,792
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	170,274
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	316,792
Gross Amount at Which Carried at Close of Period Total	487,066
Accumulated Depreciation	67,054
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Jonesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jonesboro
Location	LA
Initial Cost [Abstract]
Land	163,651
Buildings, Improvements and Acquisition Fees	304,492
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	163,651
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	304,492
Gross Amount at Which Carried at Close of Period Total	468,143
Accumulated Depreciation	64,451
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Deridder [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Deridder
Location	LA
Initial Cost [Abstract]
Land	371,127
Buildings, Improvements and Acquisition Fees	690,819
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	371,127
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	690,819
Gross Amount at Which Carried at Close of Period Total	1,061,946
Accumulated Depreciation	125,486
Date Acquired	6/22/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Natchitoches [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Natchitoches
Location	LA
Initial Cost [Abstract]
Land	291,675
Buildings, Improvements and Acquisition Fees	541,890
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	291,675
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	541,890
Gross Amount at Which Carried at Close of Period Total	833,565
Accumulated Depreciation	224,882
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Shreveport1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	154,671
Buildings, Improvements and Acquisition Fees	287,815
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	154,671
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	287,815
Gross Amount at Which Carried at Close of Period Total	442,486
Accumulated Depreciation	60,921
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Shreveport2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	200,033
Buildings, Improvements and Acquisition Fees	372,059
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	200,033
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	372,059
Gross Amount at Which Carried at Close of Period Total	572,092
Accumulated Depreciation	78,752
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Shreveport3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	259,987
Buildings, Improvements and Acquisition Fees	483,401
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	259,987
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	483,401
Gross Amount at Which Carried at Close of Period Total	743,388
Accumulated Depreciation	102,320
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Shreveport4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shreveport
Location	LA
Initial Cost [Abstract]
Land	269,130
Buildings, Improvements and Acquisition Fees	500,382
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	269,130
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	500,382
Gross Amount at Which Carried at Close of Period Total	769,512
Accumulated Depreciation	105,914
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Vivian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vivian
Location	LA
Initial Cost [Abstract]
Land	135,568
Buildings, Improvements and Acquisition Fees	252,338
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	135,568
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	252,338
Gross Amount at Which Carried at Close of Period Total	387,906
Accumulated Depreciation	53,412
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | LA [Member] | Winnfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Winnfield
Location	LA
Initial Cost [Abstract]
Land	145,973
Buildings, Improvements and Acquisition Fees	271,661
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	145,973
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	271,661
Gross Amount at Which Carried at Close of Period Total	417,634
Accumulated Depreciation	57,502
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Jacksonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jacksonville
Location	AR
Initial Cost [Abstract]
Land	267,376
Buildings, Improvements and Acquisition Fees	497,124
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	267,376
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	497,124
Gross Amount at Which Carried at Close of Period Total	764,500
Accumulated Depreciation	105,225
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Little Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Little Rock
Location	AR
Initial Cost [Abstract]
Land	317,000
Buildings, Improvements and Acquisition Fees	589,377
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	317,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	589,377
Gross Amount at Which Carried at Close of Period Total	906,377
Accumulated Depreciation	244,583
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Arkadelphia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Arkadelphia
Location	AR
Initial Cost [Abstract]
Land	248,868
Buildings, Improvements and Acquisition Fees	462,744
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	248,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	462,744
Gross Amount at Which Carried at Close of Period Total	711,612
Accumulated Depreciation	96,405
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Bentonville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bentonville
Location	AR
Initial Cost [Abstract]
Land	377,086
Buildings, Improvements and Acquisition Fees	700,582
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	377,086
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	700,582
Gross Amount at Which Carried at Close of Period Total	1,077,668
Accumulated Depreciation	290,738
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Hope [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hope
Location	AR
Initial Cost [Abstract]
Land	288,643
Buildings, Improvements and Acquisition Fees	536,715
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	288,643
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	536,715
Gross Amount at Which Carried at Close of Period Total	825,358
Accumulated Depreciation	222,728
Date Acquired	8/31/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Jonesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jonesboro
Location	AR
Initial Cost [Abstract]
Land	173,984
Buildings, Improvements and Acquisition Fees	323,371
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	173,984
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	323,371
Gross Amount at Which Carried at Close of Period Total	497,355
Accumulated Depreciation	53,356
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Little Rock1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Little Rock
Location	AR
Initial Cost [Abstract]
Land	216,570
Buildings, Improvements and Acquisition Fees	402,459
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	216,570
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	402,459
Gross Amount at Which Carried at Close of Period Total	619,029
Accumulated Depreciation	66,406
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Malvern [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Malvern
Location	AR
Initial Cost [Abstract]
Land	219,703
Buildings, Improvements and Acquisition Fees	408,588
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	219,703
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	408,588
Gross Amount at Which Carried at Close of Period Total	628,291
Accumulated Depreciation	86,484
Date Acquired	9/14/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | North Little Rock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	North Little Rock
Location	AR
Initial Cost [Abstract]
Land	376,320
Buildings, Improvements and Acquisition Fees	699,138
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	376,320
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	699,138
Gross Amount at Which Carried at Close of Period Total	1,075,458
Accumulated Depreciation	115,358
Date Acquired	11/16/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Pocahontas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pocahontas
Location	AR
Initial Cost [Abstract]
Land	241,128
Buildings, Improvements and Acquisition Fees	447,988
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	241,128
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	447,988
Gross Amount at Which Carried at Close of Period Total	689,116
Accumulated Depreciation	93,331
Date Acquired	10/12/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Restaurants - quick service [Member] | AR [Member] | Siloam Springs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Siloam Springs
Location	AR
Initial Cost [Abstract]
Land	190,000
Buildings, Improvements and Acquisition Fees	352,808
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	190,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	352,808
Gross Amount at Which Carried at Close of Period Total	542,808
Accumulated Depreciation	199,326
Date Acquired	11/20/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Shoe Stores [Member] | NY [Member] | Staten Island [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Staten Island
Location	NY
Initial Cost [Abstract]
Land	3,190,883
Buildings, Improvements and Acquisition Fees	3,413,933
Cost Capitalized Subsequent to Acquisition Improvements	9,932
Cost Capitalized Subsequent to Acquisition Carrying Costs	207,462
Gross Amount at Which Carried at Close of Period Land	3,190,883
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,631,327
Gross Amount at Which Carried at Close of Period Total	6,822,210
Accumulated Depreciation	1,484,873
Date Acquired	3/26/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | AZ [Member] | Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mesa
Location	AZ
Initial Cost [Abstract]
Land	984,890
Buildings, Improvements and Acquisition Fees	1,536,269
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	984,890
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,536,269
Gross Amount at Which Carried at Close of Period Total	2,521,159
Accumulated Depreciation	299,554
Date Acquired	2/12/2007
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | AZ [Member] | Phoenix [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	2,730,000
Buildings, Improvements and Acquisition Fees	4,509,356
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,730,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,509,356
Gross Amount at Which Carried at Close of Period Total	7,239,356
Accumulated Depreciation	217,952
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | AZ [Member] | Phoenix1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Phoenix
Location	AZ
Initial Cost [Abstract]
Land	3,250,000
Buildings, Improvements and Acquisition Fees	5,735,722
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,250,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,735,722
Gross Amount at Which Carried at Close of Period Total	8,985,722
Accumulated Depreciation	277,227
Date Acquired	10/22/2010
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | CA [Member] | Fresno [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fresno
Location	CA
Initial Cost [Abstract]
Land	1,650,000
Buildings, Improvements and Acquisition Fees	3,321,244
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,650,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,321,244
Gross Amount at Which Carried at Close of Period Total	4,971,244
Accumulated Depreciation	1,356,166
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Gainesville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gainesville
Location	FL
Initial Cost [Abstract]
Land	1,296,000
Buildings, Improvements and Acquisition Fees	2,234,554
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,296,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,234,554
Gross Amount at Which Carried at Close of Period Total	3,530,554
Accumulated Depreciation	912,439
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orlando
Location	FL
Initial Cost [Abstract]
Land	1,197,000
Buildings, Improvements and Acquisition Fees	2,573,554
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,197,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,573,554
Gross Amount at Which Carried at Close of Period Total	3,770,554
Accumulated Depreciation	1,050,864
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Melbourne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Melbourne
Location	FL
Initial Cost [Abstract]
Land	994,000
Buildings, Improvements and Acquisition Fees	4,076,554
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	994,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,076,554
Gross Amount at Which Carried at Close of Period Total	5,070,554
Accumulated Depreciation	1,664,589
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Daytona Beach [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Daytona Beach
Location	FL
Initial Cost [Abstract]
Land	608,790
Buildings, Improvements and Acquisition Fees	2,557,564
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	608,790
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,557,564
Gross Amount at Which Carried at Close of Period Total	3,166,354
Accumulated Depreciation	828,477
Date of Construction	9/10/2003
Date Acquired	4/18/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Fort Meyers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Meyers
Location	FL
Initial Cost [Abstract]
Land	1,695,000
Buildings, Improvements and Acquisition Fees	2,025,554
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,695,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,025,554
Gross Amount at Which Carried at Close of Period Total	3,720,554
Accumulated Depreciation	827,097
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | FL [Member] | Jupiter [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jupiter
Location	FL
Initial Cost [Abstract]
Land	1,698,316
Buildings, Improvements and Acquisition Fees	4,352,255
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	247,488
Gross Amount at Which Carried at Close of Period Land	1,698,316
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,599,743
Gross Amount at Which Carried at Close of Period Total	6,298,059
Accumulated Depreciation	1,579,323
Date Acquired	5/3/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | NY [Member] | Glendale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glendale
Location	NY
Initial Cost [Abstract]
Land	5,559,686
Buildings, Improvements and Acquisition Fees	4,447,566
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,559,686
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,447,566
Gross Amount at Which Carried at Close of Period Total	10,007,252
Accumulated Depreciation	1,252,731
Date Acquired	12/29/2004
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | TX [Member] | El Paso [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Paso
Location	TX
Initial Cost [Abstract]
Land	700,000
Buildings, Improvements and Acquisition Fees	2,501,244
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,501,244
Gross Amount at Which Carried at Close of Period Total	3,201,244
Accumulated Depreciation	1,021,333
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | GA [Member] | Pooler [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pooler
Location	GA
Initial Cost [Abstract]
Land	1,339,957
Buildings, Improvements and Acquisition Fees	1,831,350
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,339,957
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,831,350
Gross Amount at Which Carried at Close of Period Total	3,171,307
Accumulated Depreciation	417,822
Date Acquired	3/1/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | IL [Member] | Geneva [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Geneva
Location	IL
Initial Cost [Abstract]
Land	2,082,000
Buildings, Improvements and Acquisition Fees	1,838,888
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,082,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,838,888
Gross Amount at Which Carried at Close of Period Total	3,920,888
Accumulated Depreciation	750,873
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | NE [Member] | Kearney [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Kearney
Location	NE
Initial Cost [Abstract]
Land	173,950
Buildings, Improvements and Acquisition Fees	344,393
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	203
Gross Amount at Which Carried at Close of Period Land	173,950
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	344,596
Gross Amount at Which Carried at Close of Period Total	518,546
Accumulated Depreciation	296,350
Date Acquired	5/1/1990
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | PA [Member] | Mechanicsburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mechanicsburg
Location	PA
Initial Cost [Abstract]
Land	2,101,415
Buildings, Improvements and Acquisition Fees	3,902,912
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,101,415
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,902,912
Gross Amount at Which Carried at Close of Period Total	6,004,327
Accumulated Depreciation	1,580,678
Date Acquired	11/8/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | MD [Member] | Bowie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bowie
Location	MD
Initial Cost [Abstract]
Land	2,084,000
Buildings, Improvements and Acquisition Fees	3,046,888
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,084,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,046,888
Gross Amount at Which Carried at Close of Period Total	5,130,888
Accumulated Depreciation	1,244,140
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | SC [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	SC
Initial Cost [Abstract]
Land	1,145,120
Buildings, Improvements and Acquisition Fees	2,770,957
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	432
Gross Amount at Which Carried at Close of Period Land	1,145,120
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,771,389
Gross Amount at Which Carried at Close of Period Total	3,916,509
Accumulated Depreciation	465,378
Date Acquired	3/3/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | SC [Member] | Spartanburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Spartanburg
Location	SC
Initial Cost [Abstract]
Land	1,234,815
Buildings, Improvements and Acquisition Fees	3,111,921
Cost Capitalized Subsequent to Acquisition Improvements	(428,405)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	806,410
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,111,921
Gross Amount at Which Carried at Close of Period Total	3,918,331
Accumulated Depreciation	844,174
Date Acquired	3/3/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | VA [Member] | Fredericksburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fredericksburg
Location	VA
Initial Cost [Abstract]
Land	1,941,000
Buildings, Improvements and Acquisition Fees	2,979,888
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,941,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,979,888
Gross Amount at Which Carried at Close of Period Total	4,920,888
Accumulated Depreciation	1,216,782
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Sporting Goods [Member] | AK [Member] | Anchorage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Anchorage
Location	AK
Initial Cost [Abstract]
Land	1,486,000
Buildings, Improvements and Acquisition Fees	5,045,244
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,486,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,045,244
Gross Amount at Which Carried at Close of Period Total	6,531,244
Accumulated Depreciation	2,060,133
Date Acquired	10/17/2001
Life on which depreciation in latest Income Statement is computed (in months)	300
Telecommunications [Member] | TX [Member] | Brownsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brownsville
Location	TX
Initial Cost [Abstract]
Land	1,740,479
Buildings, Improvements and Acquisition Fees	11,570,294
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	147
Gross Amount at Which Carried at Close of Period Land	1,740,479
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	11,570,441
Gross Amount at Which Carried at Close of Period Total	13,310,920
Accumulated Depreciation	327,837
Date Acquired	4/1/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Telecommunications [Member] | GA [Member] | Augusta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Augusta
Location	GA
Initial Cost [Abstract]
Land	2,720,359
Buildings, Improvements and Acquisition Fees	11,128,077
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	147
Gross Amount at Which Carried at Close of Period Land	2,720,359
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	11,128,224
Gross Amount at Which Carried at Close of Period Total	13,848,583
Accumulated Depreciation	315,308
Date Acquired	4/1/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Telecommunications [Member] | OR [Member] | Salem [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Salem
Location	OR
Initial Cost [Abstract]
Land	1,721,686
Buildings, Improvements and Acquisition Fees	9,387,216
Cost Capitalized Subsequent to Acquisition Improvements	2,750
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,721,686
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,389,966
Gross Amount at Which Carried at Close of Period Total	11,111,652
Accumulated Depreciation	203,424
Date Acquired	6/22/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | CA [Member] | Chula Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chula Vista
Location	CA
Initial Cost [Abstract]
Land	2,060,287
Buildings, Improvements and Acquisition Fees	8,914,162
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,060,287
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,914,162
Gross Amount at Which Carried at Close of Period Total	10,974,449
Accumulated Depreciation	133,712
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | CA [Member] | Norwalk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Norwalk
Location	CA
Initial Cost [Abstract]
Land	2,466,208
Buildings, Improvements and Acquisition Fees	13,463,098
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,466,208
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,463,098
Gross Amount at Which Carried at Close of Period Total	15,929,306
Accumulated Depreciation	201,946
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | FL [Member] | Naples [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Naples
Location	FL
Initial Cost [Abstract]
Land	2,618,441
Buildings, Improvements and Acquisition Fees	8,979,199
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,618,441
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,979,199
Gross Amount at Which Carried at Close of Period Total	11,597,640
Accumulated Depreciation	4,055,585
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | NY [Member] | Binghamton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Binghamton
Location	NY
Initial Cost [Abstract]
Land	2,700,000
Buildings, Improvements and Acquisition Fees	5,570,505
Cost Capitalized Subsequent to Acquisition Improvements	14,812
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,700,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,585,317
Gross Amount at Which Carried at Close of Period Total	8,285,317
Accumulated Depreciation	1,407,057
Date Acquired	9/29/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | NY [Member] | Henrietta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Henrietta
Location	NY
Initial Cost [Abstract]
Land	2,152,546
Buildings, Improvements and Acquisition Fees	8,953,645
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,152,546
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,953,645
Gross Amount at Which Carried at Close of Period Total	11,106,191
Accumulated Depreciation	134,305
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Fort Worth [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fort Worth
Location	TX
Initial Cost [Abstract]
Land	2,280,000
Buildings, Improvements and Acquisition Fees	2,802,189
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,802,189
Gross Amount at Which Carried at Close of Period Total	5,082,189
Accumulated Depreciation	611,811
Date Acquired	7/26/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Waco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Waco
Location	TX
Initial Cost [Abstract]
Land	1,013,706
Buildings, Improvements and Acquisition Fees	5,880,539
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,013,706
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,880,539
Gross Amount at Which Carried at Close of Period Total	6,894,245
Accumulated Depreciation	1,225,112
Date Acquired	10/6/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Live Oak [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Live Oak
Location	TX
Initial Cost [Abstract]
Land	2,910,035
Buildings, Improvements and Acquisition Fees	12,674,850
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,910,035
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	12,674,850
Gross Amount at Which Carried at Close of Period Total	15,584,885
Accumulated Depreciation	190,123
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Longview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Longview
Location	TX
Initial Cost [Abstract]
Land	2,887,500
Buildings, Improvements and Acquisition Fees	5,363,826
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,887,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,363,826
Gross Amount at Which Carried at Close of Period Total	8,251,326
Accumulated Depreciation	1,296,258
Date Acquired	12/21/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Laredo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Laredo
Location	TX
Initial Cost [Abstract]
Land	2,161,477
Buildings, Improvements and Acquisition Fees	5,561,558
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,161,477
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,561,558
Gross Amount at Which Carried at Close of Period Total	7,723,035
Accumulated Depreciation	1,141,676
Date of Construction	10/11/2006
Date Acquired	8/9/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | TX [Member] | Lubbock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lubbock
Location	TX
Initial Cost [Abstract]
Land	1,642,533
Buildings, Improvements and Acquisition Fees	6,984,372
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,642,533
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	6,984,372
Gross Amount at Which Carried at Close of Period Total	8,626,905
Accumulated Depreciation	104,766
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | GA [Member] | Morrow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Morrow
Location	GA
Initial Cost [Abstract]
Land	2,962,468
Buildings, Improvements and Acquisition Fees	13,170,143
Cost Capitalized Subsequent to Acquisition Improvements	2,540
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,962,468
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,172,683
Gross Amount at Which Carried at Close of Period Total	16,135,151
Accumulated Depreciation	197,573
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | GA [Member] | Austell [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Austell
Location	GA
Initial Cost [Abstract]
Land	2,497,504
Buildings, Improvements and Acquisition Fees	10,148,237
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,497,504
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,148,237
Gross Amount at Which Carried at Close of Period Total	12,645,741
Accumulated Depreciation	152,224
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | GA [Member] | Chamblee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chamblee
Location	GA
Initial Cost [Abstract]
Land	4,329,404
Buildings, Improvements and Acquisition Fees	14,942
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,329,404
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	14,942
Gross Amount at Which Carried at Close of Period Total	4,344,346
Accumulated Depreciation	6,411
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | MN [Member] | Coon Rapids [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coon Rapids
Location	MN
Initial Cost [Abstract]
Land	2,460,040
Buildings, Improvements and Acquisition Fees	14,964,514
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,460,040
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	14,964,514
Gross Amount at Which Carried at Close of Period Total	17,424,554
Accumulated Depreciation	3,766,060
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | MN [Member] | Inver Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Inver Grove
Location	MN
Initial Cost [Abstract]
Land	2,863,272
Buildings, Improvements and Acquisition Fees	15,274,237
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,863,272
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	15,274,237
Gross Amount at Which Carried at Close of Period Total	18,137,509
Accumulated Depreciation	3,844,006
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | AL [Member] | Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Huntsville
Location	AL
Initial Cost [Abstract]
Land	2,810,868
Buildings, Improvements and Acquisition Fees	14,308
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,810,868
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	14,308
Gross Amount at Which Carried at Close of Period Total	2,825,176
Accumulated Depreciation	6,319
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IA [Member] | Council Bluffs [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Council Bluffs
Location	IA
Initial Cost [Abstract]
Land	4,924,553
Buildings, Improvements and Acquisition Fees	11,652,293
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,924,553
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	11,652,293
Gross Amount at Which Carried at Close of Period Total	16,576,846
Accumulated Depreciation	1,811,535
Date Acquired	1/31/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IA [Member] | Dubuque [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Dubuque
Location	IA
Initial Cost [Abstract]
Land	3,185,053
Buildings, Improvements and Acquisition Fees	5,915,983
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,185,053
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,915,983
Gross Amount at Which Carried at Close of Period Total	9,101,036
Accumulated Depreciation	936,697
Date Acquired	1/31/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Marion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marion
Location	IL
Initial Cost [Abstract]
Land	832,500
Buildings, Improvements and Acquisition Fees	3,499,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	832,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	3,499,885
Gross Amount at Which Carried at Close of Period Total	4,332,385
Accumulated Depreciation	880,795
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Springfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Springfield
Location	IL
Initial Cost [Abstract]
Land	3,151,838
Buildings, Improvements and Acquisition Fees	10,404,452
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,151,838
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,404,452
Gross Amount at Which Carried at Close of Period Total	13,556,290
Accumulated Depreciation	2,618,444
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Lake in the Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lake in the Hills
Location	IL
Initial Cost [Abstract]
Land	3,297,566
Buildings, Improvements and Acquisition Fees	9,364,286
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,297,566
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,364,286
Gross Amount at Which Carried at Close of Period Total	12,661,852
Accumulated Depreciation	2,356,669
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Rockford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rockford
Location	IL
Initial Cost [Abstract]
Land	4,270,500
Buildings, Improvements and Acquisition Fees	16,675,954
Cost Capitalized Subsequent to Acquisition Improvements	(1,779)
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,268,721
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	16,675,954
Gross Amount at Which Carried at Close of Period Total	20,944,675
Accumulated Depreciation	4,196,772
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Edwardsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Edwardsville
Location	IL
Initial Cost [Abstract]
Land	4,270,500
Buildings, Improvements and Acquisition Fees	9,070,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,270,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,070,885
Gross Amount at Which Carried at Close of Period Total	13,341,385
Accumulated Depreciation	2,282,830
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Mattoon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Mattoon
Location	IL
Initial Cost [Abstract]
Land	543,183
Buildings, Improvements and Acquisition Fees	5,110,193
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	543,183
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,110,193
Gross Amount at Which Carried at Close of Period Total	5,653,376
Accumulated Depreciation	1,286,056
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IL [Member] | Pekin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Pekin
Location	IL
Initial Cost [Abstract]
Land	1,575,231
Buildings, Improvements and Acquisition Fees	9,183,100
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,575,231
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,183,100
Gross Amount at Which Carried at Close of Period Total	10,758,331
Accumulated Depreciation	2,311,071
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IN [Member] | Indianapolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Indianapolis
Location	IN
Initial Cost [Abstract]
Land	2,700,395
Buildings, Improvements and Acquisition Fees	17,672,980
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,700,395
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	17,672,980
Gross Amount at Which Carried at Close of Period Total	20,373,375
Accumulated Depreciation	4,245,903
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IN [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	IN
Initial Cost [Abstract]
Land	1,999,812
Buildings, Improvements and Acquisition Fees	7,234,361
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,999,812
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,234,361
Gross Amount at Which Carried at Close of Period Total	9,234,173
Accumulated Depreciation	1,820,638
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IN [Member] | Bloomington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Bloomington
Location	IN
Initial Cost [Abstract]
Land	2,498,642
Buildings, Improvements and Acquisition Fees	7,934,745
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,498,642
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,934,745
Gross Amount at Which Carried at Close of Period Total	10,433,387
Accumulated Depreciation	1,996,901
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | IN [Member] | Terre Haute [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Terre Haute
Location	IN
Initial Cost [Abstract]
Land	1,249,321
Buildings, Improvements and Acquisition Fees	9,835,885
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,249,321
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,835,885
Gross Amount at Which Carried at Close of Period Total	11,085,206
Accumulated Depreciation	2,475,355
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | OH [Member] | Akron [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Akron
Location	OH
Initial Cost [Abstract]
Land	1,511,018
Buildings, Improvements and Acquisition Fees	1,386
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,511,018
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,386
Gross Amount at Which Carried at Close of Period Total	1,512,404
Accumulated Depreciation	612
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | OH [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	2,103,351
Buildings, Improvements and Acquisition Fees	5,161,550
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,103,351
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,161,550
Gross Amount at Which Carried at Close of Period Total	7,264,901
Accumulated Depreciation	1,883,953
Date Acquired	11/1/2002
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | OH [Member] | Beavercreek1111 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Beavercreek
Location	OH
Initial Cost [Abstract]
Land	2,062,545
Buildings, Improvements and Acquisition Fees	8,467,551
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,062,545
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,467,551
Gross Amount at Which Carried at Close of Period Total	10,530,096
Accumulated Depreciation	127,013
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | OR [Member] | Portland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Portland
Location	OR
Initial Cost [Abstract]
Land	2,793,001
Buildings, Improvements and Acquisition Fees	9,942
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,793,001
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,942
Gross Amount at Which Carried at Close of Period Total	2,802,943
Accumulated Depreciation	4,391
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | OR [Member] | Hillsboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hillsboro
Location	OR
Initial Cost [Abstract]
Land	4,915,032
Buildings, Improvements and Acquisition Fees	16,377
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,915,032
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	16,377
Gross Amount at Which Carried at Close of Period Total	4,931,409
Accumulated Depreciation	7,233
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | WA [Member] | Marysville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Marysville
Location	WA
Initial Cost [Abstract]
Land	1,988,142
Buildings, Improvements and Acquisition Fees	0
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,988,142
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	0
Gross Amount at Which Carried at Close of Period Total	1,988,142
Accumulated Depreciation	0
Date Acquired	7/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | MO [Member] | Poplar Bluff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Poplar Bluff
Location	MO
Initial Cost [Abstract]
Land	1,106,618
Buildings, Improvements and Acquisition Fees	4,872,502
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,106,618
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,872,502
Gross Amount at Which Carried at Close of Period Total	5,979,120
Accumulated Depreciation	1,226,237
Date Acquired	9/28/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | NJ [Member] | Rockaway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Rockaway
Location	NJ
Initial Cost [Abstract]
Land	8,634,576
Buildings, Improvements and Acquisition Fees	14,679,823
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	8,634,576
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	14,679,823
Gross Amount at Which Carried at Close of Period Total	23,314,399
Accumulated Depreciation	2,964,455
Date of Construction	12/6/2006
Date Acquired	4/13/2005
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | VA [Member] | Roanoke [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Roanoke
Location	VA
Initial Cost [Abstract]
Land	2,212,494
Buildings, Improvements and Acquisition Fees	9,324,958
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,212,494
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,324,958
Gross Amount at Which Carried at Close of Period Total	11,537,452
Accumulated Depreciation	139,874
Date Acquired	8/8/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | VA [Member] | Glen Allen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Glen Allen
Location	VA
Initial Cost [Abstract]
Land	1,314,065
Buildings, Improvements and Acquisition Fees	9,748,457
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,314,065
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,748,457
Gross Amount at Which Carried at Close of Period Total	11,062,522
Accumulated Depreciation	4,403,017
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | VA [Member] | Sterling [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Sterling
Location	VA
Initial Cost [Abstract]
Land	4,546,305
Buildings, Improvements and Acquisition Fees	33,325
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	4,546,305
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	33,325
Gross Amount at Which Carried at Close of Period Total	4,579,630
Accumulated Depreciation	14,158
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | WI [Member] | Fitchburg [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fitchburg
Location	WI
Initial Cost [Abstract]
Land	5,540,553
Buildings, Improvements and Acquisition Fees	10,290,483
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,540,553
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,290,483
Gross Amount at Which Carried at Close of Period Total	15,831,036
Accumulated Depreciation	1,629,326
Date Acquired	1/31/2008
Life on which depreciation in latest Income Statement is computed (in months)	300
Theaters [Member] | AK [Member] | Fairbanks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Fairbanks
Location	AK
Initial Cost [Abstract]
Land	2,586,879
Buildings, Improvements and Acquisition Fees	9,575
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,586,879
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,575
Gross Amount at Which Carried at Close of Period Total	2,596,454
Accumulated Depreciation	4,229
Date Acquired	9/27/2000
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | FL [Member] | Palmetto [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Palmetto
Location	FL
Initial Cost [Abstract]
Land	1,853,907
Buildings, Improvements and Acquisition Fees	9,635,997
Cost Capitalized Subsequent to Acquisition Improvements	4,500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,853,907
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,640,497
Gross Amount at Which Carried at Close of Period Total	11,494,404
Accumulated Depreciation	305,234
Date Acquired	3/17/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | TX [Member] | Freeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Freeport
Location	TX
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	455,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	455,000
Gross Amount at Which Carried at Close of Period Total	700,000
Accumulated Depreciation	17,442
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | TX [Member] | LaPorte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	LaPorte
Location	TX
Initial Cost [Abstract]
Land	875,000
Buildings, Improvements and Acquisition Fees	1,625,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	875,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,625,000
Gross Amount at Which Carried at Close of Period Total	2,500,000
Accumulated Depreciation	62,292
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | GA [Member] | Conley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conley
Location	GA
Initial Cost [Abstract]
Land	420,000
Buildings, Improvements and Acquisition Fees	780,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	420,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	780,000
Gross Amount at Which Carried at Close of Period Total	1,200,000
Accumulated Depreciation	29,900
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | MN [Member] | Shakopee [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Shakopee
Location	MN
Initial Cost [Abstract]
Land	2,451,948
Buildings, Improvements and Acquisition Fees	7,961,282
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,451,948
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,961,282
Gross Amount at Which Carried at Close of Period Total	10,413,230
Accumulated Depreciation	252,107
Date Acquired	3/17/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | NC [Member] | Charlotte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Charlotte
Location	NC
Initial Cost [Abstract]
Land	735,000
Buildings, Improvements and Acquisition Fees	1,365,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	735,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,365,000
Gross Amount at Which Carried at Close of Period Total	2,100,000
Accumulated Depreciation	52,325
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | TN [Member] | Chattanooga [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chattanooga
Location	TN
Initial Cost [Abstract]
Land	2,024,239
Buildings, Improvements and Acquisition Fees	8,974,591
Cost Capitalized Subsequent to Acquisition Improvements	500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,024,239
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,975,091
Gross Amount at Which Carried at Close of Period Total	10,999,330
Accumulated Depreciation	284,233
Date Acquired	3/17/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | UT [Member] | Vineyard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Vineyard
Location	UT
Initial Cost [Abstract]
Land	1,732,107
Buildings, Improvements and Acquisition Fees	5,356,844
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,732,107
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	5,356,844
Gross Amount at Which Carried at Close of Period Total	7,088,951
Accumulated Depreciation	169,633
Date Acquired	3/17/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | IL [Member] | Chicago [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Chicago
Location	IL
Initial Cost [Abstract]
Land	612,500
Buildings, Improvements and Acquisition Fees	1,137,500
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	612,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,137,500
Gross Amount at Which Carried at Close of Period Total	1,750,000
Accumulated Depreciation	43,604
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | IL [Member] | Grayslake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Grayslake
Location	IL
Initial Cost [Abstract]
Land	5,044,195
Buildings, Improvements and Acquisition Fees	17,092,759
Cost Capitalized Subsequent to Acquisition Improvements	500
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,044,195
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	17,093,259
Gross Amount at Which Carried at Close of Period Total	22,137,454
Accumulated Depreciation	484,328
Date Acquired	4/21/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | IN [Member] | Evansville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Evansville
Location	IN
Initial Cost [Abstract]
Land	959,651
Buildings, Improvements and Acquisition Fees	4,053,122
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	959,651
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,053,122
Gross Amount at Which Carried at Close of Period Total	5,012,773
Accumulated Depreciation	47,286
Date Acquired	9/13/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | KS [Member] | Wichita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	2,840,499
Buildings, Improvements and Acquisition Fees	7,375,302
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	2,840,499
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	7,376,302
Gross Amount at Which Carried at Close of Period Total	10,216,801
Accumulated Depreciation	233,626
Date Acquired	3/16/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | MI [Member] | Detroit [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Detroit
Location	MI
Initial Cost [Abstract]
Land	280,000
Buildings, Improvements and Acquisition Fees	520,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	280,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	520,000
Gross Amount at Which Carried at Close of Period Total	800,000
Accumulated Depreciation	19,933
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | MI [Member] | Gibraltar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Gibraltar
Location	MI
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	455,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	455,000
Gross Amount at Which Carried at Close of Period Total	700,000
Accumulated Depreciation	17,442
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | OH [Member] | Columbus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbus
Location	OH
Initial Cost [Abstract]
Land	245,000
Buildings, Improvements and Acquisition Fees	455,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	245,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	455,000
Gross Amount at Which Carried at Close of Period Total	700,000
Accumulated Depreciation	17,442
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | OH [Member] | Walbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Walbridge
Location	OH
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	390,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,000
Gross Amount at Which Carried at Close of Period Total	600,000
Accumulated Depreciation	14,950
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | PA [Member] | Parker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Parker
Location	PA
Initial Cost [Abstract]
Land	210,000
Buildings, Improvements and Acquisition Fees	390,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	210,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	390,000
Gross Amount at Which Carried at Close of Period Total	600,000
Accumulated Depreciation	14,950
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | PA [Member] | Coraopolis [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Coraopolis
Location	PA
Initial Cost [Abstract]
Land	350,000
Buildings, Improvements and Acquisition Fees	650,000
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	350,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	650,000
Gross Amount at Which Carried at Close of Period Total	1,000,000
Accumulated Depreciation	24,917
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | PA [Member] | Franklin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Franklin
Location	PA
Initial Cost [Abstract]
Land	405,243
Buildings, Improvements and Acquisition Fees	1,831,240
Cost Capitalized Subsequent to Acquisition Improvements	22,294
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	405,243
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,853,534
Gross Amount at Which Carried at Close of Period Total	2,258,777
Accumulated Depreciation	58,530
Date Acquired	3/15/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | KY [Member] | Louisville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Louisville
Location	KY
Initial Cost [Abstract]
Land	472,500
Buildings, Improvements and Acquisition Fees	877,500
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	472,500
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	877,500
Gross Amount at Which Carried at Close of Period Total	1,350,000
Accumulated Depreciation	33,638
Date Acquired	1/10/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | MD [Member] | Baltimore [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Baltimore
Location	MD
Initial Cost [Abstract]
Land	1,740,080
Buildings, Improvements and Acquisition Fees	4,580,068
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,740,080
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	4,580,068
Gross Amount at Which Carried at Close of Period Total	6,320,148
Accumulated Depreciation	1,542,657
Date of Construction	12/24/2003
Date Acquired	4/1/2003
Life on which depreciation in latest Income Statement is computed (in months)	300
Transportation Services [Member] | LA [Member] | St. Rose [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	St. Rose
Location	LA
Initial Cost [Abstract]
Land	3,147,428
Buildings, Improvements and Acquisition Fees	8,283,048
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	3,147,428
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	8,283,048
Gross Amount at Which Carried at Close of Period Total	11,430,476
Accumulated Depreciation	13,805
Date Acquired	12/20/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | FL [Member] | Port St. Lucie [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Port St. Lucie
Location	FL
Initial Cost [Abstract]
Land	612,695
Buildings, Improvements and Acquisition Fees	702,209
Cost Capitalized Subsequent to Acquisition Improvements	4,825
Cost Capitalized Subsequent to Acquisition Carrying Costs	424
Gross Amount at Which Carried at Close of Period Land	612,695
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	707,458
Gross Amount at Which Carried at Close of Period Total	1,320,153
Accumulated Depreciation	366,177
Date of Construction	12/9/1998
Date Acquired	9/8/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | TN [Member] | Murfreesboro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Murfreesboro
Location	TN
Initial Cost [Abstract]
Land	406,056
Buildings, Improvements and Acquisition Fees	886,293
Cost Capitalized Subsequent to Acquisition Improvements	39,176
Cost Capitalized Subsequent to Acquisition Carrying Costs	792
Gross Amount at Which Carried at Close of Period Land	406,056
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	926,261
Gross Amount at Which Carried at Close of Period Total	1,332,317
Accumulated Depreciation	508,379
Date Acquired	9/26/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | AL [Member] | Birmingham [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Birmingham
Location	AL
Initial Cost [Abstract]
Land	392,795
Buildings, Improvements and Acquisition Fees	865,115
Cost Capitalized Subsequent to Acquisition Improvements	39,818
Cost Capitalized Subsequent to Acquisition Carrying Costs	441
Gross Amount at Which Carried at Close of Period Land	392,795
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	905,374
Gross Amount at Which Carried at Close of Period Total	1,298,169
Accumulated Depreciation	498,532
Date Acquired	9/30/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | KS [Member] | Wichita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Wichita
Location	KS
Initial Cost [Abstract]
Land	289,714
Buildings, Improvements and Acquisition Fees	797,856
Cost Capitalized Subsequent to Acquisition Improvements	6,400
Cost Capitalized Subsequent to Acquisition Carrying Costs	168
Gross Amount at Which Carried at Close of Period Land	289,714
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	804,424
Gross Amount at Which Carried at Close of Period Total	1,094,138
Accumulated Depreciation	420,156
Date Acquired	11/23/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | OH [Member] | Centerville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Centerville
Location	OH
Initial Cost [Abstract]
Land	601,408
Buildings, Improvements and Acquisition Fees	758,192
Cost Capitalized Subsequent to Acquisition Improvements	9,017
Cost Capitalized Subsequent to Acquisition Carrying Costs	116
Gross Amount at Which Carried at Close of Period Land	601,408
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	767,325
Gross Amount at Which Carried at Close of Period Total	1,368,733
Accumulated Depreciation	412,839
Date Acquired	6/30/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Video Rental [Member] | OH [Member] | Forest Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Forest Park
Location	OH
Initial Cost [Abstract]
Land	328,187
Buildings, Improvements and Acquisition Fees	921,232
Cost Capitalized Subsequent to Acquisition Improvements	118,422
Cost Capitalized Subsequent to Acquisition Carrying Costs	275
Gross Amount at Which Carried at Close of Period Land	328,187
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	1,039,929
Gross Amount at Which Carried at Close of Period Total	1,368,116
Accumulated Depreciation	528,645
Date Acquired	11/14/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | NY [Member] | Freeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Freeport
Location	NY
Initial Cost [Abstract]
Land	13,122,718
Buildings, Improvements and Acquisition Fees	24,369,763
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	13,122,718
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	24,370,763
Gross Amount at Which Carried at Close of Period Total	37,493,481
Accumulated Depreciation	284,339
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | NY [Member] | Yorktown Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Yorktown Heights
Location	NY
Initial Cost [Abstract]
Land	11,225,391
Buildings, Improvements and Acquisition Fees	20,847,154
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	11,225,391
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	20,847,154
Gross Amount at Which Carried at Close of Period Total	32,072,545
Accumulated Depreciation	243,217
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | PA [Member] | Conshohocken [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Conshohocken
Location	PA
Initial Cost [Abstract]
Land	7,231,557
Buildings, Improvements and Acquisition Fees	13,430,034
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	7,231,557
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,430,034
Gross Amount at Which Carried at Close of Period Total	20,661,591
Accumulated Depreciation	156,684
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | MD [Member] | Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Columbia
Location	MD
Initial Cost [Abstract]
Land	10,208,201
Buildings, Improvements and Acquisition Fees	18,958,088
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	10,208,201
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	18,958,088
Gross Amount at Which Carried at Close of Period Total	29,166,289
Accumulated Depreciation	221,178
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | VA [Member] | Woodbridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Woodbridge
Location	VA
Initial Cost [Abstract]
Land	5,659,285
Buildings, Improvements and Acquisition Fees	10,509,101
Cost Capitalized Subsequent to Acquisition Improvements	1,000
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	5,659,285
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,510,101
Gross Amount at Which Carried at Close of Period Total	16,169,386
Accumulated Depreciation	122,631
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Wholesale Clubs [Member] | NH [Member] | Nashua [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Nashua
Location	NH
Initial Cost [Abstract]
Land	7,204,581
Buildings, Improvements and Acquisition Fees	13,379,935
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	7,204,581
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,379,935
Gross Amount at Which Carried at Close of Period Total	20,584,516
Accumulated Depreciation	156,099
Date Acquired	9/30/2011
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | Crest Net Lease [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Crest Net Lease
Initial Cost [Abstract]
Land	2,556,276
Buildings, Improvements and Acquisition Fees	4,759,982
Cost Capitalized Subsequent to Acquisition Improvements	(4,364,592)
Cost Capitalized Subsequent to Acquisition Carrying Costs	8,525
Gross Amount at Which Carried at Close of Period Land	2,556,276
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	403,915
Gross Amount at Which Carried at Close of Period Total	2,960,191
Accumulated Depreciation	109,925
Other Investment Type [Member] | Misc Investments [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Misc Investments
Initial Cost [Abstract]
Land	0
Buildings, Improvements and Acquisition Fees	398,245
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	0
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	398,245
Gross Amount at Which Carried at Close of Period Total	398,245
Accumulated Depreciation	397,364
Other Investment Type [Member] | CA [Member] | Escondido [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Escondido
Location	CA
Initial Cost [Abstract]
Land	1,949,375
Buildings, Improvements and Acquisition Fees	12,966,248
Cost Capitalized Subsequent to Acquisition Improvements	415,002
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	1,949,375
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	13,381,250
Gross Amount at Which Carried at Close of Period Total	15,330,625
Accumulated Depreciation	2,276,395
Date of Construction	8/13/2007
Date Acquired	1/18/2006
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | CA [Member] | El Centro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	El Centro
Location	CA
Initial Cost [Abstract]
Land	520,000
Buildings, Improvements and Acquisition Fees	2,185,899
Cost Capitalized Subsequent to Acquisition Improvements	0
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	520,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	2,185,899
Gross Amount at Which Carried at Close of Period Total	2,705,899
Accumulated Depreciation	200,374
Date Acquired	9/17/2009
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | CA [Member] | San Diego [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Diego
Location	CA
Initial Cost [Abstract]
Land	3,745,000
Buildings, Improvements and Acquisition Fees	8,885,351
Cost Capitalized Subsequent to Acquisition Improvements	113,731
Cost Capitalized Subsequent to Acquisition Carrying Costs	35,308
Gross Amount at Which Carried at Close of Period Land	3,745,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	9,034,390
Gross Amount at Which Carried at Close of Period Total	12,779,390
Accumulated Depreciation	7,065,643
Date of Construction	3/8/1986
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | CA [Member] | San Diego1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Diego
Location	CA
Initial Cost [Abstract]
Land	5,797,411
Buildings, Improvements and Acquisition Fees	15,473,497
Cost Capitalized Subsequent to Acquisition Improvements	208,470
Cost Capitalized Subsequent to Acquisition Carrying Costs	75,947
Gross Amount at Which Carried at Close of Period Land	5,797,411
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	15,757,914
Gross Amount at Which Carried at Close of Period Total	21,555,325
Accumulated Depreciation	10,373,675
Date of Construction	1/20/1989
Date Acquired	8/5/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | CA [Member] | San Diego2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	San Diego
Location	CA
Initial Cost [Abstract]
Land	2,485,160
Buildings, Improvements and Acquisition Fees	8,697,822
Cost Capitalized Subsequent to Acquisition Improvements	1,769,961
Cost Capitalized Subsequent to Acquisition Carrying Costs	124,505
Gross Amount at Which Carried at Close of Period Land	2,485,160
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	10,592,288
Gross Amount at Which Carried at Close of Period Total	13,077,448
Accumulated Depreciation	16,487,614
Date of Construction	1/23/1989
Date Acquired	9/19/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | FL [Member] | Venice [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Venice
Location	FL
Initial Cost [Abstract]
Land	259,686
Buildings, Improvements and Acquisition Fees	362,562
Cost Capitalized Subsequent to Acquisition Improvements	4,535
Cost Capitalized Subsequent to Acquisition Carrying Costs	154
Gross Amount at Which Carried at Close of Period Land	259,686
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	367,251
Gross Amount at Which Carried at Close of Period Total	626,937
Accumulated Depreciation	222,440
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | FL [Member] | Orange Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Orange Park
Location	FL
Initial Cost [Abstract]
Land	478,314
Buildings, Improvements and Acquisition Fees	618,348
Cost Capitalized Subsequent to Acquisition Improvements	141,523
Cost Capitalized Subsequent to Acquisition Carrying Costs	27,981
Gross Amount at Which Carried at Close of Period Land	478,314
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	787,852
Gross Amount at Which Carried at Close of Period Total	1,266,166
Accumulated Depreciation	338,964
Date Acquired	12/31/1998
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | NY [Member] | Lakewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lakewood
Location	NY
Initial Cost [Abstract]
Land	144,859
Buildings, Improvements and Acquisition Fees	526,301
Cost Capitalized Subsequent to Acquisition Improvements	77,838
Cost Capitalized Subsequent to Acquisition Carrying Costs	171
Gross Amount at Which Carried at Close of Period Land	144,859
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	604,310
Gross Amount at Which Carried at Close of Period Total	749,169
Accumulated Depreciation	319,919
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | TX [Member] | Humble [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Humble
Location	TX
Initial Cost [Abstract]
Land	106,000
Buildings, Improvements and Acquisition Fees	545,518
Cost Capitalized Subsequent to Acquisition Improvements	47,680
Cost Capitalized Subsequent to Acquisition Carrying Costs	6,493
Gross Amount at Which Carried at Close of Period Land	106,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	599,691
Gross Amount at Which Carried at Close of Period Total	705,691
Accumulated Depreciation	580,880
Date Acquired	3/25/1986
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | TX [Member] | Lubbock [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Lubbock
Location	TX
Initial Cost [Abstract]
Land	49,000
Buildings, Improvements and Acquisition Fees	108,831
Cost Capitalized Subsequent to Acquisition Improvements	10,282
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	49,000
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	119,113
Gross Amount at Which Carried at Close of Period Total	168,113
Accumulated Depreciation	111,176
Date Acquired	10/29/1987
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | GA [Member] | Brunswick [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Brunswick
Location	GA
Initial Cost [Abstract]
Land	290,369
Buildings, Improvements and Acquisition Fees	788,880
Cost Capitalized Subsequent to Acquisition Improvements	22,865
Cost Capitalized Subsequent to Acquisition Carrying Costs	15,789
Gross Amount at Which Carried at Close of Period Land	290,369
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	827,534
Gross Amount at Which Carried at Close of Period Total	1,117,903
Accumulated Depreciation	445,356
Date Acquired	12/31/1997
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | MS [Member] | Jackson [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Jackson
Location	MS
Initial Cost [Abstract]
Land	405,360
Buildings, Improvements and Acquisition Fees	656,296
Cost Capitalized Subsequent to Acquisition Improvements	(124,313)
Cost Capitalized Subsequent to Acquisition Carrying Costs	21,751
Gross Amount at Which Carried at Close of Period Land	405,360
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	553,734
Gross Amount at Which Carried at Close of Period Total	959,094
Accumulated Depreciation	420,706
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | MS [Member] | Meridian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Meridian
Location	MS
Initial Cost [Abstract]
Land	181,156
Buildings, Improvements and Acquisition Fees	515,598
Cost Capitalized Subsequent to Acquisition Improvements	75,460
Cost Capitalized Subsequent to Acquisition Carrying Costs	0
Gross Amount at Which Carried at Close of Period Land	181,156
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	591,058
Gross Amount at Which Carried at Close of Period Total	772,214
Accumulated Depreciation	346,811
Date Acquired	11/26/1996
Life on which depreciation in latest Income Statement is computed (in months)	300
Other Investment Type [Member] | VA [Member] | Hampton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description	Hampton
Location	VA
Initial Cost [Abstract]
Land	373,499
Buildings, Improvements and Acquisition Fees	836,071
Cost Capitalized Subsequent to Acquisition Improvements	7,601
Cost Capitalized Subsequent to Acquisition Carrying Costs	16,686
Gross Amount at Which Carried at Close of Period Land	373,499
Gross Amount at Which Carried at Close of Period Buildings, Improvements and Acquisition Fees	860,358
Gross Amount at Which Carried at Close of Period Total	1,233,857
Accumulated Depreciation	$ 473,059
Date Acquired	12/19/1997
Life on which depreciation in latest Income Statement is computed (in months)	300

[1]	Realty Income owns 2,619 single-tenant properties and 15 multi-tenant properties, three are located in San Diego, CA and one is located in each of the following cities: Sheboygan, WI, Jackson, TN, Humble, TX, Escondido, CA, Cedar Park, TX, Brandon, FL, Cutler Ridge, FL, Deerfield Beach, FL, Edmond, OK, Dallas, TX, The Colony, TX and Virginia Beach, VA. All properties were acquired on an all cash basis except five; $67.2 million in aggregate of encumbrances were outstanding at December 31, 2011 on four properties located in Raphine, VA, Salem, OR, St. Louis, MO and Dallas Fort Worth Airport, TX. Crest Net Lease, Inc. owns three properties.
[2]	The aggregate cost for federal income tax purposes for Realty Income Corporation is $4,924,224,479 and for Crest Net Lease, Inc. is $7,521,073.
[3]	In accordance with FASB 143 and FASB interpretation No. 47, we recorded in aggregate negative $152,277 in 2011 , negative $81,593 in 2010 and $62,571 in 2009 to two buildings for the fair value of legal obligations to perform asset-retirement activities that are conditional on future events. These two properties are reported in the drug store industry and are located in Girard, PA and Slippery Rock, PA.
[4]	The following is a reconciliation of total real estate carrying value for the years ended December 31: 2011 2010 2009 Balance at Beginning of Period 4,119,901,302 3,449,776,818 3,416,323,971 Additions During Period: Acquisitions 1,016,170,863 713,534,296 57,937,191 Less amounts allocated to intangible assets that are included in Other Assets on our Consolidated Balance Sheets (133,491,909) (15,384,932) (860,287) Equipment 14,238 33,268 25,500 Improvements, Etc. 2,435,950 2,044,036 1,853,609 Other (Leasing Costs) 1,721,668 1,500,953 1,185,163 Total Additions 886,850,810 701,727,621 60,141,176 Deductions During Period: Cost of Real Estate sold or disposed of 31,383,561 30,254,678 25,420,455 Cost of Equipment sold 0 0 2,750 Releasing costs 584,192 410,234 801,363 Other (including Provisions for Impairment) (1,311,773) 938,225 463,761 Total Deductions 30,655,980 31,603,137 26,688,329 Balance at Close of Period 4,976,096,132 4,119,901,302 3,449,776,818
[5]	In 2011, provisions for impairment were recorded on five Realty Income properties. In 2010, provisions for impairment were recorded on four Realty Income properties and three Crest properties. In 2009, provisions for impairment were recorded on one Realty Income property and five Crest properties.
[6]	The following is a reconciliation of accumulated depreciation for the years ended: Balance at Beginning of Period 715,023,381 632,894,759 554,171,306 Additions During Period - Provision for Depreciation 113,671,104 94,489,028 90,524,336 Deductions During Period: Accumulated depreciation of real estate and equipment sold or disposed of 12,606,595 12,360,406 11,800,883 Balance at Close of Period 816,087,890 715,023,381 632,894,759